UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)   (Zip code)

Omar Aguilar

Schwab Investments – Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2023

Item 1: Report(s) to Shareholders.

Annual Report | August 31, 2023
Schwab Taxable Bond Funds

Schwab Treasury Inflation
Protected Securities Index Fund
Schwab U.S. Aggregate
Bond Index Fund
Schwab Short-Term
Bond Index Fund

This page is intentionally left blank.

Three ways for investors to include bond funds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab Taxable Bond Funds | Annual Report1

Schwab Taxable Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns for the 12 Months Ended August 31, 2023
Schwab Treasury Inflation Protected Securities Index Fund (Ticker Symbol: SWRSX)	-3.67%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	-3.68%
Fund Category: Morningstar Inflation Protected Bond[1]	-2.71%
Performance Details	pages 6-7

Schwab U.S. Aggregate Bond Index Fund (Ticker Symbol: SWAGX)	-1.34%
Bloomberg US Aggregate Bond Index	-1.19%
Fund Category: Morningstar Intermediate Core Bond[1]	-1.07%
Performance Details	pages 8-9

Schwab Short-Term Bond Index Fund (Ticker Symbol: SWSBX)	1.08%
Bloomberg US Government/Credit 1-5 Year Index	1.19%
Fund Category: Morningstar Short-Term Bond[1]	2.09%
Performance Details	pages 10-11
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
U.S. Treasury Inflation-Protected Securities (TIPS) generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
Index ownership — Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2Schwab Taxable Bond Funds | Annual Report

Schwab Taxable Bond Funds
The Investment Environment

For the 12-month reporting period ended August 31, 2023, the ongoing war between Russia and Ukraine weighed on the global economy, but the U.S. economy continued to show unexpected resiliency. Inflation remained elevated—although down significantly from recent highs—and the U.S. Federal Reserve (Fed) continued to raise interest rates, driving yields on taxable bonds up and resulting in negative returns for most U.S. fixed-income markets. (Bond yields and bond prices typically move in opposite directions.) For the reporting period, the Bloomberg US Aggregate Bond Index, representing the broad U.S. bond market, returned -1.19%, while the Bloomberg US Government/Credit 1-5 Year Index returned 1.19%. The Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM returned -3.68%.
Despite some volatility over the reporting period, yields on U.S. Treasuries climbed, particularly during the second half of the period. There were a few short-lived yet market-moving events over the reporting period. The failure of three U.S. regional banks in early March raised concerns about the stability of the banking sector. In addition, debt ceiling negotiations during the second quarter of 2023 created fear that the federal government could default on its obligations and on August 1, 2023, Fitch Ratings downgraded long-term U.S. debt from AAA to AA+ after indicating earlier in the year that a country refusing to pay its debts in a timely way was not entitled to a AAA rating. The yield on the 10-year U.S. Treasury began the reporting period at 3.15%, hit a 15-year high of 4.34% in late August, and ended the period at 4.09%. Following the course of the Fed’s interest-rate hikes, the yield on the three-month U.S. Treasury climbed from 2.96% to 5.56%, resulting in the yield curve inverting for a large portion of the reporting period.
The U.S. economy continued to show unexpected resilience. U.S. gross domestic product (GDP) growth was positive for the third and fourth quarters of 2022 and the first and second quarters of 2023. Inflation generally declined throughout the reporting period, though it remained above the Fed’s historical 2% target and rose slightly in July and August. Consumer spending remained strong as consumers continued to spend down the significant savings they accumulated during the COVID-19 pandemic. The unemployment rate remained low throughout the period despite inflationary pressures. However, unemployment unexpectedly jumped in August largely as a result of an increase in the labor force participation rate (the proportion of working-age Americans who have a job or are looking for one) which rose to its highest level since February 2020, just prior to the COVID-19 pandemic declaration.
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
Schwab Taxable Bond Funds | Annual Report3

Schwab Taxable Bond Funds
The Investment Environment (continued)

In its efforts to lower inflation, the Fed raised interest rates seven times over the reporting period, with the federal funds rate ending in a range of 5.25% to 5.50%. However, the likelihood of further increases began to temper, as evidenced by the Fed’s pause on rate hikes at its June meeting before a 0.25% increase in July supported by consumer spending and a tight labor market. The Fed’s efforts to reduce the assets held on its balance sheet were effective over the reporting period, though its balance sheet spiked in early March when the Fed supported banks after the failure of three U.S. regional banks. Central banks outside the United States also battled with persistently high inflation. The European Central Bank raised its interest rates seven times during the reporting period, matching its previous high in 2000. The Bank of England raised its rate eight times during the reporting period, bringing borrowing costs to a 15-year high. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, despite inflationary pressures.
4Schwab Taxable Bond Funds | Annual Report

Schwab Taxable Bond Funds
Fund Management

Matthew Hastings, CFA, Managing Director and Head of Taxable Bond Strategies for Schwab Asset
Management, leads the portfolio management team for the Schwab Taxable Bond Funds and Schwab
Fixed-Income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Treasury Inflation Protected Securities Index
Fund. He is primarily responsible for the management and oversight of corporate bonds within the taxable bond strategies, with additional responsibility for managing municipal bond index strategies. Mr. Hung has been a portfolio manager with Schwab Asset Management since 2005 and prior to that, served in various roles as an associate portfolio manager and trader since 1999. In 1998, he joined Charles Schwab & Co.’s management training program and worked as a clerk on the options trading floor of the Pacific Coast Stock
Exchange.

Mark McKissick, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2016, Mr. McKissick worked at Denver
Investments for 17 years, most recently as a director of fixed income and portfolio manager. In this role he co-managed multiple bond strategies, as well as oversaw the firm’s fixed-income business including the investment process, client service, and other administrative functions. He also served as a credit/security analyst from 1999 to 2005. Prior to that, he worked as a senior research analyst with Hotchkis & Wiley, a portfolio manager at Payden & Rygel, and a vice president in fixed income at Salomon Brothers.

Alfonso Portillo, Jr., Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond Index Fund. His primary focus is securitized products. Prior to joining Schwab in 2007, Mr. Portillo worked for ten years at Pacific Investment Management
Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Taxable Bond Funds | Annual Report5

Schwab Treasury Inflation Protected Securities Index Fund

The Schwab Treasury Inflation Protected Securities Index Fund’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities. To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM (the comparative index). Under normal circumstances, the fund will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the comparative index. For more information about the fund’s investment objective and principal investment strategies, please see the fund’s prospectus.
Market Highlights. Although the ongoing war between Russia and Ukraine weighed on the global economy, the U.S. economy continued to show unexpected resiliency. Inflation remained elevated—although down significantly from recent highs—and the U.S. Federal Reserve (Fed) continued to raise interest rates, driving yields on taxable bonds up and resulting in negative returns for most U.S. fixed-income markets. (Bond yields and bond prices typically move in opposite directions.) In its efforts to lower inflation, the Fed raised interest rates seven times over the reporting period, with the federal funds rate ending in a range of 5.25% to 5.50%. However, the likelihood of further rate increases began to temper, as evidenced by the Fed’s pause on rate hikes at its June meeting before a 0.25% increase in July.
There were a few short-lived yet market-moving events over the reporting period. The failure of three U.S. regional banks in early March raised concerns about the stability of the banking sector. In addition, debt ceiling negotiations during the second quarter of 2023 created fear that the federal government could default on its obligations and on August 1, 2023, Fitch Ratings downgraded long-term U.S. debt from AAA to AA+ after indicating earlier in the year that a country refusing to pay its debts in a timely way was not entitled to a AAA rating. Shorter-term securities generally posted positive returns and longer-term bonds generally posted negative returns for the reporting period. Despite some volatility, yields on U.S. Treasuries climbed, particularly in the second half of the period. The yield on the 10-year U.S. Treasury began the reporting period at 3.15%, hit a 15-year high of 4.34% in late August, and ended the period at 4.09%. Following the course of the Fed’s interest-rate hikes, the yield on the three-month U.S. Treasury climbed from 2.96% to 5.56%, resulting in the yield curve inverting for a large portion of the reporting period. Treasury Inflation-Protected Securities were among the weakest fixed-income performers over the reporting period.
Performance. The fund returned -3.67% for the 12-month period ended August 31, 2023, while the comparative index returned -3.68%.
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type1

Weighted Average Maturity[3]	7.3 Yrs
Weighted Average Duration[3]	6.7 Yrs
By Credit Quality4

Management views and portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
See Glossary for definitions of maturity and duration.
4
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
6Schwab Taxable Bond Funds | Annual Report

Schwab Treasury Inflation Protected Securities Index Fund
Performance and Fund Facts as of August 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 31, 2013 – August 31, 2023)1

Average Annual Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Treasury Inflation Protected Securities Index Fund (3/31/06)	-3.67%	2.23%	1.97%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	-3.68%	2.29%	2.08%
Fund Category: Morningstar Inflation Protected Bond [2]	-2.71%	2.01%	1.65%
Fund Expense Ratio[3]: 0.05%

Yields1
30-Day SEC Yield	6.33%[4]
12-Month Distribution Yield	5.83%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg® and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Treasury Inflation Protected Securities Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Treasury Inflation Protected Securities Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
4
The fund’s yields, including the SEC Yield, are adjusted monthly based on changes in the rate of inflation and these changes can cause the yield to vary substantially from month to month. Exceptionally high yield is attributable to the rise in inflation rate and might not be repeated. Exceptionally low or negative yield is attributable to the fall in inflation rate and might not be repeated.
Schwab Taxable Bond Funds | Annual Report7

Schwab U.S. Aggregate Bond Index Fund

The Schwab U.S. Aggregate Bond Index Fund’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market. To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US Aggregate Bond Index (the comparative index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Although the ongoing war between Russia and Ukraine weighed on the global economy, the U.S. economy continued to show unexpected resiliency. Inflation remained elevated—although down significantly from recent highs—and the U.S. Federal Reserve (Fed) continued to raise interest rates, driving yields on taxable bonds up and resulting in negative returns for most U.S. fixed-income markets. (Bond yields and bond prices typically move in opposite directions.) In its efforts to lower inflation, the Fed raised interest rates seven times over the reporting period, with the federal funds rate ending in a range of 5.25% to 5.50%. However, the likelihood of further rate increases began to temper, as evidenced by the Fed’s pause on rate hikes at its June meeting before a 0.25% increase in July.
There were a few short-lived yet market-moving events over the reporting period. The failure of three U.S. regional banks in early March raised concerns about the stability of the banking sector. In addition, debt ceiling negotiations during the second quarter of 2023 created fear that the federal government could default on its obligations and on August 1, 2023, Fitch Ratings downgraded long-term U.S. debt from AAA to AA+ after indicating earlier in the year that a country refusing to pay its debts in a timely way was not entitled to a AAA rating. Shorter-term securities generally posted positive returns and longer-term bonds generally posted negative returns for the reporting period. Despite some volatility, yields on U.S. Treasuries climbed, particularly in the second half of the period. The yield on the 10-year U.S. Treasury began the reporting period at 3.15%, hit a 15-year high of 4.34% in late August, and ended the period at 4.09%. Following the course of the Fed’s interest-rate hikes, the yield on the three-month U.S. Treasury climbed from 2.96% to 5.56%, resulting in the yield curve inverting for a large portion of the reporting period. Corporate bonds generally outperformed U.S. Treasuries and mortgage-backed securities. Credit spreads on corporate bonds generally tightened while credit spreads on mortgage-backed securities generally widened.
Performance. The fund returned -1.34% for the 12-month period ended August 31, 2023, while the index returned -1.19%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
The fund held positions in TBAs, or “to-be-announced” securities, which are mortgage-backed bonds that settle on a forward date. The fund’s average month-end position in these securities was 2.4%, with a minimum exposure of 1.8% and maximum exposure of 3.6% over the period.
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type1

Weighted Average Maturity[4]	8.5 Yrs
Weighted Average Duration[4]	6.2 Yrs
By Credit Quality5

Management views and portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 2.5% of net assets on August 31, 2023.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
4
See Glossary for definitions of maturity and duration.
5
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
6
Less than 0.05%.
8Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Performance and Fund Facts as of August 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (February 23, 2017 – August 31, 2023)1

Average Annual Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Aggregate Bond Index Fund (2/23/17)	-1.34%	0.38%	0.55%
Bloomberg US Aggregate Bond Index	-1.19%	0.49%	0.69%
Fund Category: Morningstar Intermediate Core Bond [2]	-1.07%	0.39%	N/A
Fund Expense Ratio[3]: 0.04%

Yields1
30-Day SEC Yield	4.45%
12-Month Distribution Yield	3.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg® and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
Schwab Taxable Bond Funds | Annual Report9

Schwab Short-Term Bond Index Fund

The Schwab Short-Term Bond Index Fund’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index composed of U.S. investment-grade government related and corporate bonds with maturities between 1-5 years. To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index (the comparative index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Although the ongoing war between Russia and Ukraine weighed on the global economy, the U.S. economy continued to show unexpected resiliency. Inflation remained elevated—although down significantly from recent highs—and the U.S. Federal Reserve (Fed) continued to raise interest rates, driving yields on taxable bonds up and resulting in negative returns for most U.S. fixed-income markets. (Bond yields and bond prices typically move in opposite directions.) In its efforts to lower inflation, the Fed raised interest rates seven times over the reporting period, with the federal funds rate ending in a range of 5.25% to 5.50%. However, the likelihood of further rate increases began to temper, as evidenced by the Fed’s pause on rate hikes at its June meeting before a 0.25% increase in July.
There were a few short-lived yet market-moving events over the reporting period. The failure of three U.S. regional banks in early March raised concerns about the stability of the banking sector. In addition, debt ceiling negotiations during the second quarter of 2023 created fear that the federal government could default on its obligations and on August 1, 2023, Fitch Ratings downgraded long-term U.S. debt from AAA to AA+ after indicating earlier in the year that a country refusing to pay its debts in a timely way was not entitled to a AAA rating. Shorter-term securities generally posted positive returns and longer-term bonds generally posted negative returns for the reporting period. Despite some volatility, yields on U.S. Treasuries climbed, particularly in the second half of the period. The yield on the 10-year U.S. Treasury began the reporting period at 3.15%, hit a 15-year high of 4.34% in late August, and ended the period at 4.09%. Following the course of the Fed’s interest-rate hikes, the yield on the three-month U.S. Treasury climbed from 2.96% to 5.56%, resulting in the yield curve inverting for a large portion of the reporting period. Corporate bonds generally outperformed U.S. Treasuries and mortgage-backed securities. Credit spreads on corporate bonds generally tightened while credit spreads on mortgage-backed securities generally widened.
Performance. The fund returned 1.08% for the 12-month period ended August 31, 2023, while the index returned 1.19%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type1

Weighted Average Maturity[3]	2.9 Yrs
Weighted Average Duration[3]	2.6 Yrs
By Credit Quality4

Management views and portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
See Glossary for definitions of maturity and duration.
4
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
5
Less than 0.05%.
10Schwab Taxable Bond Funds | Annual Report

Schwab Short-Term Bond Index Fund
Performance and Fund Facts as of August 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (February 23, 2017 – August 31, 2023)1

Average Annual Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Short-Term Bond Index Fund (2/23/17)	1.08%	1.10%	0.96%
Bloomberg US Government/Credit 1-5 Year Index	1.19%	1.18%	1.06%
Fund Category: Morningstar Short-Term Bond [2]	2.09%	1.36%	N/A
Fund Expense Ratio[3]: 0.06%

Yields1
30-Day SEC Yield	4.96%
12-Month Distribution Yield	2.67%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg® and Bloomberg US Government/Credit 1-5 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
Schwab Taxable Bond Funds | Annual Report11

Schwab Taxable Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2023 and held through August 31, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 3/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 8/31/23	EXPENSES PAID DURING PERIOD 3/1/23-8/31/23 [2]
Schwab Treasury Inflation Protected Securities Index Fund
Actual Return	0.05%	$1,000.00	$1,006.40	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26
Schwab U.S. Aggregate Bond Index Fund
Actual Return	0.04%	$1,000.00	$1,009.10	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Schwab Short-Term Bond Index Fund
Actual Return	0.06%	$1,000.00	$1,017.70	$0.31
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by 365 days in the fiscal year.

12Schwab Taxable Bond Funds | Annual Report

Schwab Treasury Inflation Protected Securities Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19
Per-Share Data
Net asset value at beginning of period	$11.27	$12.70	$12.33	$11.50	$10.97
Income (loss) from investment operations:
Net investment income (loss)[1]	0.30	0.90	0.59	0.12	0.25
Net realized and unrealized gains (losses)	(0.72)	(1.64)	0.07	0.88	0.55
Total from investment operations	(0.42)	(0.74)	0.66	1.00	0.80
Less distributions:
Distributions from net investment income	(0.59)	(0.67)	(0.28)	(0.17)	(0.27)
Distributions from net realized gains	(0.09)	(0.02)	(0.01)	—	—
Total distributions	(0.68)	(0.69)	(0.29)	(0.17)	(0.27)
Net asset value at end of period	$10.17	$11.27	$12.70	$12.33	$11.50
Total return	(3.67%)	(6.04%)	5.48%	8.88%	7.42%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%
Net investment income (loss)	2.92%	7.50%	4.83%	1.05%	2.27%
Portfolio turnover rate	44%	37%	25%	29%	25%
Net assets, end of period (x 1,000,000)	$2,590	$2,750	$2,397	$1,429	$923

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Taxable Bond Funds | Annual Report13

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of August 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed-rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable-rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.8% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.13%, 10/15/24	80,218,616	77,565,999
0.25%, 01/15/25	82,244,141	79,050,750
2.38%, 01/15/25	56,052,948	55,422,027
0.13%, 04/15/25	65,717,578	62,703,358
0.38%, 07/15/25	90,186,899	86,441,937
0.13%, 10/15/25	79,948,316	75,925,027
0.63%, 01/15/26	75,926,052	72,420,824
2.00%, 01/15/26	36,176,929	35,619,197
0.13%, 04/15/26	61,748,727	57,938,136
0.13%, 07/15/26	75,678,477	71,096,393
0.13%, 10/15/26	85,456,496	79,943,939
0.38%, 01/15/27	70,472,316	66,010,527
2.38%, 01/15/27	34,977,127	35,004,114
0.13%, 04/15/27	87,299,914	80,767,806
0.38%, 07/15/27	77,696,026	72,699,947
1.63%, 10/15/27	87,544,150	85,911,508
0.50%, 01/15/28	79,349,949	73,982,407
1.75%, 01/15/28	32,888,870	32,343,763
1.25%, 04/15/28	86,451,466	83,255,846
3.63%, 04/15/28	33,668,064	35,887,753
0.75%, 07/15/28	69,071,748	65,173,423
0.88%, 01/15/29	59,245,276	55,828,737
2.50%, 01/15/29	30,367,247	31,083,058
3.88%, 04/15/29	39,064,889	42,766,033
0.25%, 07/15/29	69,992,276	63,572,959
0.13%, 01/15/30	79,067,970	70,368,637
0.13%, 07/15/30	87,547,415	77,641,233
0.13%, 01/15/31	90,613,949	79,402,834
0.13%, 07/15/31	92,603,315	80,786,068
0.13%, 01/15/32	101,093,863	87,153,458
3.38%, 04/15/32	14,063,155	15,611,115
0.63%, 07/15/32	104,895,159	94,203,871
1.13%, 01/15/33	102,354,398	95,477,006
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 07/15/33	36,013,693	34,497,563
2.13%, 02/15/40	18,411,193	18,890,911
2.13%, 02/15/41	26,542,859	27,258,357
0.75%, 02/15/42	43,020,675	34,903,569
0.63%, 02/15/43	33,782,016	26,356,574
1.38%, 02/15/44	46,468,518	41,562,968
0.75%, 02/15/45	51,149,322	39,973,614
1.00%, 02/15/46	26,341,584	21,518,850
0.88%, 02/15/47	32,274,153	25,405,251
1.00%, 02/15/48	23,466,990	18,883,096
1.00%, 02/15/49	21,979,589	17,586,423
0.25%, 02/15/50	33,225,857	21,417,048
0.13%, 02/15/51	33,436,070	20,457,521
0.13%, 02/15/52	38,764,553	23,429,721
1.50%, 02/15/53	37,100,146	33,284,558
Total Treasuries (Cost $2,867,630,843)		2,584,485,714

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (a)	1,831,492	1,831,492
Total Short-Term Investments (Cost $1,831,492)		1,831,492
Total Investments in Securities (Cost $2,869,462,335)		2,586,317,206

(a)	The rate shown is the annualized 7-day yield.
See financial notes
14Schwab Taxable Bond Funds | Annual Report

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$2,584,485,714	$—	$2,584,485,714
Short-Term Investments[1]	1,831,492	—	—	1,831,492
Total	$1,831,492	$2,584,485,714	$—	$2,586,317,206

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Taxable Bond Funds | Annual Report15

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Assets and Liabilities

As of August 31, 2023
Assets
Investments in securities, at value - unaffiliated (cost $2,869,462,335)		$2,586,317,206
Receivables:
Investments sold		14,782,301
Interest		3,935,540
Fund shares sold		3,210,662
Dividends	+	4,697
Total assets		2,608,250,406

Liabilities
Payables:
Investments bought		15,592,979
Fund shares redeemed		2,851,683
Investment adviser fees	+	109,300
Total liabilities		18,553,962
Net assets		$2,589,696,444

Net Assets by Source
Capital received from investors		$3,004,445,110
Total distributable loss	+	(414,748,666)
Net assets		$2,589,696,444

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,589,696,444		254,745,280		$10.17

See financial notes
16Schwab Taxable Bond Funds | Annual Report

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Operations

For the period September 1, 2022 through August 31, 2023
Investment Income
Interest received from securities - unaffiliated		$76,617,659 *
Dividends received from securities - unaffiliated	+	53,294
Total investment income		76,670,953

Expenses
Investment adviser fees		1,291,831
Proxy fees[1]	+	2,700
Total expenses	–	1,294,531
Net investment income		75,376,422

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(147,149,930)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(31,353,406)
Net realized and unrealized losses		(178,503,336)
Decrease in net assets resulting from operations		($103,126,914 )

*	See financial note 2(b), Inflation-Protected Securities, for additional information.
[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab Taxable Bond Funds | Annual Report17

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/22-8/31/23		9/1/21-8/31/22
Net investment income		$75,376,422	$211,665,978
Net realized gains (losses)		(147,149,930)	5,956,829
Net change in unrealized appreciation (depreciation)	+	(31,353,406)	(408,155,154)
Decrease in net assets from operations		($103,126,914 )	($190,532,347 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($165,137,196 )	($158,919,484 )

TRANSACTIONS IN FUND SHARES
	9/1/22-8/31/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		68,593,848	$711,921,651	127,567,665	$1,569,597,809
Shares reinvested		12,065,840	124,578,060	10,128,781	121,065,276
Shares redeemed	+	(69,939,453)	(728,580,733)	(82,401,634)	(988,461,315)
Net transactions in fund shares		10,720,235	$107,918,978	55,294,812	$702,201,770

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-8/31/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		244,025,045	$2,750,041,576	188,730,233	$2,397,291,637
Total increase (decrease)	+	10,720,235	(160,345,132)	55,294,812	352,749,939
End of period		254,745,280	$2,589,696,444	244,025,045	$2,750,041,576
See financial notes
18Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19
Per-Share Data
Net asset value at beginning of period	$9.15	$10.57	$10.84	$10.46	$9.78
Income (loss) from investment operations:
Net investment income (loss)[1]	0.26	0.19	0.18	0.25	0.28
Net realized and unrealized gains (losses)	(0.38)	(1.39)	(0.22)	0.40	0.69
Total from investment operations	(0.12)	(1.20)	(0.04)	0.65	0.97
Less distributions:
Distributions from net investment income	(0.27)	(0.22)	(0.22)	(0.27)	(0.29)
Distributions from net realized gains	—	—	(0.01)	—	—
Total distributions	(0.27)	(0.22)	(0.23)	(0.27)	(0.29)
Net asset value at end of period	$8.76	$9.15	$10.57	$10.84	$10.46
Total return	(1.34%)	(11.51%)	(0.30%)	6.33%	10.15%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Net investment income (loss)	2.91%	1.93%	1.66%	2.32%	2.86%
Portfolio turnover rate[3]	71%	58%	56%	81%	91%
Net assets, end of period (x 1,000,000)	$4,521	$4,440	$5,510	$4,697	$2,971

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Includes to-be-announced (TBA) transactions ( if any) (see financial note 2 for additional information).
See financial notes
Schwab Taxable Bond Funds | Annual Report19

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed-rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.5% OF NET ASSETS

Financial Institutions 8.2%
Banking 5.7%
Ally Financial, Inc.
5.13%, 09/30/24	150,000	147,776
5.80%, 05/01/25 (a)	150,000	147,804
4.75%, 06/09/27 (a)	150,000	140,583
7.10%, 11/15/27 (a)	150,000	152,205
2.20%, 11/02/28 (a)	150,000	121,367
6.99%, 06/13/29 (a)(b)	150,000	149,814
8.00%, 11/01/31	450,000	467,102
American Express Co.
3.00%, 10/30/24 (a)	450,000	436,986
2.25%, 03/04/25 (a)	300,000	285,297
3.95%, 08/01/25 (a)	400,000	388,280
4.20%, 11/06/25 (a)	150,000	146,171
4.90%, 02/13/26 (a)	200,000	197,520
4.99%, 05/01/26 (a)(b)	250,000	246,525
3.13%, 05/20/26 (a)	150,000	141,893
1.65%, 11/04/26 (a)	250,000	223,170
2.55%, 03/04/27 (a)	250,000	227,473
3.30%, 05/03/27 (a)	450,000	419,733
5.39%, 07/28/27 (a)(b)	250,000	248,647
5.85%, 11/05/27 (a)	250,000	255,525
5.28%, 07/27/29 (a)(b)	250,000	247,487
4.99%, 05/26/33 (a)(b)	200,000	189,818
4.42%, 08/03/33 (a)(b)	250,000	232,123
5.04%, 05/01/34 (a)(b)	200,000	192,284
4.05%, 12/03/42	150,000	128,570
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	250,000	241,960
5.09%, 12/08/25	250,000	248,997
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	200,000	182,526
6.14%, 09/14/28 (a)(b)	200,000	200,978
Banco Santander S.A.
3.50%, 03/24/25	200,000	192,980
2.75%, 05/28/25	200,000	189,348
5.15%, 08/18/25	400,000	393,692
5.18%, 11/19/25	200,000	195,680
1.85%, 03/25/26	200,000	180,806
4.25%, 04/11/27	200,000	189,260
5.29%, 08/18/27	400,000	391,940
1.72%, 09/14/27 (a)(b)	200,000	175,836
3.80%, 02/23/28	200,000	183,236
4.18%, 03/24/28 (a)(b)	200,000	187,470
4.38%, 04/12/28	200,000	187,990
5.59%, 08/08/28	200,000	198,351
3.31%, 06/27/29	200,000	177,274
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.49%, 05/28/30	200,000	173,220
2.75%, 12/03/30	200,000	155,048
2.96%, 03/25/31	200,000	164,806
3.23%, 11/22/32 (a)(b)	200,000	157,124
6.92%, 08/08/33	400,000	400,352
Bank of America Corp.
4.00%, 01/22/25	450,000	438,930
3.95%, 04/21/25	450,000	436,176
3.88%, 08/01/25	350,000	340,760
0.98%, 09/25/25 (a)(b)	400,000	378,732
3.09%, 10/01/25 (a)(b)	250,000	242,315
2.46%, 10/22/25 (a)(b)	350,000	336,504
1.53%, 12/06/25 (a)(b)	350,000	331,124
3.37%, 01/23/26 (a)(b)	450,000	433,930
2.02%, 02/13/26 (a)(b)	250,000	235,910
4.45%, 03/03/26	300,000	291,768
3.38%, 04/02/26 (a)(b)	500,000	480,715
3.50%, 04/19/26	500,000	475,855
1.32%, 06/19/26 (a)(b)	600,000	552,192
4.83%, 07/22/26 (a)(b)	400,000	392,648
6.22%, 09/15/26	150,000	153,426
4.25%, 10/22/26	250,000	240,095
1.20%, 10/24/26 (a)(b)	400,000	362,644
5.08%, 01/20/27 (a)(b)	500,000	493,570
1.66%, 03/11/27 (a)(b)	500,000	451,930
3.56%, 04/23/27 (a)(b)	450,000	426,555
1.73%, 07/22/27 (a)(b)	1,000,000	895,160
3.25%, 10/21/27 (a)	500,000	466,015
4.18%, 11/25/27 (a)	350,000	332,405
3.82%, 01/20/28 (a)(b)	400,000	377,144
2.55%, 02/04/28 (a)(b)	450,000	407,218
3.71%, 04/24/28 (a)(b)	350,000	327,743
4.38%, 04/27/28 (a)(b)	400,000	383,948
3.59%, 07/21/28 (a)(b)	400,000	372,400
4.95%, 07/22/28 (a)(b)	500,000	489,645
6.20%, 11/10/28 (a)(b)	300,000	307,140
3.42%, 12/20/28 (a)(b)	1,000,000	917,210
3.97%, 03/05/29 (a)(b)	400,000	373,660
5.20%, 04/25/29 (a)(b)	500,000	492,325
2.09%, 06/14/29 (a)(b)	500,000	426,730
4.27%, 07/23/29 (a)(b)	550,000	519,150
3.97%, 02/07/30 (a)(b)	500,000	460,540
3.19%, 07/23/30 (a)(b)	450,000	395,329
2.88%, 10/22/30 (a)(b)	350,000	300,310
2.50%, 02/13/31 (a)(b)	650,000	540,774
2.59%, 04/29/31 (a)(b)	500,000	416,410
1.90%, 07/23/31 (a)(b)	450,000	355,432
1.92%, 10/24/31 (a)(b)	450,000	353,020
2.65%, 03/11/32 (a)(b)	400,000	328,064
2.69%, 04/22/32 (a)(b)	800,000	654,840
2.30%, 07/21/32 (a)(b)	650,000	512,921
2.57%, 10/20/32 (a)(b)	600,000	481,362
See financial notes
20Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.97%, 02/04/33 (a)(b)	650,000	535,132
4.57%, 04/27/33 (a)(b)	750,000	695,475
5.02%, 07/22/33 (a)(b)	900,000	866,043
5.29%, 04/25/34 (a)(b)	950,000	927,589
2.48%, 09/21/36 (a)(b)	400,000	304,212
6.11%, 01/29/37	350,000	362,477
3.85%, 03/08/37 (a)(b)	425,000	360,056
4.24%, 04/24/38 (a)(b)	350,000	305,004
7.75%, 05/14/38	320,000	374,493
4.08%, 04/23/40 (a)(b)	300,000	252,366
2.68%, 06/19/41 (a)(b)	900,000	620,442
5.88%, 02/07/42	300,000	310,932
3.31%, 04/22/42 (a)(b)	600,000	449,748
5.00%, 01/21/44	350,000	333,354
4.88%, 04/01/44	100,000	93,935
4.75%, 04/21/45	100,000	90,116
4.44%, 01/20/48 (a)(b)	350,000	298,991
3.95%, 01/23/49 (a)(b)	200,000	157,806
4.33%, 03/15/50 (a)(b)	500,000	424,165
4.08%, 03/20/51 (a)(b)	1,000,000	805,690
2.83%, 10/24/51 (a)(b)	150,000	96,450
3.48%, 03/13/52 (a)(b)	200,000	145,978
2.97%, 07/21/52 (a)(b)	350,000	231,529
Bank of America NA
5.65%, 08/18/25 (a)	400,000	401,636
5.53%, 08/18/26 (a)	400,000	402,144
6.00%, 10/15/36	168,000	176,407
Bank of Montreal
4.25%, 09/14/24	300,000	295,269
1.50%, 01/10/25	275,000	260,271
1.85%, 05/01/25	350,000	328,930
3.70%, 06/07/25	250,000	241,725
5.30%, 06/05/26	150,000	149,496
1.25%, 09/15/26	250,000	221,695
0.95%, 01/22/27 (a)(b)	200,000	179,588
2.65%, 03/08/27	250,000	228,270
4.70%, 09/14/27 (a)	200,000	195,224
5.20%, 02/01/28 (a)	250,000	248,227
3.80%, 12/15/32 (a)(b)	200,000	176,840
3.09%, 01/10/37 (a)(b)	200,000	154,486
BankUnited, Inc.
4.88%, 11/17/25 (a)	100,000	94,565
5.13%, 06/11/30 (a)	100,000	86,074
Barclays PLC
4.38%, 09/11/24	200,000	195,828
3.65%, 03/16/25	350,000	337,792
4.38%, 01/12/26	500,000	482,140
2.85%, 05/07/26 (a)(b)	350,000	330,960
5.20%, 05/12/26	300,000	291,474
5.30%, 08/09/26 (a)(b)	250,000	246,442
7.33%, 11/02/26 (a)(b)	250,000	255,720
5.83%, 05/09/27 (a)(b)	400,000	396,644
2.28%, 11/24/27 (a)(b)	200,000	177,710
4.34%, 01/10/28 (a)	200,000	188,738
4.84%, 05/09/28 (a)	450,000	417,109
5.50%, 08/09/28 (a)(b)	300,000	292,641
7.39%, 11/02/28 (a)(b)	250,000	260,415
4.97%, 05/16/29 (a)(b)	250,000	237,703
5.09%, 06/20/30 (a)(b)	300,000	274,983
2.65%, 06/24/31 (a)(b)	300,000	239,418
2.67%, 03/10/32 (a)(b)	200,000	156,852
2.89%, 11/24/32 (a)(b)	250,000	195,413
5.75%, 08/09/33 (a)(b)	200,000	191,894
7.44%, 11/02/33 (a)(b)	350,000	374,591
6.22%, 05/09/34 (a)(b)	400,000	395,412
7.12%, 06/27/34 (a)(b)	250,000	249,665
3.56%, 09/23/35 (a)(b)	150,000	119,223
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.81%, 03/10/42 (a)(b)	200,000	140,368
3.33%, 11/24/42 (a)(b)	200,000	137,058
5.25%, 08/17/45	200,000	179,736
4.95%, 01/10/47	200,000	172,798
BNP Paribas S.A.
4.25%, 10/15/24	200,000	195,890
BPCE S.A.
3.38%, 12/02/26	250,000	233,305
Cadence Bank
4.13%, 11/20/29 (a)(b)	50,000	46,024
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	200,000	190,784
3.30%, 04/07/25	250,000	241,022
3.95%, 08/04/25	250,000	242,340
0.95%, 10/23/25	200,000	182,406
1.25%, 06/22/26	150,000	133,821
3.45%, 04/07/27	200,000	186,970
5.00%, 04/28/28 (a)	250,000	245,062
3.60%, 04/07/32 (a)	200,000	178,214
Capital One Financial Corp.
3.30%, 10/30/24 (a)	300,000	291,525
3.20%, 02/05/25 (a)	250,000	240,008
4.20%, 10/29/25 (a)	250,000	240,463
2.64%, 03/03/26 (a)(b)	250,000	236,325
4.99%, 07/24/26 (a)(b)	250,000	244,462
3.75%, 07/28/26 (a)	250,000	233,908
3.75%, 03/09/27 (a)	300,000	279,351
3.65%, 05/11/27 (a)	250,000	232,658
1.88%, 11/02/27 (a)(b)	225,000	197,352
3.80%, 01/31/28 (a)	200,000	183,656
4.93%, 05/10/28 (a)(b)	300,000	288,591
6.31%, 06/08/29 (a)(b)	300,000	300,039
5.25%, 07/26/30 (a)(b)	300,000	285,483
2.36%, 07/29/32 (a)(b)	150,000	106,998
2.62%, 11/02/32 (a)(b)	200,000	153,030
5.27%, 05/10/33 (a)(b)	200,000	186,102
5.82%, 02/01/34 (a)(b)	250,000	237,755
6.38%, 06/08/34 (a)(b)	300,000	296,658
Capital One NA
2.28%, 01/28/26 (a)(b)	100,000	94,642
Citigroup, Inc.
3.88%, 03/26/25	150,000	145,434
3.30%, 04/27/25	300,000	289,893
4.40%, 06/10/25	300,000	292,620
5.50%, 09/13/25	324,000	322,348
1.28%, 11/03/25 (a)(b)	250,000	236,545
3.70%, 01/12/26	200,000	191,850
2.01%, 01/25/26 (a)(b)	400,000	378,588
4.60%, 03/09/26	345,000	336,071
3.29%, 03/17/26 (a)(b)	300,000	288,324
3.11%, 04/08/26 (a)(b)	700,000	670,096
3.40%, 05/01/26	250,000	236,743
5.61%, 09/29/26 (a)(b)	500,000	497,890
3.20%, 10/21/26 (a)	600,000	559,776
4.30%, 11/20/26	150,000	144,044
1.12%, 01/28/27 (a)(b)	500,000	448,145
1.46%, 06/09/27 (a)(b)	550,000	490,083
4.45%, 09/29/27	680,000	650,352
3.89%, 01/10/28 (a)(b)	500,000	472,560
3.07%, 02/24/28 (a)(b)	500,000	459,310
4.66%, 05/24/28 (a)(b)	300,000	292,230
3.67%, 07/24/28 (a)(b)	500,000	465,300
4.13%, 07/25/28	350,000	326,676
3.52%, 10/27/28 (a)(b)	400,000	368,984
4.08%, 04/23/29 (a)(b)	300,000	281,520
3.98%, 03/20/30 (a)(b)	450,000	414,508
See financial notes
Schwab Taxable Bond Funds | Annual Report21

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.98%, 11/05/30 (a)(b)	400,000	344,156
2.67%, 01/29/31 (a)(b)	400,000	335,324
4.41%, 03/31/31 (a)(b)	700,000	650,440
2.57%, 06/03/31 (a)(b)	650,000	537,069
2.56%, 05/01/32 (a)(b)	500,000	402,800
6.63%, 06/15/32	200,000	208,564
2.52%, 11/03/32 (a)(b)	300,000	238,059
3.06%, 01/25/33 (a)(b)	600,000	494,916
5.88%, 02/22/33	100,000	99,842
3.79%, 03/17/33 (a)(b)	500,000	435,255
4.91%, 05/24/33 (a)(b)	475,000	452,067
6.00%, 10/31/33	150,000	151,142
6.27%, 11/17/33 (a)(b)	500,000	521,480
6.17%, 05/25/34 (a)(b)	500,000	499,180
6.13%, 08/25/36	100,000	102,360
3.88%, 01/24/39 (a)(b)	200,000	164,394
8.13%, 07/15/39	320,000	399,350
5.32%, 03/26/41 (a)(b)	200,000	190,156
5.88%, 01/30/42	130,000	132,284
2.90%, 11/03/42 (a)(b)	200,000	137,728
6.68%, 09/13/43	200,000	210,356
5.30%, 05/06/44	150,000	137,054
4.65%, 07/30/45	180,000	155,509
4.75%, 05/18/46	330,000	276,850
4.28%, 04/24/48 (a)(b)	150,000	125,484
4.65%, 07/23/48 (a)	450,000	390,870
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	231,995
3.75%, 02/18/26 (a)	250,000	232,895
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	136,184
3.25%, 04/30/30 (a)	250,000	209,283
2.64%, 09/30/32 (a)	150,000	109,566
5.64%, 05/21/37 (a)(b)	100,000	88,376
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	215,545
Commonwealth Bank of Australia
5.08%, 01/10/25	250,000	249,285
Cooperatieve Rabobank UA
1.38%, 01/10/25	250,000	236,748
5.00%, 01/13/25	250,000	248,205
3.38%, 05/21/25	250,000	241,390
5.50%, 07/18/25	250,000	250,180
4.38%, 08/04/25	241,000	233,707
3.75%, 07/21/26	300,000	281,910
5.25%, 05/24/41	200,000	203,820
5.75%, 12/01/43	250,000	244,972
5.25%, 08/04/45	250,000	229,580
Credit Suisse AG
3.63%, 09/09/24	400,000	389,676
7.95%, 01/09/25	250,000	255,367
3.70%, 02/21/25	300,000	289,536
2.95%, 04/09/25	250,000	237,605
1.25%, 08/07/26	250,000	219,590
5.00%, 07/09/27	250,000	243,752
7.50%, 02/15/28	400,000	428,016
Credit Suisse USA, Inc.
7.13%, 07/15/32	150,000	167,087
Deutsche Bank AG
4.50%, 04/01/25	250,000	240,877
3.96%, 11/26/25 (a)(b)	350,000	337,925
4.10%, 01/13/26	250,000	238,704
1.69%, 03/19/26	200,000	181,784
6.12%, 07/14/26 (a)(b)	200,000	198,840
2.13%, 11/24/26 (a)(b)	350,000	317,586
7.15%, 07/13/27 (a)(b)	250,000	253,875
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.31%, 11/16/27 (a)(b)	400,000	350,824
2.55%, 01/07/28 (a)(b)	250,000	220,963
6.72%, 01/18/29 (a)(b)	300,000	303,705
3.55%, 09/18/31 (a)(b)	350,000	293,559
3.73%, 01/14/32 (a)(b)	200,000	154,820
3.04%, 05/28/32 (a)(b)	150,000	119,343
4.88%, 12/01/32 (a)(b)	200,000	175,358
3.74%, 01/07/33 (a)(b)	200,000	150,286
7.08%, 02/10/34 (a)(b)	200,000	190,422
Discover Bank
3.45%, 07/27/26 (a)	250,000	229,025
4.65%, 09/13/28 (a)	250,000	229,513
Discover Financial Services
3.95%, 11/06/24 (a)	150,000	146,103
3.75%, 03/04/25 (a)	100,000	95,979
4.50%, 01/30/26 (a)	100,000	96,134
4.10%, 02/09/27 (a)	150,000	139,187
6.70%, 11/29/32 (a)	150,000	149,397
Fifth Third Bancorp
2.38%, 01/28/25 (a)	200,000	190,392
2.55%, 05/05/27 (a)	150,000	134,207
1.71%, 11/01/27 (a)(b)	150,000	130,481
3.95%, 03/14/28 (a)	150,000	139,317
6.36%, 10/27/28 (a)(b)	200,000	201,700
4.77%, 07/28/30 (a)(b)	200,000	187,230
8.25%, 03/01/38	200,000	226,042
Fifth Third Bank NA
5.85%, 10/27/25 (a)(b)	250,000	246,530
3.85%, 03/15/26 (a)	200,000	186,732
2.25%, 02/01/27 (a)	250,000	222,018
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	100,000	92,175
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	232,285
First Horizon Corp.
4.00%, 05/26/25 (a)	50,000	47,322
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	100,000	100,703
Goldman Sachs Capital l
6.35%, 02/15/34	150,000	151,196
HSBC Bank USA NA
5.88%, 11/01/34	250,000	244,750
HSBC Holdings PLC
4.25%, 08/18/25	200,000	192,988
2.63%, 11/07/25 (a)(b)	400,000	383,620
4.18%, 12/09/25 (a)(b)	200,000	194,920
4.30%, 03/08/26	600,000	580,044
3.00%, 03/10/26 (a)(b)	400,000	381,896
1.65%, 04/18/26 (a)(b)	425,000	395,926
3.90%, 05/25/26	450,000	428,773
2.10%, 06/04/26 (a)(b)	300,000	279,711
4.29%, 09/12/26 (a)(b)	400,000	385,884
7.34%, 11/03/26 (a)(b)	300,000	308,769
4.38%, 11/23/26	309,000	294,449
1.59%, 05/24/27 (a)(b)	350,000	311,346
5.89%, 08/14/27 (a)(b)	400,000	398,852
2.25%, 11/22/27 (a)(b)	400,000	356,908
4.04%, 03/13/28 (a)(b)	400,000	375,876
4.76%, 06/09/28 (a)(b)	450,000	431,860
5.21%, 08/11/28 (a)(b)	400,000	390,436
2.01%, 09/22/28 (a)(b)	350,000	300,881
7.39%, 11/03/28 (a)(b)	400,000	420,592
6.16%, 03/09/29 (a)(b)	250,000	251,790
4.58%, 06/19/29 (a)(b)	600,000	566,604
2.21%, 08/17/29 (a)(b)	400,000	335,216
See financial notes
22Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 03/31/30	400,000	385,176
3.97%, 05/22/30 (a)(b)	450,000	405,288
2.85%, 06/04/31 (a)(b)	250,000	206,468
2.36%, 08/18/31 (a)(b)	250,000	198,385
7.63%, 05/17/32	200,000	211,512
2.80%, 05/24/32 (a)(b)	500,000	399,660
2.87%, 11/22/32 (a)(b)	350,000	278,617
4.76%, 03/29/33 (a)(b)	200,000	177,762
5.40%, 08/11/33 (a)(b)	450,000	429,795
8.11%, 11/03/33 (a)(b)	400,000	435,216
6.25%, 03/09/34 (a)(b)	400,000	404,784
6.55%, 06/20/34 (a)(b)	300,000	293,949
6.50%, 05/02/36	400,000	399,798
6.50%, 09/15/37	405,000	405,192
6.80%, 06/01/38	400,000	407,140
6.10%, 01/14/42	200,000	209,630
6.33%, 03/09/44 (a)(b)	400,000	403,768
5.25%, 03/14/44	200,000	176,192
HSBC USA, Inc.
5.63%, 03/17/25	250,000	249,397
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	200,000	188,324
2.55%, 02/04/30 (a)	150,000	122,474
2.49%, 08/15/36 (a)(b)	250,000	184,910
ING Groep N.V.
3.95%, 03/29/27	200,000	189,842
1.73%, 04/01/27 (a)(b)	300,000	270,036
4.02%, 03/28/28 (a)(b)	250,000	235,343
4.55%, 10/02/28	300,000	288,093
4.05%, 04/09/29	200,000	186,098
2.73%, 04/01/32 (a)(b)	200,000	163,586
4.25%, 03/28/33 (a)(b)	200,000	180,162
JPMorgan Chase & Co.
3.88%, 09/10/24	500,000	490,005
3.13%, 01/23/25 (a)	395,000	382,305
3.90%, 07/15/25 (a)	450,000	437,463
7.75%, 07/15/25	150,000	156,104
2.30%, 10/15/25 (a)(b)	300,000	287,796
1.56%, 12/10/25 (a)(b)	450,000	425,142
5.55%, 12/15/25 (a)(b)	550,000	548,152
2.60%, 02/24/26 (a)(b)	300,000	286,578
2.01%, 03/13/26 (a)(b)	400,000	377,476
3.30%, 04/01/26 (a)	435,000	413,420
2.08%, 04/22/26 (a)(b)	700,000	658,728
4.08%, 04/26/26 (a)(b)	500,000	487,860
3.20%, 06/15/26 (a)	250,000	237,013
2.95%, 10/01/26 (a)	550,000	513,964
7.63%, 10/15/26	150,000	159,582
1.05%, 11/19/26 (a)(b)	550,000	496,402
4.13%, 12/15/26	250,000	240,638
3.96%, 01/29/27 (a)(b)	300,000	288,645
1.04%, 02/04/27 (a)(b)	350,000	312,980
1.58%, 04/22/27 (a)(b)	625,000	561,369
8.00%, 04/29/27	150,000	164,625
1.47%, 09/22/27 (a)(b)	550,000	485,903
4.25%, 10/01/27	250,000	241,910
3.63%, 12/01/27 (a)	150,000	141,099
3.78%, 02/01/28 (a)(b)	500,000	472,485
2.95%, 02/24/28 (a)(b)	350,000	321,293
4.32%, 04/26/28 (a)(b)	500,000	481,220
3.54%, 05/01/28 (a)(b)	450,000	420,385
2.18%, 06/01/28 (a)(b)	300,000	266,601
4.85%, 07/25/28 (a)(b)	500,000	490,465
3.51%, 01/23/29 (a)(b)	450,000	415,017
4.01%, 04/23/29 (a)(b)	500,000	469,140
2.07%, 06/01/29 (a)(b)	350,000	300,300
4.20%, 07/23/29 (a)(b)	450,000	425,281
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 07/24/29 (a)(b)	500,000	497,295
4.45%, 12/05/29 (a)(b)	450,000	429,322
3.70%, 05/06/30 (a)(b)	450,000	410,971
4.57%, 06/14/30 (a)(b)	400,000	382,060
8.75%, 09/01/30	50,000	59,762
2.74%, 10/15/30 (a)(b)	650,000	557,329
4.49%, 03/24/31 (a)(b)	550,000	521,977
2.52%, 04/22/31 (a)(b)	500,000	419,405
2.96%, 05/13/31 (a)(b)	500,000	425,045
1.76%, 11/19/31 (a)(b)	250,000	195,745
1.95%, 02/04/32 (a)(b)	550,000	433,631
2.58%, 04/22/32 (a)(b)	575,000	471,184
2.55%, 11/08/32 (a)(b)	600,000	484,644
2.96%, 01/25/33 (a)(b)	600,000	498,288
4.59%, 04/26/33 (a)(b)	450,000	420,916
4.91%, 07/25/33 (a)(b)	800,000	769,576
5.72%, 09/14/33 (a)(b)	600,000	600,120
5.35%, 06/01/34 (a)(b)	800,000	791,680
6.40%, 05/15/38	450,000	495,432
3.88%, 07/24/38 (a)(b)	400,000	337,708
5.50%, 10/15/40	230,000	231,638
3.11%, 04/22/41 (a)(b)	250,000	184,915
5.60%, 07/15/41	350,000	354,809
2.53%, 11/19/41 (a)(b)	300,000	202,392
5.40%, 01/06/42	250,000	249,787
3.16%, 04/22/42 (a)(b)	300,000	220,320
5.63%, 08/16/43	250,000	249,157
4.85%, 02/01/44	100,000	94,085
4.95%, 06/01/45	300,000	275,271
4.26%, 02/22/48 (a)(b)	350,000	293,975
4.03%, 07/24/48 (a)(b)	250,000	202,030
3.96%, 11/15/48 (a)(b)	600,000	476,280
3.90%, 01/23/49 (a)(b)	300,000	235,776
3.11%, 04/22/51 (a)(b)	400,000	271,592
3.33%, 04/22/52 (a)(b)	600,000	422,520
KeyBank NA
4.15%, 08/08/25	250,000	236,635
3.40%, 05/20/26	250,000	223,543
5.85%, 11/15/27 (a)	250,000	241,702
4.39%, 12/14/27	250,000	228,165
3.90%, 04/13/29	250,000	206,975
5.00%, 01/26/33 (a)	250,000	217,618
KeyCorp
4.15%, 10/29/25	100,000	94,715
4.10%, 04/30/28	150,000	134,877
2.55%, 10/01/29	100,000	79,191
4.79%, 06/01/33 (a)(b)	100,000	86,294
Lloyds Bank PLC
3.50%, 05/14/25	200,000	192,074
Lloyds Banking Group PLC
4.50%, 11/04/24	200,000	195,748
4.45%, 05/08/25	200,000	195,190
4.58%, 12/10/25	200,000	192,658
2.44%, 02/05/26 (a)(b)	200,000	189,740
3.51%, 03/18/26 (a)(b)	200,000	192,352
4.65%, 03/24/26	324,000	313,010
4.72%, 08/11/26 (a)(b)	200,000	195,614
3.75%, 01/11/27	200,000	188,128
1.63%, 05/11/27 (a)(b)	200,000	178,642
3.75%, 03/18/28 (a)(b)	200,000	186,198
4.38%, 03/22/28	300,000	284,274
4.55%, 08/16/28	200,000	189,856
3.57%, 11/07/28 (a)(b)	200,000	181,772
5.87%, 03/06/29 (a)(b)	200,000	198,658
4.98%, 08/11/33 (a)(b)	200,000	185,190
7.95%, 11/15/33 (a)(b)	200,000	214,604
5.30%, 12/01/45	200,000	176,024
See financial notes
Schwab Taxable Bond Funds | Annual Report23

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.37%, 12/14/46 (a)(b)	200,000	131,198
4.34%, 01/09/48	300,000	224,385
M&T Bank Corp.
5.05%, 01/27/34 (a)(b)	250,000	227,690
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	237,708
4.65%, 01/27/26 (a)	250,000	239,365
4.70%, 01/27/28 (a)	250,000	233,793
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/25	450,000	427,126
1.41%, 07/17/25	350,000	323,386
5.06%, 09/12/25 (a)(b)	400,000	396,284
0.96%, 10/11/25 (a)(b)	200,000	188,750
3.85%, 03/01/26	550,000	528,313
5.54%, 04/17/26 (a)(b)	300,000	298,650
2.76%, 09/13/26	200,000	184,516
3.68%, 02/22/27	200,000	190,412
1.54%, 07/20/27 (a)(b)	450,000	401,197
3.29%, 07/25/27	250,000	232,438
1.64%, 10/13/27 (a)(b)	250,000	221,700
2.34%, 01/19/28 (a)(b)	200,000	179,608
3.96%, 03/02/28	250,000	238,098
4.08%, 04/19/28 (a)(b)	200,000	190,184
5.02%, 07/20/28 (a)(b)	200,000	195,954
4.05%, 09/11/28	250,000	237,600
5.35%, 09/13/28 (a)(b)	200,000	198,382
3.74%, 03/07/29	300,000	277,788
5.24%, 04/19/29 (a)(b)	200,000	197,560
3.20%, 07/18/29	200,000	176,900
2.56%, 02/25/30	200,000	168,392
2.05%, 07/17/30	250,000	200,935
2.31%, 07/20/32 (a)(b)	200,000	158,512
2.49%, 10/13/32 (a)(b)	200,000	159,948
2.85%, 01/19/33 (a)(b)	200,000	163,574
5.13%, 07/20/33 (a)(b)	300,000	291,546
5.47%, 09/13/33 (a)(b)	200,000	198,912
5.44%, 02/22/34 (a)(b)	200,000	198,000
5.41%, 04/19/34 (a)(b)	200,000	197,492
4.15%, 03/07/39	250,000	217,883
3.75%, 07/18/39	200,000	165,406
Mizuho Financial Group, Inc.
2.56%, 09/13/25 (a)(b)	200,000	192,660
2.23%, 05/25/26 (a)(b)	200,000	187,130
2.84%, 09/13/26	200,000	184,162
3.66%, 02/28/27	200,000	188,518
1.23%, 05/22/27 (a)(b)	250,000	221,313
1.55%, 07/09/27 (a)(b)	250,000	222,093
3.17%, 09/11/27	300,000	274,947
4.02%, 03/05/28	200,000	188,658
5.41%, 09/13/28 (a)(b)	200,000	198,214
5.78%, 07/06/29 (a)(b)	300,000	300,549
3.15%, 07/16/30 (a)(b)	200,000	173,248
2.87%, 09/13/30 (a)(b)	200,000	170,030
5.74%, 05/27/31 (a)(b)	200,000	198,472
2.20%, 07/10/31 (a)(b)	250,000	198,985
1.98%, 09/08/31 (a)(b)	250,000	195,048
2.56%, 09/13/31	200,000	155,716
2.26%, 07/09/32 (a)(b)	200,000	155,490
5.67%, 09/13/33 (a)(b)	200,000	198,414
5.75%, 05/27/34 (a)(b)	200,000	199,112
Morgan Stanley
3.70%, 10/23/24	500,000	489,385
4.00%, 07/23/25	424,000	411,602
0.86%, 10/21/25 (a)(b)	250,000	235,325
1.16%, 10/21/25 (a)(b)	500,000	471,715
5.00%, 11/24/25	324,000	319,101
3.88%, 01/27/26	550,000	529,622
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.63%, 02/18/26 (a)(b)	200,000	190,632
2.19%, 04/28/26 (a)(b)	550,000	518,721
4.68%, 07/17/26 (a)(b)	350,000	342,800
3.13%, 07/27/26	500,000	468,275
6.25%, 08/09/26	212,000	216,692
4.35%, 09/08/26	300,000	288,966
6.14%, 10/16/26 (a)(b)	250,000	251,787
0.99%, 12/10/26 (a)(b)	500,000	448,520
3.63%, 01/20/27	450,000	425,331
5.05%, 01/28/27 (a)(b)	250,000	247,440
3.95%, 04/23/27	350,000	330,211
1.59%, 05/04/27 (a)(b)	700,000	628,047
1.51%, 07/20/27 (a)(b)	550,000	488,482
2.48%, 01/21/28 (a)(b)	400,000	360,952
4.21%, 04/20/28 (a)(b)	400,000	382,440
3.59%, 07/22/28 (a)(b)	500,000	462,725
6.30%, 10/18/28 (a)(b)	400,000	410,208
3.77%, 01/24/29 (a)(b)	550,000	510,422
5.12%, 02/01/29 (a)(b)	400,000	392,216
5.16%, 04/20/29 (a)(b)	500,000	490,620
5.45%, 07/20/29 (a)(b)	400,000	397,704
4.43%, 01/23/30 (a)(b)	600,000	569,772
2.70%, 01/22/31 (a)(b)	650,000	547,852
3.62%, 04/01/31 (a)(b)	500,000	444,750
1.79%, 02/13/32 (a)(b)	500,000	384,845
7.25%, 04/01/32	180,000	204,908
1.93%, 04/28/32 (a)(b)	450,000	347,161
2.24%, 07/21/32 (a)(b)	650,000	510,965
2.51%, 10/20/32 (a)(b)	450,000	358,717
2.94%, 01/21/33 (a)(b)	500,000	410,240
4.89%, 07/20/33 (a)(b)	400,000	379,152
6.34%, 10/18/33 (a)(b)	550,000	576,592
5.25%, 04/21/34 (a)(b)	550,000	534,484
5.42%, 07/21/34 (a)(b)	500,000	491,700
2.48%, 09/16/36 (a)(b)	600,000	452,844
5.30%, 04/20/37 (a)(b)	350,000	326,081
5.95%, 01/19/38 (a)(b)	300,000	292,104
3.97%, 07/22/38 (a)(b)	300,000	250,401
4.46%, 04/22/39 (a)(b)	200,000	176,306
3.22%, 04/22/42 (a)(b)	350,000	258,139
6.38%, 07/24/42	300,000	327,702
4.30%, 01/27/45	405,000	344,614
4.38%, 01/22/47	400,000	342,684
5.60%, 03/24/51 (a)(b)	350,000	352,572
2.80%, 01/25/52 (a)(b)	350,000	222,415
Morgan Stanley Bank NA
5.48%, 07/16/25 (a)	300,000	300,696
4.75%, 04/21/26 (a)	250,000	247,022
National Australia Bank Ltd.
5.13%, 11/22/24	250,000	249,080
4.97%, 01/12/26	250,000	248,570
3.38%, 01/14/26	250,000	239,828
2.50%, 07/12/26	250,000	232,448
3.91%, 06/09/27	250,000	239,250
4.94%, 01/12/28	250,000	248,270
4.90%, 06/13/28	250,000	247,097
National Bank of Canada
5.25%, 01/17/25	250,000	248,977
Natwest Group PLC
4.80%, 04/05/26	350,000	340,959
7.47%, 11/10/26 (a)(b)	250,000	257,460
5.85%, 03/02/27 (a)(b)	200,000	198,902
1.64%, 06/14/27 (a)(b)	300,000	266,610
3.07%, 05/22/28 (a)(b)	200,000	180,556
5.52%, 09/30/28 (a)(b)	200,000	196,600
4.89%, 05/18/29 (a)(b)	300,000	286,098
5.81%, 09/13/29 (a)(b)	200,000	198,476
See financial notes
24Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 11/01/29 (a)(b)	200,000	190,608
5.08%, 01/27/30 (a)(b)	200,000	190,710
4.45%, 05/08/30 (a)(b)	200,000	184,010
6.02%, 03/02/34 (a)(b)	200,000	199,264
3.03%, 11/28/35 (a)(b)	250,000	193,443
Northern Trust Corp.
3.95%, 10/30/25	250,000	242,140
4.00%, 05/10/27 (a)	100,000	96,078
3.65%, 08/03/28 (a)	100,000	94,326
3.15%, 05/03/29 (a)	100,000	90,918
1.95%, 05/01/30 (a)	200,000	164,788
6.13%, 11/02/32 (a)	200,000	204,410
PNC Bank NA
2.95%, 02/23/25 (a)	250,000	240,070
3.88%, 04/10/25 (a)	250,000	241,857
3.25%, 06/01/25 (a)	250,000	239,190
3.10%, 10/25/27 (a)	250,000	228,283
3.25%, 01/22/28 (a)	250,000	228,960
4.05%, 07/26/28	250,000	231,188
2.70%, 10/22/29	250,000	209,833
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	187,030
1.80%, 08/12/28 (a)	250,000	207,483
7.38%, 12/10/37	100,000	106,440
Royal Bank of Canada
0.75%, 10/07/24	100,000	94,813
5.66%, 10/25/24	200,000	200,026
2.25%, 11/01/24	200,000	192,346
1.60%, 01/21/25	200,000	189,644
3.38%, 04/14/25	250,000	241,902
4.95%, 04/25/25	250,000	247,307
1.15%, 06/10/25	350,000	324,187
4.88%, 01/12/26	200,000	197,604
0.88%, 01/20/26	400,000	360,116
4.65%, 01/27/26	300,000	294,708
1.20%, 04/27/26	200,000	179,374
1.15%, 07/14/26	150,000	133,484
5.20%, 07/20/26	250,000	249,022
1.40%, 11/02/26	200,000	177,266
3.63%, 05/04/27	250,000	235,878
4.24%, 08/03/27	250,000	240,687
6.00%, 11/01/27	250,000	256,045
5.20%, 08/01/28	250,000	248,570
2.30%, 11/03/31	250,000	201,175
3.88%, 05/04/32	200,000	181,720
5.00%, 02/01/33	300,000	291,030
5.00%, 05/02/33	150,000	145,299
Santander Holdings USA, Inc.
3.45%, 06/02/25 (a)	200,000	190,882
4.50%, 07/17/25 (a)	300,000	292,887
3.24%, 10/05/26 (a)(c)	150,000	137,466
4.40%, 07/13/27 (a)	150,000	142,188
2.49%, 01/06/28 (a)(b)	150,000	131,562
6.50%, 03/09/29 (a)(b)	200,000	199,228
Santander UK Group Holdings PLC
1.53%, 08/21/26 (a)(b)	200,000	181,496
6.83%, 11/21/26 (a)(b)	400,000	405,036
1.67%, 06/14/27 (a)(b)	300,000	264,171
3.82%, 11/03/28 (a)(b)	250,000	225,840
6.53%, 01/10/29 (a)(b)	200,000	201,680
2.90%, 03/15/32 (a)(b)	200,000	160,216
State Street Corp.
3.30%, 12/16/24	300,000	291,378
3.55%, 08/18/25	250,000	241,405
2.35%, 11/01/25 (a)(b)	200,000	192,114
2.90%, 03/30/26 (a)(b)	200,000	191,560
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 05/19/26	250,000	235,265
5.27%, 08/03/26 (a)	150,000	150,081
5.75%, 11/04/26 (a)(b)	200,000	200,406
2.20%, 02/07/28 (a)(b)	100,000	90,828
4.14%, 12/03/29 (a)(b)	100,000	95,953
2.40%, 01/24/30	100,000	85,534
2.20%, 03/03/31	200,000	159,490
3.15%, 03/30/31 (a)(b)	100,000	87,944
2.62%, 02/07/33 (a)(b)	100,000	82,130
4.42%, 05/13/33 (a)(b)	100,000	93,133
4.16%, 08/04/33 (a)(b)	100,000	91,024
4.82%, 01/26/34 (a)(b)	150,000	142,427
5.16%, 05/18/34 (a)(b)	200,000	194,298
3.03%, 11/01/34 (a)(b)	100,000	86,132
Sumitomo Mitsui Banking Corp.
3.65%, 07/23/25	250,000	240,657
Sumitomo Mitsui Financial Group, Inc.
2.45%, 09/27/24	200,000	193,084
2.35%, 01/15/25	200,000	191,012
1.47%, 07/08/25	300,000	277,941
0.95%, 01/12/26	250,000	224,653
5.46%, 01/13/26	250,000	249,305
3.78%, 03/09/26	200,000	191,632
5.88%, 07/13/26	200,000	201,632
2.63%, 07/14/26	400,000	369,440
1.40%, 09/17/26	250,000	221,330
3.01%, 10/19/26	250,000	231,858
3.45%, 01/11/27	200,000	187,338
3.36%, 07/12/27	200,000	185,634
3.35%, 10/18/27	250,000	230,190
5.52%, 01/13/28	250,000	249,940
5.80%, 07/13/28	200,000	202,534
3.94%, 07/19/28	250,000	233,798
1.90%, 09/17/28	200,000	168,220
4.31%, 10/16/28	100,000	94,968
2.47%, 01/14/29	200,000	171,648
3.04%, 07/16/29	400,000	349,408
3.20%, 09/17/29	100,000	87,629
2.72%, 09/27/29	200,000	170,796
5.71%, 01/13/30	200,000	201,212
2.75%, 01/15/30	200,000	170,116
2.13%, 07/08/30	300,000	242,142
5.85%, 07/13/30	200,000	202,442
2.14%, 09/23/30	150,000	118,659
1.71%, 01/12/31	200,000	154,126
2.22%, 09/17/31	200,000	158,152
5.77%, 01/13/33	250,000	253,250
5.78%, 07/13/33	200,000	202,590
2.93%, 09/17/41	150,000	104,162
3.05%, 01/14/42	200,000	146,506
6.18%, 07/13/43	200,000	201,534
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	241,762
Synchrony Financial
4.50%, 07/23/25 (a)	250,000	238,743
3.70%, 08/04/26 (a)	200,000	182,294
3.95%, 12/01/27 (a)	200,000	178,710
5.15%, 03/19/29 (a)	150,000	137,784
2.88%, 10/28/31 (a)	100,000	74,233
The Bank of New York Mellon Corp.
3.25%, 09/11/24 (a)	200,000	195,240
2.10%, 10/24/24	200,000	192,846
1.60%, 04/24/25 (a)	250,000	234,940
3.35%, 04/25/25 (a)	200,000	193,318
0.75%, 01/28/26 (a)	500,000	451,640
2.80%, 05/04/26 (a)	200,000	187,932
4.41%, 07/24/26 (a)(b)	250,000	244,655
See financial notes
Schwab Taxable Bond Funds | Annual Report25

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.45%, 08/17/26 (a)	150,000	138,947
4.95%, 04/26/27 (a)(b)	250,000	246,187
3.25%, 05/16/27 (a)	250,000	234,783
3.44%, 02/07/28 (a)(b)	150,000	141,326
3.85%, 04/28/28	600,000	571,542
5.80%, 10/25/28 (a)(b)	250,000	252,975
3.00%, 10/30/28 (a)	150,000	134,901
1.90%, 01/25/29 (a)	100,000	84,786
1.80%, 07/28/31 (a)	100,000	78,737
4.29%, 06/13/33 (a)(b)	200,000	184,346
5.83%, 10/25/33 (a)(b)	250,000	256,395
4.97%, 04/26/34 (a)(b)	500,000	480,600
The Bank of Nova Scotia
1.45%, 01/10/25	250,000	236,530
2.20%, 02/03/25	200,000	190,592
3.45%, 04/11/25	250,000	241,532
1.30%, 06/11/25	400,000	370,552
5.45%, 06/12/25	200,000	199,016
4.50%, 12/16/25	150,000	145,472
4.75%, 02/02/26	200,000	196,548
1.05%, 03/02/26	200,000	179,440
1.35%, 06/24/26	250,000	223,555
2.70%, 08/03/26	200,000	185,878
1.30%, 09/15/26	250,000	221,573
1.95%, 02/02/27	150,000	134,288
2.95%, 03/11/27	150,000	138,507
5.25%, 06/12/28	150,000	148,740
4.85%, 02/01/30	200,000	193,676
2.15%, 08/01/31	150,000	119,439
2.45%, 02/02/32	150,000	121,730
4.59%, 05/04/37 (a)(b)	200,000	172,520
The Goldman Sachs Group, Inc.
5.70%, 11/01/24	300,000	299,538
3.50%, 01/23/25 (a)	450,000	436,108
3.50%, 04/01/25 (a)	650,000	627,646
3.75%, 05/22/25 (a)	450,000	435,046
3.27%, 09/29/25 (a)(b)	250,000	242,637
4.25%, 10/21/25	350,000	339,675
0.86%, 02/12/26 (a)(b)	150,000	139,238
3.75%, 02/25/26 (a)	400,000	383,740
5.80%, 08/10/26 (a)(b)	400,000	398,772
3.50%, 11/16/26 (a)	550,000	517,242
1.09%, 12/09/26 (a)(b)	400,000	359,144
5.95%, 01/15/27	157,000	158,584
3.85%, 01/26/27 (a)	600,000	569,754
1.43%, 03/09/27 (a)(b)	550,000	493,262
4.39%, 06/15/27 (a)(b)	150,000	145,572
1.54%, 09/10/27 (a)(b)	500,000	441,570
1.95%, 10/21/27 (a)(b)	800,000	712,200
2.64%, 02/24/28 (a)(b)	500,000	452,650
3.62%, 03/15/28 (a)(b)	500,000	467,820
3.69%, 06/05/28 (a)(b)	400,000	374,600
4.48%, 08/23/28 (a)(b)	450,000	433,183
3.81%, 04/23/29 (a)(b)	450,000	416,565
4.22%, 05/01/29 (a)(b)	600,000	565,290
2.60%, 02/07/30 (a)	350,000	295,690
3.80%, 03/15/30 (a)	400,000	364,212
1.99%, 01/27/32 (a)(b)	400,000	311,828
2.62%, 04/22/32 (a)(b)	700,000	566,902
2.38%, 07/21/32 (a)(b)	700,000	553,462
2.65%, 10/21/32 (a)(b)	500,000	401,510
6.13%, 02/15/33	150,000	159,437
3.10%, 02/24/33 (a)(b)	800,000	666,056
6.45%, 05/01/36	100,000	104,136
6.75%, 10/01/37	1,000,000	1,060,960
4.02%, 10/31/38 (a)(b)	300,000	249,504
4.41%, 04/23/39 (a)(b)	300,000	259,758
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 02/01/41	450,000	475,605
3.21%, 04/22/42 (a)(b)	400,000	288,284
2.91%, 07/21/42 (a)(b)	250,000	173,078
3.44%, 02/24/43 (a)(b)	400,000	295,440
4.80%, 07/08/44 (a)	350,000	312,494
5.15%, 05/22/45	350,000	322,409
4.75%, 10/21/45 (a)	300,000	269,811
The Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	236,795
5.65%, 01/10/30 (a)	250,000	243,972
The PNC Financial Services Group, Inc.
2.20%, 11/01/24 (a)	100,000	96,003
5.81%, 06/12/26 (a)(b)	250,000	249,875
2.60%, 07/23/26 (a)	100,000	92,967
1.15%, 08/13/26 (a)	150,000	133,284
4.76%, 01/26/27 (a)(b)	250,000	245,462
3.15%, 05/19/27 (a)	200,000	185,276
3.45%, 04/23/29 (a)	250,000	225,650
5.58%, 06/12/29 (a)(b)	500,000	495,960
2.55%, 01/22/30 (a)	300,000	251,913
2.31%, 04/23/32 (a)(b)	200,000	161,254
6.04%, 10/28/33 (a)(b)	250,000	254,232
5.07%, 01/24/34 (a)(b)	250,000	237,258
5.94%, 08/18/34 (a)(b)	150,000	151,850
The Toronto-Dominion Bank
0.70%, 09/10/24	250,000	237,923
4.29%, 09/13/24	300,000	295,575
1.45%, 01/10/25	100,000	94,767
3.77%, 06/06/25	300,000	291,285
1.15%, 06/12/25	250,000	231,928
0.75%, 09/11/25	200,000	182,438
0.75%, 01/06/26	200,000	179,642
1.20%, 06/03/26	250,000	223,023
5.53%, 07/17/26	300,000	300,783
1.25%, 09/10/26	300,000	265,953
1.95%, 01/12/27	100,000	89,894
2.80%, 03/10/27	250,000	229,405
4.11%, 06/08/27	200,000	191,080
4.69%, 09/15/27	400,000	390,012
5.16%, 01/10/28	250,000	247,830
5.52%, 07/17/28	200,000	200,948
2.00%, 09/10/31	150,000	118,886
3.63%, 09/15/31 (a)(b)	300,000	280,278
2.45%, 01/12/32	150,000	121,355
3.20%, 03/10/32	300,000	255,666
4.46%, 06/08/32	300,000	279,699
Truist Bank
2.15%, 12/06/24 (a)	250,000	238,720
1.50%, 03/10/25 (a)	300,000	280,020
3.63%, 09/16/25 (a)	491,000	465,689
4.05%, 11/03/25 (a)	200,000	192,246
2.25%, 03/11/30 (a)	250,000	198,608
Truist Financial Corp.
2.85%, 10/26/24 (a)	300,000	289,599
4.00%, 05/01/25 (a)	200,000	193,968
1.20%, 08/05/25 (a)	200,000	183,562
4.26%, 07/28/26 (a)(b)	300,000	289,932
1.27%, 03/02/27 (a)(b)	200,000	178,508
6.05%, 06/08/27 (a)(b)	300,000	299,964
1.13%, 08/03/27 (a)	250,000	211,558
4.87%, 01/26/29 (a)(b)	250,000	239,860
3.88%, 03/19/29 (a)	100,000	89,439
1.89%, 06/07/29 (a)(b)	250,000	208,950
1.95%, 06/05/30 (a)	100,000	79,382
4.92%, 07/28/33 (a)(b)	200,000	178,462
6.12%, 10/28/33 (a)(b)	150,000	151,059
See financial notes
26Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.12%, 01/26/34 (a)(b)	250,000	234,598
5.87%, 06/08/34 (a)(b)	300,000	297,666
UBS Group AG
3.75%, 03/26/25	500,000	483,205
4.55%, 04/17/26	250,000	242,077
4.88%, 05/15/45	250,000	222,965
US Bancorp
1.45%, 05/12/25 (a)	300,000	280,794
3.10%, 04/27/26 (a)	250,000	234,788
2.38%, 07/22/26 (a)	300,000	276,645
5.73%, 10/21/26 (a)(b)	200,000	200,012
3.15%, 04/27/27 (a)	300,000	278,121
3.90%, 04/26/28 (a)	250,000	234,945
4.55%, 07/22/28 (a)(b)	250,000	238,950
4.65%, 02/01/29 (a)(b)	300,000	286,563
5.78%, 06/12/29 (a)(b)	300,000	299,550
3.00%, 07/30/29 (a)	150,000	128,627
1.38%, 07/22/30 (a)	400,000	303,640
2.68%, 01/27/33 (a)(b)	200,000	159,274
4.97%, 07/22/33 (a)(b)	250,000	227,988
5.85%, 10/21/33 (a)(b)	250,000	248,882
4.84%, 02/01/34 (a)(b)	400,000	371,216
5.84%, 06/12/34 (a)(b)	300,000	299,721
2.49%, 11/03/36 (a)(b)	250,000	184,418
US Bank NA/Cincinnati OH
2.05%, 01/21/25 (a)	250,000	237,930
2.80%, 01/27/25 (a)	250,000	240,108
Wachovia Corp.
5.50%, 08/01/35	130,000	125,483
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	43,813
Wells Fargo & Co.
3.30%, 09/09/24	424,000	413,951
3.00%, 02/19/25	500,000	481,345
3.55%, 09/29/25	350,000	335,979
6.00%, 10/28/25 (a)	100,000	99,783
2.41%, 10/30/25 (a)(b)	550,000	527,747
2.16%, 02/11/26 (a)(b)	550,000	520,245
3.00%, 04/22/26	700,000	656,096
3.91%, 04/25/26 (a)(b)	500,000	483,720
2.19%, 04/30/26 (a)(b)	550,000	517,517
4.10%, 06/03/26	450,000	431,878
4.54%, 08/15/26 (a)(b)	400,000	390,724
3.00%, 10/23/26	650,000	602,316
3.20%, 06/17/27 (a)(b)	400,000	374,160
4.30%, 07/22/27	480,000	459,854
3.53%, 03/24/28 (a)(b)	750,000	698,332
3.58%, 05/22/28 (a)(b)	500,000	464,435
2.39%, 06/02/28 (a)(b)	550,000	489,560
4.81%, 07/25/28 (a)(b)	500,000	485,325
4.15%, 01/24/29 (a)	475,000	447,649
5.57%, 07/25/29 (a)(b)	750,000	746,962
2.88%, 10/30/30 (a)(b)	600,000	513,780
2.57%, 02/11/31 (a)(b)	550,000	459,508
4.48%, 04/04/31 (a)(b)	400,000	374,408
3.35%, 03/02/33 (a)(b)	800,000	674,512
4.90%, 07/25/33 (a)(b)	750,000	705,975
5.39%, 04/24/34 (a)(b)	650,000	633,516
5.56%, 07/25/34 (a)(b)	750,000	740,610
3.07%, 04/30/41 (a)(b)	650,000	465,900
5.38%, 11/02/43	300,000	276,546
5.61%, 01/15/44	450,000	424,210
4.65%, 11/04/44	400,000	331,324
3.90%, 05/01/45	330,000	259,007
4.90%, 11/17/45	350,000	300,734
4.40%, 06/14/46	300,000	238,254
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 12/07/46	400,000	332,784
5.01%, 04/04/51 (a)(b)	950,000	858,600
4.61%, 04/25/53 (a)(b)	625,000	529,087
5.95%, 12/01/86	150,000	146,850
Wells Fargo Bank NA
5.55%, 08/01/25 (a)	350,000	350,770
5.45%, 08/07/26 (a)	400,000	401,460
5.85%, 02/01/37	250,000	249,197
6.60%, 01/15/38	250,000	264,382
Westpac Banking Corp.
5.35%, 10/18/24	200,000	199,700
1.02%, 11/18/24	250,000	237,078
2.35%, 02/19/25	250,000	239,955
3.74%, 08/26/25	200,000	194,160
2.85%, 05/13/26	200,000	188,602
1.15%, 06/03/26	250,000	224,748
2.70%, 08/19/26	100,000	93,361
3.35%, 03/08/27	150,000	141,635
4.04%, 08/26/27	200,000	194,282
5.46%, 11/18/27	200,000	203,094
3.40%, 01/25/28	250,000	235,243
1.95%, 11/20/28	200,000	172,008
2.65%, 01/16/30	100,000	87,536
2.89%, 02/04/30 (a)(b)	200,000	188,956
2.15%, 06/03/31	250,000	205,268
4.32%, 11/23/31 (a)(b)	250,000	233,548
5.41%, 08/10/33 (a)(b)	150,000	141,206
4.11%, 07/24/34 (a)(b)	250,000	219,513
2.67%, 11/15/35 (a)(b)	250,000	192,418
3.02%, 11/18/36 (a)(b)	250,000	191,533
4.42%, 07/24/39	200,000	161,580
2.96%, 11/16/40	200,000	130,026
3.13%, 11/18/41	200,000	130,878
		258,992,884
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	150,000	127,124
Ameriprise Financial, Inc.
3.00%, 04/02/25 (a)	50,000	48,089
2.88%, 09/15/26 (a)	200,000	187,312
4.50%, 05/13/32 (a)	100,000	94,754
5.15%, 05/15/33 (a)	150,000	146,929
BGC Partners, Inc.
3.75%, 10/01/24 (a)	100,000	96,357
BlackRock, Inc.
3.25%, 04/30/29 (a)	150,000	138,665
2.40%, 04/30/30 (a)	200,000	171,614
1.90%, 01/28/31 (a)	250,000	202,997
2.10%, 02/25/32 (a)	200,000	159,520
4.75%, 05/25/33 (a)	300,000	291,543
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	150,000	150,564
Brookfield Corp.
4.00%, 01/15/25 (a)	150,000	145,996
Brookfield Finance I UK PLC
2.34%, 01/30/32 (a)	150,000	116,099
Brookfield Finance LLC
3.45%, 04/15/50 (a)	100,000	65,045
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	100,000	96,311
3.90%, 01/25/28 (a)	150,000	140,328
4.85%, 03/29/29 (a)	150,000	143,764
4.35%, 04/15/30 (a)	150,000	138,707
2.72%, 04/15/31 (a)	100,000	81,809
See financial notes
Schwab Taxable Bond Funds | Annual Report27

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 09/20/47 (a)	100,000	82,724
3.50%, 03/30/51 (a)	150,000	98,205
3.63%, 02/15/52 (a)	100,000	66,867
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	95,717
1.63%, 12/15/30 (a)	200,000	157,466
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	154,260
4.10%, 06/15/51 (a)	150,000	90,957
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	193,336
2.65%, 03/15/32 (a)	200,000	167,878
5.30%, 09/15/43 (a)	200,000	202,868
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	46,991
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	95,997
1.60%, 10/30/30 (a)	150,000	117,707
2.95%, 08/12/51 (a)	100,000	61,706
Intercontinental Exchange, Inc.
3.65%, 05/23/25	250,000	242,482
3.75%, 12/01/25 (a)	250,000	241,477
3.10%, 09/15/27 (a)	100,000	92,673
4.00%, 09/15/27 (a)	200,000	191,806
3.75%, 09/21/28 (a)	100,000	94,593
4.35%, 06/15/29 (a)	150,000	143,952
2.10%, 06/15/30 (a)	250,000	206,367
1.85%, 09/15/32 (a)	250,000	190,595
4.60%, 03/15/33 (a)	400,000	382,432
2.65%, 09/15/40 (a)	250,000	174,600
4.25%, 09/21/48 (a)	150,000	126,533
3.00%, 06/15/50 (a)	225,000	150,707
4.95%, 06/15/52 (a)	250,000	233,742
3.00%, 09/15/60 (a)	250,000	155,892
5.20%, 06/15/62 (a)	200,000	190,366
Invesco Finance PLC
3.75%, 01/15/26	130,000	125,141
5.38%, 11/30/43	100,000	94,197
Janus Henderson US Holdings, Inc.
4.88%, 08/01/25 (a)	100,000	98,048
Jefferies Financial Group, Inc.
4.85%, 01/15/27	150,000	145,989
5.88%, 07/21/28 (a)	200,000	198,002
4.15%, 01/23/30	200,000	180,426
2.63%, 10/15/31 (a)	200,000	156,150
2.75%, 10/15/32 (a)	100,000	76,664
Jefferies Group LLC
6.45%, 06/08/27	100,000	101,919
6.25%, 01/15/36	100,000	101,304
6.50%, 01/20/43	50,000	50,042
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	142,610
4.38%, 03/11/29 (a)	150,000	140,889
Legg Mason, Inc.
4.75%, 03/15/26	150,000	147,648
5.63%, 01/15/44	75,000	72,860
Nasdaq, Inc.
5.65%, 06/28/25	100,000	100,172
3.85%, 06/30/26 (a)	150,000	144,447
5.35%, 06/28/28 (a)	175,000	175,126
5.55%, 02/15/34 (a)	200,000	199,568
2.50%, 12/21/40 (a)	150,000	98,717
3.25%, 04/28/50 (a)	100,000	66,524
3.95%, 03/07/52 (a)	100,000	75,085
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 08/15/53 (a)	150,000	149,293
6.10%, 06/28/63 (a)	150,000	148,276
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	191,142
5.10%, 07/03/25	200,000	196,652
1.85%, 07/16/25	400,000	369,956
5.71%, 01/09/26	200,000	198,654
1.65%, 07/14/26	200,000	177,424
2.33%, 01/22/27	250,000	221,690
6.07%, 07/12/28	200,000	200,986
2.17%, 07/14/28	200,000	168,368
3.10%, 01/16/30	200,000	169,618
2.68%, 07/16/30	300,000	244,218
2.61%, 07/14/31	200,000	157,366
3.00%, 01/22/32	200,000	160,262
6.18%, 01/18/33	200,000	202,754
6.09%, 07/12/33	200,000	200,522
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	96,874
4.95%, 07/15/46	150,000	131,222
3.75%, 04/01/51 (a)	150,000	109,305
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	87,228
The Charles Schwab Corp.
3.00%, 03/10/25 (a)(d)	50,000	47,987
4.20%, 03/24/25 (a)(d)	100,000	97,772
3.63%, 04/01/25 (a)(d)	50,000	48,471
3.85%, 05/21/25 (a)(d)	100,000	96,957
3.45%, 02/13/26 (a)(d)	50,000	47,566
0.90%, 03/11/26 (a)(d)	200,000	178,562
1.15%, 05/13/26 (a)(d)	150,000	133,605
3.20%, 03/02/27 (a)(d)	100,000	92,658
2.45%, 03/03/27 (a)(d)	250,000	225,225
3.30%, 04/01/27 (a)(d)	100,000	93,243
3.20%, 01/25/28 (a)(d)	100,000	91,212
2.00%, 03/20/28 (a)(d)	200,000	172,456
4.00%, 02/01/29 (a)(d)	100,000	94,131
5.64%, 05/19/29 (a)(b)(d)	200,000	199,724
3.25%, 05/22/29 (a)(d)	100,000	89,012
2.75%, 10/01/29 (a)(d)	50,000	43,132
4.63%, 03/22/30 (a)(d)	50,000	48,607
1.65%, 03/11/31 (a)(d)	100,000	76,660
2.30%, 05/13/31 (a)(d)	100,000	80,451
1.95%, 12/01/31 (a)(d)	125,000	95,995
2.90%, 03/03/32 (a)(d)	150,000	123,909
5.85%, 05/19/34 (a)(b)(d)	200,000	200,382
		15,845,478
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (a)	500,000	475,335
1.75%, 10/29/24 (a)	250,000	237,655
3.50%, 01/15/25 (a)	150,000	144,891
6.50%, 07/15/25 (a)	150,000	150,741
4.45%, 10/01/25 (a)	150,000	145,332
1.75%, 01/30/26 (a)	250,000	226,480
4.45%, 04/03/26 (a)	150,000	144,588
2.45%, 10/29/26 (a)	600,000	539,922
3.65%, 07/21/27 (a)	250,000	230,280
4.63%, 10/15/27 (a)	150,000	142,507
5.75%, 06/06/28 (a)	200,000	198,178
3.00%, 10/29/28 (a)	600,000	520,320
3.30%, 01/30/32 (a)	700,000	569,247
3.40%, 10/29/33 (a)	300,000	238,176
3.85%, 10/29/41 (a)	300,000	222,858
See financial notes
28Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Air Lease Corp.
4.25%, 09/15/24 (a)	150,000	147,261
2.30%, 02/01/25 (a)	100,000	94,748
3.25%, 03/01/25 (a)	150,000	143,748
3.38%, 07/01/25 (a)	125,000	119,214
2.88%, 01/15/26 (a)	300,000	280,521
3.75%, 06/01/26 (a)	150,000	142,710
1.88%, 08/15/26 (a)	250,000	223,822
2.20%, 01/15/27 (a)	150,000	134,121
3.63%, 04/01/27 (a)	150,000	139,461
3.63%, 12/01/27 (a)	150,000	137,920
5.85%, 12/15/27 (a)	150,000	150,139
4.63%, 10/01/28 (a)	100,000	94,297
3.25%, 10/01/29 (a)	100,000	87,279
3.00%, 02/01/30 (a)	100,000	84,096
3.13%, 12/01/30 (a)	150,000	125,330
2.88%, 01/15/32 (a)	150,000	119,846
Aircastle Ltd.
4.25%, 06/15/26 (a)	100,000	94,934
Ares Capital Corp.
4.25%, 03/01/25 (a)	100,000	96,230
3.25%, 07/15/25 (a)	250,000	234,492
3.88%, 01/15/26 (a)	250,000	234,125
2.15%, 07/15/26 (a)	150,000	132,018
7.00%, 01/15/27	100,000	100,232
2.88%, 06/15/27 (a)	100,000	88,111
2.88%, 06/15/28 (a)	200,000	169,126
3.20%, 11/15/31 (a)	150,000	116,853
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	100,000	86,556
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	88,455
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	90,355
Blackstone Private Credit Fund
2.35%, 11/22/24	100,000	95,096
2.70%, 01/15/25 (a)	100,000	94,663
4.70%, 03/24/25	150,000	145,975
7.05%, 09/29/25	150,000	151,122
2.63%, 12/15/26 (a)	200,000	172,226
3.25%, 03/15/27 (a)	200,000	174,388
4.00%, 01/15/29 (a)	150,000	128,976
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	150,000	139,081
2.75%, 09/16/26 (a)	150,000	132,558
2.85%, 09/30/28 (a)	200,000	165,358
Blue Owl Capital Corp.
3.75%, 07/22/25 (a)	100,000	93,796
4.25%, 01/15/26 (a)	150,000	140,862
3.40%, 07/15/26 (a)	200,000	180,210
2.88%, 06/11/28 (a)	150,000	124,467
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	100,000	88,368
4.70%, 02/08/27 (a)	100,000	91,665
7.75%, 09/16/27 (a)	100,000	99,670
7.95%, 06/13/28 (a)(c)	125,000	125,505
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	84,316
FS KKR Capital Corp.
1.65%, 10/12/24	100,000	94,331
4.13%, 02/01/25 (a)	100,000	96,182
3.40%, 01/15/26 (a)	150,000	137,670
2.63%, 01/15/27 (a)	100,000	86,407
3.13%, 10/12/28 (a)	150,000	122,735
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GATX Corp.
3.25%, 09/15/26 (a)	100,000	92,954
3.85%, 03/30/27 (a)	150,000	140,806
3.50%, 03/15/28 (a)	150,000	137,595
4.70%, 04/01/29 (a)	150,000	142,725
4.00%, 06/30/30 (a)	100,000	90,925
1.90%, 06/01/31 (a)	100,000	76,136
4.90%, 03/15/33 (a)	75,000	70,210
3.10%, 06/01/51 (a)	100,000	62,132
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	48,364
2.88%, 01/15/26 (a)	100,000	92,976
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	200,000	175,892
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	100,000	88,542
Main Street Capital Corp.
3.00%, 07/14/26 (a)	100,000	88,709
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	93,501
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	47,630
2.70%, 01/15/27 (a)	50,000	43,483
Prospect Capital Corp.
3.36%, 11/15/26 (a)	100,000	86,810
3.44%, 10/15/28 (a)	100,000	78,941
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	88,593
		12,655,061
Financial Other 0.0%
ORIX Corp.
3.25%, 12/04/24	150,000	145,036
3.70%, 07/18/27	100,000	94,511
2.25%, 03/09/31	100,000	81,330
5.20%, 09/13/32	200,000	199,284
The Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	100,000	86,366
		606,527
Insurance 1.1%
Aegon N.V.
5.50%, 04/11/48 (a)(b)	200,000	188,404
Aetna, Inc.
3.50%, 11/15/24 (a)	100,000	97,427
6.63%, 06/15/36	100,000	107,417
6.75%, 12/15/37	150,000	163,612
4.50%, 05/15/42 (a)	100,000	83,767
4.13%, 11/15/42 (a)	100,000	79,617
4.75%, 03/15/44 (a)	50,000	43,124
3.88%, 08/15/47 (a)	150,000	112,674
Aflac, Inc.
1.13%, 03/15/26 (a)	100,000	90,177
2.88%, 10/15/26 (a)	100,000	93,417
3.60%, 04/01/30 (a)	250,000	227,912
4.75%, 01/15/49 (a)	100,000	89,268
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	92,473
3.25%, 08/15/51 (a)	100,000	70,017
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	95,935
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	90,000	86,414
See financial notes
Schwab Taxable Bond Funds | Annual Report29

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Financial Group, Inc.
4.50%, 06/15/47 (a)	100,000	79,455
American International Group, Inc.
2.50%, 06/30/25 (a)	233,000	220,586
3.90%, 04/01/26 (a)	175,000	168,934
3.40%, 06/30/30 (a)	150,000	132,347
5.13%, 03/27/33 (a)	150,000	145,014
3.88%, 01/15/35 (a)	78,000	67,479
6.25%, 05/01/36	150,000	154,636
4.50%, 07/16/44 (a)	145,000	123,344
4.80%, 07/10/45 (a)	100,000	88,508
4.75%, 04/01/48 (a)	200,000	176,334
5.75%, 04/01/48 (a)(b)	100,000	95,101
4.38%, 06/30/50 (a)	200,000	165,870
Anthem, Inc.
3.35%, 12/01/24 (a)	100,000	97,300
2.38%, 01/15/25 (a)	175,000	167,391
1.50%, 03/15/26 (a)	100,000	90,860
3.65%, 12/01/27 (a)	500,000	471,415
4.10%, 03/01/28 (a)	150,000	143,700
2.88%, 09/15/29 (a)	150,000	132,498
2.25%, 05/15/30 (a)	200,000	167,110
2.55%, 03/15/31 (a)	200,000	167,442
6.38%, 06/15/37	150,000	158,962
4.63%, 05/15/42	200,000	177,846
4.65%, 01/15/43	150,000	133,466
5.10%, 01/15/44	150,000	138,551
4.65%, 08/15/44 (a)	150,000	131,124
4.38%, 12/01/47 (a)	250,000	211,267
4.55%, 03/01/48 (a)	150,000	129,330
3.70%, 09/15/49 (a)	150,000	112,037
3.13%, 05/15/50 (a)	200,000	135,372
3.60%, 03/15/51 (a)	200,000	147,144
4.55%, 05/15/52 (a)	100,000	86,256
Aon Corp.
4.50%, 12/15/28 (a)	100,000	96,883
3.75%, 05/02/29 (a)	150,000	139,625
2.80%, 05/15/30 (a)	200,000	171,846
2.05%, 08/23/31 (a)	100,000	79,185
6.25%, 09/30/40	50,000	52,194
2.90%, 08/23/51 (a)	100,000	63,662
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	100,000	92,083
2.60%, 12/02/31 (a)	100,000	82,096
5.35%, 02/28/33 (a)	200,000	199,728
3.90%, 02/28/52 (a)	125,000	95,946
Aon PLC
3.88%, 12/15/25 (a)	200,000	193,572
4.60%, 06/14/44 (a)	150,000	128,711
4.75%, 05/15/45 (a)	100,000	87,345
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	95,487
5.03%, 12/15/46 (a)	100,000	88,310
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	200,000	144,910
Arch Capital Group US, Inc.
5.14%, 11/01/43	85,000	75,798
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	100,000	79,456
3.50%, 05/20/51 (a)	150,000	103,863
3.05%, 03/09/52 (a)	100,000	62,942
5.75%, 03/02/53 (a)	100,000	98,057
Assurant, Inc.
4.20%, 09/27/23 (a)	25,000	24,952
3.70%, 02/22/30 (a)	100,000	86,578
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	170,184
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	186,924
6.15%, 04/03/30 (a)	100,000	101,117
3.50%, 01/15/31 (a)	100,000	83,874
6.65%, 02/01/33 (a)	100,000	102,823
3.95%, 05/25/51 (a)	100,000	69,661
3.45%, 05/15/52 (a)	50,000	31,784
AXA S.A.
8.60%, 12/15/30	100,000	120,993
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	90,856
4.90%, 01/15/40 (a)(b)	50,000	40,083
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	150,000	139,148
1.85%, 03/12/30 (a)	100,000	84,244
1.45%, 10/15/30 (a)	150,000	120,677
2.88%, 03/15/32 (a)	200,000	174,830
5.75%, 01/15/40	200,000	216,538
4.30%, 05/15/43	150,000	134,568
4.20%, 08/15/48 (a)	400,000	348,688
4.25%, 01/15/49 (a)	350,000	308,269
2.85%, 10/15/50 (a)	400,000	268,896
2.50%, 01/15/51 (a)	100,000	62,535
3.85%, 03/15/52 (a)	450,000	358,524
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	550,000	527,571
4.50%, 02/11/43	100,000	93,878
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	150,000	138,789
5.63%, 05/15/30 (a)	150,000	145,063
4.70%, 06/22/47 (a)	200,000	148,916
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	98,291
2.38%, 03/15/31 (a)	250,000	199,962
4.20%, 03/17/32 (a)	100,000	89,638
4.95%, 03/17/52 (a)	100,000	84,753
Centene Corp.
4.25%, 12/15/27 (a)	400,000	374,372
2.45%, 07/15/28 (a)	400,000	342,724
4.63%, 12/15/29 (a)	600,000	552,084
3.38%, 02/15/30 (a)	400,000	342,600
3.00%, 10/15/30 (a)	400,000	333,408
2.50%, 03/01/31 (a)	400,000	319,340
2.63%, 08/01/31 (a)	200,000	159,204
Chubb INA Holdings, Inc.
3.15%, 03/15/25	150,000	145,144
3.35%, 05/03/26 (a)	400,000	383,476
1.38%, 09/15/30 (a)	250,000	196,867
4.15%, 03/13/43	200,000	171,136
4.35%, 11/03/45 (a)	250,000	218,780
2.85%, 12/15/51 (a)	150,000	100,298
3.05%, 12/15/61 (a)	250,000	162,635
Cincinnati Financial Corp.
6.13%, 11/01/34	150,000	154,597
CNA Financial Corp.
4.50%, 03/01/26 (a)	150,000	146,259
3.45%, 08/15/27 (a)	100,000	93,527
3.90%, 05/01/29 (a)	100,000	93,165
2.05%, 08/15/30 (a)	100,000	80,206
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	143,196
See financial notes
30Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)	200,000	192,506
3.65%, 04/05/27 (a)	250,000	235,180
3.85%, 04/05/29 (a)	150,000	137,480
3.90%, 04/05/32 (a)	400,000	349,872
4.35%, 04/05/42 (a)	100,000	79,471
4.40%, 04/05/52 (a)	250,000	193,682
Elevance Health, Inc.
4.90%, 02/08/26 (a)	150,000	148,144
5.50%, 10/15/32 (a)	150,000	153,051
4.75%, 02/15/33 (a)	250,000	242,210
6.10%, 10/15/52 (a)	150,000	159,439
5.13%, 02/15/53 (a)	150,000	140,907
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	93,806
3.10%, 09/01/31 (a)	100,000	77,961
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	350,000	331,436
5.00%, 04/20/48 (a)	250,000	211,177
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	87,527
3.50%, 10/15/50 (a)	200,000	137,464
3.13%, 10/15/52 (a)	150,000	95,841
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	96,410
4.63%, 04/29/30 (a)	125,000	115,048
3.38%, 03/03/31 (a)	100,000	83,916
5.63%, 08/16/32 (a)	100,000	96,586
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	250,000	217,500
2.45%, 03/15/31 (a)	150,000	119,451
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	87,153
2.40%, 08/15/31 (a)	100,000	76,850
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	96,991
2.15%, 08/15/30 (a)	150,000	120,464
Humana, Inc.
3.85%, 10/01/24 (a)	156,000	152,875
4.50%, 04/01/25 (a)	100,000	98,560
5.70%, 03/13/26 (a)	100,000	100,060
1.35%, 02/03/27 (a)	150,000	132,008
3.95%, 03/15/27 (a)	100,000	96,070
3.70%, 03/23/29 (a)	100,000	92,641
3.13%, 08/15/29 (a)	150,000	133,451
4.88%, 04/01/30 (a)	100,000	97,003
2.15%, 02/03/32 (a)	150,000	117,693
5.88%, 03/01/33 (a)	150,000	155,331
4.95%, 10/01/44 (a)	100,000	89,144
4.80%, 03/15/47 (a)	100,000	88,594
3.95%, 08/15/49 (a)	150,000	116,529
5.50%, 03/15/53 (a)	150,000	145,245
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	100,000	78,732
5.67%, 06/08/32 (a)	100,000	95,593
4.00%, 11/23/51 (a)	100,000	66,753
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	97,186
2.40%, 09/30/30 (a)	150,000	115,421
Lincoln National Corp.
3.63%, 12/12/26 (a)	150,000	140,595
3.80%, 03/01/28 (a)	100,000	91,825
3.05%, 01/15/30 (a)	100,000	84,209
3.40%, 01/15/31 (a)	150,000	126,761
3.40%, 03/01/32 (a)	75,000	61,045
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 06/15/40	100,000	105,370
4.38%, 06/15/50 (a)	150,000	107,847
Loews Corp.
3.20%, 05/15/30 (a)	100,000	88,506
6.00%, 02/01/35	100,000	103,486
4.13%, 05/15/43 (a)	100,000	82,360
Manulife Financial Corp.
4.15%, 03/04/26	200,000	194,516
2.48%, 05/19/27 (a)	100,000	91,705
4.06%, 02/24/32 (a)(b)	200,000	187,298
3.70%, 03/16/32 (a)	150,000	134,660
Markel Group, Inc.
3.50%, 11/01/27 (a)	100,000	93,411
3.35%, 09/17/29 (a)	100,000	89,631
5.00%, 04/05/46	200,000	174,454
4.30%, 11/01/47 (a)	75,000	58,193
4.15%, 09/17/50 (a)	100,000	75,813
Marsh & McLennan Cos., Inc.
3.50%, 03/10/25 (a)	100,000	97,150
3.75%, 03/14/26 (a)	150,000	145,017
4.38%, 03/15/29 (a)	250,000	242,020
2.25%, 11/15/30 (a)	140,000	115,746
5.75%, 11/01/32 (a)	100,000	103,933
5.88%, 08/01/33	100,000	104,820
4.75%, 03/15/39 (a)	150,000	139,226
4.35%, 01/30/47 (a)	100,000	84,854
4.20%, 03/01/48 (a)	50,000	41,443
4.90%, 03/15/49 (a)	200,000	183,886
6.25%, 11/01/52 (a)	100,000	109,519
5.45%, 03/15/53 (a)	150,000	148,186
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	93,995
MetLife, Inc.
3.60%, 11/13/25 (a)	100,000	96,781
4.55%, 03/23/30 (a)	200,000	194,540
6.50%, 12/15/32	100,000	108,484
5.38%, 07/15/33 (a)	150,000	149,406
6.38%, 06/15/34	200,000	215,002
5.70%, 06/15/35	250,000	256,097
6.40%, 12/15/36 (a)	230,000	229,216
10.75%, 08/01/39 (a)(b)	75,000	96,437
5.88%, 02/06/41	150,000	154,524
4.13%, 08/13/42	100,000	83,028
4.88%, 11/13/43	250,000	228,315
4.72%, 12/15/44	100,000	88,195
4.05%, 03/01/45	100,000	81,919
4.60%, 05/13/46 (a)	100,000	87,956
5.00%, 07/15/52 (a)	100,000	91,296
5.25%, 01/15/54 (a)	150,000	142,359
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	40,000	38,472
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	142,671
3.85%, 06/11/51 (a)	125,000	87,275
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	90,769
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	123,644
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	100,000	93,125
3.70%, 05/15/29 (a)	150,000	137,613
2.13%, 06/15/30 (a)	150,000	122,415
6.05%, 10/15/36	100,000	102,820
4.30%, 11/15/46 (a)	137,000	107,953
5.50%, 03/15/53 (a)	100,000	93,427
See financial notes
Schwab Taxable Bond Funds | Annual Report31

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	150,000	137,331
3.88%, 03/27/28 (a)	97,000	92,547
2.10%, 03/10/30 (a)	200,000	167,718
5.70%, 12/14/36	150,000	153,219
6.63%, 12/01/37	150,000	166,104
3.00%, 03/10/40 (a)	250,000	184,990
4.60%, 05/15/44	150,000	132,395
5.38%, 05/15/45 (a)(b)	150,000	147,010
4.50%, 09/15/47 (a)(b)	100,000	90,091
3.91%, 12/07/47 (a)	200,000	155,704
5.70%, 09/15/48 (a)(b)	150,000	142,154
3.94%, 12/07/49 (a)	100,000	77,038
4.35%, 02/25/50 (a)	150,000	125,060
3.70%, 10/01/50 (a)(b)	200,000	170,450
3.70%, 03/13/51 (a)	300,000	224,196
5.13%, 03/01/52 (a)(b)	200,000	179,168
6.00%, 09/01/52 (a)(b)	200,000	191,692
Prudential Funding Asia PLC
3.13%, 04/14/30	200,000	176,362
Radian Group, Inc.
6.63%, 03/15/25 (a)	150,000	150,042
4.88%, 03/15/27 (a)	100,000	94,712
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	183,334
3.15%, 06/15/30 (a)	200,000	170,948
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	134,781
5.75%, 06/05/33 (a)	150,000	145,774
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	75,804
The Allstate Corp.
0.75%, 12/15/25 (a)	150,000	135,423
3.28%, 12/15/26 (a)	100,000	94,643
5.25%, 03/30/33 (a)	150,000	147,078
5.35%, 06/01/33	200,000	198,228
5.55%, 05/09/35	150,000	149,749
4.50%, 06/15/43	50,000	42,126
4.20%, 12/15/46 (a)	100,000	79,346
3.85%, 08/10/49 (a)	100,000	75,149
6.50%, 05/15/57 (a)(b)	100,000	95,785
The Chubb Corp.
6.50%, 05/15/38	100,000	111,475
The Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	100,000	79,153
The Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	150,000	131,375
6.10%, 10/01/41	80,000	81,003
4.40%, 03/15/48 (a)	100,000	83,279
3.60%, 08/19/49 (a)	150,000	109,626
2.90%, 09/15/51 (a)	150,000	95,684
The Progressive Corp.
2.45%, 01/15/27	100,000	92,220
4.00%, 03/01/29 (a)	150,000	144,420
3.20%, 03/26/30 (a)	100,000	89,351
6.25%, 12/01/32	150,000	161,136
4.95%, 06/15/33 (a)	100,000	98,335
3.70%, 01/26/45	100,000	76,027
4.13%, 04/15/47 (a)	100,000	83,427
4.20%, 03/15/48 (a)	250,000	210,375
3.95%, 03/26/50 (a)	100,000	80,171
3.70%, 03/15/52 (a)	100,000	76,397
The Travelers Cos., Inc.
6.75%, 06/20/36	150,000	170,692
5.35%, 11/01/40	100,000	100,069
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 08/01/43	200,000	180,362
4.00%, 05/30/47 (a)	200,000	164,908
4.10%, 03/04/49 (a)	100,000	82,984
2.55%, 04/27/50 (a)	300,000	188,466
3.05%, 06/08/51 (a)	200,000	138,494
5.45%, 05/25/53 (a)	150,000	152,079
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	122,536
UnitedHealth Group, Inc.
3.75%, 07/15/25	355,000	345,962
5.15%, 10/15/25	200,000	199,930
1.25%, 01/15/26	150,000	137,309
3.10%, 03/15/26	200,000	191,128
1.15%, 05/15/26 (a)	200,000	180,898
3.45%, 01/15/27	150,000	143,209
3.38%, 04/15/27	150,000	142,275
3.70%, 05/15/27 (a)	150,000	144,117
2.95%, 10/15/27	150,000	139,149
5.25%, 02/15/28 (a)	200,000	203,984
3.85%, 06/15/28	250,000	239,560
3.88%, 12/15/28	150,000	143,412
4.25%, 01/15/29 (a)	200,000	194,060
4.00%, 05/15/29 (a)	150,000	143,403
2.88%, 08/15/29	200,000	179,746
5.30%, 02/15/30 (a)	200,000	204,162
2.00%, 05/15/30	250,000	208,642
2.30%, 05/15/31 (a)	300,000	250,800
4.20%, 05/15/32 (a)	250,000	236,292
5.35%, 02/15/33 (a)	350,000	359,247
4.50%, 04/15/33 (a)	250,000	240,937
4.63%, 07/15/35	200,000	193,620
5.80%, 03/15/36	193,000	204,520
6.50%, 06/15/37	100,000	112,284
6.63%, 11/15/37	150,000	170,124
6.88%, 02/15/38	100,000	116,343
3.50%, 08/15/39 (a)	250,000	204,400
2.75%, 05/15/40 (a)	150,000	108,198
5.70%, 10/15/40 (a)	75,000	77,692
5.95%, 02/15/41 (a)	100,000	105,229
3.05%, 05/15/41 (a)	300,000	224,256
4.63%, 11/15/41 (a)	100,000	91,892
4.38%, 03/15/42 (a)	100,000	88,817
3.95%, 10/15/42 (a)	100,000	83,629
4.25%, 03/15/43 (a)	100,000	87,444
4.75%, 07/15/45	350,000	325,573
4.20%, 01/15/47 (a)	150,000	127,451
4.25%, 04/15/47 (a)	100,000	85,129
3.75%, 10/15/47 (a)	200,000	158,032
4.25%, 06/15/48 (a)	250,000	212,117
4.45%, 12/15/48 (a)	175,000	153,711
3.70%, 08/15/49 (a)	150,000	116,453
2.90%, 05/15/50 (a)	250,000	166,525
3.25%, 05/15/51 (a)	350,000	248,850
4.75%, 05/15/52 (a)	350,000	319,224
5.88%, 02/15/53 (a)	350,000	374,349
5.05%, 04/15/53 (a)	300,000	286,533
3.88%, 08/15/59 (a)	200,000	154,580
3.13%, 05/15/60 (a)	150,000	99,126
4.95%, 05/15/62 (a)	150,000	138,441
6.05%, 02/15/63 (a)	250,000	272,497
5.20%, 04/15/63 (a)	300,000	287,727
Unum Group
4.00%, 06/15/29 (a)	100,000	91,778
5.75%, 08/15/42	100,000	91,542
4.50%, 12/15/49 (a)	100,000	75,607
4.13%, 06/15/51 (a)	100,000	70,833
See financial notes
32Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Voya Financial, Inc.
3.65%, 06/15/26	100,000	94,507
5.70%, 07/15/43	100,000	92,593
4.70%, 01/23/48 (a)(b)	100,000	81,015
Willis North America, Inc.
4.65%, 06/15/27 (a)	150,000	145,453
4.50%, 09/15/28 (a)	150,000	142,954
2.95%, 09/15/29 (a)	200,000	173,490
5.35%, 05/15/33 (a)	150,000	145,114
3.88%, 09/15/49 (a)	150,000	106,193
WR Berkley Corp.
4.00%, 05/12/50 (a)	50,000	38,111
3.55%, 03/30/52 (a)	100,000	69,353
3.15%, 09/30/61 (a)	100,000	59,863
XLIT Ltd.
5.25%, 12/15/43	130,000	123,698
		50,343,576
REITs 0.7%
Agree LP
2.90%, 10/01/30 (a)	150,000	124,548
4.80%, 10/01/32 (a)	100,000	92,292
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	150,000	144,801
3.80%, 04/15/26 (a)	100,000	96,030
3.95%, 01/15/28 (a)	100,000	93,894
4.50%, 07/30/29 (a)	50,000	47,366
2.75%, 12/15/29 (a)	100,000	84,820
4.70%, 07/01/30 (a)	100,000	94,757
4.90%, 12/15/30 (a)	150,000	145,284
3.38%, 08/15/31 (a)	150,000	129,626
2.00%, 05/18/32 (a)	100,000	75,877
1.88%, 02/01/33 (a)	250,000	184,382
2.95%, 03/15/34 (a)	150,000	118,898
4.75%, 04/15/35 (a)	100,000	92,522
4.85%, 04/15/49 (a)	50,000	41,197
4.00%, 02/01/50 (a)	150,000	112,338
3.00%, 05/18/51 (a)	150,000	90,741
3.55%, 03/15/52 (a)	200,000	136,728
5.15%, 04/15/53 (a)	100,000	89,365
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	94,781
4.90%, 02/15/29 (a)	100,000	96,220
2.38%, 07/15/31 (a)	100,000	79,229
3.63%, 04/15/32 (a)	150,000	128,549
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	150,000	146,685
3.45%, 06/01/25 (a)	100,000	96,828
2.95%, 05/11/26 (a)	100,000	94,315
2.90%, 10/15/26 (a)	100,000	92,753
3.30%, 06/01/29 (a)	200,000	181,220
2.30%, 03/01/30 (a)	100,000	83,704
2.45%, 01/15/31 (a)	150,000	124,947
2.05%, 01/15/32 (a)	150,000	120,383
3.90%, 10/15/46 (a)	150,000	114,386
Boston Properties LP
3.65%, 02/01/26 (a)	150,000	141,393
2.75%, 10/01/26 (a)	200,000	180,518
6.75%, 12/01/27 (a)	150,000	153,417
4.50%, 12/01/28 (a)	150,000	138,582
3.40%, 06/21/29 (a)	200,000	171,330
2.90%, 03/15/30 (a)	100,000	81,450
3.25%, 01/30/31 (a)	200,000	162,988
2.55%, 04/01/32 (a)	150,000	112,511
2.45%, 10/01/33 (a)	200,000	141,826
6.50%, 01/15/34 (a)	150,000	149,506
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	150,000	144,144
4.55%, 10/01/29 (a)	100,000	78,855
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	150,000	144,826
4.13%, 06/15/26 (a)	150,000	142,314
3.90%, 03/15/27 (a)	100,000	93,072
4.13%, 05/15/29 (a)	150,000	136,555
4.05%, 07/01/30 (a)	150,000	135,777
2.50%, 08/16/31 (a)	100,000	78,700
Camden Property Trust
4.10%, 10/15/28 (a)	100,000	95,333
3.15%, 07/01/29 (a)	150,000	134,918
2.80%, 05/15/30 (a)	100,000	86,827
3.35%, 11/01/49 (a)	50,000	35,443
Corporate Office Properties LP
2.25%, 03/15/26 (a)	100,000	90,473
2.00%, 01/15/29 (a)	150,000	118,320
2.75%, 04/15/31 (a)	100,000	77,233
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	139,207
4.38%, 02/15/29 (a)	100,000	93,758
2.00%, 02/15/31 (a)	100,000	77,893
2.50%, 02/15/32 (a)	150,000	118,404
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	139,987
5.55%, 01/15/28 (a)	150,000	149,817
4.45%, 07/15/28 (a)	150,000	142,116
3.60%, 07/01/29 (a)	150,000	135,201
EPR Properties
4.75%, 12/15/26 (a)	150,000	138,393
4.50%, 06/01/27 (a)	150,000	135,493
3.75%, 08/15/29 (a)	100,000	81,769
3.60%, 11/15/31 (a)	100,000	76,832
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	96,492
2.85%, 11/01/26 (a)	150,000	139,843
3.50%, 03/01/28 (a)	100,000	93,391
4.15%, 12/01/28 (a)	100,000	95,297
3.00%, 07/01/29 (a)	100,000	88,985
2.50%, 02/15/30 (a)	100,000	84,923
4.50%, 07/01/44 (a)	150,000	127,263
4.50%, 06/01/45 (a)	50,000	41,021
4.00%, 08/01/47 (a)	100,000	76,548
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	75,050
Essex Portfolio LP
3.50%, 04/01/25 (a)	130,000	125,628
3.38%, 04/15/26 (a)	150,000	142,501
4.00%, 03/01/29 (a)	150,000	138,685
3.00%, 01/15/30 (a)	100,000	85,363
1.65%, 01/15/31 (a)	150,000	113,475
2.65%, 03/15/32 (a)	150,000	119,574
2.65%, 09/01/50 (a)	100,000	56,237
Extra Space Storage LP
3.88%, 12/15/27 (a)	150,000	139,963
5.70%, 04/01/28 (a)	150,000	150,873
4.00%, 06/15/29 (a)	100,000	91,527
2.20%, 10/15/30 (a)	50,000	39,958
2.55%, 06/01/31 (a)	100,000	80,282
2.40%, 10/15/31 (a)	150,000	117,899
2.35%, 03/15/32 (a)	150,000	116,726
Federal Realty Investment Trust
1.25%, 02/15/26 (a)	150,000	135,178
3.25%, 07/15/27 (a)	100,000	92,132
See financial notes
Schwab Taxable Bond Funds | Annual Report33

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 06/01/30 (a)	100,000	87,528
4.50%, 12/01/44 (a)	100,000	77,536
Healthcare Realty Holdings LP
3.10%, 02/15/30 (a)	150,000	128,171
2.00%, 03/15/31 (a)	100,000	77,120
2.05%, 03/15/31 (a)	150,000	112,181
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	100,000	93,403
Healthpeak Properties Interim, Inc.
3.40%, 02/01/25 (a)	100,000	96,744
3.25%, 07/15/26 (a)	200,000	189,252
3.50%, 07/15/29 (a)	150,000	134,937
3.00%, 01/15/30 (a)	100,000	86,699
2.88%, 01/15/31 (a)	250,000	209,510
5.25%, 12/15/32 (a)	150,000	145,113
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	85,433
3.05%, 02/15/30 (a)	100,000	78,401
2.60%, 02/01/31 (a)	150,000	110,559
Host Hotels & Resorts LP
4.00%, 06/15/25 (a)	105,000	101,500
3.38%, 12/15/29 (a)	150,000	128,039
3.50%, 09/15/30 (a)	225,000	192,136
Hudson Pacific Properties LP
5.95%, 02/15/28 (a)	75,000	63,467
4.65%, 04/01/29 (a)	100,000	76,379
3.25%, 01/15/30 (a)	100,000	68,016
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	170,230
2.00%, 08/15/31 (a)	100,000	76,601
4.15%, 04/15/32 (a)	100,000	89,066
5.50%, 08/15/33 (a)	100,000	96,927
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	90,368
4.25%, 08/15/29 (a)	120,000	104,104
3.05%, 02/15/30 (a)	150,000	120,015
2.50%, 11/15/32 (a)	150,000	105,858
Kimco Realty Corp.
3.30%, 02/01/25 (a)	100,000	96,394
2.80%, 10/01/26 (a)	100,000	92,062
1.90%, 03/01/28 (a)	100,000	84,798
2.70%, 10/01/30 (a)	200,000	165,124
2.25%, 12/01/31 (a)	100,000	77,685
4.60%, 02/01/33 (a)	100,000	91,882
4.25%, 04/01/45 (a)	150,000	115,425
4.13%, 12/01/46 (a)	100,000	73,443
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	91,419
Lexington Realty Trust
2.70%, 09/15/30 (a)	150,000	118,922
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	97,291
1.10%, 09/15/26 (a)	100,000	88,457
3.60%, 06/01/27 (a)	150,000	142,116
4.20%, 06/15/28 (a)	100,000	95,379
3.95%, 03/15/29 (a)	50,000	46,996
2.75%, 03/15/30 (a)	100,000	86,487
1.70%, 02/15/31 (a)	100,000	78,892
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	75,862
National Retail Properties, Inc.
4.00%, 11/15/25 (a)	100,000	96,348
3.50%, 10/15/27 (a)	100,000	92,199
4.30%, 10/15/28 (a)	100,000	93,993
2.50%, 04/15/30 (a)	100,000	82,861
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 10/15/48 (a)	50,000	41,176
3.10%, 04/15/50 (a)	100,000	61,717
3.00%, 04/15/52 (a)	100,000	60,905
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	150,000	142,038
4.75%, 01/15/28 (a)	100,000	94,079
3.63%, 10/01/29 (a)	150,000	127,233
3.38%, 02/01/31 (a)	150,000	121,278
3.25%, 04/15/33 (a)	100,000	74,766
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	75,001
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	95,802
2.63%, 11/01/31 (a)	100,000	77,810
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	150,000	108,528
Prologis LP
3.25%, 06/30/26 (a)	230,000	218,242
2.13%, 04/15/27 (a)	150,000	135,295
4.88%, 06/15/28 (a)	200,000	198,044
3.88%, 09/15/28 (a)	150,000	141,898
4.38%, 02/01/29 (a)	50,000	48,238
2.88%, 11/15/29 (a)	50,000	43,843
2.25%, 04/15/30 (a)	200,000	167,984
1.75%, 07/01/30 (a)	150,000	120,068
1.25%, 10/15/30 (a)	100,000	76,983
1.63%, 03/15/31 (a)	100,000	77,746
2.25%, 01/15/32 (a)	100,000	80,233
4.63%, 01/15/33 (a)	150,000	144,052
4.75%, 06/15/33 (a)	150,000	143,926
5.13%, 01/15/34 (a)	150,000	147,747
3.05%, 03/01/50 (a)	50,000	33,135
3.00%, 04/15/50 (a)	150,000	98,691
2.13%, 10/15/50 (a)	150,000	81,725
5.25%, 06/15/53 (a)	150,000	143,088
Public Storage Operating Co.
0.88%, 02/15/26 (a)	125,000	112,673
1.50%, 11/09/26 (a)	150,000	135,021
3.09%, 09/15/27 (a)	50,000	46,704
1.85%, 05/01/28 (a)	150,000	130,460
5.13%, 01/15/29 (a)	100,000	99,884
3.39%, 05/01/29 (a)	150,000	137,833
2.30%, 05/01/31 (a)	100,000	82,350
2.25%, 11/09/31 (a)	100,000	81,011
5.35%, 08/01/53 (a)	100,000	97,815
Realty Income Corp.
3.88%, 04/15/25 (a)	150,000	146,152
0.75%, 03/15/26 (a)	150,000	133,358
4.88%, 06/01/26 (a)	100,000	98,907
4.13%, 10/15/26 (a)	100,000	96,703
3.00%, 01/15/27 (a)	180,000	167,387
3.95%, 08/15/27 (a)	150,000	143,152
3.40%, 01/15/28 (a)	100,000	92,772
2.20%, 06/15/28 (a)	100,000	86,896
4.70%, 12/15/28 (a)	150,000	145,680
3.10%, 12/15/29 (a)	100,000	88,493
3.25%, 01/15/31 (a)	200,000	173,014
5.63%, 10/13/32 (a)	150,000	150,198
2.85%, 12/15/32 (a)	150,000	121,775
1.80%, 03/15/33 (a)	100,000	73,108
4.90%, 07/15/33 (a)	100,000	94,986
4.65%, 03/15/47 (a)	150,000	130,776
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	140,952
3.70%, 06/15/30 (a)	100,000	89,712
See financial notes
34Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 02/01/47 (a)	100,000	78,384
4.65%, 03/15/49 (a)	75,000	61,067
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	100,000	91,542
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	150,000	115,932
Sabra Health Care LP
3.90%, 10/15/29 (a)	150,000	126,812
3.20%, 12/01/31 (a)	150,000	114,650
Safehold Operating Partnership LP
2.85%, 01/15/32 (a)	100,000	76,080
Simon Property Group LP
2.00%, 09/13/24 (a)	250,000	240,575
3.38%, 10/01/24 (a)	200,000	195,146
3.50%, 09/01/25 (a)	250,000	240,972
3.30%, 01/15/26 (a)	100,000	95,386
3.25%, 11/30/26 (a)	250,000	234,645
3.38%, 12/01/27 (a)	150,000	138,945
2.45%, 09/13/29 (a)	250,000	211,937
2.65%, 07/15/30 (a)	150,000	126,444
2.20%, 02/01/31 (a)	150,000	119,567
2.25%, 01/15/32 (a)	200,000	154,990
2.65%, 02/01/32 (a)	100,000	80,482
5.50%, 03/08/33 (a)	150,000	147,670
6.75%, 02/01/40 (a)	100,000	107,716
4.25%, 11/30/46 (a)	150,000	116,105
3.25%, 09/13/49 (a)	150,000	98,316
3.80%, 07/15/50 (a)	250,000	180,795
5.85%, 03/08/53 (a)	150,000	147,241
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	142,915
4.70%, 06/01/27 (a)	100,000	94,032
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	95,628
2.10%, 03/15/28 (a)	100,000	85,374
3.40%, 01/15/30 (a)	50,000	43,023
3.20%, 02/15/31 (a)	150,000	123,788
2.70%, 02/15/32 (a)	75,000	58,951
STORE Capital Corp.
4.50%, 03/15/28 (a)	100,000	89,569
4.63%, 03/15/29 (a)	100,000	86,143
2.70%, 12/01/31 (a)	100,000	70,318
Sun Communities Operating LP
2.30%, 11/01/28 (a)	100,000	84,224
2.70%, 07/15/31 (a)	100,000	79,459
4.20%, 04/15/32 (a)	100,000	88,018
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	89,662
2.75%, 09/01/31 (a)	100,000	74,429
UDR, Inc.
2.95%, 09/01/26 (a)	100,000	92,897
3.50%, 01/15/28 (a)	100,000	91,648
3.20%, 01/15/30 (a)	150,000	132,189
3.00%, 08/15/31 (a)	100,000	83,988
2.10%, 08/01/32 (a)	150,000	112,944
1.90%, 03/15/33 (a)	150,000	109,589
Ventas Realty LP
2.65%, 01/15/25 (a)	100,000	95,397
3.50%, 02/01/25 (a)	150,000	144,474
3.25%, 10/15/26 (a)	100,000	92,505
3.85%, 04/01/27 (a)	150,000	140,925
4.00%, 03/01/28 (a)	100,000	93,058
4.40%, 01/15/29 (a)	250,000	234,897
4.75%, 11/15/30 (a)	100,000	93,911
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 09/30/43 (a)	100,000	91,989
4.38%, 02/01/45 (a)	100,000	76,885
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	142,459
2.15%, 06/01/26 (a)	100,000	86,334
Welltower, Inc.
4.00%, 06/01/25 (a)	300,000	291,045
4.25%, 04/01/26 (a)	150,000	145,336
4.25%, 04/15/28 (a)	100,000	94,670
4.13%, 03/15/29 (a)	150,000	139,462
2.75%, 01/15/31 (a)	150,000	123,903
2.75%, 01/15/32 (a)	100,000	80,910
3.85%, 06/15/32 (a)	150,000	131,918
6.50%, 03/15/41 (a)	150,000	154,237
4.95%, 09/01/48 (a)	100,000	87,256
WP Carey, Inc.
4.00%, 02/01/25 (a)	100,000	97,453
4.25%, 10/01/26 (a)	150,000	144,345
2.40%, 02/01/31 (a)	200,000	159,942
2.25%, 04/01/33 (a)	100,000	74,524
		30,375,854
		368,819,380

Industrial 14.2%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	250,000	232,047
2.05%, 05/15/30 (a)	200,000	168,948
2.70%, 05/15/40 (a)	150,000	109,265
2.80%, 05/15/50 (a)	200,000	136,734
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	96,750
5.05%, 06/01/32 (a)	100,000	94,265
5.45%, 12/01/44 (a)	50,000	46,080
5.65%, 06/01/52 (a)	100,000	90,935
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	200,000	165,934
ArcelorMittal S.A.
6.55%, 11/29/27 (a)	200,000	205,012
4.25%, 07/16/29	100,000	94,816
6.80%, 11/29/32 (a)	150,000	154,483
7.00%, 10/15/39	100,000	103,113
6.75%, 03/01/41 (e)	200,000	199,414
Barrick Gold Corp.
6.45%, 10/15/35	150,000	157,798
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	99,634
5.75%, 05/01/43	150,000	150,120
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	150,000	152,578
BHP Billiton Finance (USA) Ltd.
4.88%, 02/27/26	200,000	198,638
6.42%, 03/01/26	150,000	154,111
4.75%, 02/28/28 (a)	200,000	198,322
4.13%, 02/24/42	95,000	83,191
5.00%, 09/30/43	450,000	435,915
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	138,404
Celanese US Holdings LLC
6.05%, 03/15/25	300,000	300,279
1.40%, 08/05/26 (a)	100,000	87,369
6.17%, 07/15/27 (a)	350,000	350,504
6.35%, 11/15/28 (a)	200,000	200,726
See financial notes
Schwab Taxable Bond Funds | Annual Report35

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.33%, 07/15/29 (a)	200,000	198,880
6.38%, 07/15/32 (a)	100,000	99,127
6.70%, 11/15/33 (a)	200,000	201,020
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	200,000	182,938
CF Industries, Inc.
5.15%, 03/15/34	200,000	189,158
4.95%, 06/01/43	100,000	84,568
5.38%, 03/15/44	150,000	133,394
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	300,000	293,913
4.73%, 11/15/28 (a)	400,000	394,828
5.32%, 11/15/38 (a)	250,000	245,072
5.42%, 11/15/48 (a)	400,000	387,784
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	145,918
4.50%, 12/01/28 (a)	150,000	143,481
4.80%, 09/01/42 (a)	100,000	84,889
4.65%, 10/15/44 (a)	100,000	81,512
Ecolab, Inc.
2.70%, 11/01/26 (a)	150,000	140,508
1.65%, 02/01/27 (a)	100,000	89,688
3.25%, 12/01/27 (a)	150,000	140,790
4.80%, 03/24/30 (a)	200,000	198,874
1.30%, 01/30/31 (a)	100,000	78,088
2.13%, 02/01/32 (a)	150,000	122,256
2.13%, 08/15/50 (a)	100,000	56,964
2.70%, 12/15/51 (a)	150,000	94,950
2.75%, 08/18/55 (a)	150,000	92,321
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	200,000	186,570
EIDP, Inc.
4.80%, 05/15/33 (a)	150,000	144,492
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	200,000	199,988
FMC Corp.
3.20%, 10/01/26 (a)	100,000	92,634
3.45%, 10/01/29 (a)	100,000	87,226
5.65%, 05/18/33 (a)	150,000	142,945
4.50%, 10/01/49 (a)	100,000	74,888
6.38%, 05/18/53 (a)	100,000	96,243
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	144,714
4.13%, 03/01/28 (a)	200,000	186,234
5.25%, 09/01/29 (a)	100,000	97,046
4.63%, 08/01/30 (a)	200,000	185,120
5.40%, 11/14/34 (a)	100,000	94,995
5.45%, 03/15/43 (a)	300,000	269,382
Georgia-Pacific LLC
7.75%, 11/15/29	150,000	169,465
8.88%, 05/15/31	100,000	122,072
Huntsman International LLC
4.50%, 05/01/29 (a)	100,000	92,663
2.95%, 06/15/31 (a)	100,000	79,859
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	93,537
4.38%, 06/01/47 (a)	100,000	71,954
5.00%, 09/26/48 (a)	150,000	119,391
International Paper Co.
7.30%, 11/15/39	100,000	112,708
6.00%, 11/15/41 (a)	100,000	101,463
4.80%, 06/15/44 (a)	200,000	172,578
5.15%, 05/15/46 (a)	100,000	90,600
4.40%, 08/15/47 (a)	100,000	81,762
4.35%, 08/15/48 (a)	100,000	82,413
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	96,466
6.25%, 07/15/33 (a)(c)	100,000	98,803
Linde, Inc.
2.65%, 02/05/25 (a)	50,000	48,104
4.70%, 12/05/25 (a)	150,000	148,876
3.20%, 01/30/26 (a)	150,000	144,402
1.10%, 08/10/30 (a)	200,000	157,952
2.00%, 08/10/50 (a)	150,000	82,754
LYB International Finance BV
5.25%, 07/15/43	150,000	133,754
4.88%, 03/15/44 (a)	150,000	127,220
LYB International Finance II BV
3.50%, 03/02/27 (a)	150,000	141,500
LYB International Finance III LLC
1.25%, 10/01/25 (a)	200,000	182,536
2.25%, 10/01/30 (a)	100,000	81,319
3.38%, 10/01/40 (a)	150,000	107,838
4.20%, 10/15/49 (a)	100,000	74,648
4.20%, 05/01/50 (a)	250,000	185,700
3.63%, 04/01/51 (a)	250,000	168,685
3.80%, 10/01/60 (a)	100,000	65,474
LyondellBasell Industries N.V.
4.63%, 02/26/55 (a)	100,000	78,895
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	81,297
Newmont Corp.
2.80%, 10/01/29 (a)	100,000	86,363
2.25%, 10/01/30 (a)	200,000	162,668
2.60%, 07/15/32 (a)	200,000	161,024
5.88%, 04/01/35	100,000	101,054
4.88%, 03/15/42 (a)	330,000	296,944
5.45%, 06/09/44 (a)	100,000	95,346
Nucor Corp.
2.00%, 06/01/25 (a)	250,000	235,235
3.95%, 05/01/28 (a)	150,000	142,791
2.70%, 06/01/30 (a)	250,000	214,330
3.13%, 04/01/32 (a)	100,000	85,334
6.40%, 12/01/37	50,000	54,230
3.85%, 04/01/52 (a)	100,000	75,822
2.98%, 12/15/55 (a)	200,000	122,338
Nutrien Ltd.
5.90%, 11/07/24	100,000	100,007
5.95%, 11/07/25	150,000	150,988
4.00%, 12/15/26 (a)	100,000	95,645
4.90%, 03/27/28 (a)	150,000	146,794
4.20%, 04/01/29 (a)	100,000	94,149
5.88%, 12/01/36	50,000	49,765
5.63%, 12/01/40	100,000	95,581
6.13%, 01/15/41 (a)	145,000	146,840
4.90%, 06/01/43 (a)	100,000	87,644
5.25%, 01/15/45 (a)	50,000	45,182
5.00%, 04/01/49 (a)	100,000	87,208
3.95%, 05/13/50 (a)	150,000	113,058
5.80%, 03/27/53 (a)	150,000	146,733
Packaging Corp. of America
3.40%, 12/15/27 (a)	100,000	93,312
3.00%, 12/15/29 (a)	150,000	131,120
4.05%, 12/15/49 (a)	100,000	77,899
3.05%, 10/01/51 (a)	150,000	96,042
PPG Industries, Inc.
1.20%, 03/15/26 (a)	100,000	90,239
2.80%, 08/15/29 (a)	100,000	88,253
2.55%, 06/15/30 (a)	200,000	169,486
See financial notes
36Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	200,000	161,698
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	112,686
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	100,000	109,259
5.20%, 11/02/40	250,000	245,610
2.75%, 11/02/51 (a)	250,000	161,965
Rio Tinto Finance (USA) PLC
5.00%, 03/09/33 (a)	150,000	149,193
4.75%, 03/22/42 (a)	100,000	92,877
4.13%, 08/21/42 (a)	200,000	171,166
5.13%, 03/09/53 (a)	200,000	193,850
RPM International, Inc.
3.75%, 03/15/27 (a)	150,000	140,765
4.55%, 03/01/29 (a)	100,000	93,939
4.25%, 01/15/48 (a)	100,000	75,372
Southern Copper Corp.
3.88%, 04/23/25	100,000	97,086
7.50%, 07/27/35	150,000	170,436
6.75%, 04/16/40	200,000	217,298
5.25%, 11/08/42	250,000	230,490
5.88%, 04/23/45	250,000	245,785
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	100,000	96,380
2.40%, 06/15/25 (a)	100,000	94,174
5.00%, 12/15/26 (a)	100,000	97,977
1.65%, 10/15/27 (a)	100,000	85,946
3.45%, 04/15/30 (a)	100,000	88,909
3.25%, 10/15/50 (a)	150,000	97,197
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	85,430
6.00%, 01/15/29 (a)	200,000	198,762
5.00%, 01/15/30 (a)	200,000	186,024
3.75%, 01/15/31 (a)	250,000	212,155
3.13%, 01/15/32 (a)	200,000	158,082
Teck Resources Ltd.
3.90%, 07/15/30 (a)	200,000	178,210
6.00%, 08/15/40 (a)	95,000	90,009
5.20%, 03/01/42 (a)	100,000	85,986
5.40%, 02/01/43 (a)	100,000	87,962
The Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	98,622
7.38%, 11/01/29	174,000	191,094
2.10%, 11/15/30 (a)	250,000	204,197
6.30%, 03/15/33 (a)	100,000	106,085
4.25%, 10/01/34 (a)	50,000	45,108
9.40%, 05/15/39	100,000	132,206
5.25%, 11/15/41 (a)	100,000	93,432
4.38%, 11/15/42 (a)	250,000	206,435
4.63%, 10/01/44 (a)	100,000	84,091
5.55%, 11/30/48 (a)	150,000	142,822
4.80%, 05/15/49 (a)	150,000	127,875
3.60%, 11/15/50 (a)	250,000	178,860
6.90%, 05/15/53 (a)	150,000	167,232
The Mosaic Co.
4.05%, 11/15/27 (a)	250,000	238,642
4.88%, 11/15/41 (a)	100,000	83,887
5.63%, 11/15/43 (a)	100,000	92,457
The Sherwin-Williams Co.
3.45%, 08/01/25 (a)	200,000	192,666
4.25%, 08/08/25	100,000	97,871
3.45%, 06/01/27 (a)	250,000	235,765
2.95%, 08/15/29 (a)	200,000	176,350
2.30%, 05/15/30 (a)	100,000	83,461
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 03/15/32 (a)	150,000	119,100
4.00%, 12/15/42 (a)	100,000	78,887
4.50%, 06/01/47 (a)	200,000	170,736
3.80%, 08/15/49 (a)	100,000	75,188
3.30%, 05/15/50 (a)	100,000	68,236
2.90%, 03/15/52 (a)	100,000	62,955
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	300,000	263,205
6.13%, 06/12/33 (a)	400,000	397,416
6.88%, 11/21/36	350,000	364,441
6.88%, 11/10/39	200,000	208,678
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	100,000	94,839
3.38%, 06/15/30 (a)	100,000	86,691
5.00%, 08/15/46 (a)	100,000	84,297
4.38%, 11/15/47 (a)	100,000	77,366
3.13%, 08/15/51 (a)	125,000	76,748
3.38%, 08/15/61 (a)	100,000	58,995
WestRock MWV LLC
7.95%, 02/15/31	150,000	168,811
Weyerhaeuser Co.
6.95%, 10/01/27	100,000	106,158
4.00%, 11/15/29 (a)	150,000	138,468
4.00%, 04/15/30 (a)	150,000	137,241
7.38%, 03/15/32	100,000	112,678
3.38%, 03/09/33 (a)	100,000	85,263
WRKCo, Inc.
3.75%, 03/15/25 (a)	100,000	97,047
4.65%, 03/15/26 (a)	250,000	243,385
4.00%, 03/15/28 (a)	150,000	140,145
3.90%, 06/01/28 (a)	100,000	92,887
4.90%, 03/15/29 (a)	100,000	96,369
3.00%, 06/15/33 (a)	250,000	202,680
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(c)	50,000	39,509
		29,465,150
Capital Goods 1.3%
3M Co.
2.00%, 02/14/25 (a)	150,000	142,491
2.65%, 04/15/25 (a)	150,000	143,089
3.00%, 08/07/25	100,000	95,956
2.88%, 10/15/27 (a)	100,000	92,115
3.63%, 09/14/28 (a)	150,000	140,453
3.38%, 03/01/29 (a)	200,000	183,182
3.05%, 04/15/30 (a)	200,000	178,704
3.88%, 06/15/44	100,000	79,337
3.13%, 09/19/46 (a)	100,000	67,785
3.63%, 10/15/47 (a)	150,000	112,133
4.00%, 09/14/48 (a)(f)	150,000	121,809
3.25%, 08/26/49 (a)	200,000	138,542
3.70%, 04/15/50 (a)	100,000	76,774
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	192,852
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	80,214
Allegion PLC
3.50%, 10/01/29 (a)	100,000	89,327
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	150,000	145,369
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	150,000	142,251
4.50%, 05/15/28 (a)	100,000	95,560
5.63%, 05/26/33 (a)	150,000	149,178
See financial notes
Schwab Taxable Bond Funds | Annual Report37

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	100,000	82,452
2.69%, 05/25/31 (a)	150,000	122,406
Amphenol Corp.
2.05%, 03/01/25 (a)	100,000	95,109
2.80%, 02/15/30 (a)	150,000	130,809
2.20%, 09/15/31 (a)	200,000	161,930
AptarGroup, Inc.
3.60%, 03/15/32 (a)	100,000	85,399
Avery Dennison Corp.
2.65%, 04/30/30 (a)	100,000	83,468
2.25%, 02/15/32 (a)	100,000	77,511
5.75%, 03/15/33 (a)	100,000	100,989
Berry Global, Inc.
1.57%, 01/15/26 (a)	350,000	318,363
5.50%, 04/15/28 (a)(c)	100,000	98,314
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	141,582
2.75%, 03/01/30 (a)	150,000	127,157
2.20%, 03/01/32 (a)	100,000	78,760
Carrier Global Corp.
2.24%, 02/15/25 (a)	225,000	214,110
2.49%, 02/15/27 (a)	56,000	50,984
2.72%, 02/15/30 (a)	400,000	343,188
2.70%, 02/15/31 (a)(c)	150,000	125,925
3.38%, 04/05/40 (a)	300,000	225,678
3.58%, 04/05/50 (a)(c)	325,000	232,947
Caterpillar Financial Services Corp.
0.60%, 09/13/24	150,000	142,800
2.15%, 11/08/24	150,000	144,465
3.25%, 12/01/24	100,000	97,476
4.90%, 01/17/25	150,000	149,481
3.40%, 05/13/25	200,000	193,922
1.45%, 05/15/25	300,000	281,499
5.15%, 08/11/25	150,000	150,070
0.80%, 11/13/25	200,000	182,236
2.40%, 08/09/26	162,000	150,939
1.15%, 09/14/26	250,000	223,705
3.60%, 08/12/27	150,000	143,560
1.10%, 09/14/27	250,000	216,390
Caterpillar, Inc.
2.60%, 09/19/29 (a)	100,000	89,512
2.60%, 04/09/30 (a)	200,000	176,078
1.90%, 03/12/31 (a)	200,000	168,068
6.05%, 08/15/36	200,000	219,512
5.20%, 05/27/41	150,000	152,170
3.80%, 08/15/42	350,000	297,003
4.30%, 05/15/44 (a)	100,000	90,133
3.25%, 09/19/49 (a)	100,000	75,563
3.25%, 04/09/50 (a)	250,000	189,500
4.75%, 05/15/64 (a)	100,000	92,558
CNH Industrial Capital LLC
1.88%, 01/15/26 (a)	250,000	229,622
1.45%, 07/15/26 (a)	100,000	89,530
4.55%, 04/10/28 (a)	100,000	96,772
CNH Industrial N.V.
3.85%, 11/15/27 (a)	100,000	94,467
Deere & Co.
2.75%, 04/15/25 (a)	150,000	144,499
5.38%, 10/16/29	112,000	115,728
3.10%, 04/15/30 (a)	150,000	135,855
3.90%, 06/09/42 (a)	300,000	263,826
2.88%, 09/07/49 (a)	100,000	72,428
3.75%, 04/15/50 (a)	150,000	128,345
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dover Corp.
3.15%, 11/15/25 (a)	150,000	142,866
5.38%, 03/01/41 (a)	100,000	95,656
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	121,278
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	140,697
4.35%, 05/18/28 (a)	150,000	147,339
4.00%, 11/02/32	96,000	89,814
4.15%, 03/15/33 (a)	200,000	188,580
4.15%, 11/02/42	150,000	130,499
3.92%, 09/15/47 (a)	100,000	82,138
4.70%, 08/23/52 (a)	100,000	93,125
Emerson Electric Co.
0.88%, 10/15/26 (a)	150,000	132,819
1.80%, 10/15/27 (a)	150,000	133,140
2.00%, 12/21/28 (a)	200,000	173,934
2.20%, 12/21/31 (a)	200,000	164,568
5.25%, 11/15/39	100,000	100,136
2.75%, 10/15/50 (a)	100,000	63,935
2.80%, 12/21/51 (a)	200,000	129,754
Flowserve Corp.
3.50%, 10/01/30 (a)	250,000	214,580
Fortive Corp.
3.15%, 06/15/26 (a)	150,000	141,043
4.30%, 06/15/46 (a)	80,000	63,430
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	200,000	176,396
4.00%, 03/25/32 (a)	100,000	88,109
5.88%, 06/01/33 (a)	100,000	99,799
4.50%, 03/25/52 (a)	100,000	77,229
GE Capital Funding LLC
4.55%, 05/15/32 (a)	250,000	238,705
GE Capital International Funding Co.
3.37%, 11/15/25	100,000	95,314
4.42%, 11/15/35	200,000	185,696
General Dynamics Corp.
2.38%, 11/15/24 (a)	250,000	240,982
3.25%, 04/01/25 (a)	100,000	96,916
3.50%, 05/15/25 (a)	100,000	97,149
1.15%, 06/01/26 (a)	100,000	90,388
3.50%, 04/01/27 (a)	100,000	95,271
3.75%, 05/15/28 (a)	300,000	286,734
3.63%, 04/01/30 (a)	150,000	139,650
2.25%, 06/01/31 (a)	100,000	83,680
4.25%, 04/01/40 (a)	100,000	89,408
2.85%, 06/01/41 (a)	100,000	73,107
3.60%, 11/15/42 (a)	150,000	121,094
4.25%, 04/01/50 (a)	50,000	44,042
General Electric Co.
6.75%, 03/15/32	200,000	223,168
5.88%, 01/14/38	100,000	105,183
6.88%, 01/10/39	100,000	116,351
4.35%, 05/01/50 (a)	150,000	125,082
HEICO Corp.
5.35%, 08/01/33 (a)	100,000	99,126
Honeywell International, Inc.
1.35%, 06/01/25 (a)	300,000	281,133
2.50%, 11/01/26 (a)	300,000	280,173
1.10%, 03/01/27 (a)	200,000	177,128
4.25%, 01/15/29 (a)	200,000	194,414
2.70%, 08/15/29 (a)	150,000	133,668
1.95%, 06/01/30 (a)	200,000	166,576
1.75%, 09/01/31 (a)	150,000	119,357
5.00%, 02/15/33 (a)	325,000	327,675
See financial notes
38Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 01/15/34 (a)	200,000	193,302
5.70%, 03/15/37	100,000	104,555
3.81%, 11/21/47 (a)	150,000	122,208
2.80%, 06/01/50 (a)	150,000	107,256
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	93,919
2.30%, 03/15/31 (a)	100,000	81,913
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	200,000	193,656
3.48%, 12/01/27 (a)	100,000	92,237
4.20%, 05/01/30 (a)	100,000	92,602
IDEX Corp.
3.00%, 05/01/30 (a)	200,000	173,996
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	200,000	187,340
3.90%, 09/01/42 (a)	300,000	258,987
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	200,000	202,858
John Deere Capital Corp.
4.55%, 10/11/24	150,000	148,800
2.05%, 01/09/25	100,000	95,929
1.25%, 01/10/25	150,000	142,225
2.13%, 03/07/25	200,000	191,002
3.45%, 03/13/25	200,000	194,898
3.40%, 06/06/25	250,000	242,492
4.05%, 09/08/25	200,000	196,078
4.80%, 01/09/26	200,000	198,916
0.70%, 01/15/26	100,000	90,544
2.65%, 06/10/26	200,000	187,948
1.05%, 06/17/26	250,000	224,847
1.30%, 10/13/26	100,000	89,620
1.70%, 01/11/27	200,000	180,426
1.75%, 03/09/27	200,000	179,786
4.15%, 09/15/27	200,000	195,302
3.05%, 01/06/28	50,000	46,628
4.75%, 01/20/28	200,000	199,308
1.50%, 03/06/28	150,000	129,824
4.95%, 07/14/28	250,000	250,997
3.45%, 03/07/29	100,000	93,206
2.80%, 07/18/29	150,000	135,362
2.45%, 01/09/30	100,000	87,242
4.70%, 06/10/30	200,000	197,616
1.45%, 01/15/31	200,000	158,648
2.00%, 06/17/31	100,000	81,756
4.35%, 09/15/32	250,000	242,860
Johnson Controls International PLC
6.00%, 01/15/36	100,000	103,127
4.63%, 07/02/44 (a)	95,000	81,972
5.13%, 09/14/45 (a)	41,000	38,013
4.50%, 02/15/47 (a)	100,000	84,589
4.95%, 07/02/64 (a)(g)	100,000	86,186
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	150,000	120,207
2.00%, 09/16/31 (a)	100,000	78,890
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	95,128
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	150,000	146,049
5.40%, 01/15/27	225,000	225,625
4.40%, 06/15/28 (a)	300,000	288,648
2.90%, 12/15/29 (a)	150,000	130,638
1.80%, 01/15/31 (a)	200,000	157,616
5.40%, 07/31/33 (a)	275,000	275,762
6.15%, 12/15/40	95,000	98,162
5.05%, 04/27/45 (a)	100,000	92,565
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	100,000	97,525
3.50%, 11/15/27 (a)	100,000	92,275
4.40%, 03/15/29 (a)	100,000	94,563
3.50%, 11/15/51 (a)	100,000	69,050
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	92,277
1.70%, 08/01/27 (a)	150,000	131,292
Lockheed Martin Corp.
4.95%, 10/15/25 (a)	100,000	99,772
3.55%, 01/15/26 (a)	225,000	217,822
5.10%, 11/15/27 (a)	150,000	151,746
3.90%, 06/15/32 (a)	200,000	186,054
5.25%, 01/15/33 (a)	150,000	153,957
4.75%, 02/15/34 (a)	150,000	148,113
3.60%, 03/01/35 (a)	100,000	88,175
4.50%, 05/15/36 (a)	150,000	142,408
6.15%, 09/01/36	100,000	109,422
5.72%, 06/01/40	100,000	105,900
4.07%, 12/15/42	200,000	173,858
3.80%, 03/01/45 (a)	150,000	122,892
4.70%, 05/15/46 (a)	250,000	234,700
2.80%, 06/15/50 (a)	150,000	101,298
4.09%, 09/15/52 (a)	188,000	158,775
4.15%, 06/15/53 (a)	150,000	126,813
5.70%, 11/15/54 (a)	150,000	161,032
5.20%, 02/15/55 (a)	150,000	149,385
4.30%, 06/15/62 (a)	150,000	127,280
5.90%, 11/15/63 (a)	150,000	165,100
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	50,000	46,984
3.50%, 12/15/27 (a)	50,000	46,800
2.50%, 03/15/30 (a)	100,000	84,104
2.40%, 07/15/31 (a)	200,000	161,842
4.25%, 12/15/47 (a)	100,000	81,320
3.20%, 07/15/51 (a)	150,000	100,850
Masco Corp.
2.00%, 10/01/30 (a)	250,000	197,860
2.00%, 02/15/31 (a)	125,000	98,815
4.50%, 05/15/47 (a)	100,000	78,675
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	160,000	143,986
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	350,000	338,331
3.20%, 02/01/27 (a)	100,000	94,441
3.25%, 01/15/28 (a)	400,000	372,820
4.40%, 05/01/30 (a)	150,000	144,355
4.70%, 03/15/33 (a)	150,000	145,410
5.15%, 05/01/40 (a)	100,000	96,158
5.05%, 11/15/40	100,000	94,842
4.75%, 06/01/43	150,000	136,500
4.03%, 10/15/47 (a)	400,000	329,512
5.25%, 05/01/50 (a)	200,000	196,700
4.95%, 03/15/53 (a)	150,000	140,703
nVent Finance Sarl
4.55%, 04/15/28 (a)	150,000	142,078
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	88,122
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	200,000	189,586
2.29%, 04/05/27 (a)	100,000	90,917
5.25%, 08/16/28 (a)	100,000	100,722
2.57%, 02/15/30 (a)	250,000	213,942
3.11%, 02/15/40 (a)	225,000	169,569
3.36%, 02/15/50 (a)	125,000	90,064
See financial notes
Schwab Taxable Bond Funds | Annual Report39

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Owens Corning
4.20%, 12/01/24 (a)	150,000	147,129
3.95%, 08/15/29 (a)	200,000	186,314
3.88%, 06/01/30 (a)	100,000	91,072
4.30%, 07/15/47 (a)	100,000	80,400
4.40%, 01/30/48 (a)	100,000	81,257
Parker-Hannifin Corp.
3.30%, 11/21/24 (a)	100,000	97,373
3.25%, 03/01/27 (a)	150,000	141,204
4.25%, 09/15/27 (a)	200,000	194,274
3.25%, 06/14/29 (a)	150,000	135,756
4.50%, 09/15/29 (a)	200,000	193,512
4.20%, 11/21/34 (a)	150,000	136,068
6.25%, 05/15/38	50,000	52,863
4.45%, 11/21/44 (a)	100,000	86,460
4.10%, 03/01/47 (a)	100,000	82,542
4.00%, 06/14/49 (a)	100,000	81,199
Pentair Finance Sarl
4.50%, 07/01/29 (a)	75,000	70,182
5.90%, 07/15/32 (a)	50,000	50,643
Precision Castparts Corp.
3.25%, 06/15/25 (a)	100,000	96,872
3.90%, 01/15/43 (a)	100,000	83,046
4.38%, 06/15/45 (a)	100,000	86,824
Raytheon Technologies Corp.
3.95%, 08/16/25 (a)	250,000	243,230
5.00%, 02/27/26 (a)	150,000	149,409
2.65%, 11/01/26 (a)	150,000	139,218
3.50%, 03/15/27 (a)	250,000	236,257
3.13%, 05/04/27 (a)	200,000	186,490
4.13%, 11/16/28 (a)	600,000	572,922
7.50%, 09/15/29	100,000	111,840
2.25%, 07/01/30 (a)	150,000	124,614
1.90%, 09/01/31 (a)	200,000	156,816
2.38%, 03/15/32 (a)	200,000	161,010
5.15%, 02/27/33 (a)	200,000	197,760
6.05%, 06/01/36	100,000	104,765
6.13%, 07/15/38	100,000	104,786
4.45%, 11/16/38 (a)	200,000	177,386
5.70%, 04/15/40	100,000	100,379
4.88%, 10/15/40 (c)	50,000	45,696
4.70%, 12/15/41	100,000	89,197
4.50%, 06/01/42	600,000	524,142
4.80%, 12/15/43 (a)	50,000	44,470
4.15%, 05/15/45 (a)	100,000	81,440
3.75%, 11/01/46 (a)	150,000	114,114
4.35%, 04/15/47 (a)	150,000	126,284
4.05%, 05/04/47 (a)	100,000	80,718
4.63%, 11/16/48 (a)	350,000	308,248
3.13%, 07/01/50 (a)	200,000	135,816
2.82%, 09/01/51 (a)	200,000	125,246
3.03%, 03/15/52 (a)	200,000	131,502
5.38%, 02/27/53 (a)	200,000	195,092
Regal Rexnord Corp.
6.05%, 02/15/26 (c)	200,000	198,994
6.05%, 04/15/28 (a)(c)	200,000	198,080
6.30%, 02/15/30 (a)(c)	200,000	199,168
6.40%, 04/15/33 (a)(c)	250,000	247,722
Republic Services, Inc.
0.88%, 11/15/25 (a)	200,000	181,262
2.90%, 07/01/26 (a)	200,000	188,064
3.38%, 11/15/27 (a)	150,000	139,656
3.95%, 05/15/28 (a)	100,000	95,093
4.88%, 04/01/29 (a)	300,000	296,025
2.30%, 03/01/30 (a)	200,000	169,442
1.45%, 02/15/31 (a)	250,000	193,555
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 04/01/34 (a)	150,000	147,420
3.05%, 03/01/50 (a)	100,000	68,319
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	93,838
1.75%, 08/15/31 (a)	100,000	79,589
4.20%, 03/01/49 (a)	100,000	86,775
2.80%, 08/15/61 (a)	100,000	61,997
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	84,321
3.10%, 05/01/50 (a)	100,000	70,875
Sonoco Products Co.
3.13%, 05/01/30 (a)	200,000	172,834
5.75%, 11/01/40 (a)	150,000	146,412
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	150,000	142,581
4.25%, 11/15/28 (a)	250,000	237,775
2.30%, 03/15/30 (a)	200,000	165,862
5.20%, 09/01/40	100,000	91,489
4.85%, 11/15/48 (a)	150,000	127,754
2.75%, 11/15/50 (a)	100,000	58,382
4.00%, 03/15/60 (a)(b)	100,000	79,306
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	500,000	436,420
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	96,572
3.38%, 03/01/28 (a)	100,000	91,607
3.00%, 06/01/30 (a)	100,000	86,712
2.45%, 03/15/31 (a)	250,000	205,447
The Boeing Co.
4.88%, 05/01/25 (a)	600,000	591,804
2.60%, 10/30/25 (a)	50,000	46,916
2.75%, 02/01/26 (a)	250,000	234,600
2.20%, 02/04/26 (a)	950,000	876,878
3.10%, 05/01/26 (a)	150,000	141,292
2.25%, 06/15/26 (a)	50,000	45,833
2.70%, 02/01/27 (a)	200,000	182,980
2.80%, 03/01/27 (a)	100,000	91,407
5.04%, 05/01/27 (a)	300,000	296,778
3.25%, 02/01/28 (a)	250,000	229,260
3.45%, 11/01/28 (a)	150,000	137,561
3.20%, 03/01/29 (a)	150,000	134,945
2.95%, 02/01/30 (a)	150,000	130,037
5.15%, 05/01/30 (a)	800,000	787,592
3.63%, 02/01/31 (a)	250,000	223,315
3.60%, 05/01/34 (a)	100,000	84,783
3.25%, 02/01/35 (a)	150,000	120,618
6.63%, 02/15/38	100,000	105,357
3.55%, 03/01/38 (a)	100,000	76,794
3.50%, 03/01/39 (a)	150,000	113,016
6.88%, 03/15/39	80,000	88,194
5.88%, 02/15/40	100,000	99,703
5.71%, 05/01/40 (a)	550,000	535,111
3.65%, 03/01/47 (a)	50,000	35,212
3.63%, 03/01/48 (a)	50,000	34,990
3.85%, 11/01/48 (a)	100,000	73,018
3.90%, 05/01/49 (a)	100,000	74,916
3.75%, 02/01/50 (a)	175,000	127,726
5.81%, 05/01/50 (a)	1,000,000	974,270
3.83%, 03/01/59 (a)	100,000	68,994
3.95%, 08/01/59 (a)	150,000	107,357
5.93%, 05/01/60 (a)	600,000	580,428
The Timken Co.
4.50%, 12/15/28 (a)	100,000	94,898
4.13%, 04/01/32 (a)	100,000	89,346
Trane Technologies Financing Ltd.
5.25%, 03/03/33 (a)	100,000	100,012
See financial notes
40Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trane Technologies Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	100,000	93,929
5.75%, 06/15/43	100,000	99,988
4.30%, 02/21/48 (a)	150,000	124,469
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	150,000	146,704
3.50%, 03/21/26 (a)	50,000	47,907
3.80%, 03/21/29 (a)	100,000	93,443
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	85,780
Vontier Corp.
1.80%, 04/01/26 (a)	200,000	180,018
2.95%, 04/01/31 (a)	100,000	79,356
Vulcan Materials Co.
3.90%, 04/01/27 (a)	250,000	239,535
3.50%, 06/01/30 (a)	50,000	44,844
4.50%, 06/15/47 (a)	150,000	128,121
4.70%, 03/01/48 (a)	100,000	87,635
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	96,218
3.50%, 05/01/29 (a)	100,000	92,333
2.60%, 02/01/30 (a)	150,000	129,264
3.20%, 06/01/32 (a)	100,000	85,975
4.20%, 01/15/33 (a)	50,000	46,206
3.05%, 04/01/50 (a)	100,000	67,893
2.95%, 01/15/52 (a)	200,000	131,304
Waste Management, Inc.
3.13%, 03/01/25 (a)	250,000	242,277
0.75%, 11/15/25 (a)	100,000	90,935
3.15%, 11/15/27 (a)	200,000	186,574
1.15%, 03/15/28 (a)	100,000	84,537
1.50%, 03/15/31 (a)	150,000	117,020
4.15%, 04/15/32 (a)	200,000	187,676
4.88%, 02/15/34 (a)	250,000	244,225
4.10%, 03/01/45 (a)	112,000	93,912
4.15%, 07/15/49 (a)	100,000	84,550
2.50%, 11/15/50 (a)	250,000	153,475
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	100,000	95,456
3.45%, 11/15/26 (a)	100,000	94,150
4.95%, 09/15/28 (a)(e)	250,000	241,290
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	95,070
4.60%, 06/15/45 (a)	100,000	91,943
4.20%, 05/15/47 (a)	200,000	173,870
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	94,236
1.95%, 01/30/28 (a)	100,000	87,872
2.25%, 01/30/31 (a)	150,000	123,363
		57,890,185
Communications 2.1%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	150,000	143,363
1.35%, 09/15/30 (a)	100,000	79,915
4.50%, 06/15/47 (a)	100,000	92,086
2.50%, 09/15/50 (a)	250,000	159,250
America Movil, S.A.B. de CV
3.63%, 04/22/29 (a)	200,000	183,320
2.88%, 05/07/30 (a)	200,000	172,810
4.70%, 07/21/32 (a)	200,000	190,792
6.38%, 03/01/35	200,000	215,696
6.13%, 03/30/40	230,000	239,044
4.38%, 07/16/42	200,000	170,216
4.38%, 04/22/49 (a)	200,000	169,368
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Tower Corp.
2.95%, 01/15/25 (a)	150,000	144,324
2.40%, 03/15/25 (a)	250,000	237,560
4.00%, 06/01/25 (a)	150,000	145,553
4.40%, 02/15/26 (a)	100,000	97,357
1.60%, 04/15/26 (a)	150,000	135,581
1.45%, 09/15/26 (a)	50,000	44,329
3.38%, 10/15/26 (a)	150,000	140,657
2.75%, 01/15/27 (a)	150,000	137,126
3.13%, 01/15/27 (a)	130,000	119,835
3.65%, 03/15/27 (a)	150,000	140,871
3.55%, 07/15/27 (a)	200,000	185,516
3.60%, 01/15/28 (a)	100,000	92,333
1.50%, 01/31/28 (a)	100,000	84,022
5.25%, 07/15/28 (a)	200,000	197,094
3.95%, 03/15/29 (a)	100,000	92,088
3.80%, 08/15/29 (a)	250,000	227,522
2.90%, 01/15/30 (a)	150,000	128,010
1.88%, 10/15/30 (a)	150,000	116,918
2.30%, 09/15/31 (a)	200,000	156,586
4.05%, 03/15/32 (a)	150,000	133,925
5.55%, 07/15/33 (a)	200,000	198,144
3.70%, 10/15/49 (a)	100,000	69,827
3.10%, 06/15/50 (a)	200,000	125,224
2.95%, 01/15/51 (a)	250,000	151,350
AT&T, Inc.
3.88%, 01/15/26 (a)	300,000	289,269
1.70%, 03/25/26 (a)	550,000	501,534
2.95%, 07/15/26 (a)	100,000	93,396
3.80%, 02/15/27 (a)	150,000	142,719
4.25%, 03/01/27 (a)	200,000	192,830
2.30%, 06/01/27 (a)	500,000	447,875
1.65%, 02/01/28 (a)	400,000	342,136
4.10%, 02/15/28 (a)	327,000	310,493
4.35%, 03/01/29 (a)	600,000	567,834
4.30%, 02/15/30 (a)	547,000	510,072
2.75%, 06/01/31 (a)	550,000	454,256
2.25%, 02/01/32 (a)	450,000	351,265
2.55%, 12/01/33 (a)	707,000	539,844
5.40%, 02/15/34 (a)	450,000	437,251
4.50%, 05/15/35 (a)	550,000	488,796
5.25%, 03/01/37 (a)	150,000	142,299
4.90%, 08/15/37 (a)	150,000	135,917
4.85%, 03/01/39 (a)	200,000	177,838
6.00%, 08/15/40 (a)	50,000	50,261
5.35%, 09/01/40	150,000	139,965
3.50%, 06/01/41 (a)	450,000	330,304
5.55%, 08/15/41	150,000	141,830
5.15%, 03/15/42	50,000	45,367
4.30%, 12/15/42 (a)	200,000	162,246
3.10%, 02/01/43 (a)	100,000	69,832
4.65%, 06/01/44 (a)	100,000	82,877
4.35%, 06/15/45 (a)	300,000	237,105
4.75%, 05/15/46 (a)	300,000	250,347
5.15%, 11/15/46 (a)	150,000	132,245
5.65%, 02/15/47 (a)	150,000	144,132
5.45%, 03/01/47 (a)	150,000	139,161
4.50%, 03/09/48 (a)	350,000	279,601
4.55%, 03/09/49 (a)	200,000	160,912
5.15%, 02/15/50 (a)	150,000	132,573
3.65%, 06/01/51 (a)	500,000	343,160
3.30%, 02/01/52 (a)	150,000	97,799
3.50%, 09/15/53 (a)	1,235,000	813,865
3.55%, 09/15/55 (a)	1,273,000	831,524
3.80%, 12/01/57 (a)	1,161,000	784,128
3.65%, 09/15/59 (a)	1,174,000	761,292
3.85%, 06/01/60 (a)	300,000	204,546
3.50%, 02/01/61 (a)	100,000	64,577
See financial notes
Schwab Taxable Bond Funds | Annual Report41

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
British Telecommunications PLC
5.13%, 12/04/28 (a)	250,000	244,900
9.63%, 12/15/30 (e)	450,000	548,401
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	800,000	786,200
3.75%, 02/15/28 (a)	200,000	182,952
4.20%, 03/15/28 (a)	200,000	186,360
2.25%, 01/15/29 (a)	200,000	166,110
5.05%, 03/30/29 (a)	200,000	190,474
2.80%, 04/01/31 (a)	300,000	241,806
2.30%, 02/01/32 (a)	200,000	151,086
4.40%, 04/01/33 (a)	150,000	132,125
6.38%, 10/23/35 (a)	330,000	320,321
5.38%, 04/01/38 (a)	150,000	127,062
3.50%, 06/01/41 (a)	300,000	198,648
3.50%, 03/01/42 (a)	300,000	196,314
6.48%, 10/23/45 (a)	650,000	597,844
5.38%, 05/01/47 (a)	450,000	359,748
5.75%, 04/01/48 (a)	400,000	337,456
5.13%, 07/01/49 (a)	200,000	154,260
4.80%, 03/01/50 (a)	500,000	369,900
3.70%, 04/01/51 (a)	400,000	248,600
3.90%, 06/01/52 (a)	400,000	256,024
5.25%, 04/01/53 (a)	250,000	198,162
6.83%, 10/23/55 (a)	100,000	93,334
3.85%, 04/01/61 (a)	300,000	179,508
4.40%, 12/01/61 (a)	250,000	164,790
3.95%, 06/30/62 (a)	250,000	151,037
5.50%, 04/01/63 (a)	200,000	157,574
Comcast Corp.
3.38%, 08/15/25 (a)	150,000	145,014
3.95%, 10/15/25 (a)	500,000	487,145
5.25%, 11/07/25	150,000	150,295
3.15%, 03/01/26 (a)	450,000	429,840
2.35%, 01/15/27 (a)	300,000	275,172
3.30%, 02/01/27 (a)	300,000	283,839
3.30%, 04/01/27 (a)	200,000	188,782
5.35%, 11/15/27 (a)	150,000	152,241
3.15%, 02/15/28 (a)	350,000	324,961
3.55%, 05/01/28 (a)	200,000	188,980
4.15%, 10/15/28 (a)	750,000	723,457
4.55%, 01/15/29 (a)	200,000	196,064
2.65%, 02/01/30 (a)	300,000	260,913
3.40%, 04/01/30 (a)	250,000	227,865
4.25%, 10/15/30 (a)	350,000	333,095
1.95%, 01/15/31 (a)	300,000	242,871
1.50%, 02/15/31 (a)	300,000	234,972
5.50%, 11/15/32 (a)	200,000	205,204
4.25%, 01/15/33	250,000	234,815
4.65%, 02/15/33 (a)	200,000	195,228
7.05%, 03/15/33	150,000	171,016
4.80%, 05/15/33 (a)	200,000	195,628
4.20%, 08/15/34 (a)	250,000	228,532
5.65%, 06/15/35	100,000	103,649
4.40%, 08/15/35 (a)	100,000	92,634
6.50%, 11/15/35	145,000	160,688
3.20%, 07/15/36 (a)	100,000	80,955
6.45%, 03/15/37	100,000	109,376
3.90%, 03/01/38 (a)	250,000	213,235
4.60%, 10/15/38 (a)	200,000	183,962
6.55%, 07/01/39	50,000	55,039
3.25%, 11/01/39 (a)	200,000	154,236
3.75%, 04/01/40 (a)	275,000	226,435
4.65%, 07/15/42	100,000	89,840
4.75%, 03/01/44	50,000	45,026
4.60%, 08/15/45 (a)	100,000	87,831
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 07/15/46 (a)	200,000	146,522
4.00%, 08/15/47 (a)	100,000	80,292
3.97%, 11/01/47 (a)	400,000	321,156
4.00%, 03/01/48 (a)	200,000	161,004
4.70%, 10/15/48 (a)	375,000	340,129
4.00%, 11/01/49 (a)	400,000	319,416
3.45%, 02/01/50 (a)	300,000	219,192
2.80%, 01/15/51 (a)	350,000	221,980
2.89%, 11/01/51 (a)	894,000	573,126
2.45%, 08/15/52 (a)	300,000	175,974
4.05%, 11/01/52 (a)	202,000	161,697
5.35%, 05/15/53 (a)	350,000	342,818
2.94%, 11/01/56 (a)	1,001,000	623,233
4.95%, 10/15/58 (a)	150,000	138,734
2.65%, 08/15/62 (a)	200,000	114,728
2.99%, 11/01/63 (a)	789,000	477,795
5.50%, 05/15/64 (a)	250,000	244,362
Crown Castle International Corp.
3.20%, 09/01/24 (a)	200,000	194,852
1.35%, 07/15/25 (a)	200,000	184,718
4.45%, 02/15/26 (a)	195,000	190,100
3.70%, 06/15/26 (a)	100,000	95,296
1.05%, 07/15/26 (a)	150,000	132,431
2.90%, 03/15/27 (a)	200,000	183,684
3.65%, 09/01/27 (a)	200,000	186,452
3.80%, 02/15/28 (a)	150,000	139,635
4.30%, 02/15/29 (a)	100,000	94,105
3.10%, 11/15/29 (a)	100,000	87,159
3.30%, 07/01/30 (a)	150,000	130,604
2.25%, 01/15/31 (a)	200,000	160,654
2.10%, 04/01/31 (a)	200,000	157,780
2.50%, 07/15/31 (a)	150,000	121,044
2.90%, 04/01/41 (a)	250,000	168,632
4.75%, 05/15/47 (a)	100,000	82,868
5.20%, 02/15/49 (a)	50,000	44,436
4.15%, 07/01/50 (a)	50,000	37,879
3.25%, 01/15/51 (a)	200,000	130,158
Crown Castle, Inc.
4.80%, 09/01/28 (a)	200,000	194,366
5.10%, 05/01/33 (a)	150,000	144,383
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e)	600,000	706,194
9.25%, 06/01/32	150,000	188,799
Discovery Communications LLC
3.90%, 11/15/24 (a)	50,000	48,737
3.95%, 06/15/25 (a)	250,000	242,100
4.90%, 03/11/26 (a)	100,000	98,329
3.95%, 03/20/28 (a)	250,000	232,702
4.13%, 05/15/29 (a)	150,000	137,768
3.63%, 05/15/30 (a)	150,000	131,778
5.00%, 09/20/37 (a)	150,000	128,243
6.35%, 06/01/40	150,000	143,921
4.88%, 04/01/43	50,000	39,822
5.20%, 09/20/47 (a)	260,000	210,766
5.30%, 05/15/49 (a)	150,000	122,517
4.65%, 05/15/50 (a)	150,000	112,305
4.00%, 09/15/55 (a)	357,000	233,057
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	100,000	80,033
2.95%, 02/15/51 (a)	200,000	129,454
Fox Corp.
3.05%, 04/07/25 (a)	100,000	96,205
4.71%, 01/25/29 (a)	400,000	385,904
3.50%, 04/08/30 (a)	100,000	89,402
5.48%, 01/25/39 (a)	200,000	181,432
5.58%, 01/25/49 (a)	250,000	223,222
See financial notes
42Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Grupo Televisa S.A.B.
6.63%, 01/15/40	200,000	205,160
5.00%, 05/13/45 (a)	300,000	250,869
6.13%, 01/31/46 (a)	200,000	193,634
Koninklijke KPN N.V.
8.38%, 10/01/30	100,000	113,845
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	450,000	428,940
4.60%, 05/15/28 (a)	250,000	247,827
4.80%, 05/15/30 (a)	200,000	199,206
3.85%, 08/15/32 (a)	500,000	459,235
4.95%, 05/15/33 (a)	300,000	298,572
4.45%, 08/15/52 (a)	500,000	424,545
5.60%, 05/15/53 (a)	500,000	502,250
4.65%, 08/15/62 (a)	250,000	212,775
5.75%, 05/15/63 (a)	300,000	303,039
NBCUniversal Media LLC
5.95%, 04/01/41	100,000	104,778
4.45%, 01/15/43	130,000	113,798
Netflix, Inc.
5.88%, 02/15/25	150,000	150,763
4.38%, 11/15/26	175,000	170,275
4.88%, 04/15/28	275,000	271,213
5.88%, 11/15/28	325,000	334,513
6.38%, 05/15/29	125,000	131,746
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	82,966
4.20%, 06/01/30 (a)	100,000	92,429
2.60%, 08/01/31 (a)	200,000	163,780
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	150,000	146,531
3.60%, 04/15/26 (a)	250,000	239,277
Orange S.A.
9.00%, 03/01/31	400,000	485,472
5.38%, 01/13/42	150,000	144,107
5.50%, 02/06/44 (a)	150,000	146,607
Paramount Global
3.70%, 06/01/28 (a)	100,000	89,676
Rogers Communications, Inc.
2.95%, 03/15/25 (a)	200,000	190,922
3.63%, 12/15/25 (a)	150,000	142,877
2.90%, 11/15/26 (a)	150,000	138,240
3.20%, 03/15/27 (a)	250,000	231,110
3.80%, 03/15/32 (a)	200,000	171,052
7.50%, 08/15/38	50,000	54,098
4.50%, 03/15/42 (a)	150,000	120,990
4.50%, 03/15/43 (a)	100,000	79,984
5.45%, 10/01/43 (a)	100,000	89,572
5.00%, 03/15/44 (a)	180,000	153,317
4.30%, 02/15/48 (a)	100,000	74,851
4.35%, 05/01/49 (a)	250,000	189,452
3.70%, 11/15/49 (a)	150,000	102,059
4.55%, 03/15/52 (a)	375,000	290,696
Sprint Capital Corp.
6.88%, 11/15/28	500,000	528,585
8.75%, 03/15/32	500,000	596,380
Sprint LLC
7.63%, 02/15/25 (a)	250,000	255,067
7.63%, 03/01/26 (a)	250,000	259,297
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	200,000	193,436
3.70%, 04/14/27 (a)	150,000	142,151
4.00%, 04/14/32 (a)	150,000	134,964
TCI Communications, Inc.
7.13%, 02/15/28	30,000	32,275
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Telefonica Emisiones S.A.
4.10%, 03/08/27	300,000	285,681
7.05%, 06/20/36	365,000	389,794
4.67%, 03/06/38	150,000	124,304
5.21%, 03/08/47	500,000	419,550
4.90%, 03/06/48	150,000	119,894
5.52%, 03/01/49 (a)	300,000	262,122
Telefonica Europe BV
8.25%, 09/15/30	100,000	114,203
TELUS Corp.
3.70%, 09/15/27 (a)	350,000	329,304
4.60%, 11/16/48 (a)	100,000	82,736
4.30%, 06/15/49 (a)	150,000	117,071
The Bell Telephone Co. of Canada
2.15%, 02/15/32 (a)	100,000	78,773
5.10%, 05/11/33 (a)	100,000	96,560
4.46%, 04/01/48 (a)	200,000	164,430
4.30%, 07/29/49 (a)	100,000	79,928
3.65%, 03/17/51 (a)	100,000	71,977
3.20%, 02/15/52 (a)	125,000	82,244
3.65%, 08/15/52 (a)	150,000	107,277
The Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	95,721
4.75%, 03/30/30 (a)	100,000	95,465
2.40%, 03/01/31 (a)	100,000	80,837
3.38%, 03/01/41 (a)	100,000	70,649
5.40%, 10/01/48 (a)	100,000	91,139
The Walt Disney Co.
3.35%, 03/24/25	250,000	242,710
3.70%, 10/15/25 (a)	200,000	194,248
1.75%, 01/13/26	300,000	277,677
3.70%, 03/23/27	250,000	241,007
2.20%, 01/13/28	200,000	180,232
2.00%, 09/01/29 (a)	400,000	339,408
3.80%, 03/22/30	200,000	187,260
2.65%, 01/13/31	450,000	385,650
6.55%, 03/15/33	100,000	110,602
6.20%, 12/15/34	150,000	162,771
6.40%, 12/15/35	230,000	252,204
6.15%, 03/01/37	50,000	52,925
6.65%, 11/15/37	200,000	225,498
4.63%, 03/23/40 (a)	200,000	185,772
3.50%, 05/13/40 (a)	350,000	280,815
5.40%, 10/01/43	50,000	49,825
4.75%, 09/15/44 (a)	150,000	137,406
4.95%, 10/15/45 (a)	100,000	92,657
4.75%, 11/15/46 (a)	100,000	90,969
2.75%, 09/01/49 (a)	350,000	225,169
4.70%, 03/23/50 (a)(f)	300,000	273,585
3.60%, 01/13/51 (a)	450,000	338,598
3.80%, 05/13/60 (a)	250,000	188,897
Time Warner Cable LLC
6.55%, 05/01/37	150,000	142,644
7.30%, 07/01/38	300,000	303,564
6.75%, 06/15/39	250,000	241,955
5.88%, 11/15/40 (a)	224,000	194,316
5.50%, 09/01/41 (a)	250,000	205,605
4.50%, 09/15/42 (a)	200,000	146,318
Time Warner Entertainment Co. LP
8.38%, 07/15/33	200,000	222,938
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	500,000	483,605
1.50%, 02/15/26 (a)	250,000	227,750
2.25%, 02/15/26 (a)	300,000	277,725
2.63%, 04/15/26 (a)	250,000	232,407
3.75%, 04/15/27 (a)	750,000	710,760
See financial notes
Schwab Taxable Bond Funds | Annual Report43

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 02/01/28 (a)	300,000	291,783
2.05%, 02/15/28 (a)	300,000	262,011
4.95%, 03/15/28 (a)	150,000	147,957
4.80%, 07/15/28 (a)	150,000	146,727
2.63%, 02/15/29 (a)	150,000	130,053
2.40%, 03/15/29 (a)	100,000	86,050
3.38%, 04/15/29 (a)	400,000	358,956
3.88%, 04/15/30 (a)	1,300,000	1,185,496
2.55%, 02/15/31 (a)	500,000	412,250
2.88%, 02/15/31 (a)	200,000	168,390
3.50%, 04/15/31 (a)	400,000	349,384
2.25%, 11/15/31 (a)	100,000	79,444
2.70%, 03/15/32 (a)	200,000	162,748
5.20%, 01/15/33 (a)	300,000	294,186
5.05%, 07/15/33 (a)	450,000	434,587
4.38%, 04/15/40 (a)	350,000	301,014
3.00%, 02/15/41 (a)	450,000	317,790
4.50%, 04/15/50 (a)	500,000	413,610
3.30%, 02/15/51 (a)	550,000	369,671
3.40%, 10/15/52 (a)	500,000	339,160
5.65%, 01/15/53 (a)	300,000	292,920
5.75%, 01/15/54 (a)	200,000	197,878
3.60%, 11/15/60 (a)	300,000	201,297
5.80%, 09/15/62 (a)	100,000	97,251
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	150,000	144,048
3.00%, 02/13/26	150,000	142,877
1.85%, 07/30/26	150,000	137,457
2.95%, 06/15/27	200,000	187,626
7.00%, 03/01/32	100,000	112,283
4.38%, 08/16/41	100,000	87,450
4.13%, 12/01/41	150,000	127,976
4.13%, 06/01/44	250,000	210,472
3.00%, 07/30/46	100,000	68,746
Verizon Communications, Inc.
3.50%, 11/01/24 (a)	130,000	127,030
3.38%, 02/15/25	100,000	97,016
0.85%, 11/20/25 (a)	300,000	272,109
1.45%, 03/20/26 (a)	350,000	317,572
2.63%, 08/15/26	400,000	372,616
4.13%, 03/16/27	550,000	529,974
3.00%, 03/22/27 (a)	150,000	139,493
2.10%, 03/22/28 (a)	500,000	437,140
4.33%, 09/21/28	800,000	766,432
3.88%, 02/08/29 (a)	200,000	186,858
4.02%, 12/03/29 (a)	700,000	650,566
3.15%, 03/22/30 (a)	250,000	219,372
1.50%, 09/18/30 (a)	250,000	195,382
1.68%, 10/30/30 (a)	117,000	91,572
7.75%, 12/01/30	202,000	231,310
1.75%, 01/20/31 (a)	400,000	311,352
2.55%, 03/21/31 (a)	800,000	658,816
2.36%, 03/15/32 (a)	813,000	643,408
5.05%, 05/09/33 (a)	150,000	145,629
4.50%, 08/10/33	400,000	369,796
6.40%, 09/15/33	200,000	210,490
4.40%, 11/01/34 (a)	330,000	298,884
4.27%, 01/15/36	305,000	270,852
5.25%, 03/16/37	200,000	194,930
4.81%, 03/15/39	200,000	181,738
2.65%, 11/20/40 (a)	500,000	333,835
3.40%, 03/22/41 (a)	650,000	483,067
2.85%, 09/03/41 (a)	250,000	170,820
3.85%, 11/01/42 (a)	200,000	155,524
6.55%, 09/15/43	100,000	111,864
4.13%, 08/15/46	200,000	159,246
4.86%, 08/21/46	400,000	352,532
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.52%, 09/15/48	250,000	210,405
5.01%, 04/15/49	150,000	138,005
4.00%, 03/22/50 (a)	250,000	191,532
2.88%, 11/20/50 (a)	500,000	307,345
3.55%, 03/22/51 (a)	825,000	577,310
3.88%, 03/01/52 (a)	150,000	112,461
5.01%, 08/21/54	100,000	89,030
4.67%, 03/15/55	100,000	84,391
2.99%, 10/30/56 (a)	550,000	328,817
3.00%, 11/20/60 (a)	350,000	205,733
3.70%, 03/22/61 (a)	650,000	443,202
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	89,000	87,238
2.90%, 01/15/27 (a)	150,000	135,252
3.38%, 02/15/28 (a)	250,000	222,020
4.20%, 06/01/29 (a)	100,000	89,422
7.88%, 07/30/30	50,000	52,967
4.95%, 01/15/31 (a)	300,000	268,140
4.20%, 05/19/32 (a)	150,000	124,976
6.88%, 04/30/36	150,000	144,561
5.90%, 10/15/40 (a)	100,000	83,772
4.38%, 03/15/43	250,000	172,585
5.85%, 09/01/43 (a)	250,000	207,100
5.25%, 04/01/44 (a)	100,000	75,100
4.90%, 08/15/44 (a)	95,000	67,904
4.60%, 01/15/45 (a)	130,000	90,273
4.95%, 05/19/50 (a)	200,000	146,380
Vodafone Group PLC
4.13%, 05/30/25	250,000	244,402
7.88%, 02/15/30	150,000	169,131
6.15%, 02/27/37	300,000	307,464
5.00%, 05/30/38	200,000	186,264
4.38%, 02/19/43	250,000	204,010
5.25%, 05/30/48	300,000	271,110
4.88%, 06/19/49	350,000	297,146
4.25%, 09/17/50	250,000	192,800
5.63%, 02/10/53 (a)	150,000	141,912
5.13%, 06/19/59	100,000	85,526
5.75%, 02/10/63 (a)	100,000	93,060
Warnermedia Holdings, Inc.
3.64%, 03/15/25	500,000	483,850
3.79%, 03/15/25 (a)	100,000	96,739
3.76%, 03/15/27 (a)	700,000	656,621
4.05%, 03/15/29 (a)	250,000	230,070
4.28%, 03/15/32 (a)	900,000	794,709
5.05%, 03/15/42 (a)	900,000	741,726
5.14%, 03/15/52 (a)	1,200,000	957,780
5.39%, 03/15/62 (a)	450,000	357,556
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	156,816
WPP Finance 2010
3.75%, 09/19/24	100,000	97,256
		95,461,776
Consumer Cyclical 1.7%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	100,000	84,441
3.90%, 04/15/30 (a)	100,000	86,638
3.50%, 03/15/32 (a)	50,000	40,246
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	200,000	194,874
3.40%, 12/06/27 (a)	500,000	464,835
2.13%, 02/09/31 (a)	200,000	160,402
4.00%, 12/06/37 (a)	200,000	162,774
2.70%, 02/09/41 (a)	250,000	159,685
4.20%, 12/06/47 (a)	400,000	299,016
See financial notes
44Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.15%, 02/09/51 (a)	300,000	182,088
4.40%, 12/06/57 (a)	200,000	148,214
3.25%, 02/09/61 (a)	200,000	115,808
Amazon.com, Inc.
4.70%, 11/29/24	250,000	248,360
3.80%, 12/05/24 (a)	195,000	191,504
3.00%, 04/13/25	250,000	242,175
0.80%, 06/03/25 (a)	250,000	232,210
4.60%, 12/01/25	250,000	248,292
5.20%, 12/03/25 (a)	200,000	200,726
1.00%, 05/12/26 (a)	600,000	542,400
3.30%, 04/13/27 (a)	400,000	381,008
1.20%, 06/03/27 (a)	200,000	176,208
3.15%, 08/22/27 (a)	600,000	564,726
4.55%, 12/01/27 (a)	350,000	348,775
1.65%, 05/12/28 (a)	400,000	349,732
3.45%, 04/13/29 (a)	250,000	235,392
4.65%, 12/01/29 (a)	300,000	299,070
1.50%, 06/03/30 (a)	400,000	325,476
2.10%, 05/12/31 (a)	525,000	435,928
3.60%, 04/13/32 (a)	500,000	460,125
4.70%, 12/01/32 (a)	400,000	397,664
4.80%, 12/05/34 (a)	150,000	150,801
3.88%, 08/22/37 (a)	500,000	451,205
2.88%, 05/12/41 (a)	200,000	149,968
4.95%, 12/05/44 (a)	280,000	276,674
4.05%, 08/22/47 (a)	600,000	518,994
2.50%, 06/03/50 (a)	400,000	255,280
3.10%, 05/12/51 (a)	600,000	428,958
3.95%, 04/13/52 (a)	450,000	375,795
4.25%, 08/22/57 (a)	400,000	346,868
2.70%, 06/03/60 (a)	400,000	246,688
3.25%, 05/12/61 (a)	300,000	208,668
4.10%, 04/13/62 (a)	200,000	165,964
American Honda Finance Corp.
2.15%, 09/10/24	250,000	241,377
1.50%, 01/13/25	250,000	237,170
4.60%, 04/17/25	250,000	246,845
1.20%, 07/08/25	250,000	231,822
1.00%, 09/10/25	250,000	229,207
5.25%, 07/07/26	200,000	200,394
2.30%, 09/09/26	200,000	183,934
2.35%, 01/08/27	50,000	45,795
3.50%, 02/15/28	100,000	93,932
2.00%, 03/24/28	250,000	218,930
5.13%, 07/07/28	200,000	200,272
4.60%, 04/17/30	200,000	194,764
Aptiv PLC
4.35%, 03/15/29 (a)	100,000	96,557
3.25%, 03/01/32 (a)	200,000	169,680
5.40%, 03/15/49 (a)	100,000	87,981
3.10%, 12/01/51 (a)	250,000	152,785
4.15%, 05/01/52 (a)	200,000	149,142
AutoNation, Inc.
3.50%, 11/15/24 (a)	150,000	145,334
4.75%, 06/01/30 (a)	100,000	93,214
2.40%, 08/01/31 (a)	100,000	77,046
3.85%, 03/01/32 (a)	150,000	127,094
AutoZone, Inc.
3.25%, 04/15/25 (a)	200,000	192,942
5.05%, 07/15/26	100,000	99,429
4.50%, 02/01/28 (a)	100,000	97,369
3.75%, 04/18/29 (a)	150,000	138,347
4.00%, 04/15/30 (a)	150,000	138,974
1.65%, 01/15/31 (a)	150,000	116,637
4.75%, 08/01/32 (a)	150,000	143,565
4.75%, 02/01/33 (a)	100,000	94,834
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	96,820
1.95%, 10/01/30 (a)	150,000	120,345
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	98,626
3.88%, 08/15/30 (a)	150,000	132,605
Booking Holdings, Inc.
3.65%, 03/15/25 (a)	100,000	97,556
3.60%, 06/01/26 (a)	150,000	144,254
4.63%, 04/13/30 (a)	350,000	342,447
BorgWarner, Inc.
3.38%, 03/15/25 (a)	100,000	96,580
2.65%, 07/01/27 (a)	200,000	181,324
4.38%, 03/15/45 (a)	100,000	79,094
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	97,917
2.50%, 04/01/31 (a)	100,000	80,302
5.95%, 08/15/34 (a)	150,000	148,762
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	88,465
3.70%, 01/15/31 (a)	100,000	85,915
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	300,000	283,482
1.38%, 06/20/27 (a)	250,000	221,135
1.60%, 04/20/30 (a)	100,000	82,572
1.75%, 04/20/32 (a)	200,000	158,990
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	137,408
1.50%, 09/01/30 (a)	250,000	201,072
4.88%, 10/01/43 (a)	50,000	45,886
2.60%, 09/01/50 (a)	150,000	93,060
D.R. Horton, Inc.
2.60%, 10/15/25 (a)	175,000	164,446
1.40%, 10/15/27 (a)	150,000	128,915
Daimler Finance North America LLC
8.50%, 01/18/31	350,000	427,196
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	94,927
4.55%, 02/15/48 (a)	50,000	40,936
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	100,000	79,757
4.10%, 01/15/52 (a)	200,000	130,038
Dollar General Corp.
4.25%, 09/20/24	200,000	196,776
3.88%, 04/15/27 (a)	200,000	190,976
4.13%, 05/01/28 (a)	100,000	95,182
5.20%, 07/05/28 (a)	100,000	99,065
3.50%, 04/03/30 (a)	200,000	177,744
5.00%, 11/01/32 (a)	150,000	142,758
5.45%, 07/05/33 (a)	200,000	194,076
4.13%, 04/03/50 (a)	100,000	74,308
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	150,000	145,581
4.20%, 05/15/28 (a)	250,000	237,235
2.65%, 12/01/31 (a)	100,000	80,807
3.38%, 12/01/51 (a)	100,000	64,845
eBay, Inc.
3.45%, 08/01/24 (a)	200,000	195,954
1.90%, 03/11/25 (a)	150,000	142,115
5.90%, 11/22/25 (a)	100,000	100,838
1.40%, 05/10/26 (a)	100,000	90,165
3.60%, 06/05/27 (a)	150,000	141,669
2.70%, 03/11/30 (a)	100,000	85,346
2.60%, 05/10/31 (a)	150,000	124,154
6.30%, 11/22/32 (a)	150,000	158,185
See financial notes
Schwab Taxable Bond Funds | Annual Report45

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 07/15/42 (a)	150,000	117,521
3.65%, 05/10/51 (a)	200,000	143,006
Expedia Group, Inc.
5.00%, 02/15/26 (a)	200,000	197,672
3.80%, 02/15/28 (a)	200,000	186,594
3.25%, 02/15/30 (a)	200,000	174,396
2.95%, 03/15/31 (a)	150,000	125,607
General Motors Co.
6.13%, 10/01/25 (a)	250,000	251,290
4.20%, 10/01/27 (a)	150,000	141,431
6.80%, 10/01/27 (a)	300,000	309,357
5.00%, 10/01/28 (a)	250,000	242,635
5.40%, 10/15/29 (a)	200,000	193,502
5.60%, 10/15/32 (a)	200,000	193,068
5.00%, 04/01/35	100,000	89,429
6.60%, 04/01/36 (a)	300,000	302,286
5.15%, 04/01/38 (a)	250,000	218,335
6.25%, 10/02/43	250,000	235,327
5.20%, 04/01/45	250,000	206,027
6.75%, 04/01/46 (a)	100,000	98,847
5.40%, 04/01/48 (a)	75,000	62,699
5.95%, 04/01/49 (a)	200,000	179,480
General Motors Financial Co., Inc.
1.20%, 10/15/24	150,000	142,332
3.50%, 11/07/24 (a)	150,000	145,713
4.00%, 01/15/25 (a)	100,000	97,254
2.90%, 02/26/25 (a)	200,000	191,106
3.80%, 04/07/25	250,000	241,572
4.35%, 04/09/25 (a)	150,000	146,477
2.75%, 06/20/25 (a)	250,000	236,200
4.30%, 07/13/25 (a)	200,000	194,326
6.05%, 10/10/25	250,000	250,375
1.25%, 01/08/26 (a)	200,000	179,792
5.25%, 03/01/26 (a)	250,000	246,440
5.40%, 04/06/26	250,000	247,007
1.50%, 06/10/26 (a)	250,000	222,000
4.35%, 01/17/27 (a)	200,000	190,464
2.35%, 02/26/27 (a)	150,000	133,422
5.00%, 04/09/27 (a)	300,000	292,401
2.70%, 08/20/27 (a)	200,000	178,014
3.85%, 01/05/28 (a)	150,000	138,356
5.80%, 06/23/28 (a)	300,000	297,618
2.40%, 10/15/28 (a)	250,000	211,602
5.65%, 01/17/29 (a)	100,000	98,409
4.30%, 04/06/29 (a)	250,000	228,697
3.60%, 06/21/30 (a)	300,000	257,796
2.35%, 01/08/31 (a)	200,000	155,584
2.70%, 06/10/31 (a)	200,000	157,892
3.10%, 01/12/32 (a)	250,000	200,072
6.40%, 01/09/33 (a)	100,000	100,841
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	98,015
2.75%, 02/01/32 (a)	150,000	122,210
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25 (a)	100,000	98,282
5.38%, 04/15/26 (a)	150,000	146,955
5.75%, 06/01/28 (a)	100,000	97,297
5.30%, 01/15/29 (a)	100,000	94,581
4.00%, 01/15/30 (a)	100,000	87,464
4.00%, 01/15/31 (a)	400,000	343,248
3.25%, 01/15/32 (a)	100,000	80,758
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	96,084
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	73,098
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Honda Motor Co., Ltd.
2.53%, 03/10/27 (a)	200,000	183,992
2.97%, 03/10/32 (a)	150,000	131,144
Hyatt Hotels Corp.
5.38%, 04/23/25 (a)(g)	100,000	99,187
5.75%, 01/30/27 (a)	100,000	100,268
4.38%, 09/15/28 (a)	150,000	141,603
5.75%, 04/23/30 (a)(g)	150,000	150,420
JD.com, Inc.
4.13%, 01/14/50 (a)	200,000	148,096
Lear Corp.
3.80%, 09/15/27 (a)	50,000	46,856
4.25%, 05/15/29 (a)	50,000	46,507
3.50%, 05/30/30 (a)	50,000	43,716
2.60%, 01/15/32 (a)	100,000	78,072
5.25%, 05/15/49 (a)	100,000	87,142
3.55%, 01/15/52 (a)	100,000	65,523
Lennar Corp.
4.75%, 05/30/25 (a)	200,000	196,442
4.75%, 11/29/27 (a)	250,000	242,427
LKQ Corp.
6.25%, 06/15/33 (a)(c)	150,000	148,987
Lowe's Cos., Inc.
3.13%, 09/15/24 (a)	100,000	97,646
4.40%, 09/08/25	200,000	196,568
3.38%, 09/15/25 (a)	274,000	263,114
4.80%, 04/01/26 (a)	300,000	296,592
2.50%, 04/15/26 (a)	200,000	186,970
3.35%, 04/01/27 (a)	200,000	188,334
3.10%, 05/03/27 (a)	250,000	232,922
1.30%, 04/15/28 (a)	250,000	211,470
3.65%, 04/05/29 (a)	300,000	278,688
4.50%, 04/15/30 (a)	200,000	192,740
1.70%, 10/15/30 (a)	250,000	198,597
2.63%, 04/01/31 (a)	350,000	293,527
3.75%, 04/01/32 (a)	300,000	269,091
5.00%, 04/15/33 (a)	200,000	195,516
5.15%, 07/01/33 (a)	250,000	247,187
5.00%, 04/15/40 (a)	100,000	92,744
2.80%, 09/15/41 (a)	200,000	137,526
4.65%, 04/15/42 (a)	95,000	83,266
4.38%, 09/15/45 (a)	100,000	82,399
3.70%, 04/15/46 (a)	150,000	112,403
4.05%, 05/03/47 (a)	250,000	195,967
4.55%, 04/05/49 (a)	100,000	84,343
5.13%, 04/15/50 (a)	100,000	91,896
3.00%, 10/15/50 (a)	200,000	126,844
3.50%, 04/01/51 (a)	50,000	34,822
4.25%, 04/01/52 (a)	300,000	237,330
5.63%, 04/15/53 (a)	250,000	243,180
5.75%, 07/01/53 (a)	150,000	148,460
4.45%, 04/01/62 (a)	250,000	195,662
5.80%, 09/15/62 (a)	200,000	193,758
5.85%, 04/01/63 (a)	100,000	97,715
Magna International, Inc.
4.15%, 10/01/25 (a)	200,000	194,466
2.45%, 06/15/30 (a)	200,000	168,536
Marriott International, Inc.
3.75%, 03/15/25 (a)	130,000	126,188
5.75%, 05/01/25 (a)	300,000	300,588
3.13%, 06/15/26 (a)	150,000	141,006
5.00%, 10/15/27 (a)	150,000	148,618
4.00%, 04/15/28 (a)	100,000	93,999
4.63%, 06/15/30 (a)	200,000	189,584
3.50%, 10/15/32 (a)	350,000	297,615
See financial notes
46Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McDonald's Corp.
3.38%, 05/26/25 (a)	150,000	145,277
3.30%, 07/01/25 (a)	100,000	96,701
1.45%, 09/01/25 (a)	150,000	139,358
3.70%, 01/30/26 (a)	330,000	319,265
3.50%, 03/01/27 (a)	200,000	190,484
3.50%, 07/01/27 (a)	200,000	189,988
3.80%, 04/01/28 (a)	250,000	239,037
4.80%, 08/14/28 (a)	100,000	99,559
2.63%, 09/01/29 (a)	100,000	88,521
2.13%, 03/01/30 (a)	150,000	126,570
3.60%, 07/01/30 (a)	150,000	138,123
4.60%, 09/09/32 (a)	150,000	146,610
4.95%, 08/14/33 (a)	125,000	123,864
4.70%, 12/09/35 (a)	100,000	95,686
6.30%, 10/15/37	200,000	217,536
6.30%, 03/01/38	200,000	218,144
4.88%, 07/15/40	100,000	92,977
3.70%, 02/15/42	100,000	79,446
4.60%, 05/26/45 (a)	100,000	88,744
4.88%, 12/09/45 (a)	320,000	295,834
4.45%, 03/01/47 (a)	100,000	86,662
4.45%, 09/01/48 (a)	200,000	174,378
3.63%, 09/01/49 (a)	300,000	226,881
4.20%, 04/01/50 (a)	100,000	83,158
5.15%, 09/09/52 (a)	150,000	143,952
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	150,000	116,514
6.00%, 01/15/43 (a)	150,000	131,532
NIKE, Inc.
2.38%, 11/01/26 (a)	100,000	92,685
2.75%, 03/27/27 (a)	350,000	327,208
2.85%, 03/27/30 (a)	350,000	312,417
3.25%, 03/27/40 (a)	300,000	242,304
3.38%, 11/01/46 (a)	230,000	178,659
3.38%, 03/27/50 (a)	200,000	154,970
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	171,346
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	150,000	142,173
4.35%, 06/01/28 (a)	200,000	194,448
4.20%, 04/01/30 (a)	100,000	93,926
1.75%, 03/15/31 (a)	150,000	118,221
4.70%, 06/15/32 (a)	150,000	143,438
PACCAR Financial Corp.
0.50%, 08/09/24	250,000	238,835
1.80%, 02/06/25	200,000	190,434
3.55%, 08/11/25	200,000	194,418
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	149,811
7.88%, 06/15/32	200,000	228,856
PVH Corp.
4.63%, 07/10/25 (a)(c)	150,000	145,347
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	132,051
Ross Stores, Inc.
0.88%, 04/15/26 (a)	250,000	223,187
Sands China Ltd.
5.38%, 08/08/25 (a)(g)	200,000	193,924
4.30%, 01/08/26 (a)(g)	200,000	187,524
5.65%, 08/08/28 (a)(g)	300,000	283,317
3.35%, 03/08/29 (a)(g)	200,000	166,720
4.88%, 06/18/30 (a)(g)	200,000	175,024
3.50%, 08/08/31 (a)(g)	200,000	160,364
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Starbucks Corp.
3.80%, 08/15/25 (a)	300,000	291,840
2.45%, 06/15/26 (a)	150,000	140,019
2.00%, 03/12/27 (a)	200,000	180,548
3.50%, 03/01/28 (a)	150,000	140,891
4.00%, 11/15/28 (a)	150,000	143,688
3.55%, 08/15/29 (a)	200,000	185,398
2.25%, 03/12/30 (a)	100,000	84,370
2.55%, 11/15/30 (a)	195,000	165,475
3.00%, 02/14/32 (a)	200,000	171,662
3.75%, 12/01/47 (a)	150,000	114,407
4.50%, 11/15/48 (a)	150,000	128,742
4.45%, 08/15/49 (a)	150,000	127,604
3.35%, 03/12/50 (a)	100,000	70,521
3.50%, 11/15/50 (a)	200,000	145,164
Tapestry, Inc.
4.25%, 04/01/25 (a)	150,000	145,968
4.13%, 07/15/27 (a)	100,000	93,630
Target Corp.
2.25%, 04/15/25 (a)	300,000	286,686
2.50%, 04/15/26	200,000	189,478
3.38%, 04/15/29 (a)	150,000	140,370
2.35%, 02/15/30 (a)	250,000	215,350
2.65%, 09/15/30 (a)	350,000	304,657
4.50%, 09/15/32 (a)	200,000	192,946
4.40%, 01/15/33 (a)	100,000	95,615
4.00%, 07/01/42	75,000	65,384
3.90%, 11/15/47 (a)	300,000	246,303
2.95%, 01/15/52 (a)	200,000	133,638
4.80%, 01/15/53 (a)	200,000	184,206
The Ford Foundation
2.42%, 06/01/50 (a)	100,000	63,193
The Home Depot, Inc.
2.70%, 04/15/25 (a)	100,000	96,095
3.35%, 09/15/25 (a)	200,000	193,280
4.00%, 09/15/25 (a)	150,000	146,963
3.00%, 04/01/26 (a)	150,000	143,366
2.13%, 09/15/26 (a)	200,000	184,542
2.50%, 04/15/27 (a)	200,000	184,882
2.80%, 09/14/27 (a)	150,000	139,418
3.90%, 12/06/28 (a)	300,000	288,588
2.95%, 06/15/29 (a)	350,000	318,017
2.70%, 04/15/30 (a)	200,000	175,814
1.38%, 03/15/31 (a)	250,000	195,800
1.88%, 09/15/31 (a)	250,000	201,197
3.25%, 04/15/32 (a)	250,000	222,175
4.50%, 09/15/32 (a)(f)	200,000	195,462
5.88%, 12/16/36	605,000	649,419
3.30%, 04/15/40 (a)	200,000	158,102
5.40%, 09/15/40 (a)	100,000	100,755
5.95%, 04/01/41 (a)	200,000	215,174
4.20%, 04/01/43 (a)	230,000	201,169
4.88%, 02/15/44 (a)	195,000	184,762
4.40%, 03/15/45 (a)	150,000	131,535
4.25%, 04/01/46 (a)	250,000	214,560
3.90%, 06/15/47 (a)	200,000	162,750
4.50%, 12/06/48 (a)	300,000	268,662
3.13%, 12/15/49 (a)	200,000	140,452
3.35%, 04/15/50 (a)	250,000	182,980
2.38%, 03/15/51 (a)	250,000	148,802
2.75%, 09/15/51 (a)	150,000	96,746
3.63%, 04/15/52 (a)	300,000	228,834
4.95%, 09/15/52 (a)	150,000	143,411
3.50%, 09/15/56 (a)	150,000	110,141
The Rockefeller Foundation
2.49%, 10/01/50 (a)	150,000	94,535
See financial notes
Schwab Taxable Bond Funds | Annual Report47

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The TJX Cos., Inc.
2.25%, 09/15/26 (a)	200,000	184,522
1.15%, 05/15/28 (a)	150,000	127,542
3.88%, 04/15/30 (a)	100,000	94,470
1.60%, 05/15/31 (a)	100,000	80,382
Toll Brothers Finance Corp.
4.35%, 02/15/28 (a)	200,000	187,772
Toyota Motor Corp.
1.34%, 03/25/26 (a)	200,000	182,258
3.67%, 07/20/28	150,000	143,085
5.12%, 07/13/33 (a)	100,000	101,180
Toyota Motor Credit Corp.
0.63%, 09/13/24	200,000	190,416
2.00%, 10/07/24	100,000	96,354
4.80%, 01/10/25	200,000	198,762
1.45%, 01/13/25	150,000	142,448
1.80%, 02/13/25	400,000	380,404
3.00%, 04/01/25	300,000	289,602
3.95%, 06/30/25	250,000	244,297
0.80%, 10/16/25	250,000	228,112
5.40%, 11/10/25	200,000	201,072
0.80%, 01/09/26	150,000	135,963
4.45%, 05/18/26	300,000	295,968
1.13%, 06/18/26	250,000	224,827
3.20%, 01/11/27	150,000	141,686
3.05%, 03/22/27	300,000	281,655
1.15%, 08/13/27	200,000	173,156
4.55%, 09/20/27	200,000	197,018
5.45%, 11/10/27	100,000	101,908
4.63%, 01/12/28	150,000	148,623
1.90%, 04/06/28	150,000	132,378
3.65%, 01/08/29	150,000	141,689
4.45%, 06/29/29	200,000	196,232
2.15%, 02/13/30	100,000	84,982
3.38%, 04/01/30	200,000	182,102
4.55%, 05/17/30	250,000	243,770
1.90%, 09/12/31	300,000	240,195
4.70%, 01/12/33	200,000	196,382
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	97,931
5.25%, 05/15/33 (a)	150,000	146,898
VF Corp.
2.40%, 04/23/25 (a)	250,000	236,107
2.95%, 04/23/30 (a)	200,000	166,072
VICI Properties LP
4.75%, 02/15/28 (a)	250,000	238,122
4.95%, 02/15/30 (a)	200,000	188,292
5.13%, 05/15/32 (a)	200,000	185,616
5.63%, 05/15/52 (a)	150,000	132,440
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	230,000	224,620
3.45%, 06/01/26 (a)	300,000	283,464
3.20%, 04/15/30 (a)	100,000	84,914
4.80%, 11/18/44 (a)	250,000	195,857
4.10%, 04/15/50 (a)	150,000	102,749
Walmart, Inc.
2.65%, 12/15/24 (a)	200,000	193,794
3.55%, 06/26/25 (a)	100,000	97,346
3.90%, 09/09/25	250,000	244,700
4.00%, 04/15/26 (a)	250,000	245,290
3.05%, 07/08/26 (a)	200,000	191,218
1.05%, 09/17/26 (a)	200,000	179,254
3.95%, 09/09/27 (a)	200,000	195,408
3.70%, 06/26/28 (a)	300,000	289,293
1.50%, 09/22/28 (a)	200,000	172,852
2.38%, 09/24/29 (a)	100,000	89,354
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.55%, 02/15/30	200,000	231,784
1.80%, 09/22/31 (a)	250,000	204,732
4.15%, 09/09/32 (a)	200,000	193,894
4.10%, 04/15/33 (a)	250,000	238,315
5.25%, 09/01/35	250,000	261,497
6.50%, 08/15/37	150,000	173,028
6.20%, 04/15/38	100,000	114,176
3.95%, 06/28/38 (a)	100,000	89,950
5.63%, 04/01/40	100,000	108,164
5.00%, 10/25/40	150,000	151,978
5.63%, 04/15/41	100,000	107,415
2.50%, 09/22/41 (a)	200,000	142,804
4.30%, 04/22/44 (a)	100,000	91,543
3.63%, 12/15/47 (a)	50,000	40,452
4.05%, 06/29/48 (a)	500,000	440,250
2.95%, 09/24/49 (a)	150,000	106,544
2.65%, 09/22/51 (a)	250,000	168,620
4.50%, 09/09/52 (a)	200,000	186,202
4.50%, 04/15/53 (a)	250,000	233,067
		75,344,927
Consumer Non-Cyclical 3.8%
Abbott Laboratories
3.75%, 11/30/26 (a)	500,000	484,700
1.15%, 01/30/28 (a)	50,000	43,158
1.40%, 06/30/30 (a)	150,000	122,342
4.75%, 11/30/36 (a)	350,000	347,641
6.15%, 11/30/37	150,000	166,578
5.30%, 05/27/40	100,000	102,768
4.75%, 04/15/43 (a)	150,000	144,100
4.90%, 11/30/46 (a)	576,000	562,188
AbbVie, Inc.
2.60%, 11/21/24 (a)	675,000	651,611
3.80%, 03/15/25 (a)	400,000	389,588
3.60%, 05/14/25 (a)	600,000	581,940
3.20%, 05/14/26 (a)	350,000	332,951
2.95%, 11/21/26 (a)	700,000	655,242
4.25%, 11/14/28 (a)	300,000	290,448
3.20%, 11/21/29 (a)	1,000,000	901,940
4.55%, 03/15/35 (a)	350,000	331,215
4.50%, 05/14/35 (a)	400,000	376,480
4.30%, 05/14/36 (a)	250,000	229,422
4.05%, 11/21/39 (a)	700,000	600,684
4.63%, 10/01/42 (a)	100,000	88,897
4.40%, 11/06/42	450,000	393,376
4.85%, 06/15/44 (a)	200,000	183,192
4.75%, 03/15/45 (a)	111,000	99,752
4.70%, 05/14/45 (a)	450,000	404,716
4.45%, 05/14/46 (a)	350,000	303,145
4.88%, 11/14/48 (a)	300,000	277,086
4.25%, 11/21/49 (a)	1,000,000	842,890
Adventist Health System
3.63%, 03/01/49 (a)	100,000	70,632
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	47,587
4.27%, 08/15/48 (a)	150,000	127,742
3.39%, 10/15/49 (a)	100,000	72,689
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	100,000	93,554
2.75%, 09/15/29 (a)	150,000	131,259
2.10%, 06/04/30 (a)	100,000	81,960
2.30%, 03/12/31 (a)	200,000	163,928
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	80,322
See financial notes
48Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AHS Hospital Corp.
5.02%, 07/01/45	50,000	47,294
2.78%, 07/01/51 (a)	100,000	63,260
Allina Health System
3.89%, 04/15/49	100,000	79,998
Altria Group, Inc.
2.35%, 05/06/25 (a)	170,000	161,095
4.40%, 02/14/26 (a)	200,000	195,734
2.63%, 09/16/26 (a)	100,000	92,809
4.80%, 02/14/29 (a)	300,000	290,805
3.40%, 05/06/30 (a)	150,000	131,972
2.45%, 02/04/32 (a)	300,000	234,288
5.80%, 02/14/39 (a)	375,000	365,389
3.40%, 02/04/41 (a)	300,000	204,609
4.25%, 08/09/42	200,000	151,628
4.50%, 05/02/43	100,000	78,265
5.38%, 01/31/44	295,000	274,610
3.88%, 09/16/46 (a)	200,000	138,054
5.95%, 02/14/49 (a)	400,000	372,360
4.45%, 05/06/50 (a)	100,000	74,228
3.70%, 02/04/51 (a)	250,000	163,132
4.00%, 02/04/61 (a)	200,000	135,864
Amgen, Inc.
1.90%, 02/21/25 (a)	100,000	95,102
5.25%, 03/02/25	500,000	497,940
3.13%, 05/01/25 (a)	250,000	240,522
2.60%, 08/19/26 (a)	130,000	120,890
2.20%, 02/21/27 (a)	300,000	272,742
3.20%, 11/02/27 (a)	150,000	139,460
5.15%, 03/02/28 (a)	750,000	749,370
1.65%, 08/15/28 (a)	300,000	256,044
3.00%, 02/22/29 (a)	200,000	180,984
4.05%, 08/18/29 (a)	300,000	283,623
2.45%, 02/21/30 (a)	200,000	170,160
5.25%, 03/02/30 (a)	500,000	500,775
2.30%, 02/25/31 (a)	175,000	144,520
2.00%, 01/15/32 (a)	300,000	235,395
3.35%, 02/22/32 (a)	200,000	174,570
4.20%, 03/01/33 (a)	200,000	184,156
5.25%, 03/02/33 (a)	700,000	696,675
6.40%, 02/01/39	50,000	53,501
3.15%, 02/21/40 (a)	400,000	298,596
2.80%, 08/15/41 (a)	200,000	138,114
4.95%, 10/01/41	100,000	91,543
5.15%, 11/15/41 (a)	100,000	93,655
5.60%, 03/02/43 (a)	400,000	393,224
4.40%, 05/01/45 (a)	450,000	378,477
4.56%, 06/15/48 (a)	250,000	213,560
3.38%, 02/21/50 (a)	400,000	280,912
4.66%, 06/15/51 (a)	625,000	538,512
3.00%, 01/15/52 (a)	150,000	97,728
4.20%, 02/22/52 (a)	200,000	159,536
4.88%, 03/01/53 (a)	200,000	177,478
5.65%, 03/02/53 (a)	750,000	744,337
2.77%, 09/01/53 (a)	219,000	131,288
4.40%, 02/22/62 (a)	250,000	198,215
5.75%, 03/02/63 (a)	500,000	494,060
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	600,000	579,954
4.70%, 02/01/36 (a)	955,000	914,584
4.90%, 02/01/46 (a)	1,700,000	1,581,748
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	150,000	144,061
4.63%, 02/01/44	200,000	181,834
4.90%, 02/01/46 (a)	200,000	185,608
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	450,000	433,669
4.75%, 01/23/29 (a)	800,000	793,040
3.50%, 06/01/30 (a)	300,000	276,114
4.90%, 01/23/31 (a)	100,000	100,453
4.38%, 04/15/38 (a)	250,000	228,795
8.20%, 01/15/39	250,000	319,972
5.45%, 01/23/39 (a)	400,000	406,344
8.00%, 11/15/39	150,000	186,430
4.35%, 06/01/40 (a)	250,000	223,800
4.95%, 01/15/42	200,000	190,976
4.60%, 04/15/48 (a)	400,000	360,492
4.44%, 10/06/48 (a)	350,000	306,848
5.55%, 01/23/49 (a)	700,000	717,626
4.50%, 06/01/50 (a)	400,000	356,892
4.75%, 04/15/58 (a)	150,000	134,532
5.80%, 01/23/59 (a)	350,000	367,888
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	187,894
3.25%, 03/27/30 (a)	200,000	182,020
2.90%, 03/01/32 (a)	250,000	215,772
5.38%, 09/15/35	100,000	102,019
4.54%, 03/26/42	100,000	90,233
3.75%, 09/15/47 (a)	50,000	40,045
4.50%, 03/15/49 (a)	100,000	89,891
2.70%, 09/15/51 (a)	100,000	64,741
Ascension Health
2.53%, 11/15/29 (a)	150,000	129,632
3.11%, 11/15/39 (a)	100,000	76,110
3.95%, 11/15/46	250,000	204,605
4.85%, 11/15/53	100,000	93,845
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	250,000	225,727
4.88%, 03/03/28 (a)	200,000	199,462
1.75%, 05/28/28 (a)	250,000	216,950
4.90%, 03/03/30 (a)	150,000	149,280
2.25%, 05/28/31 (a)	150,000	124,920
4.88%, 03/03/33 (a)	150,000	150,115
AstraZeneca PLC
3.38%, 11/16/25	300,000	288,438
0.70%, 04/08/26 (a)	200,000	179,214
3.13%, 06/12/27 (a)	100,000	93,723
4.00%, 01/17/29 (a)	250,000	240,080
1.38%, 08/06/30 (a)	250,000	198,950
6.45%, 09/15/37	380,000	427,625
4.00%, 09/18/42	250,000	215,425
4.38%, 11/16/45	100,000	89,060
4.38%, 08/17/48 (a)	150,000	134,597
2.13%, 08/06/50 (a)	50,000	29,827
3.00%, 05/28/51 (a)	200,000	141,398
Banner Health
2.34%, 01/01/30 (a)	100,000	84,812
1.90%, 01/01/31 (a)	100,000	80,159
3.18%, 01/01/50 (a)	100,000	69,710
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	107,571
BAT Capital Corp.
2.79%, 09/06/24 (a)	150,000	145,584
3.22%, 09/06/26 (a)	200,000	186,842
4.70%, 04/02/27 (a)	150,000	145,500
3.56%, 08/15/27 (a)	600,000	556,746
2.26%, 03/25/28 (a)	350,000	301,560
3.46%, 09/06/29 (a)	100,000	87,311
4.91%, 04/02/30 (a)	175,000	164,965
6.34%, 08/02/30 (a)	200,000	201,379
See financial notes
Schwab Taxable Bond Funds | Annual Report49

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.73%, 03/25/31 (a)	250,000	198,225
4.74%, 03/16/32 (a)	200,000	180,764
7.75%, 10/19/32 (a)	100,000	108,605
6.42%, 08/02/33 (a)	250,000	249,590
4.39%, 08/15/37 (a)	450,000	356,494
3.73%, 09/25/40 (a)	150,000	104,750
7.08%, 08/02/43 (a)	150,000	149,257
4.54%, 08/15/47 (a)	400,000	291,204
4.76%, 09/06/49 (a)	150,000	111,285
5.28%, 04/02/50 (a)	100,000	80,178
3.98%, 09/25/50 (a)	200,000	132,440
5.65%, 03/16/52 (a)	125,000	104,843
7.08%, 08/02/53 (a)	200,000	197,090
BAT International Finance PLC
1.67%, 03/25/26 (a)	250,000	226,480
4.45%, 03/16/28 (a)	100,000	94,892
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	145,920
5.25%, 06/23/45 (a)	99,000	94,463
Baxter International, Inc.
1.32%, 11/29/24	100,000	94,826
2.60%, 08/15/26 (a)	129,000	119,191
1.92%, 02/01/27 (a)	300,000	266,982
2.27%, 12/01/28 (a)	250,000	214,285
3.95%, 04/01/30 (a)	100,000	91,681
1.73%, 04/01/31 (a)	150,000	115,715
2.54%, 02/01/32 (a)	250,000	200,645
3.50%, 08/15/46 (a)	85,000	57,401
3.13%, 12/01/51 (a)	150,000	95,538
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	78,870
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	79,881
4.19%, 11/15/45 (a)	100,000	84,895
2.84%, 11/15/50 (a)	200,000	132,212
Becton Dickinson & Co.
3.73%, 12/15/24 (a)	102,000	99,572
3.70%, 06/06/27 (a)	298,000	282,736
4.69%, 02/13/28 (a)	200,000	196,594
2.82%, 05/20/30 (a)	200,000	172,964
1.96%, 02/11/31 (a)	200,000	160,950
4.69%, 12/15/44 (a)	250,000	221,865
4.67%, 06/06/47 (a)	200,000	177,360
3.79%, 05/20/50 (a)	150,000	116,214
Biogen, Inc.
4.05%, 09/15/25 (a)	300,000	291,057
2.25%, 05/01/30 (a)	300,000	247,002
3.15%, 05/01/50 (a)	300,000	196,158
3.25%, 02/15/51 (a)	292,000	194,507
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	93,817
3.70%, 03/15/32 (a)	150,000	131,486
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31 (a)	100,000	79,991
3.21%, 06/01/50 (a)	100,000	67,795
Boston Scientific Corp.
1.90%, 06/01/25 (a)	200,000	188,282
2.65%, 06/01/30 (a)	150,000	128,819
6.50%, 11/15/35 (e)	100,000	108,727
4.55%, 03/01/39 (a)	150,000	135,368
4.70%, 03/01/49 (a)	150,000	134,603
Bristol-Myers Squibb Co.
3.88%, 08/15/25 (a)	91,000	88,225
0.75%, 11/13/25 (a)	150,000	136,710
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 06/15/26 (a)	350,000	333,732
3.25%, 02/27/27	150,000	143,454
1.13%, 11/13/27 (a)	250,000	217,217
3.90%, 02/20/28 (a)	300,000	288,060
3.40%, 07/26/29 (a)	500,000	463,245
1.45%, 11/13/30 (a)	150,000	119,021
2.95%, 03/15/32 (a)	350,000	303,429
4.13%, 06/15/39 (a)	200,000	176,744
2.35%, 11/13/40 (a)	150,000	101,352
3.55%, 03/15/42 (a)	250,000	198,982
3.25%, 08/01/42	100,000	74,808
4.63%, 05/15/44 (a)	150,000	136,259
5.00%, 08/15/45 (a)	100,000	96,477
4.35%, 11/15/47 (a)	250,000	216,127
4.55%, 02/20/48 (a)	250,000	221,955
4.25%, 10/26/49 (a)	700,000	591,794
2.55%, 11/13/50 (a)	200,000	122,502
3.70%, 03/15/52 (a)	350,000	269,542
3.90%, 03/15/62 (a)	200,000	151,784
Brown-Forman Corp.
4.75%, 04/15/33 (a)	150,000	148,504
4.00%, 04/15/38 (a)	150,000	129,923
Brunswick Corp.
0.85%, 08/18/24 (a)	100,000	94,969
2.40%, 08/18/31 (a)	150,000	115,125
5.10%, 04/01/52 (a)	75,000	55,259
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	100,000	92,663
3.25%, 08/15/26 (a)	150,000	141,302
3.75%, 09/25/27 (a)	150,000	141,356
2.75%, 05/14/31 (a)	150,000	125,612
Campbell Soup Co.
3.95%, 03/15/25 (a)	100,000	97,434
3.30%, 03/19/25 (a)	150,000	144,669
4.15%, 03/15/28 (a)	150,000	142,920
4.80%, 03/15/48 (a)	100,000	86,707
3.13%, 04/24/50 (a)	200,000	131,362
Cardinal Health, Inc.
3.75%, 09/15/25 (a)	130,000	125,605
3.41%, 06/15/27 (a)	250,000	234,192
4.50%, 11/15/44 (a)	100,000	80,191
4.90%, 09/15/45 (a)	80,000	67,185
4.37%, 06/15/47 (a)	100,000	80,101
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	50,000	32,828
Cencora, Inc.
3.25%, 03/01/25 (a)	100,000	96,795
3.45%, 12/15/27 (a)	100,000	93,998
2.80%, 05/15/30 (a)	100,000	86,306
2.70%, 03/15/31 (a)	200,000	168,310
4.25%, 03/01/45 (a)	100,000	81,050
4.30%, 12/15/47 (a)	100,000	83,386
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	90,294
Children's Hospital
2.93%, 07/15/50 (a)	100,000	63,336
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	87,399
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	94,135
5.60%, 11/15/32 (a)	100,000	103,536
3.95%, 08/01/47 (a)	100,000	81,319
5.00%, 06/15/52 (a)	100,000	94,857
See financial notes
50Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cigna Corp.
3.25%, 04/15/25 (a)	200,000	192,758
4.13%, 11/15/25 (a)	400,000	389,788
4.50%, 02/25/26 (a)	194,000	190,118
1.25%, 03/15/26 (a)	200,000	180,758
3.40%, 03/01/27 (a)	142,000	133,548
3.05%, 10/15/27 (a)	145,000	133,699
4.38%, 10/15/28 (a)	660,000	635,686
2.40%, 03/15/30 (a)	250,000	210,527
2.38%, 03/15/31 (a)	250,000	205,820
5.40%, 03/15/33 (a)	150,000	150,669
4.80%, 08/15/38 (a)	405,000	373,086
3.20%, 03/15/40 (a)	150,000	111,828
6.13%, 11/15/41	100,000	104,325
4.80%, 07/15/46 (a)	270,000	239,647
3.88%, 10/15/47 (a)	145,000	110,644
4.90%, 12/15/48 (a)	550,000	489,758
3.40%, 03/15/50 (a)	200,000	139,962
3.40%, 03/15/51 (a)	250,000	174,757
City of Hope
5.62%, 11/15/43	100,000	95,814
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	100,000	96,804
Coca-Cola Femsa S.A.B. de CV
2.75%, 01/22/30 (a)	200,000	175,806
1.85%, 09/01/32 (a)	100,000	77,386
5.25%, 11/26/43	150,000	145,795
Colgate-Palmolive Co.
4.80%, 03/02/26	100,000	100,131
3.10%, 08/15/27 (a)	200,000	190,306
4.60%, 03/01/33 (a)	150,000	150,253
4.00%, 08/15/45	100,000	88,594
3.70%, 08/01/47 (a)	100,000	84,124
CommonSpirit Health
2.76%, 10/01/24 (a)	100,000	96,789
1.55%, 10/01/25 (a)	125,000	114,889
6.07%, 11/01/27 (a)	150,000	153,586
3.35%, 10/01/29 (a)	150,000	133,805
4.35%, 11/01/42	150,000	125,814
3.82%, 10/01/49 (a)	150,000	112,296
4.19%, 10/01/49 (a)	200,000	160,066
3.91%, 10/01/50 (a)	100,000	75,334
6.46%, 11/01/52 (a)	100,000	111,784
Community Health Network, Inc.
3.10%, 05/01/50 (a)	150,000	97,530
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	150,000	146,887
5.30%, 10/01/26	200,000	199,270
1.38%, 11/01/27 (a)	250,000	212,447
4.85%, 11/01/28 (a)	250,000	243,380
5.30%, 11/01/38 (a)	100,000	92,467
5.40%, 11/01/48 (a)	200,000	181,844
Constellation Brands, Inc.
4.75%, 11/15/24	150,000	148,561
4.40%, 11/15/25 (a)	100,000	97,903
4.75%, 12/01/25	100,000	98,545
3.70%, 12/06/26 (a)	250,000	238,082
3.50%, 05/09/27 (a)	100,000	94,130
3.60%, 02/15/28 (a)	150,000	139,953
3.15%, 08/01/29 (a)	50,000	44,703
2.88%, 05/01/30 (a)	200,000	172,560
4.75%, 05/09/32 (a)	150,000	143,827
4.90%, 05/01/33 (a)	150,000	144,736
4.50%, 05/09/47 (a)	150,000	125,870
4.10%, 02/15/48 (a)	100,000	79,525
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 11/15/48 (a)	150,000	140,342
3.75%, 05/01/50 (a)	150,000	113,993
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	50,000	36,562
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	71,218
CVS Health Corp.
3.38%, 08/12/24 (a)	80,000	78,205
4.10%, 03/25/25 (a)	200,000	195,916
3.88%, 07/20/25 (a)	500,000	485,155
5.00%, 02/20/26 (a)	250,000	248,200
2.88%, 06/01/26 (a)	300,000	281,145
3.00%, 08/15/26 (a)	200,000	187,382
3.63%, 04/01/27 (a)	150,000	142,055
1.30%, 08/21/27 (a)	400,000	344,504
4.30%, 03/25/28 (a)	845,000	812,620
5.00%, 01/30/29 (a)	200,000	197,032
3.25%, 08/15/29 (a)	300,000	268,206
5.13%, 02/21/30 (a)	250,000	246,292
3.75%, 04/01/30 (a)	300,000	272,985
1.75%, 08/21/30 (a)	250,000	198,415
5.25%, 01/30/31 (a)	200,000	197,650
1.88%, 02/28/31 (a)	250,000	196,192
2.13%, 09/15/31 (a)	200,000	157,950
5.25%, 02/21/33 (a)	250,000	244,652
5.30%, 06/01/33 (a)	200,000	195,996
4.88%, 07/20/35 (a)	100,000	93,128
4.78%, 03/25/38 (a)	900,000	807,273
6.13%, 09/15/39	50,000	50,660
4.13%, 04/01/40 (a)	200,000	163,114
2.70%, 08/21/40 (a)	200,000	134,210
5.30%, 12/05/43 (a)	100,000	91,711
5.13%, 07/20/45 (a)	600,000	535,050
5.05%, 03/25/48 (a)	1,400,000	1,230,488
4.25%, 04/01/50 (a)	150,000	118,644
5.63%, 02/21/53 (a)	200,000	189,600
5.88%, 06/01/53 (a)	200,000	195,400
6.00%, 06/01/63 (a)	200,000	196,026
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	48,286
4.38%, 09/15/45 (a)	100,000	88,458
2.60%, 10/01/50 (a)	200,000	127,840
2.80%, 12/10/51 (a)	200,000	131,814
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	150,000	128,768
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	100,000	96,217
2.60%, 11/15/29 (a)	100,000	88,164
3.25%, 11/15/39 (a)	150,000	119,304
3.40%, 11/15/49 (a)	150,000	112,376
Diageo Capital PLC
2.13%, 10/24/24 (a)	200,000	192,522
1.38%, 09/29/25 (a)	200,000	184,774
3.88%, 05/18/28 (a)	200,000	192,586
2.38%, 10/24/29 (a)	200,000	172,966
2.00%, 04/29/30 (a)	250,000	208,667
2.13%, 04/29/32 (a)	200,000	160,950
5.50%, 01/24/33 (a)	200,000	207,980
3.88%, 04/29/43 (a)	100,000	82,575
Diageo Investment Corp.
4.25%, 05/11/42	150,000	131,729
Dignity Health
4.50%, 11/01/42	50,000	42,525
5.27%, 11/01/64	50,000	45,370
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	150,000	122,088
See financial notes
Schwab Taxable Bond Funds | Annual Report51

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	96,364
Eli Lilly & Co.
2.75%, 06/01/25 (a)	100,000	96,134
5.50%, 03/15/27	200,000	206,432
3.10%, 05/15/27 (a)	100,000	94,890
3.38%, 03/15/29 (a)	200,000	187,262
4.70%, 02/27/33 (a)	200,000	199,628
3.70%, 03/01/45 (a)	100,000	83,088
3.95%, 05/15/47 (a)	50,000	43,359
3.95%, 03/15/49 (a)	200,000	172,724
2.25%, 05/15/50 (a)	200,000	123,644
4.88%, 02/27/53 (a)	200,000	197,020
4.15%, 03/15/59 (a)	150,000	127,946
2.50%, 09/15/60 (a)	100,000	59,757
4.95%, 02/27/63 (a)	150,000	146,709
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	81,027
Fomento Economico Mexicano S.A.B. de CV
3.50%, 01/16/50 (a)	300,000	219,462
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	35,809
GE HealthCare Technologies, Inc.
5.55%, 11/15/24	200,000	199,522
5.60%, 11/15/25 (a)	300,000	300,108
5.65%, 11/15/27 (a)	300,000	303,774
5.86%, 03/15/30 (a)	200,000	203,434
5.91%, 11/22/32 (a)	300,000	307,848
6.38%, 11/22/52 (a)	200,000	215,338
General Mills, Inc.
3.20%, 02/10/27 (a)	200,000	188,130
4.20%, 04/17/28 (a)	375,000	359,940
2.88%, 04/15/30 (a)	150,000	131,025
2.25%, 10/14/31 (a)	150,000	121,193
4.95%, 03/29/33 (a)	200,000	195,102
5.40%, 06/15/40	150,000	146,322
3.00%, 02/01/51 (a)	150,000	101,178
Gilead Sciences, Inc.
3.50%, 02/01/25 (a)	400,000	389,424
3.65%, 03/01/26 (a)	500,000	481,075
2.95%, 03/01/27 (a)	200,000	186,494
1.20%, 10/01/27 (a)	150,000	129,101
1.65%, 10/01/30 (a)	200,000	160,808
4.60%, 09/01/35 (a)	200,000	190,012
4.00%, 09/01/36 (a)	100,000	88,618
2.60%, 10/01/40 (a)	200,000	139,596
5.65%, 12/01/41 (a)	224,000	229,056
4.80%, 04/01/44 (a)	300,000	276,336
4.50%, 02/01/45 (a)	350,000	308,196
4.75%, 03/01/46 (a)	370,000	338,398
4.15%, 03/01/47 (a)	300,000	251,271
2.80%, 10/01/50 (a)	250,000	161,037
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	200,000	186,300
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	150,000	146,323
3.88%, 05/15/28	400,000	386,060
6.38%, 05/15/38	363,000	413,453
4.20%, 03/18/43	100,000	88,129
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (a)	400,000	376,184
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	137,760
2.88%, 09/01/50 (a)	100,000	65,289
4.50%, 07/01/57 (a)	50,000	43,059
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Haleon U.S. Capital LLC
3.38%, 03/24/29 (a)	250,000	228,735
3.63%, 03/24/32 (a)	400,000	355,252
4.00%, 03/24/52 (a)	250,000	200,977
Haleon UK Capital PLC
3.13%, 03/24/25	250,000	240,497
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	51,938
Hasbro, Inc.
3.00%, 11/19/24 (a)	100,000	96,703
3.55%, 11/19/26 (a)	150,000	141,014
3.50%, 09/15/27 (a)	100,000	93,495
3.90%, 11/19/29 (a)	100,000	90,892
6.35%, 03/15/40	50,000	50,509
5.10%, 05/15/44 (a)	50,000	43,556
HCA, Inc.
5.38%, 02/01/25	500,000	496,920
5.25%, 04/15/25	300,000	297,483
5.88%, 02/15/26 (a)	250,000	250,437
5.25%, 06/15/26 (a)	250,000	247,062
5.38%, 09/01/26 (a)	200,000	198,572
4.50%, 02/15/27 (a)	200,000	193,466
3.13%, 03/15/27 (a)	200,000	183,948
5.20%, 06/01/28 (a)	200,000	197,198
5.63%, 09/01/28 (a)	250,000	249,660
5.88%, 02/01/29 (a)	200,000	201,262
3.38%, 03/15/29 (a)	100,000	89,262
4.13%, 06/15/29 (a)	350,000	323,347
3.50%, 09/01/30 (a)	500,000	436,870
2.38%, 07/15/31 (a)	200,000	158,202
3.63%, 03/15/32 (a)	400,000	344,344
5.50%, 06/01/33 (a)	250,000	246,127
5.13%, 06/15/39 (a)	150,000	136,107
4.38%, 03/15/42 (a)	100,000	80,310
5.50%, 06/15/47 (a)	300,000	273,318
5.25%, 06/15/49 (a)	350,000	305,690
3.50%, 07/15/51 (a)	150,000	100,094
4.63%, 03/15/52 (a)	350,000	281,151
5.90%, 06/01/53 (a)	200,000	191,982
Hershey Co.
4.50%, 05/04/33 (a)	150,000	146,778
Hormel Foods Corp.
1.70%, 06/03/28 (a)	150,000	129,888
1.80%, 06/11/30 (a)	150,000	124,085
3.05%, 06/03/51 (a)	150,000	103,284
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	150,000	127,980
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	99,888
2.55%, 03/23/31 (a)	150,000	120,470
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	44,933
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	128,627
3.90%, 06/01/50 (a)	100,000	71,562
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	100,000	73,318
IQVIA, Inc.
5.70%, 05/15/28 (a)(c)	200,000	199,922
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/27 (a)	250,000	225,075
5.13%, 02/01/28 (a)	200,000	194,570
3.00%, 02/02/29 (a)	100,000	85,942
5.50%, 01/15/30 (a)	250,000	242,227
3.63%, 01/15/32 (a)	200,000	164,308
See financial notes
52Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 05/15/32 (a)	250,000	195,500
5.75%, 04/01/33 (a)	300,000	287,709
4.38%, 02/02/52 (a)	150,000	106,223
6.50%, 12/01/52 (a)	300,000	285,627
Johnson & Johnson
2.63%, 01/15/25 (a)	100,000	96,935
0.55%, 09/01/25 (a)	150,000	137,436
2.45%, 03/01/26 (a)	300,000	283,254
2.95%, 03/03/27 (a)	200,000	189,482
0.95%, 09/01/27 (a)	400,000	348,988
2.90%, 01/15/28 (a)	200,000	187,514
1.30%, 09/01/30 (a)	400,000	324,548
4.38%, 12/05/33 (a)	150,000	148,276
3.55%, 03/01/36 (a)	200,000	176,692
3.63%, 03/03/37 (a)	200,000	177,162
5.95%, 08/15/37	200,000	221,620
3.40%, 01/15/38 (a)	150,000	127,448
5.85%, 07/15/38	200,000	219,338
2.10%, 09/01/40 (a)	250,000	171,337
4.50%, 09/01/40	150,000	143,457
3.70%, 03/01/46 (a)	330,000	274,369
3.75%, 03/03/47 (a)	200,000	168,974
3.50%, 01/15/48 (a)	150,000	122,267
2.25%, 09/01/50 (a)	200,000	126,252
2.45%, 09/01/60 (a)	250,000	153,995
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	94,514
2.81%, 06/01/41 (a)	250,000	177,635
4.88%, 04/01/42	150,000	141,800
4.15%, 05/01/47 (a)	250,000	213,535
3.27%, 11/01/49 (a)	150,000	107,729
3.00%, 06/01/51 (a)	250,000	169,900
Kellogg Co.
3.25%, 04/01/26	150,000	142,796
3.40%, 11/15/27 (a)	100,000	92,991
4.30%, 05/15/28 (a)	100,000	96,217
2.10%, 06/01/30 (a)	150,000	122,853
7.45%, 04/01/31	100,000	112,825
4.50%, 04/01/46	100,000	86,255
Kenvue, Inc.
5.35%, 03/22/26 (a)(c)	250,000	251,392
5.00%, 03/22/30 (a)(c)	350,000	350,346
4.90%, 03/22/33 (a)(c)	300,000	298,461
5.10%, 03/22/43 (a)(c)	150,000	147,310
5.05%, 03/22/53 (a)(c)	150,000	146,974
5.20%, 03/22/63 (a)(c)	200,000	195,996
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 (a)	150,000	147,120
2.55%, 09/15/26 (a)	100,000	92,354
4.60%, 05/25/28 (a)	300,000	292,965
3.95%, 04/15/29 (a)	175,000	164,923
3.20%, 05/01/30 (a)	200,000	177,132
2.25%, 03/15/31 (a)	100,000	81,569
4.05%, 04/15/32 (a)	200,000	183,306
4.50%, 11/15/45 (a)	150,000	128,205
4.42%, 12/15/46 (a)	50,000	41,668
3.80%, 05/01/50 (a)	150,000	113,897
4.50%, 04/15/52 (a)	200,000	170,430
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	143,004
1.05%, 09/15/27 (a)	50,000	43,208
3.95%, 11/01/28 (a)	200,000	193,950
3.20%, 04/25/29 (a)	100,000	92,789
3.10%, 03/26/30 (a)	250,000	225,892
2.00%, 11/02/31 (a)	150,000	123,198
4.50%, 02/16/33 (a)	100,000	98,220
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 07/30/46 (a)	100,000	73,062
3.90%, 05/04/47 (a)	100,000	82,734
2.88%, 02/07/50 (a)	100,000	69,257
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	38,000	37,580
Koninklijke Philips N.V.
6.88%, 03/11/38	150,000	162,658
5.00%, 03/15/42	95,000	84,452
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	450,000	424,314
3.88%, 05/15/27 (a)	250,000	238,920
3.75%, 04/01/30 (a)	50,000	45,825
4.25%, 03/01/31 (a)	200,000	187,358
6.88%, 01/26/39	150,000	164,488
6.50%, 02/09/40	250,000	264,652
5.00%, 06/04/42	200,000	182,548
5.20%, 07/15/45 (a)	250,000	230,452
4.38%, 06/01/46 (a)	450,000	372,519
4.88%, 10/01/49 (a)	250,000	221,742
5.50%, 06/01/50 (a)	200,000	193,286
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	100,000	97,464
2.30%, 12/01/24 (a)	100,000	95,678
3.60%, 02/01/25 (a)	150,000	145,527
3.60%, 09/01/27 (a)	150,000	142,251
2.95%, 12/01/29 (a)	100,000	87,916
2.70%, 06/01/31 (a)	150,000	125,241
4.70%, 02/01/45 (a)	150,000	128,748
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	78,900
4.12%, 07/01/55	100,000	81,629
3.34%, 07/01/60 (a)	100,000	68,739
Mattel, Inc.
5.45%, 11/01/41 (a)	75,000	64,627
Mayo Clinic
4.00%, 11/15/47	100,000	82,477
3.20%, 11/15/61 (a)	150,000	100,760
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	146,376
0.90%, 02/15/26 (a)	200,000	180,046
3.40%, 08/15/27 (a)	150,000	140,591
1.85%, 02/15/31 (a)	100,000	78,786
4.20%, 08/15/47 (a)	50,000	40,273
McKesson Corp.
0.90%, 12/03/25 (a)	200,000	181,184
1.30%, 08/15/26 (a)	200,000	179,286
3.95%, 02/16/28 (a)	100,000	95,498
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	83,943
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	146,121
5.90%, 11/01/39	150,000	153,939
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	200,000	194,584
4.50%, 03/30/33 (a)	150,000	145,084
Medtronic, Inc.
4.38%, 03/15/35	400,000	378,644
4.63%, 03/15/45	325,000	305,523
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	96,328
4.20%, 07/01/55	190,000	158,635
See financial notes
Schwab Taxable Bond Funds | Annual Report53

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Merck & Co., Inc.
2.75%, 02/10/25 (a)	380,000	367,494
0.75%, 02/24/26 (a)	250,000	226,380
1.70%, 06/10/27 (a)	300,000	269,076
1.90%, 12/10/28 (a)	200,000	173,832
3.40%, 03/07/29 (a)	350,000	325,986
4.30%, 05/17/30 (a)	150,000	145,438
1.45%, 06/24/30 (a)	250,000	201,812
2.15%, 12/10/31 (a)	400,000	327,132
4.50%, 05/17/33 (a)	350,000	341,239
6.55%, 09/15/37	100,000	112,470
3.90%, 03/07/39 (a)	200,000	175,214
2.35%, 06/24/40 (a)	100,000	69,958
3.60%, 09/15/42 (a)	100,000	81,784
4.15%, 05/18/43	200,000	177,340
4.90%, 05/17/44 (a)	150,000	145,702
3.70%, 02/10/45 (a)	400,000	326,904
4.00%, 03/07/49 (a)	300,000	253,965
2.45%, 06/24/50 (a)	250,000	155,600
2.75%, 12/10/51 (a)	400,000	262,404
5.00%, 05/17/53 (a)	250,000	244,330
2.90%, 12/10/61 (a)	250,000	157,345
5.15%, 05/17/63 (a)	150,000	146,499
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	350,000	328,086
5.00%, 05/01/42	200,000	180,902
4.20%, 07/15/46 (a)	330,000	261,664
Mondelez International, Inc.
1.50%, 05/04/25 (a)	175,000	163,744
2.63%, 03/17/27 (a)	150,000	137,928
2.75%, 04/13/30 (a)	150,000	129,692
1.50%, 02/04/31 (a)	150,000	116,418
3.00%, 03/17/32 (a)	150,000	128,379
1.88%, 10/15/32 (a)	150,000	116,066
2.63%, 09/04/50 (a)	150,000	94,073
Montefiore Obligated Group
4.29%, 09/01/50	100,000	61,785
Mount Sinai Hospital
3.74%, 07/01/49 (a)	100,000	73,959
3.39%, 07/01/50 (a)	150,000	101,993
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	59,075
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	141,255
5.40%, 11/29/43 (a)	100,000	83,587
5.20%, 04/15/48 (a)	100,000	78,017
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	34,465
4.26%, 11/01/47 (a)	150,000	118,931
3.81%, 11/01/49 (a)	100,000	73,839
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	75,437
3.17%, 11/01/51 (a)	100,000	69,766
Novartis Capital Corp.
1.75%, 02/14/25 (a)	250,000	237,970
3.00%, 11/20/25 (a)	250,000	239,145
2.00%, 02/14/27 (a)	200,000	182,658
3.10%, 05/17/27 (a)	200,000	189,168
2.20%, 08/14/30 (a)	250,000	213,152
3.70%, 09/21/42	100,000	83,185
4.40%, 05/06/44	350,000	324,016
4.00%, 11/20/45 (a)	225,000	194,017
2.75%, 08/14/50 (a)	200,000	137,512
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	50,000	29,803
NYU Langone Hospitals
4.78%, 07/01/44	100,000	87,750
4.37%, 07/01/47 (a)	100,000	84,165
3.38%, 07/01/55 (a)	150,000	101,810
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	122,612
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	50,000	40,681
3.33%, 10/01/50 (a)	100,000	71,031
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	50,000	45,628
4.79%, 11/15/48 (a)	75,000	64,064
3.22%, 11/15/50 (a)	100,000	64,538
PepsiCo, Inc.
2.25%, 03/19/25 (a)	300,000	287,190
2.75%, 04/30/25 (a)	150,000	144,304
3.50%, 07/17/25 (a)	150,000	145,860
2.85%, 02/24/26 (a)	100,000	95,269
2.38%, 10/06/26 (a)	250,000	234,255
2.63%, 03/19/27 (a)	150,000	139,883
3.00%, 10/15/27 (a)	250,000	235,045
7.00%, 03/01/29	150,000	167,064
2.63%, 07/29/29 (a)	250,000	224,092
2.75%, 03/19/30 (a)	350,000	311,741
1.63%, 05/01/30 (a)	200,000	164,708
1.40%, 02/25/31 (a)	200,000	159,250
1.95%, 10/21/31 (a)	250,000	204,165
3.90%, 07/18/32 (a)	200,000	189,812
5.50%, 01/15/40	150,000	157,608
3.50%, 03/19/40 (a)	50,000	41,155
2.63%, 10/21/41 (a)	150,000	109,002
3.60%, 08/13/42	150,000	125,397
4.45%, 04/14/46 (a)	200,000	186,698
3.45%, 10/06/46 (a)	150,000	119,607
4.00%, 05/02/47 (a)	100,000	88,388
3.38%, 07/29/49 (a)	150,000	116,246
2.88%, 10/15/49 (a)	150,000	106,416
3.63%, 03/19/50 (a)	200,000	161,372
2.75%, 10/21/51 (a)	150,000	101,585
4.20%, 07/18/52 (a)	100,000	89,148
3.88%, 03/19/60 (a)	200,000	164,096
PerkinElmer, Inc.
0.85%, 09/15/24 (a)	150,000	142,214
1.90%, 09/15/28 (a)	100,000	84,749
3.30%, 09/15/29 (a)	150,000	133,451
2.55%, 03/15/31 (a)	100,000	81,911
2.25%, 09/15/31 (a)	150,000	118,452
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25	500,000	495,180
4.45%, 05/19/26 (a)	500,000	492,030
4.45%, 05/19/28 (a)	500,000	490,625
4.65%, 05/19/30 (a)	650,000	640,425
4.75%, 05/19/33 (a)	850,000	836,842
5.11%, 05/19/43 (a)	500,000	487,075
5.30%, 05/19/53 (a)	1,100,000	1,101,496
5.34%, 05/19/63 (a)	750,000	739,297
Pfizer, Inc.
0.80%, 05/28/25 (a)	250,000	231,972
2.75%, 06/03/26	300,000	283,134
3.00%, 12/15/26	350,000	331,506
3.60%, 09/15/28 (a)	200,000	190,630
3.45%, 03/15/29 (a)	300,000	281,556
2.63%, 04/01/30 (a)	200,000	175,892
See financial notes
54Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.70%, 05/28/30 (a)	200,000	164,974
1.75%, 08/18/31 (a)	275,000	221,433
4.00%, 12/15/36	150,000	136,167
4.10%, 09/15/38 (a)	150,000	134,621
3.90%, 03/15/39 (a)	50,000	43,439
7.20%, 03/15/39	460,000	556,467
2.55%, 05/28/40 (a)	200,000	143,328
5.60%, 09/15/40	50,000	51,949
4.30%, 06/15/43	100,000	90,242
4.40%, 05/15/44	180,000	164,137
4.13%, 12/15/46	200,000	173,242
4.20%, 09/15/48 (a)	200,000	177,060
4.00%, 03/15/49 (a)	250,000	214,965
2.70%, 05/28/50 (a)	200,000	135,728
Philip Morris International, Inc.
3.25%, 11/10/24	80,000	77,922
5.13%, 11/15/24	100,000	99,528
1.50%, 05/01/25 (a)	175,000	164,388
3.38%, 08/11/25 (a)	130,000	125,455
5.00%, 11/17/25	400,000	397,788
4.88%, 02/13/26	200,000	198,126
0.88%, 05/01/26 (a)	150,000	134,378
5.13%, 11/17/27 (a)	300,000	299,523
4.88%, 02/15/28 (a)	250,000	246,685
3.13%, 03/02/28 (a)	100,000	91,847
3.38%, 08/15/29 (a)	150,000	135,026
5.63%, 11/17/29 (a)	250,000	252,690
5.13%, 02/15/30 (a)	450,000	444,960
2.10%, 05/01/30 (a)	150,000	123,206
1.75%, 11/01/30 (a)	150,000	117,681
5.75%, 11/17/32 (a)	300,000	304,335
5.38%, 02/15/33 (a)	400,000	395,096
6.38%, 05/16/38	250,000	269,135
4.38%, 11/15/41	200,000	165,644
4.50%, 03/20/42	100,000	84,971
3.88%, 08/21/42	100,000	78,169
4.13%, 03/04/43	175,000	139,512
4.88%, 11/15/43	100,000	88,032
4.25%, 11/10/44	200,000	162,260
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	133,122
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	200,000	173,264
3.50%, 03/01/32 (a)	150,000	120,933
6.25%, 07/01/33 (a)	150,000	148,950
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	169,772
3.93%, 10/01/48 (a)	100,000	75,241
2.70%, 10/01/51 (a)	150,000	87,963
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33 (a)	100,000	98,761
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	145,179
3.45%, 06/01/26 (a)	150,000	143,283
4.20%, 06/30/29 (a)	100,000	95,799
2.95%, 06/30/30 (a)	150,000	130,130
2.80%, 06/30/31 (a)	200,000	169,866
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	250,000	199,125
2.80%, 09/15/50 (a)	150,000	93,380
Reynolds American, Inc.
4.45%, 06/12/25 (a)	495,000	484,531
5.70%, 08/15/35 (a)	150,000	138,770
7.25%, 06/15/37	50,000	52,500
6.15%, 09/15/43	100,000	91,610
5.85%, 08/15/45 (a)	350,000	304,220
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Royalty Pharma PLC
1.20%, 09/02/25 (a)	250,000	227,830
1.75%, 09/02/27 (a)	200,000	172,674
2.20%, 09/02/30 (a)	200,000	159,558
2.15%, 09/02/31 (a)	150,000	116,331
3.30%, 09/02/40 (a)	200,000	137,726
3.55%, 09/02/50 (a)	150,000	98,120
3.35%, 09/02/51 (a)	50,000	31,055
Rush Obligated Group
3.92%, 11/15/29 (a)	100,000	92,585
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	40,000	32,219
Sanofi
3.63%, 06/19/28 (a)	250,000	241,425
Sharp HealthCare
2.68%, 08/01/50 (a)	50,000	31,134
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	485,000	455,502
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	197,962
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	99,105
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	89,366
3.80%, 11/15/48 (a)	150,000	119,124
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	150,000	124,049
3.75%, 03/15/51 (a)	150,000	110,160
Stryker Corp.
1.15%, 06/15/25 (a)	100,000	92,902
3.38%, 11/01/25 (a)	150,000	144,018
3.50%, 03/15/26 (a)	150,000	143,955
3.65%, 03/07/28 (a)	150,000	142,437
1.95%, 06/15/30 (a)	250,000	206,547
4.38%, 05/15/44 (a)	100,000	86,012
4.63%, 03/15/46 (a)	150,000	135,093
2.90%, 06/15/50 (a)	200,000	133,628
Sutter Health
1.32%, 08/15/25 (a)	100,000	91,675
2.29%, 08/15/30 (a)	100,000	82,731
3.16%, 08/15/40 (a)	100,000	73,794
4.09%, 08/15/48 (a)	65,000	52,670
3.36%, 08/15/50 (a)	150,000	105,165
5.55%, 08/15/53 (a)	100,000	101,837
Sysco Corp.
3.75%, 10/01/25 (a)	100,000	96,722
3.30%, 07/15/26 (a)	150,000	142,373
3.25%, 07/15/27 (a)	150,000	139,850
2.40%, 02/15/30 (a)	100,000	84,546
5.95%, 04/01/30 (a)	200,000	207,192
2.45%, 12/14/31 (a)	150,000	121,442
6.60%, 04/01/40 (a)	75,000	79,633
4.85%, 10/01/45 (a)	100,000	86,136
4.50%, 04/01/46 (a)	150,000	125,063
4.45%, 03/15/48 (a)	100,000	82,950
3.30%, 02/15/50 (a)	100,000	68,882
6.60%, 04/01/50 (a)	150,000	165,177
3.15%, 12/14/51 (a)	150,000	99,921
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	250,000	247,927
2.05%, 03/31/30 (a)	500,000	411,570
3.03%, 07/09/40 (a)	200,000	145,446
3.18%, 07/09/50 (a)	450,000	302,809
3.38%, 07/09/60 (a)	200,000	130,592
See financial notes
Schwab Taxable Bond Funds | Annual Report55

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Health Resources
2.33%, 11/15/50 (a)	200,000	113,450
The Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	84,795
2.59%, 02/01/50 (a)	80,000	49,467
The Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	63,712
The Cleveland Clinic Foundation
4.86%, 01/01/14	100,000	88,257
The Clorox Co.
3.10%, 10/01/27 (a)	150,000	138,809
3.90%, 05/15/28 (a)	100,000	94,997
4.60%, 05/01/32 (a)	200,000	193,470
The Coca-Cola Co.
1.75%, 09/06/24	200,000	192,850
3.38%, 03/25/27	200,000	191,602
1.45%, 06/01/27	200,000	178,598
1.50%, 03/05/28	200,000	175,406
1.00%, 03/15/28	250,000	214,222
2.13%, 09/06/29	150,000	131,081
3.45%, 03/25/30	200,000	186,102
1.65%, 06/01/30	300,000	247,344
2.00%, 03/05/31	125,000	103,993
1.38%, 03/15/31	250,000	197,400
2.25%, 01/05/32	350,000	293,860
2.50%, 06/01/40	200,000	144,496
2.88%, 05/05/41	150,000	113,576
4.20%, 03/25/50	100,000	90,140
2.60%, 06/01/50	300,000	199,431
3.00%, 03/05/51	250,000	180,712
2.50%, 03/15/51	150,000	97,116
2.75%, 06/01/60	200,000	130,418
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	50,000	48,010
3.15%, 03/15/27 (a)	100,000	94,640
2.38%, 12/01/29 (a)	100,000	85,714
2.60%, 04/15/30 (a)	150,000	129,534
1.95%, 03/15/31 (a)	150,000	121,274
4.65%, 05/15/33 (a)	100,000	96,954
6.00%, 05/15/37	90,000	95,945
4.15%, 03/15/47 (a)	100,000	84,249
3.13%, 12/01/49 (a)	150,000	104,330
5.15%, 05/15/53 (a)	100,000	96,960
The Hershey Co.
2.05%, 11/15/24 (a)	100,000	96,276
0.90%, 06/01/25 (a)	150,000	139,317
2.45%, 11/15/29 (a)	100,000	87,619
3.13%, 11/15/49 (a)	100,000	71,247
2.65%, 06/01/50 (a)	100,000	64,012
The JM Smucker Co.
3.50%, 03/15/25	237,000	229,764
2.38%, 03/15/30 (a)	100,000	84,416
2.13%, 03/15/32 (a)	250,000	198,552
4.38%, 03/15/45	100,000	82,962
3.55%, 03/15/50 (a)	100,000	70,332
The Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	121,397
The Kroger Co.
3.50%, 02/01/26 (a)	200,000	191,062
2.65%, 10/15/26 (a)	150,000	138,822
3.70%, 08/01/27 (a)	100,000	95,030
4.50%, 01/15/29 (a)	200,000	193,482
1.70%, 01/15/31 (a)	100,000	77,763
6.90%, 04/15/38	50,000	54,976
5.40%, 07/15/40 (a)	100,000	94,185
5.00%, 04/15/42 (a)	100,000	89,024
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 10/15/46 (a)	100,000	74,935
4.45%, 02/01/47 (a)	200,000	166,996
4.65%, 01/15/48 (a)	50,000	42,770
5.40%, 01/15/49 (a)	100,000	95,632
3.95%, 01/15/50 (a)	150,000	116,300
The Methodist Hospital
2.71%, 12/01/50 (a)	150,000	94,737
The New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	65,439
4.02%, 08/01/45	150,000	123,722
2.61%, 08/01/60 (a)	100,000	55,934
3.95%, 08/01/19 (a)	100,000	70,914
The Procter & Gamble Co.
0.55%, 10/29/25	125,000	113,955
2.70%, 02/02/26	150,000	143,094
1.00%, 04/23/26	250,000	227,475
2.45%, 11/03/26	241,000	225,665
1.90%, 02/01/27	200,000	182,996
2.80%, 03/25/27	100,000	93,847
2.85%, 08/11/27	150,000	140,619
3.95%, 01/26/28	100,000	98,227
3.00%, 03/25/30	300,000	274,143
1.20%, 10/29/30	150,000	119,937
1.95%, 04/23/31	150,000	125,856
2.30%, 02/01/32	200,000	171,150
5.55%, 03/05/37	150,000	162,370
3.55%, 03/25/40	100,000	85,950
3.50%, 10/25/47	100,000	80,965
3.60%, 03/25/50	175,000	143,981
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 (a)	500,000	476,725
4.95%, 08/10/26 (a)	100,000	99,633
1.75%, 10/15/28 (a)	100,000	86,173
2.60%, 10/01/29 (a)	150,000	131,703
2.00%, 10/15/31 (a)	250,000	201,635
4.95%, 11/21/32 (a)	150,000	149,916
5.09%, 08/10/33 (a)	200,000	201,048
2.80%, 10/15/41 (a)	250,000	180,297
5.40%, 08/10/43 (a)	100,000	101,116
5.30%, 02/01/44 (a)	45,000	44,933
4.10%, 08/15/47 (a)	150,000	128,904
Trinity Health Corp.
4.13%, 12/01/45	100,000	83,647
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	200,000	193,376
3.55%, 06/02/27 (a)	250,000	235,087
4.35%, 03/01/29 (a)	150,000	142,040
4.88%, 08/15/34 (a)	50,000	47,551
5.15%, 08/15/44 (a)	150,000	133,857
4.55%, 06/02/47 (a)	100,000	80,092
5.10%, 09/28/48 (a)	300,000	260,748
Unilever Capital Corp.
3.38%, 03/22/25 (a)	100,000	97,263
2.00%, 07/28/26	250,000	231,310
2.90%, 05/05/27 (a)	250,000	233,517
3.50%, 03/22/28 (a)	250,000	237,740
2.13%, 09/06/29 (a)	150,000	130,607
1.38%, 09/14/30 (a)	100,000	79,709
1.75%, 08/12/31 (a)	150,000	120,054
5.90%, 11/15/32	100,000	108,846
2.63%, 08/12/51 (a)	100,000	65,998
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	150,000	133,302
2.65%, 10/15/30 (a)	225,000	181,273
See financial notes
56Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UPMC
5.04%, 05/15/33 (a)	150,000	147,769
5.38%, 05/15/43 (a)	100,000	97,113
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	400,000	378,144
5.25%, 06/15/46 (a)	200,000	158,636
Viatris, Inc.
1.65%, 06/22/25 (a)	150,000	138,963
2.30%, 06/22/27 (a)	100,000	87,491
2.70%, 06/22/30 (a)	300,000	243,735
3.85%, 06/22/40 (a)	300,000	210,531
4.00%, 06/22/50 (a)	300,000	198,786
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	62,796
Whirlpool Corp.
3.70%, 05/01/25	100,000	97,011
4.75%, 02/26/29 (a)	100,000	97,369
2.40%, 05/15/31 (a)	100,000	81,116
4.50%, 06/01/46 (a)	100,000	81,217
4.60%, 05/15/50 (a)	100,000	82,137
Willis-Knighton Medical Center
3.07%, 03/01/51 (a)	150,000	91,974
Wyeth LLC
6.50%, 02/01/34	150,000	167,478
6.00%, 02/15/36	100,000	107,365
5.95%, 04/01/37	400,000	428,912
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	86,697
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	350,000	338,618
3.05%, 01/15/26 (a)	100,000	94,820
5.75%, 11/30/39	150,000	144,943
4.45%, 08/15/45 (a)	150,000	124,958
Zoetis, Inc.
5.40%, 11/14/25 (a)	100,000	100,060
3.00%, 09/12/27 (a)	200,000	186,198
3.90%, 08/20/28 (a)	100,000	95,675
2.00%, 05/15/30 (a)	150,000	123,684
5.60%, 11/16/32 (a)	150,000	154,792
4.70%, 02/01/43 (a)	195,000	176,730
3.95%, 09/12/47 (a)	100,000	80,090
4.45%, 08/20/48 (a)	100,000	86,634
3.00%, 05/15/50 (a)	100,000	68,262
		170,723,746
Energy 1.7%
Apache Corp.
4.38%, 10/15/28 (a)	100,000	92,237
4.25%, 01/15/30 (a)	100,000	91,378
6.00%, 01/15/37	100,000	93,798
5.10%, 09/01/40 (a)	150,000	125,240
5.25%, 02/01/42 (a)	100,000	82,243
4.75%, 04/15/43 (a)	100,000	76,542
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	200,000	185,684
3.14%, 11/07/29 (a)	100,000	89,032
4.49%, 05/01/30 (a)	150,000	144,479
4.08%, 12/15/47 (a)	250,000	199,325
Baker Hughes Holdings LLC
5.13%, 09/15/40	200,000	189,466
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	350,000	345,229
4.80%, 05/03/29 (a)	100,000	95,277
3.40%, 02/15/31 (a)	100,000	85,339
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	100,000	97,412
3.41%, 02/11/26 (a)	150,000	144,237
3.12%, 05/04/26 (a)	200,000	190,246
3.02%, 01/16/27 (a)	100,000	93,904
3.54%, 04/06/27 (a)	100,000	95,478
3.59%, 04/14/27 (a)	200,000	190,740
3.94%, 09/21/28 (a)	150,000	143,394
4.23%, 11/06/28 (a)	350,000	338,026
3.63%, 04/06/30 (a)	300,000	277,164
1.75%, 08/10/30 (a)	200,000	162,252
2.72%, 01/12/32 (a)	350,000	293,093
4.81%, 02/13/33 (a)	400,000	387,300
4.89%, 09/11/33 (a)	250,000	243,407
3.06%, 06/17/41 (a)	300,000	220,173
3.00%, 02/24/50 (a)	400,000	266,684
2.77%, 11/10/50 (a)	250,000	158,007
2.94%, 06/04/51 (a)	300,000	196,278
3.00%, 03/17/52 (a)	250,000	164,310
3.38%, 02/08/61 (a)	400,000	269,276
BP Capital Markets PLC
3.28%, 09/19/27 (a)	350,000	329,836
3.72%, 11/28/28 (a)	150,000	141,077
Burlington Resources LLC
7.40%, 12/01/31	200,000	230,458
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (a)	130,000	126,435
2.05%, 07/15/25 (a)	100,000	93,753
3.85%, 06/01/27 (a)	250,000	236,722
6.45%, 06/30/33	195,000	200,873
6.25%, 03/15/38	180,000	181,874
6.75%, 02/01/39	150,000	154,504
4.95%, 06/01/47 (a)	100,000	87,012
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	200,000	161,084
5.25%, 06/15/37 (a)	200,000	183,546
6.75%, 11/15/39	150,000	155,793
5.40%, 06/15/47 (a)	100,000	90,068
3.75%, 02/15/52 (a)	150,000	105,410
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	300,000	299,223
5.13%, 06/30/27 (a)	275,000	272,269
3.70%, 11/15/29 (a)	200,000	182,018
2.74%, 12/31/39 (a)	200,000	155,228
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	250,000	231,092
4.00%, 03/01/31 (a)	250,000	220,952
3.25%, 01/31/32 (a)	150,000	123,939
5.95%, 06/30/33 (a)(c)	300,000	299,784
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	300,000	282,657
Chevron Corp.
1.55%, 05/11/25 (a)	450,000	423,490
2.95%, 05/16/26 (a)	400,000	381,332
2.00%, 05/11/27 (a)	200,000	181,392
2.24%, 05/11/30 (a)	100,000	85,730
3.08%, 05/11/50 (a)	150,000	106,655
Chevron USA, Inc.
3.90%, 11/15/24 (a)	200,000	196,652
0.69%, 08/12/25 (a)	100,000	92,028
1.02%, 08/12/27 (a)	150,000	130,314
3.85%, 01/15/28 (a)	200,000	193,334
3.25%, 10/15/29 (a)	100,000	91,720
6.00%, 03/01/41 (a)	50,000	53,907
5.25%, 11/15/43 (a)	100,000	99,332
2.34%, 08/12/50 (a)	150,000	91,241
See financial notes
Schwab Taxable Bond Funds | Annual Report57

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	195,292
5.80%, 06/01/45 (a)	100,000	92,820
ConocoPhillips Co.
2.40%, 03/07/25 (a)	200,000	191,804
6.95%, 04/15/29	200,000	220,120
5.90%, 10/15/32	100,000	107,022
5.05%, 09/15/33 (a)	150,000	149,172
6.50%, 02/01/39	300,000	334,779
3.76%, 03/15/42 (a)	250,000	202,915
4.30%, 11/15/44 (a)	150,000	128,810
4.88%, 10/01/47 (a)	100,000	92,002
3.80%, 03/15/52 (a)	200,000	154,242
5.30%, 05/15/53 (a)	150,000	146,646
5.55%, 03/15/54 (a)	200,000	200,674
4.03%, 03/15/62 (a)	407,000	312,902
5.70%, 09/15/63 (a)	150,000	151,196
Continental Resources, Inc.
4.38%, 01/15/28 (a)	250,000	235,545
4.90%, 06/01/44 (a)	100,000	76,875
Coterra Energy, Inc.
4.38%, 03/15/29 (a)	100,000	94,230
DCP Midstream Operating LP
5.38%, 07/15/25 (a)	200,000	198,282
5.13%, 05/15/29 (a)	200,000	195,514
3.25%, 02/15/32 (a)	200,000	166,914
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	150,778
5.25%, 10/15/27 (a)	130,000	128,850
5.88%, 06/15/28 (a)(c)	30,000	30,047
4.50%, 01/15/30 (a)	130,000	121,672
7.95%, 04/15/32	100,000	113,717
5.60%, 07/15/41 (a)	350,000	325,409
4.75%, 05/15/42 (a)	100,000	83,613
5.00%, 06/15/45 (a)	100,000	85,786
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	188,346
3.50%, 12/01/29 (a)	150,000	135,822
3.13%, 03/24/31 (a)	300,000	257,985
6.25%, 03/15/33 (a)	200,000	206,826
4.25%, 03/15/52 (a)	150,000	112,811
6.25%, 03/15/53 (a)	100,000	99,761
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	100,000	96,281
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	200,000	174,204
4.80%, 11/01/43 (a)(c)	100,000	85,131
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	150,000	145,830
4.15%, 09/15/29 (a)	100,000	92,166
5.00%, 05/15/44 (a)	75,000	61,475
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	180,000	167,792
7.38%, 10/15/45 (a)	100,000	113,129
Enbridge, Inc.
2.50%, 01/15/25 (a)	200,000	191,628
2.50%, 02/14/25	200,000	191,142
5.97%, 03/08/26 (a)	150,000	150,063
1.60%, 10/04/26 (a)	100,000	89,733
3.70%, 07/15/27 (a)	150,000	141,531
3.13%, 11/15/29 (a)	250,000	220,967
5.70%, 03/08/33 (a)	400,000	400,344
2.50%, 08/01/33 (a)	200,000	155,228
4.50%, 06/10/44 (a)	100,000	81,828
5.50%, 12/01/46 (a)	200,000	186,334
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 11/15/49 (a)	100,000	75,214
3.40%, 08/01/51 (a)	150,000	101,058
Energy Transfer LP
4.05%, 03/15/25 (a)	150,000	146,073
2.90%, 05/15/25 (a)	150,000	142,653
4.75%, 01/15/26 (a)	150,000	146,939
3.90%, 07/15/26 (a)	100,000	95,578
4.40%, 03/15/27 (a)	150,000	143,975
4.20%, 04/15/27 (a)	100,000	95,345
5.50%, 06/01/27 (a)	150,000	149,223
4.00%, 10/01/27 (a)	200,000	187,998
5.55%, 02/15/28 (a)	150,000	149,616
4.95%, 06/15/28 (a)	150,000	145,344
5.25%, 04/15/29 (a)	300,000	293,220
3.75%, 05/15/30 (a)	300,000	268,359
5.75%, 02/15/33 (a)	250,000	248,497
4.90%, 03/15/35 (a)	80,000	73,070
6.63%, 10/15/36	100,000	102,678
5.80%, 06/15/38 (a)	150,000	142,289
7.50%, 07/01/38	150,000	163,246
6.05%, 06/01/41 (a)	100,000	94,379
6.50%, 02/01/42 (a)	150,000	149,472
6.10%, 02/15/42	100,000	94,152
5.15%, 02/01/43 (a)	100,000	84,324
5.95%, 10/01/43 (a)	100,000	91,632
5.30%, 04/01/44 (a)	100,000	85,341
5.15%, 03/15/45 (a)	200,000	168,730
5.35%, 05/15/45 (a)	100,000	85,574
6.13%, 12/15/45 (a)	165,000	155,082
5.30%, 04/15/47 (a)	100,000	84,949
5.40%, 10/01/47 (a)	300,000	258,654
6.00%, 06/15/48 (a)	150,000	138,672
6.25%, 04/15/49 (a)	300,000	287,199
5.00%, 05/15/50 (a)	350,000	288,197
Enterprise Products Operating LLC
3.75%, 02/15/25 (a)	230,000	223,838
3.70%, 02/15/26 (a)	100,000	96,485
3.95%, 02/15/27 (a)	150,000	144,341
4.15%, 10/16/28 (a)	150,000	143,354
3.13%, 07/31/29 (a)	200,000	179,248
2.80%, 01/31/30 (a)	250,000	216,895
5.35%, 01/31/33 (a)	200,000	201,162
6.88%, 03/01/33	150,000	166,659
7.55%, 04/15/38	100,000	115,392
6.13%, 10/15/39	50,000	52,025
6.45%, 09/01/40	100,000	106,578
5.95%, 02/01/41	100,000	102,320
5.70%, 02/15/42	100,000	98,739
4.85%, 08/15/42 (a)	100,000	89,839
4.45%, 02/15/43 (a)	200,000	170,242
4.85%, 03/15/44 (a)	300,000	268,287
5.10%, 02/15/45 (a)	200,000	183,740
4.90%, 05/15/46 (a)	200,000	177,702
4.25%, 02/15/48 (a)	250,000	203,990
4.80%, 02/01/49 (a)	250,000	219,942
4.20%, 01/31/50 (a)	250,000	200,212
3.70%, 01/31/51 (a)	200,000	146,608
3.20%, 02/15/52 (a)	250,000	169,190
3.30%, 02/15/53 (a)	250,000	171,262
4.95%, 10/15/54 (a)	100,000	88,816
3.95%, 01/31/60 (a)	150,000	111,104
5.25%, 08/16/77 (a)(b)	200,000	176,482
5.38%, 02/15/78 (a)(b)	100,000	83,314
EOG Resources, Inc.
3.15%, 04/01/25 (a)	100,000	96,746
4.15%, 01/15/26 (a)	100,000	97,948
4.38%, 04/15/30 (a)	100,000	97,211
See financial notes
58Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 04/01/35 (a)	174,000	153,894
4.95%, 04/15/50 (a)	150,000	142,191
EQT Corp.
6.63%, 02/01/25 (a)(e)	200,000	199,832
3.90%, 10/01/27 (a)	250,000	233,965
5.00%, 01/15/29 (a)	100,000	95,139
7.50%, 02/01/30 (a)(e)	50,000	52,500
Exxon Mobil Corp.
2.02%, 08/16/24 (a)	250,000	242,110
2.71%, 03/06/25 (a)	200,000	192,968
2.99%, 03/19/25 (a)	500,000	484,200
3.04%, 03/01/26 (a)	500,000	477,940
2.28%, 08/16/26 (a)	150,000	139,767
3.29%, 03/19/27 (a)	150,000	143,156
2.44%, 08/16/29 (a)	200,000	176,594
3.48%, 03/19/30 (a)	400,000	370,344
2.61%, 10/15/30 (a)	350,000	303,516
3.00%, 08/16/39 (a)	150,000	115,671
4.23%, 03/19/40 (a)	350,000	313,134
3.57%, 03/06/45 (a)	230,000	179,676
4.11%, 03/01/46 (a)	400,000	340,116
3.10%, 08/16/49 (a)	300,000	211,158
4.33%, 03/19/50 (a)	500,000	433,715
3.45%, 04/15/51 (a)	450,000	335,043
Halliburton Co.
3.80%, 11/15/25 (a)	100,000	97,490
2.92%, 03/01/30 (a)	200,000	174,614
4.85%, 11/15/35 (a)	150,000	140,756
6.70%, 09/15/38	100,000	110,164
7.45%, 09/15/39	200,000	234,080
4.50%, 11/15/41 (a)	150,000	126,639
4.75%, 08/01/43 (a)	100,000	86,562
5.00%, 11/15/45 (a)	330,000	297,667
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	200,000	162,746
Hess Corp.
4.30%, 04/01/27 (a)	250,000	240,680
7.88%, 10/01/29	100,000	110,588
7.30%, 08/15/31	100,000	109,218
7.13%, 03/15/33	200,000	218,296
6.00%, 01/15/40	100,000	98,250
5.60%, 02/15/41	100,000	94,194
5.80%, 04/01/47 (a)	50,000	47,932
HF Sinclair Corp.
2.63%, 10/01/23	100,000	99,717
5.88%, 04/01/26 (a)	150,000	150,775
4.50%, 10/01/30 (a)	100,000	89,801
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	200,000	217,762
5.80%, 03/15/35	150,000	146,999
6.95%, 01/15/38	330,000	353,813
6.55%, 09/15/40	150,000	149,041
7.50%, 11/15/40	100,000	109,160
5.63%, 09/01/41	50,000	45,538
5.00%, 08/15/42 (a)	100,000	84,039
4.70%, 11/01/42 (a)	45,000	36,616
5.00%, 03/01/43 (a)	100,000	84,749
5.50%, 03/01/44 (a)	200,000	179,012
5.40%, 09/01/44 (a)	195,000	170,217
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	245,000	239,600
1.75%, 11/15/26 (a)	100,000	89,561
4.30%, 03/01/28 (a)	200,000	190,726
2.00%, 02/15/31 (a)	250,000	196,572
7.75%, 01/15/32	150,000	167,823
5.20%, 06/01/33 (a)	250,000	239,570
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 12/01/34 (a)	250,000	238,217
5.55%, 06/01/45 (a)	330,000	298,897
5.05%, 02/15/46 (a)	200,000	168,600
5.20%, 03/01/48 (a)	100,000	86,383
3.25%, 08/01/50 (a)	100,000	63,102
3.60%, 02/15/51 (a)	150,000	101,060
5.45%, 08/01/52 (a)	150,000	134,097
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	200,000	174,744
5.15%, 10/15/43 (a)	150,000	127,568
4.85%, 02/01/49 (a)	150,000	121,917
3.95%, 03/01/50 (a)	150,000	105,159
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	190,862
6.80%, 03/15/32	100,000	104,428
6.60%, 10/01/37	150,000	151,332
5.20%, 06/01/45 (a)	100,000	82,824
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	130,000	127,191
4.70%, 05/01/25 (a)	200,000	196,606
5.13%, 12/15/26 (a)	100,000	99,568
3.80%, 04/01/28 (a)	100,000	93,535
6.50%, 03/01/41 (a)	200,000	204,784
4.75%, 09/15/44 (a)	150,000	125,295
4.50%, 04/01/48 (a)	50,000	39,284
5.00%, 09/15/54 (a)	100,000	82,011
MPLX LP
4.88%, 12/01/24 (a)	300,000	296,262
4.00%, 02/15/25 (a)	100,000	97,435
4.88%, 06/01/25 (a)	300,000	295,449
1.75%, 03/01/26 (a)	250,000	227,800
4.13%, 03/01/27 (a)	200,000	191,720
4.25%, 12/01/27 (a)	150,000	142,871
4.00%, 03/15/28 (a)	150,000	140,927
4.80%, 02/15/29 (a)	150,000	144,644
2.65%, 08/15/30 (a)	250,000	207,595
4.95%, 09/01/32 (a)	150,000	141,531
5.00%, 03/01/33 (a)	150,000	141,662
4.50%, 04/15/38 (a)	350,000	296,842
5.20%, 03/01/47 (a)	150,000	129,453
5.20%, 12/01/47 (a)	100,000	85,994
4.70%, 04/15/48 (a)	150,000	120,815
5.50%, 02/15/49 (a)	300,000	267,537
4.95%, 03/14/52 (a)	250,000	206,175
5.65%, 03/01/53 (a)	100,000	90,705
4.90%, 04/15/58 (a)	100,000	79,755
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	98,417
5.50%, 01/15/26 (a)	100,000	98,992
3.95%, 09/15/27 (a)	100,000	92,629
4.75%, 09/01/28 (a)	100,000	95,453
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	200,000	190,612
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	89,739
3.95%, 12/01/42 (a)	150,000	111,495
Occidental Petroleum Corp.
5.88%, 09/01/25 (a)	200,000	199,748
5.50%, 12/01/25 (a)	200,000	198,410
5.55%, 03/15/26 (a)	200,000	198,438
8.88%, 07/15/30 (a)	200,000	229,508
6.63%, 09/01/30 (a)	200,000	206,678
6.13%, 01/01/31 (a)	200,000	201,884
7.50%, 05/01/31	200,000	217,036
7.88%, 09/15/31	150,000	166,636
6.45%, 09/15/36	300,000	307,074
See financial notes
Schwab Taxable Bond Funds | Annual Report59

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.20%, 03/15/40	150,000	148,212
6.60%, 03/15/46 (a)	200,000	205,932
4.20%, 03/15/48 (a)	100,000	73,824
ONEOK Partners LP
4.90%, 03/15/25 (a)	150,000	147,750
6.65%, 10/01/36	100,000	102,976
6.85%, 10/15/37	150,000	158,161
6.13%, 02/01/41 (a)	150,000	145,401
ONEOK, Inc.
2.75%, 09/01/24 (a)	150,000	145,515
2.20%, 09/15/25 (a)	50,000	46,587
5.85%, 01/15/26 (a)	155,000	155,890
5.55%, 11/01/26 (a)	150,000	150,107
4.55%, 07/15/28 (a)	150,000	143,091
5.65%, 11/01/28 (a)	150,000	150,301
3.40%, 09/01/29 (a)	150,000	132,554
3.10%, 03/15/30 (a)	200,000	171,812
6.35%, 01/15/31 (a)	70,000	71,929
6.10%, 11/15/32 (a)	150,000	152,383
6.05%, 09/01/33 (a)	300,000	302,516
5.20%, 07/15/48 (a)	250,000	214,125
4.45%, 09/01/49 (a)	150,000	112,974
4.50%, 03/15/50 (a)	50,000	37,731
7.15%, 01/15/51 (a)	100,000	106,245
6.63%, 09/01/53 (a)	350,000	353,248
Ovintiv, Inc.
5.38%, 01/01/26 (a)	200,000	198,692
7.38%, 11/01/31	200,000	214,668
6.25%, 07/15/33 (a)	100,000	99,900
6.50%, 08/15/34	200,000	202,960
6.63%, 08/15/37	100,000	99,872
7.10%, 07/15/53 (a)	100,000	103,629
Phillips 66
1.30%, 02/15/26 (a)	50,000	45,396
3.90%, 03/15/28 (a)	150,000	142,200
2.15%, 12/15/30 (a)	150,000	121,575
4.65%, 11/15/34 (a)	150,000	140,889
5.88%, 05/01/42	300,000	306,747
4.88%, 11/15/44 (a)	300,000	271,062
3.30%, 03/15/52 (a)	200,000	133,822
Phillips 66 Co.
2.45%, 12/15/24 (a)	50,000	48,031
3.61%, 02/15/25 (a)	130,000	126,426
3.55%, 10/01/26 (a)	100,000	94,709
4.95%, 12/01/27 (a)	150,000	148,454
3.75%, 03/01/28 (a)	100,000	94,262
3.15%, 12/15/29 (a)	100,000	88,215
4.68%, 02/15/45 (a)	100,000	84,639
4.90%, 10/01/46 (a)	100,000	87,928
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	200,000	181,336
1.90%, 08/15/30 (a)	200,000	161,486
2.15%, 01/15/31 (a)	200,000	162,076
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (a)	200,000	194,816
4.65%, 10/15/25 (a)	150,000	146,316
4.50%, 12/15/26 (a)	230,000	222,546
3.55%, 12/15/29 (a)	150,000	132,272
3.80%, 09/15/30 (a)	150,000	132,897
6.65%, 01/15/37	100,000	101,848
5.15%, 06/01/42 (a)	100,000	82,969
4.30%, 01/31/43 (a)	100,000	74,832
4.70%, 06/15/44 (a)	100,000	78,503
4.90%, 02/15/45 (a)	100,000	80,136
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (a)	350,000	349,146
5.88%, 06/30/26 (a)	200,000	200,964
5.00%, 03/15/27 (a)	250,000	245,930
4.20%, 03/15/28 (a)	350,000	331,856
4.50%, 05/15/30 (a)	375,000	353,062
5.90%, 09/15/37 (a)	100,000	99,953
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	138,773
Schlumberger Investment S.A.
2.65%, 06/26/30 (a)	200,000	173,000
4.85%, 05/15/33 (a)	150,000	146,622
Shell International Finance BV
2.00%, 11/07/24 (a)	200,000	192,338
3.25%, 05/11/25	430,000	416,476
2.88%, 05/10/26	300,000	284,610
2.50%, 09/12/26	250,000	232,652
3.88%, 11/13/28 (a)	300,000	287,952
2.38%, 11/07/29 (a)	350,000	304,262
2.75%, 04/06/30 (a)	300,000	264,510
4.13%, 05/11/35	200,000	182,632
6.38%, 12/15/38	500,000	550,480
5.50%, 03/25/40	250,000	255,680
2.88%, 11/26/41 (a)	50,000	35,884
3.63%, 08/21/42	80,000	64,341
4.55%, 08/12/43	150,000	134,972
4.38%, 05/11/45	530,000	460,029
4.00%, 05/10/46	430,000	353,546
3.75%, 09/12/46	200,000	157,198
3.13%, 11/07/49 (a)	200,000	139,532
3.25%, 04/06/50 (a)	400,000	284,408
3.00%, 11/26/51 (a)	200,000	134,152
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	200,000	188,390
4.50%, 03/15/45 (a)	150,000	120,794
Suncor Energy, Inc.
5.95%, 05/15/35	200,000	191,896
6.80%, 05/15/38	100,000	104,509
6.50%, 06/15/38	250,000	256,042
6.85%, 06/01/39	150,000	157,363
4.00%, 11/15/47 (a)	100,000	75,009
3.75%, 03/04/51 (a)	150,000	106,430
Targa Resources Corp.
5.20%, 07/01/27 (a)	200,000	198,108
4.20%, 02/01/33 (a)	150,000	132,386
6.13%, 03/15/33 (a)	175,000	178,036
4.95%, 04/15/52 (a)	150,000	121,931
6.25%, 07/01/52 (a)	100,000	96,202
6.50%, 02/15/53 (a)	150,000	150,141
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	250,000	251,550
5.50%, 03/01/30 (a)	150,000	144,201
4.88%, 02/01/31 (a)	150,000	138,035
4.00%, 01/15/32 (a)	250,000	216,860
TC PipeLines LP
4.38%, 03/13/25 (a)	150,000	146,403
Tennessee Gas Pipeline Co., LLC
7.00%, 10/15/28	200,000	212,354
The Williams Cos., Inc.
3.90%, 01/15/25 (a)	100,000	97,560
5.40%, 03/02/26	200,000	199,744
3.75%, 06/15/27 (a)	200,000	188,452
5.30%, 08/15/28 (a)	150,000	149,311
7.50%, 01/15/31	150,000	164,725
2.60%, 03/15/31 (a)	150,000	123,138
8.75%, 03/15/32	150,000	175,972
See financial notes
60Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 08/15/32 (a)	150,000	141,087
5.65%, 03/15/33 (a)	200,000	200,898
6.30%, 04/15/40	200,000	205,502
5.80%, 11/15/43 (a)	122,000	117,403
5.40%, 03/04/44 (a)	100,000	90,539
5.75%, 06/24/44 (a)	100,000	95,198
4.90%, 01/15/45 (a)	100,000	85,437
5.10%, 09/15/45 (a)	100,000	88,182
4.85%, 03/01/48 (a)	150,000	128,220
3.50%, 10/15/51 (a)	150,000	100,884
5.30%, 08/15/52 (a)	150,000	135,335
TotalEnergies Capital International S.A.
2.43%, 01/10/25 (a)	250,000	240,497
3.46%, 02/19/29 (a)	300,000	279,372
2.83%, 01/10/30 (a)	200,000	177,628
2.99%, 06/29/41 (a)	100,000	73,290
3.46%, 07/12/49 (a)	200,000	149,114
3.13%, 05/29/50 (a)	450,000	311,679
3.39%, 06/29/60 (a)	100,000	69,306
TotalEnergies Capital S.A.
3.88%, 10/11/28	150,000	143,091
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (a)	300,000	284,655
4.88%, 01/15/26 (a)	200,000	197,536
4.25%, 05/15/28 (a)	250,000	238,210
4.10%, 04/15/30 (a)	200,000	183,450
2.50%, 10/12/31 (a)	200,000	159,448
4.63%, 03/01/34 (a)	200,000	181,052
5.60%, 03/31/34	100,000	97,128
5.85%, 03/15/36	100,000	99,390
6.20%, 10/15/37	150,000	152,385
4.75%, 05/15/38 (a)	100,000	87,630
7.25%, 08/15/38	150,000	167,245
7.63%, 01/15/39	150,000	171,162
6.10%, 06/01/40	150,000	151,287
5.00%, 10/16/43 (a)	100,000	86,689
4.88%, 05/15/48 (a)	200,000	170,268
5.10%, 03/15/49 (a)	150,000	131,820
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	200,000	209,122
3.25%, 05/15/30 (a)	200,000	176,558
5.40%, 08/15/41 (a)	100,000	93,827
4.60%, 03/15/48 (a)	100,000	83,598
3.95%, 05/15/50 (a)	100,000	75,334
Valero Energy Corp.
1.20%, 03/15/24	200,000	195,198
2.15%, 09/15/27 (a)	150,000	133,662
4.00%, 04/01/29 (a)	150,000	141,633
7.50%, 04/15/32	150,000	168,087
6.63%, 06/15/37	200,000	213,012
4.90%, 03/15/45	130,000	112,948
3.65%, 12/01/51 (a)	200,000	136,708
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	144,558
Western Midstream Operating LP
3.10%, 02/01/25 (a)	100,000	95,853
4.65%, 07/01/26 (a)	150,000	145,389
4.30%, 02/01/30 (a)	450,000	401,616
5.30%, 03/01/48 (a)	150,000	123,125
5.50%, 08/15/48 (a)	100,000	83,201
5.50%, 02/01/50 (a)	250,000	202,355
		77,746,429
Industrial Other 0.1%
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	150,000	151,755
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brown University in Providence in the State of Rhode Island and Providence Plant
2.92%, 09/01/50 (a)	100,000	69,801
California Institute of Technology
4.32%, 08/01/45	100,000	89,361
3.65%, 09/01/19 (a)	200,000	129,940
Case Western Reserve University
5.41%, 06/01/22 (a)	100,000	94,484
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	287,961
4.00%, 05/01/32 (a)	150,000	140,277
Duke University
2.68%, 10/01/44	100,000	71,362
2.76%, 10/01/50	100,000	67,120
2.83%, 10/01/55	100,000	66,344
Emory University
2.97%, 09/01/50 (a)	150,000	103,311
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	100,000	98,971
Johns Hopkins University
4.08%, 07/01/53	100,000	85,625
Massachusetts Institute of Technology
3.96%, 07/01/38	150,000	134,485
2.99%, 07/01/50 (a)	100,000	72,295
2.29%, 07/01/51 (a)	100,000	60,938
5.60%, 07/01/11	150,000	161,794
4.68%, 07/01/14	100,000	90,554
Northeastern University
2.89%, 10/01/50	150,000	99,600
Northwestern University
4.64%, 12/01/44	100,000	94,753
2.64%, 12/01/50 (a)	100,000	65,648
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	100,000	74,406
2.52%, 10/15/50 (a)	100,000	64,864
3.75%, 11/15/52 (a)	100,000	82,043
3.30%, 07/15/56 (a)	100,000	72,447
Quanta Services, Inc.
2.90%, 10/01/30 (a)	250,000	210,790
3.05%, 10/01/41 (a)	150,000	102,261
The American University
3.67%, 04/01/49	100,000	77,568
The George Washington University
4.30%, 09/15/44	100,000	86,831
4.87%, 09/15/45	50,000	46,989
4.13%, 09/15/48 (a)	150,000	127,551
The Georgetown University
4.32%, 04/01/49 (a)	50,000	42,935
2.94%, 04/01/50	100,000	66,202
5.22%, 10/01/18 (a)	50,000	44,840
The Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	177,176
3.65%, 05/01/48 (a)	100,000	82,105
The Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	150,000	92,996
4.67%, 09/01/12	50,000	42,833
The Trustees of the University of Princeton
5.70%, 03/01/39	200,000	215,692
2.52%, 07/01/50 (a)	100,000	65,820
The University of Chicago
2.76%, 04/01/45 (a)	100,000	75,069
2.55%, 04/01/50 (a)	100,000	66,470
3.00%, 10/01/52 (a)	100,000	70,036
See financial notes
Schwab Taxable Bond Funds | Annual Report61

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Washington University
3.52%, 04/15/54 (a)	125,000	96,916
4.35%, 04/15/22 (a)	100,000	81,336
Trustees of Boston College
3.13%, 07/01/52	150,000	106,615
University of Miami
4.06%, 04/01/52	100,000	82,232
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	78,484
University of Southern California
3.03%, 10/01/39	150,000	119,955
3.84%, 10/01/47 (a)	150,000	125,325
2.95%, 10/01/51 (a)	100,000	68,529
3.23%, 10/01/20 (a)	100,000	59,317
William Marsh Rice University
3.57%, 05/15/45	200,000	161,698
Yale University
1.48%, 04/15/30 (a)	50,000	41,025
2.40%, 04/15/50 (a)	100,000	63,406
		5,309,141
Technology 2.4%
Adobe, Inc.
1.90%, 02/01/25 (a)	100,000	95,617
3.25%, 02/01/25 (a)	150,000	146,069
2.15%, 02/01/27 (a)	200,000	183,726
2.30%, 02/01/30 (a)	200,000	173,726
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	150,000	131,780
Alphabet, Inc.
0.45%, 08/15/25 (a)	150,000	137,729
2.00%, 08/15/26 (a)	400,000	370,316
0.80%, 08/15/27 (a)	250,000	216,965
1.10%, 08/15/30 (a)	250,000	200,467
1.90%, 08/15/40 (a)	250,000	167,862
2.05%, 08/15/50 (a)	400,000	239,600
2.25%, 08/15/60 (a)	375,000	219,390
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	123,390
Analog Devices, Inc.
2.95%, 04/01/25 (a)	100,000	96,552
3.50%, 12/05/26 (a)	100,000	95,785
3.45%, 06/15/27 (a)(c)	100,000	94,520
1.70%, 10/01/28 (a)	200,000	171,784
2.10%, 10/01/31 (a)	200,000	163,494
2.80%, 10/01/41 (a)	200,000	142,240
2.95%, 10/01/51 (a)	200,000	134,428
Apple Inc.
1.80%, 09/11/24 (a)	100,000	96,562
2.75%, 01/13/25 (a)	300,000	290,682
2.50%, 02/09/25	289,000	278,628
1.13%, 05/11/25 (a)	400,000	374,252
3.20%, 05/13/25	300,000	291,180
0.55%, 08/20/25 (a)	250,000	229,770
0.70%, 02/08/26 (a)	500,000	452,455
3.25%, 02/23/26 (a)	480,000	461,621
4.42%, 05/08/26 (a)	150,000	148,642
2.45%, 08/04/26 (a)	400,000	374,524
2.05%, 09/11/26 (a)	450,000	415,773
3.35%, 02/09/27 (a)	400,000	382,480
3.20%, 05/11/27 (a)	350,000	332,661
3.00%, 06/20/27 (a)	200,000	188,768
2.90%, 09/12/27 (a)	400,000	374,560
3.00%, 11/13/27 (a)	150,000	140,876
1.20%, 02/08/28 (a)	500,000	432,250
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 05/10/28 (a)	250,000	244,445
1.40%, 08/05/28 (a)	450,000	387,189
3.25%, 08/08/29 (a)	150,000	139,703
2.20%, 09/11/29 (a)	350,000	306,323
1.65%, 05/11/30 (a)	200,000	166,946
1.25%, 08/20/30 (a)	300,000	241,515
1.65%, 02/08/31 (a)	500,000	409,815
1.70%, 08/05/31 (a)	200,000	162,906
3.35%, 08/08/32 (a)	250,000	229,505
4.30%, 05/10/33 (a)	250,000	245,447
4.50%, 02/23/36 (a)	200,000	200,112
2.38%, 02/08/41 (a)	300,000	214,518
3.85%, 05/04/43	480,000	416,342
4.45%, 05/06/44	150,000	142,737
3.45%, 02/09/45	400,000	324,340
4.38%, 05/13/45	300,000	276,354
4.65%, 02/23/46 (a)	700,000	670,677
3.85%, 08/04/46 (a)	350,000	296,607
4.25%, 02/09/47 (a)	195,000	178,170
3.75%, 09/12/47 (a)	250,000	208,605
3.75%, 11/13/47 (a)	200,000	166,598
2.95%, 09/11/49 (a)	300,000	214,257
2.65%, 05/11/50 (a)	400,000	266,732
2.40%, 08/20/50 (a)	300,000	193,107
2.65%, 02/08/51 (a)	500,000	332,300
2.70%, 08/05/51 (a)	350,000	233,390
3.95%, 08/08/52 (a)	250,000	211,957
4.85%, 05/10/53 (a)	250,000	247,127
2.55%, 08/20/60 (a)	300,000	188,823
2.80%, 02/08/61 (a)	250,000	161,347
2.85%, 08/05/61 (a)	300,000	195,069
4.10%, 08/08/62 (a)	200,000	167,866
Applied Materials, Inc.
3.90%, 10/01/25 (a)	150,000	146,328
3.30%, 04/01/27 (a)	150,000	142,521
1.75%, 06/01/30 (a)	150,000	123,626
5.10%, 10/01/35 (a)	150,000	152,310
5.85%, 06/15/41	100,000	106,900
4.35%, 04/01/47 (a)	150,000	135,386
2.75%, 06/01/50 (a)	150,000	102,344
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	250,000	243,130
2.95%, 02/15/32 (a)	100,000	80,344
Autodesk, Inc.
4.38%, 06/15/25 (a)	100,000	98,140
2.85%, 01/15/30 (a)	100,000	87,297
2.40%, 12/15/31 (a)	200,000	162,406
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	193,614
1.70%, 05/15/28 (a)	200,000	175,192
1.25%, 09/01/30 (a)	200,000	159,452
Avnet, Inc.
6.25%, 03/15/28 (a)	100,000	100,886
3.00%, 05/15/31 (a)	100,000	79,909
5.50%, 06/01/32 (a)	50,000	47,429
Baidu, Inc.
4.13%, 06/30/25	300,000	291,558
1.72%, 04/09/26 (a)	200,000	181,250
4.88%, 11/14/28 (a)	200,000	195,398
2.38%, 10/09/30 (a)	200,000	162,498
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (a)	100,000	96,552
3.88%, 01/15/27 (a)	500,000	475,110
3.50%, 01/15/28 (a)	150,000	138,368
See financial notes
62Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broadcom, Inc.
3.63%, 10/15/24 (a)	150,000	146,721
3.15%, 11/15/25 (a)	100,000	95,189
3.46%, 09/15/26 (a)	156,000	147,780
1.95%, 02/15/28 (a)(c)	100,000	86,754
4.11%, 09/15/28 (a)	250,000	235,400
4.75%, 04/15/29 (a)	300,000	289,179
5.00%, 04/15/30 (a)	50,000	49,255
4.15%, 11/15/30 (a)	400,000	365,792
2.45%, 02/15/31 (a)(c)	450,000	362,938
4.15%, 04/15/32 (a)(c)	250,000	224,122
4.30%, 11/15/32 (a)	350,000	316,585
2.60%, 02/15/33 (a)(c)	400,000	309,236
3.42%, 04/15/33 (a)(c)	350,000	289,950
3.47%, 04/15/34 (a)(c)	650,000	531,466
3.14%, 11/15/35 (a)(c)	650,000	496,047
3.19%, 11/15/36 (a)(c)	450,000	338,571
4.93%, 05/15/37 (a)(c)	463,000	417,121
3.50%, 02/15/41 (a)(c)	450,000	329,773
3.75%, 02/15/51 (a)(c)	350,000	250,803
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	94,673
2.90%, 12/01/29 (a)	150,000	129,461
2.60%, 05/01/31 (a)	200,000	163,306
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (a)	200,000	193,810
2.67%, 12/01/26 (a)	200,000	182,076
4.25%, 04/01/28 (a)	200,000	185,080
3.25%, 02/15/29 (a)	100,000	87,302
3.57%, 12/01/31 (a)	200,000	169,356
CGI, Inc.
2.30%, 09/14/31 (a)	100,000	77,781
Cisco Systems, Inc.
3.50%, 06/15/25	362,000	352,425
2.95%, 02/28/26	200,000	191,938
2.50%, 09/20/26 (a)	100,000	93,624
5.90%, 02/15/39	100,000	108,487
5.50%, 01/15/40	550,000	571,235
Concentrix Corp.
6.65%, 08/02/26 (a)	150,000	150,037
6.60%, 08/02/28 (a)	150,000	146,952
6.85%, 08/02/33 (a)	100,000	95,805
Corning, Inc.
5.75%, 08/15/40	100,000	98,964
4.75%, 03/15/42	100,000	89,833
5.35%, 11/15/48 (a)	100,000	94,346
3.90%, 11/15/49 (a)	100,000	74,785
4.38%, 11/15/57 (a)	100,000	81,023
5.85%, 11/15/68 (a)	50,000	47,767
5.45%, 11/15/79 (a)	190,000	170,430
Dell International LLC/EMC Corp.
5.85%, 07/15/25 (a)	200,000	200,370
6.02%, 06/15/26 (a)	680,000	687,337
4.90%, 10/01/26 (a)	350,000	343,773
6.10%, 07/15/27 (a)	100,000	102,425
5.25%, 02/01/28 (a)	200,000	199,616
5.30%, 10/01/29 (a)	300,000	296,355
6.20%, 07/15/30 (a)	200,000	205,896
5.75%, 02/01/33 (a)	200,000	199,922
8.10%, 07/15/36 (a)	189,000	217,310
3.38%, 12/15/41 (a)(c)	150,000	105,651
8.35%, 07/15/46 (a)	150,000	184,455
3.45%, 12/15/51 (a)(c)	250,000	163,725
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	131,871
2.38%, 09/15/28 (a)	150,000	123,795
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equifax, Inc.
2.60%, 12/01/24 (a)	150,000	144,186
2.60%, 12/15/25 (a)	100,000	93,528
5.10%, 06/01/28 (a)	150,000	146,928
3.10%, 05/15/30 (a)	100,000	85,580
2.35%, 09/15/31 (a)	200,000	157,018
Equinix, Inc.
2.63%, 11/18/24 (a)	150,000	144,594
1.25%, 07/15/25 (a)	50,000	46,131
1.00%, 09/15/25 (a)	200,000	182,484
2.90%, 11/18/26 (a)	100,000	92,563
1.55%, 03/15/28 (a)	250,000	211,425
3.20%, 11/18/29 (a)	200,000	175,492
2.15%, 07/15/30 (a)	300,000	242,499
2.50%, 05/15/31 (a)	200,000	162,254
3.90%, 04/15/32 (a)	200,000	178,078
3.00%, 07/15/50 (a)	100,000	62,912
2.95%, 09/15/51 (a)	50,000	30,986
3.40%, 02/15/52 (a)	100,000	67,905
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	100,000	84,832
Fidelity National Information Services, Inc.
4.50%, 07/15/25	150,000	147,134
1.15%, 03/01/26 (a)	250,000	225,232
4.70%, 07/15/27 (a)	100,000	98,191
1.65%, 03/01/28 (a)	200,000	171,618
3.75%, 05/21/29 (a)	100,000	92,708
2.25%, 03/01/31 (a)	200,000	161,424
5.10%, 07/15/32 (a)	150,000	147,108
3.10%, 03/01/41 (a)	100,000	69,644
5.63%, 07/15/52 (a)	100,000	94,963
Fiserv, Inc.
3.85%, 06/01/25 (a)	100,000	97,073
3.20%, 07/01/26 (a)	450,000	424,633
2.25%, 06/01/27 (a)	250,000	224,347
5.45%, 03/02/28 (a)	150,000	150,984
4.20%, 10/01/28 (a)	150,000	143,250
3.50%, 07/01/29 (a)	500,000	456,775
2.65%, 06/01/30 (a)	150,000	126,308
5.60%, 03/02/33 (a)	200,000	201,206
5.63%, 08/21/33 (a)	250,000	251,992
4.40%, 07/01/49 (a)	375,000	306,405
Flex Ltd.
4.75%, 06/15/25 (a)	100,000	98,072
3.75%, 02/01/26 (a)	150,000	143,343
6.00%, 01/15/28 (a)	100,000	101,137
4.88%, 06/15/29 (a)	100,000	95,613
4.88%, 05/12/30 (a)	100,000	95,828
Fortinet, Inc.
1.00%, 03/15/26 (a)	150,000	134,070
2.20%, 03/15/31 (a)	100,000	78,809
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	200,000	193,120
Global Payments, Inc.
1.50%, 11/15/24 (a)	100,000	94,837
2.65%, 02/15/25 (a)	250,000	238,717
1.20%, 03/01/26 (a)	200,000	178,864
4.80%, 04/01/26 (a)	150,000	146,742
2.15%, 01/15/27 (a)	150,000	133,823
4.45%, 06/01/28 (a)	100,000	94,408
3.20%, 08/15/29 (a)	200,000	174,338
2.90%, 05/15/30 (a)	225,000	190,307
2.90%, 11/15/31 (a)	150,000	122,867
5.40%, 08/15/32 (a)	150,000	147,231
4.15%, 08/15/49 (a)	100,000	73,530
5.95%, 08/15/52 (a)	150,000	142,892
See financial notes
Schwab Taxable Bond Funds | Annual Report63

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hewlett Packard Enterprise Co.
5.90%, 10/01/24	300,000	300,663
4.90%, 10/15/25 (a)	350,000	345,471
1.75%, 04/01/26 (a)	200,000	182,518
6.20%, 10/15/35 (a)	150,000	155,830
6.35%, 10/15/45 (a)	262,000	268,906
HP, Inc.
2.20%, 06/17/25 (a)	150,000	141,404
1.45%, 06/17/26 (a)	200,000	180,406
3.00%, 06/17/27 (a)	200,000	183,978
4.00%, 04/15/29 (a)	200,000	186,780
2.65%, 06/17/31 (a)	200,000	161,486
4.20%, 04/15/32 (a)	150,000	134,078
5.50%, 01/15/33 (a)	250,000	242,887
6.00%, 09/15/41	250,000	246,532
Intel Corp.
3.40%, 03/25/25 (a)	350,000	339,864
3.70%, 07/29/25 (a)	450,000	437,305
4.88%, 02/10/26	200,000	199,030
2.60%, 05/19/26 (a)	150,000	141,443
3.75%, 03/25/27 (a)	250,000	240,067
3.15%, 05/11/27 (a)	150,000	140,540
4.88%, 02/10/28 (a)	300,000	298,353
1.60%, 08/12/28 (a)	200,000	171,926
4.00%, 08/05/29 (a)	200,000	190,486
2.45%, 11/15/29 (a)	450,000	390,933
5.13%, 02/10/30 (a)	200,000	200,434
3.90%, 03/25/30 (a)	300,000	280,824
2.00%, 08/12/31 (a)	300,000	242,439
4.15%, 08/05/32 (a)	200,000	188,296
4.00%, 12/15/32	150,000	138,858
5.20%, 02/10/33 (a)	400,000	399,924
4.60%, 03/25/40 (a)	150,000	136,623
2.80%, 08/12/41 (a)	150,000	104,235
4.80%, 10/01/41	95,000	86,599
4.25%, 12/15/42	100,000	84,559
5.63%, 02/10/43 (a)	200,000	199,608
4.10%, 05/19/46 (a)	250,000	204,630
4.10%, 05/11/47 (a)	100,000	81,419
3.73%, 12/08/47 (a)	350,000	265,419
3.25%, 11/15/49 (a)	300,000	204,213
4.75%, 03/25/50 (a)	400,000	351,712
3.05%, 08/12/51 (a)	250,000	162,260
4.90%, 08/05/52 (a)	300,000	270,765
5.70%, 02/10/53 (a)	300,000	297,300
3.10%, 02/15/60 (a)	160,000	99,653
4.95%, 03/25/60 (a)(f)	250,000	225,490
3.20%, 08/12/61 (a)	200,000	125,372
5.05%, 08/05/62 (a)	200,000	177,996
5.90%, 02/10/63 (a)	200,000	201,108
International Business Machines Corp.
4.00%, 07/27/25	200,000	195,500
3.45%, 02/19/26	300,000	287,805
3.30%, 05/15/26	550,000	524,535
3.30%, 01/27/27	150,000	141,828
1.70%, 05/15/27 (a)	300,000	265,797
6.22%, 08/01/27	130,000	136,884
4.50%, 02/06/28 (a)	300,000	293,958
3.50%, 05/15/29	650,000	599,891
1.95%, 05/15/30 (a)	200,000	164,978
2.72%, 02/09/32 (a)	100,000	84,802
4.40%, 07/27/32 (a)	200,000	190,730
4.75%, 02/06/33 (a)	150,000	146,415
4.15%, 05/15/39	450,000	386,932
5.60%, 11/30/39	150,000	151,393
2.85%, 05/15/40 (a)	200,000	142,498
4.00%, 06/20/42	200,000	164,708
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 02/19/46	150,000	132,755
4.25%, 05/15/49	400,000	330,560
2.95%, 05/15/50 (a)	200,000	129,586
3.43%, 02/09/52 (a)	150,000	105,548
4.90%, 07/27/52 (a)	150,000	136,622
5.10%, 02/06/53 (a)	150,000	140,550
Intuit, Inc.
0.95%, 07/15/25 (a)	100,000	92,407
1.35%, 07/15/27 (a)	150,000	131,718
Jabil, Inc.
1.70%, 04/15/26 (a)	200,000	180,642
3.60%, 01/15/30 (a)	100,000	89,516
3.00%, 01/15/31 (a)	200,000	167,292
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	100,000	90,576
3.75%, 08/15/29 (a)	100,000	91,001
5.95%, 03/15/41	100,000	95,242
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	146,730
3.00%, 10/30/29 (a)	100,000	87,668
KLA Corp.
4.65%, 11/01/24 (a)	230,000	228,010
4.10%, 03/15/29 (a)	100,000	96,223
4.65%, 07/15/32 (a)	200,000	196,416
5.00%, 03/15/49 (a)	100,000	94,520
3.30%, 03/01/50 (a)	100,000	71,904
4.95%, 07/15/52 (a)	200,000	189,178
5.25%, 07/15/62 (a)	150,000	145,799
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	150,000	132,002
3.15%, 10/15/31 (a)	150,000	116,688
4.10%, 10/15/41 (a)	150,000	102,653
Lam Research Corp.
3.80%, 03/15/25 (a)	130,000	127,006
3.75%, 03/15/26 (a)	100,000	97,023
4.00%, 03/15/29 (a)	150,000	143,937
1.90%, 06/15/30 (a)	200,000	165,452
4.88%, 03/15/49 (a)	150,000	141,066
2.88%, 06/15/50 (a)	200,000	133,962
Leidos, Inc.
3.63%, 05/15/25 (a)	150,000	144,672
4.38%, 05/15/30 (a)	150,000	138,440
2.30%, 02/15/31 (a)	200,000	158,604
5.75%, 03/15/33 (a)	100,000	99,487
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	90,824
2.45%, 04/15/28 (a)	100,000	87,922
4.88%, 06/22/28 (a)	100,000	97,209
2.95%, 04/15/31 (a)	100,000	83,527
Mastercard, Inc.
2.95%, 11/21/26 (a)	250,000	235,892
3.30%, 03/26/27 (a)	150,000	142,818
3.50%, 02/26/28 (a)	100,000	95,136
4.88%, 03/09/28 (a)	150,000	150,633
2.95%, 06/01/29 (a)	150,000	136,158
3.35%, 03/26/30 (a)	300,000	276,063
1.90%, 03/15/31 (a)	150,000	123,123
2.00%, 11/18/31 (a)	100,000	81,298
4.85%, 03/09/33 (a)	150,000	150,769
3.80%, 11/21/46 (a)	100,000	82,693
3.95%, 02/26/48 (a)	100,000	85,175
3.65%, 06/01/49 (a)	250,000	200,532
3.85%, 03/26/50 (a)	200,000	166,254
2.95%, 03/15/51 (a)	150,000	105,072
See financial notes
64Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Microchip Technology, Inc.
0.98%, 09/01/24	200,000	190,432
4.25%, 09/01/25 (a)	250,000	243,227
Micron Technology, Inc.
4.98%, 02/06/26 (a)	150,000	147,885
4.19%, 02/15/27 (a)	150,000	142,956
5.38%, 04/15/28 (a)	200,000	196,774
5.33%, 02/06/29 (a)	100,000	98,070
6.75%, 11/01/29 (a)	100,000	104,150
4.66%, 02/15/30 (a)	150,000	140,643
2.70%, 04/15/32 (a)	200,000	157,774
5.88%, 09/15/33 (a)	200,000	196,272
3.37%, 11/01/41 (a)	100,000	69,425
3.48%, 11/01/51 (a)	150,000	97,314
Microsoft Corp.
2.70%, 02/12/25 (a)	450,000	435,267
3.13%, 11/03/25 (a)	530,000	511,593
2.40%, 08/08/26 (a)	600,000	562,686
3.30%, 02/06/27 (a)	750,000	720,960
3.50%, 02/12/35 (a)	250,000	227,597
4.20%, 11/03/35 (a)	250,000	241,555
3.45%, 08/08/36 (a)	350,000	311,318
4.10%, 02/06/37 (a)	150,000	142,593
4.50%, 10/01/40	250,000	243,685
5.30%, 02/08/41	100,000	106,019
3.75%, 02/12/45 (a)	100,000	85,386
4.45%, 11/03/45 (a)	100,000	95,247
3.70%, 08/08/46 (a)	349,000	296,029
4.25%, 02/06/47 (a)	200,000	185,982
2.53%, 06/01/50 (a)	1,050,000	695,184
2.92%, 03/17/52 (a)	1,025,000	727,289
4.00%, 02/12/55 (a)	100,000	87,494
3.95%, 08/08/56 (a)	150,000	129,098
4.50%, 02/06/57 (a)	150,000	141,117
2.68%, 06/01/60 (a)	629,000	405,013
3.04%, 03/17/62 (a)	345,000	239,254
Moody's Corp.
3.75%, 03/24/25 (a)	200,000	194,836
3.25%, 01/15/28 (a)	100,000	93,298
4.25%, 02/01/29 (a)	150,000	144,599
2.00%, 08/19/31 (a)	200,000	161,086
2.75%, 08/19/41 (a)	100,000	69,169
3.25%, 05/20/50 (a)	100,000	69,225
2.55%, 08/18/60 (a)	150,000	79,662
3.10%, 11/29/61 (a)	100,000	63,403
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	145,454
4.60%, 05/23/29 (a)	150,000	144,597
2.30%, 11/15/30 (a)	100,000	79,667
2.75%, 05/24/31 (a)	150,000	121,713
5.60%, 06/01/32 (a)	100,000	98,662
5.50%, 09/01/44	100,000	91,993
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	234,272
2.38%, 06/22/27 (a)	150,000	135,935
Nokia Oyj
4.38%, 06/12/27	100,000	94,415
6.63%, 05/15/39	100,000	95,463
NVIDIA Corp.
3.20%, 09/16/26 (a)	200,000	191,056
1.55%, 06/15/28 (a)	250,000	217,287
2.85%, 04/01/30 (a)	250,000	224,407
2.00%, 06/15/31 (a)	250,000	207,137
3.50%, 04/01/40 (a)	200,000	166,600
3.50%, 04/01/50 (a)	325,000	256,214
3.70%, 04/01/60 (a)	100,000	79,536
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	250,000	248,482
2.50%, 05/11/31 (a)	200,000	161,864
3.25%, 05/11/41 (a)	200,000	142,590
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	175,000	166,668
4.30%, 06/18/29 (a)	150,000	140,606
3.40%, 05/01/30 (a)	200,000	175,850
2.65%, 02/15/32 (a)	200,000	160,264
5.00%, 01/15/33 (a)	200,000	190,076
3.13%, 02/15/42 (a)	100,000	68,730
3.25%, 11/30/51 (a)	100,000	64,823
Oracle Corp.
2.95%, 11/15/24 (a)	350,000	339,059
2.50%, 04/01/25 (a)	650,000	619,131
2.95%, 05/15/25 (a)	501,000	479,778
5.80%, 11/10/25	200,000	202,010
1.65%, 03/25/26 (a)	500,000	455,740
2.65%, 07/15/26 (a)	600,000	557,400
2.80%, 04/01/27 (a)	400,000	367,468
3.25%, 11/15/27 (a)	500,000	463,475
2.30%, 03/25/28 (a)	350,000	308,231
6.15%, 11/09/29 (a)	250,000	260,240
2.95%, 04/01/30 (a)	600,000	520,008
3.25%, 05/15/30 (a)	200,000	176,360
2.88%, 03/25/31 (a)	550,000	464,926
6.25%, 11/09/32 (a)	400,000	418,944
4.90%, 02/06/33 (a)	250,000	238,885
4.30%, 07/08/34 (a)	300,000	269,055
3.90%, 05/15/35 (a)	250,000	213,572
3.85%, 07/15/36 (a)	200,000	165,478
3.80%, 11/15/37 (a)	300,000	241,803
6.50%, 04/15/38	200,000	211,014
6.13%, 07/08/39	250,000	253,655
3.60%, 04/01/40 (a)	500,000	378,700
5.38%, 07/15/40	400,000	373,092
3.65%, 03/25/41 (a)	400,000	302,376
4.50%, 07/08/44 (a)	230,000	188,717
4.13%, 05/15/45 (a)	300,000	231,975
4.00%, 07/15/46 (a)	470,000	353,304
4.00%, 11/15/47 (a)	400,000	298,616
3.60%, 04/01/50 (a)	750,000	517,987
3.95%, 03/25/51 (a)	600,000	438,828
6.90%, 11/09/52 (a)	500,000	544,995
5.55%, 02/06/53 (a)	400,000	372,032
4.38%, 05/15/55 (a)	150,000	115,445
3.85%, 04/01/60 (a)	600,000	408,126
4.10%, 03/25/61 (a)	300,000	213,537
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	250,000	241,797
1.65%, 06/01/25 (a)	150,000	140,580
2.65%, 10/01/26 (a)	200,000	186,328
3.90%, 06/01/27 (a)	100,000	96,791
2.85%, 10/01/29 (a)	300,000	265,287
2.30%, 06/01/30 (a)	200,000	168,394
4.40%, 06/01/32 (a)	200,000	191,100
3.25%, 06/01/50 (a)	150,000	106,958
5.05%, 06/01/52 (a)	200,000	193,952
5.25%, 06/01/62 (a)	50,000	47,649
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	181,600
QUALCOMM, Inc.
3.45%, 05/20/25 (a)	250,000	242,997
3.25%, 05/20/27 (a)	350,000	330,673
1.30%, 05/20/28 (a)	217,000	184,832
2.15%, 05/20/30 (a)	200,000	170,154
1.65%, 05/20/32 (a)	283,000	219,730
See financial notes
Schwab Taxable Bond Funds | Annual Report65

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 05/20/32 (a)	150,000	144,165
5.40%, 05/20/33 (a)	150,000	155,379
4.65%, 05/20/35 (a)	100,000	98,160
4.80%, 05/20/45 (a)	250,000	236,325
4.30%, 05/20/47 (a)	200,000	173,436
3.25%, 05/20/50 (a)	175,000	128,165
4.50%, 05/20/52 (a)	200,000	174,712
6.00%, 05/20/53 (a)	250,000	269,555
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	142,623
3.00%, 05/22/30 (a)	100,000	87,898
4.75%, 05/20/32 (a)	100,000	96,467
Roper Technologies, Inc.
1.00%, 09/15/25 (a)	150,000	137,384
3.85%, 12/15/25 (a)	100,000	96,615
3.80%, 12/15/26 (a)	150,000	143,232
1.40%, 09/15/27 (a)	250,000	216,602
2.95%, 09/15/29 (a)	100,000	88,434
2.00%, 06/30/30 (a)	150,000	122,300
1.75%, 02/15/31 (a)	250,000	196,265
S&P Global, Inc.
2.45%, 03/01/27 (a)	200,000	184,536
4.75%, 08/01/28 (a)	150,000	148,623
2.70%, 03/01/29 (a)	250,000	223,692
4.25%, 05/01/29 (a)	175,000	168,658
2.50%, 12/01/29 (a)	100,000	86,977
1.25%, 08/15/30 (a)	150,000	118,067
2.90%, 03/01/32 (a)	300,000	257,136
3.25%, 12/01/49 (a)	100,000	71,750
3.70%, 03/01/52 (a)	150,000	117,041
2.30%, 08/15/60 (a)	100,000	54,707
3.90%, 03/01/62 (a)	100,000	78,702
Salesforce, Inc.
3.70%, 04/11/28 (a)	300,000	287,535
1.50%, 07/15/28 (a)	150,000	129,138
1.95%, 07/15/31 (a)	300,000	244,392
2.70%, 07/15/41 (a)	250,000	178,885
2.90%, 07/15/51 (a)	350,000	234,542
3.05%, 07/15/61 (a)	150,000	97,118
ServiceNow, Inc.
1.40%, 09/01/30 (a)	300,000	236,079
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	100,000	89,862
3.00%, 06/01/31 (a)	100,000	81,574
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	250,000	220,517
2.38%, 08/09/28 (a)	200,000	166,198
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	123,864
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	183,226
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	150,000	141,596
1.13%, 09/15/26 (a)	150,000	134,643
2.90%, 11/03/27 (a)	75,000	69,824
2.25%, 09/04/29 (a)	100,000	87,117
1.75%, 05/04/30 (a)	200,000	166,696
1.90%, 09/15/31 (a)	100,000	81,591
3.65%, 08/16/32 (a)	100,000	91,420
4.90%, 03/14/33 (a)	200,000	200,990
3.88%, 03/15/39 (a)	150,000	130,038
4.15%, 05/15/48 (a)	300,000	260,928
2.70%, 09/15/51 (a)	100,000	66,297
5.00%, 03/14/53 (a)	200,000	194,550
5.05%, 05/18/63 (a)	200,000	192,142
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Western Union Co.
2.85%, 01/10/25 (a)	100,000	95,845
1.35%, 03/15/26 (a)	200,000	179,058
6.20%, 11/17/36	100,000	100,613
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	95,051
5.50%, 08/15/35	100,000	97,931
5.65%, 11/23/43 (a)	150,000	137,153
Trimble, Inc.
4.75%, 12/01/24 (a)	50,000	49,248
4.90%, 06/15/28 (a)	100,000	97,247
6.10%, 03/15/33 (a)	150,000	151,783
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	250,000	225,042
3.88%, 04/22/27 (a)	200,000	192,440
2.50%, 10/25/31 (a)	250,000	207,970
4.25%, 04/22/32 (a)	200,000	190,056
3.13%, 10/25/41 (a)	250,000	192,702
4.50%, 04/22/52 (a)	200,000	183,010
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	98,018
4.50%, 02/13/26	100,000	98,397
3.70%, 02/15/26 (a)	100,000	96,589
3.13%, 08/15/27 (a)	100,000	93,370
2.50%, 02/04/32 (a)	100,000	83,412
VeriSign, Inc.
4.75%, 07/15/27 (a)	150,000	146,258
2.70%, 06/15/31 (a)	200,000	163,948
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	145,964
4.13%, 03/15/29 (a)	150,000	142,772
5.50%, 06/15/45 (a)	50,000	46,329
3.63%, 05/15/50 (a)	100,000	71,604
Visa, Inc.
3.15%, 12/14/25 (a)	800,000	767,552
1.90%, 04/15/27 (a)	300,000	272,079
0.75%, 08/15/27 (a)	150,000	129,765
2.05%, 04/15/30 (a)	300,000	254,664
1.10%, 02/15/31 (a)	200,000	155,664
4.15%, 12/14/35 (a)	330,000	311,517
2.70%, 04/15/40 (a)	150,000	112,071
4.30%, 12/14/45 (a)	595,000	538,302
3.65%, 09/15/47 (a)	100,000	81,723
2.00%, 08/15/50 (a)	250,000	148,163
VMware, Inc.
4.50%, 05/15/25 (a)	150,000	146,948
1.40%, 08/15/26 (a)	300,000	266,079
4.65%, 05/15/27 (a)	50,000	48,617
3.90%, 08/21/27 (a)	200,000	188,444
1.80%, 08/15/28 (a)	200,000	167,734
4.70%, 05/15/30 (a)	150,000	141,386
2.20%, 08/15/31 (a)	250,000	194,897
Western Digital Corp.
4.75%, 02/15/26 (a)	400,000	381,860
2.85%, 02/01/29 (a)	100,000	80,657
3.10%, 02/01/32 (a)	100,000	74,612
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	189,000
3.70%, 04/01/29 (a)	150,000	138,692
3.80%, 04/01/32 (a)	250,000	222,070
Xilinx, Inc.
2.38%, 06/01/30 (a)	200,000	171,202
		107,477,934
See financial notes
66Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transportation 0.5%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	133,680	124,526
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	133,378	123,758
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	135,915	123,106
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	102,937	94,050
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	97,217	84,718
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 01/11/36	141,956	117,493
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (a)	200,000	195,904
3.65%, 09/01/25 (a)	100,000	97,240
3.25%, 06/15/27 (a)	200,000	189,828
6.20%, 08/15/36	150,000	164,349
5.75%, 05/01/40 (a)	100,000	104,512
5.05%, 03/01/41 (a)	100,000	96,711
5.40%, 06/01/41 (a)	100,000	100,088
4.95%, 09/15/41 (a)	100,000	95,479
4.38%, 09/01/42 (a)	250,000	219,937
4.45%, 03/15/43 (a)	200,000	177,378
5.15%, 09/01/43 (a)	100,000	97,208
4.90%, 04/01/44 (a)	100,000	94,156
4.55%, 09/01/44 (a)	90,000	80,708
4.15%, 04/01/45 (a)	250,000	211,405
4.70%, 09/01/45 (a)	100,000	90,771
3.90%, 08/01/46 (a)	100,000	80,290
4.05%, 06/15/48 (a)	200,000	164,876
4.15%, 12/15/48 (a)	200,000	167,786
3.55%, 02/15/50 (a)	100,000	76,615
3.05%, 02/15/51 (a)	100,000	68,521
3.30%, 09/15/51 (a)	200,000	143,812
2.88%, 06/15/52 (a)	150,000	99,140
4.45%, 01/15/53 (a)	200,000	178,252
5.20%, 04/15/54 (a)	300,000	295,614
Canadian National Railway Co.
2.75%, 03/01/26 (a)	100,000	94,560
6.90%, 07/15/28	150,000	162,399
3.85%, 08/05/32 (a)	150,000	138,522
6.20%, 06/01/36	150,000	163,417
3.20%, 08/02/46 (a)	150,000	108,378
3.65%, 02/03/48 (a)	100,000	78,683
4.45%, 01/20/49 (a)	150,000	131,916
2.45%, 05/01/50 (a)	200,000	122,760
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	100,000	94,785
2.90%, 02/01/25 (a)	50,000	48,161
1.75%, 12/02/26 (a)	200,000	179,744
4.00%, 06/01/28 (a)	100,000	95,749
2.88%, 11/15/29 (a)	150,000	132,114
2.05%, 03/05/30 (a)	100,000	83,051
2.45%, 12/02/31 (a)	300,000	266,298
4.80%, 09/15/35 (a)	50,000	48,221
5.95%, 05/15/37	100,000	103,929
3.00%, 12/02/41 (a)	200,000	166,032
4.30%, 05/15/43 (a)	100,000	84,809
4.80%, 08/01/45 (a)	100,000	89,824
4.95%, 08/15/45 (a)	100,000	91,454
4.70%, 05/01/48 (a)	150,000	131,991
3.50%, 05/01/50 (a)	100,000	73,617
3.10%, 12/02/51 (a)	400,000	271,900
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 11/15/69 (a)	100,000	77,399
6.13%, 09/15/15 (a)	100,000	103,872
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	150,000	142,845
CSX Corp.
3.40%, 08/01/24 (a)	150,000	146,992
3.35%, 11/01/25 (a)	100,000	96,170
2.60%, 11/01/26 (a)	100,000	92,677
3.25%, 06/01/27 (a)	150,000	141,230
3.80%, 03/01/28 (a)	200,000	190,492
4.25%, 03/15/29 (a)	150,000	144,858
2.40%, 02/15/30 (a)	100,000	85,504
4.10%, 11/15/32 (a)	150,000	140,952
6.15%, 05/01/37	150,000	160,143
6.22%, 04/30/40	100,000	107,335
4.75%, 05/30/42 (a)	150,000	135,920
4.10%, 03/15/44 (a)	200,000	166,478
3.80%, 11/01/46 (a)	100,000	78,236
4.30%, 03/01/48 (a)	200,000	168,780
4.75%, 11/15/48 (a)	100,000	89,676
4.50%, 03/15/49 (a)	150,000	130,070
3.35%, 09/15/49 (a)	100,000	71,173
3.80%, 04/15/50 (a)	100,000	77,633
3.95%, 05/01/50 (a)	200,000	159,414
2.50%, 05/15/51 (a)	100,000	60,699
4.50%, 08/01/54 (a)	100,000	86,004
4.25%, 11/01/66 (a)	200,000	160,518
4.65%, 03/01/68 (a)	50,000	43,199
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	82,062	72,507
FedEx Corp.
3.25%, 04/01/26 (a)	150,000	143,373
3.40%, 02/15/28 (a)	150,000	139,899
3.10%, 08/05/29 (a)	200,000	179,388
4.25%, 05/15/30 (a)	150,000	142,359
2.40%, 05/15/31 (a)	150,000	123,951
4.90%, 01/15/34	150,000	145,296
3.90%, 02/01/35	50,000	43,582
1.88%, 08/20/35	209,895	169,289
3.88%, 08/01/42	150,000	119,625
4.10%, 04/15/43	100,000	79,631
5.10%, 01/15/44	75,000	68,312
4.10%, 02/01/45	150,000	118,823
4.75%, 11/15/45 (a)	300,000	258,771
4.55%, 04/01/46 (a)	150,000	125,727
4.40%, 01/15/47 (a)	100,000	82,377
4.05%, 02/15/48 (a)	150,000	117,159
4.95%, 10/17/48 (a)	150,000	134,288
5.25%, 05/15/50 (a)	200,000	186,180
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	150,000	132,914
2.65%, 07/15/31 (a)	100,000	78,407
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	145,339
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	84,149	71,542
JetBlue 2020-1 Class A Pass-Through Trust
Series 1A 4.00%, 05/15/34	83,641	76,925
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	94,091
Norfolk Southern Corp.
3.65%, 08/01/25 (a)	100,000	96,767
2.90%, 06/15/26 (a)	200,000	188,586
3.15%, 06/01/27 (a)	50,000	46,732
See financial notes
Schwab Taxable Bond Funds | Annual Report67

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 08/01/28 (a)	150,000	141,966
2.55%, 11/01/29 (a)	100,000	86,304
3.00%, 03/15/32 (a)	100,000	85,212
4.45%, 03/01/33 (a)	100,000	94,939
3.95%, 10/01/42 (a)	130,000	104,611
4.45%, 06/15/45 (a)	150,000	127,115
4.65%, 01/15/46 (a)	150,000	130,728
3.94%, 11/01/47 (a)	200,000	158,512
4.15%, 02/28/48 (a)	100,000	82,244
4.10%, 05/15/49 (a)	100,000	81,418
3.40%, 11/01/49 (a)	100,000	71,015
3.05%, 05/15/50 (a)	100,000	66,713
2.90%, 08/25/51 (a)	100,000	63,727
4.05%, 08/15/52 (a)	150,000	119,376
3.70%, 03/15/53 (a)	75,000	55,868
4.55%, 06/01/53 (a)	150,000	129,830
5.35%, 08/01/54 (a)	200,000	194,745
3.16%, 05/15/55 (a)	300,000	197,823
4.10%, 05/15/21 (a)	100,000	70,380
Ryder System, Inc.
4.63%, 06/01/25 (a)	150,000	147,153
3.35%, 09/01/25 (a)	150,000	143,553
2.90%, 12/01/26 (a)	100,000	92,065
2.85%, 03/01/27 (a)	100,000	92,052
5.25%, 06/01/28 (a)	200,000	197,620
Southwest Airlines Co.
5.25%, 05/04/25 (a)	220,000	218,546
3.00%, 11/15/26 (a)	95,000	88,535
5.13%, 06/15/27 (a)	300,000	296,616
3.45%, 11/16/27 (a)	100,000	92,487
2.63%, 02/10/30 (a)	150,000	126,759
Union Pacific Corp.
3.25%, 01/15/25 (a)	100,000	97,278
2.75%, 03/01/26 (a)	150,000	141,909
3.00%, 04/15/27 (a)	200,000	187,222
3.95%, 09/10/28 (a)	250,000	240,805
3.70%, 03/01/29 (a)	150,000	142,216
2.40%, 02/05/30 (a)	200,000	172,164
2.38%, 05/20/31 (a)	200,000	167,928
2.80%, 02/14/32 (a)	250,000	213,737
4.50%, 01/20/33 (a)	200,000	193,990
2.89%, 04/06/36 (a)	150,000	118,731
3.60%, 09/15/37 (a)	150,000	125,745
3.55%, 08/15/39 (a)	100,000	81,305
3.20%, 05/20/41 (a)	200,000	152,720
4.05%, 11/15/45 (a)	150,000	121,755
4.05%, 03/01/46 (a)	150,000	122,465
4.00%, 04/15/47 (a)	150,000	121,614
4.30%, 03/01/49 (a)	100,000	85,863
3.25%, 02/05/50 (a)	350,000	252,976
3.80%, 10/01/51 (a)	150,000	118,647
2.95%, 03/10/52 (a)	100,000	66,900
4.95%, 09/09/52 (a)	150,000	145,153
3.50%, 02/14/53 (a)	150,000	111,840
4.95%, 05/15/53 (a)	100,000	96,095
3.88%, 02/01/55 (a)	50,000	39,003
3.95%, 08/15/59 (a)	100,000	77,632
3.84%, 03/20/60 (a)	350,000	268,782
3.55%, 05/20/61 (a)	100,000	71,110
2.97%, 09/16/62 (a)	150,000	92,727
5.15%, 01/20/63 (a)	100,000	96,020
4.10%, 09/15/67 (a)	100,000	79,379
3.75%, 02/05/70 (a)	200,000	146,030
3.80%, 04/06/71 (a)	150,000	110,019
3.85%, 02/14/72 (a)	100,000	74,521
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	84,271	80,174
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	87,089	81,858
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	102,511	92,658
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	70,926	62,940
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	117,650	105,607
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	72,696	67,066
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	85,900	72,390
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	341,417	340,051
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	96,975	94,265
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	300,000	299,283
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	100,000	96,902
3.90%, 04/01/25 (a)	150,000	147,060
3.05%, 11/15/27 (a)	250,000	234,402
3.40%, 03/15/29 (a)	200,000	187,260
4.45%, 04/01/30 (a)	250,000	246,425
4.88%, 03/03/33 (a)	150,000	149,814
6.20%, 01/15/38	295,000	329,757
5.20%, 04/01/40 (a)	100,000	99,845
4.88%, 11/15/40 (a)	100,000	96,549
3.40%, 11/15/46 (a)	100,000	74,914
3.75%, 11/15/47 (a)	150,000	121,482
4.25%, 03/15/49 (a)	100,000	86,513
3.40%, 09/01/49 (a)	100,000	76,354
5.30%, 04/01/50 (a)	300,000	304,389
5.05%, 03/03/53 (a)	200,000	195,664
		24,996,469
		644,415,757

Utility 2.1%
Electric 1.9%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	235,017
2.10%, 07/01/30 (a)	175,000	141,976
4.15%, 05/01/49 (a)	100,000	77,399
3.45%, 05/15/51 (a)	100,000	68,263
5.25%, 05/15/52 (a)	200,000	183,700
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	150,000	116,832
4.25%, 09/15/48 (a)	100,000	83,220
3.80%, 06/15/49 (a)	100,000	77,711
3.65%, 04/01/50 (a)	100,000	75,738
4.50%, 06/15/52 (a)	100,000	86,445
5.40%, 03/15/53 (a)	200,000	199,154
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	95,500
1.45%, 09/15/30 (a)	250,000	196,342
3.05%, 03/15/32 (a)	150,000	128,904
6.00%, 03/01/39	100,000	103,519
3.85%, 12/01/42	150,000	120,477
4.15%, 08/15/44 (a)	150,000	121,566
3.70%, 12/01/47 (a)	100,000	75,307
4.30%, 07/15/48 (a)	150,000	123,827
3.45%, 10/01/49 (a)	100,000	71,153
See financial notes
68Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 07/15/51 (a)	100,000	66,131
3.00%, 03/15/52 (a)	150,000	97,308
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	96,560
1.95%, 03/15/27 (a)	150,000	135,005
1.75%, 03/15/28 (a)	100,000	85,944
3.50%, 01/15/31 (a)	200,000	176,616
Ameren Illinois Co.
3.85%, 09/01/32 (a)	100,000	90,559
4.95%, 06/01/33 (a)	100,000	98,005
4.15%, 03/15/46 (a)	150,000	123,143
3.70%, 12/01/47 (a)	100,000	77,373
4.50%, 03/15/49 (a)	100,000	88,011
2.90%, 06/15/51 (a)	100,000	64,395
5.90%, 12/01/52 (a)	100,000	106,390
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	150,000	152,709
3.20%, 11/13/27 (a)	150,000	139,139
4.30%, 12/01/28 (a)	100,000	95,361
2.30%, 03/01/30 (a)	150,000	123,627
3.25%, 03/01/50 (a)	150,000	98,525
3.88%, 02/15/62 (a)(b)	150,000	121,439
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	93,180
2.70%, 04/01/31 (a)	150,000	124,658
7.00%, 04/01/38	100,000	110,934
4.50%, 03/01/49 (a)	100,000	81,157
3.70%, 05/01/50 (a)	200,000	144,350
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	86,868
6.35%, 12/15/32 (a)	100,000	105,433
5.55%, 08/01/33 (a)	150,000	150,348
4.50%, 04/01/42 (a)	150,000	125,261
4.25%, 03/01/49 (a)	100,000	76,761
3.35%, 05/15/50 (a)	250,000	167,500
2.65%, 09/15/50 (a)	150,000	87,651
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	94,944
2.30%, 03/15/31 (a)	100,000	81,876
Avangrid, Inc.
3.15%, 12/01/24 (a)	150,000	144,840
3.20%, 04/15/25 (a)	150,000	143,665
3.80%, 06/01/29 (a)	100,000	90,803
Avista Corp.
4.35%, 06/01/48 (a)	100,000	82,096
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	100,000	82,119
6.35%, 10/01/36	100,000	107,529
3.50%, 08/15/46 (a)	150,000	110,243
3.20%, 09/15/49 (a)	150,000	102,575
4.55%, 06/01/52 (a)	100,000	86,625
5.40%, 06/01/53 (a)	150,000	148,189
Berkshire Hathaway Energy Co.
4.05%, 04/15/25 (a)	400,000	391,504
3.25%, 04/15/28 (a)	150,000	138,183
3.70%, 07/15/30 (a)	150,000	136,698
6.13%, 04/01/36	298,000	312,086
5.95%, 05/15/37	200,000	203,664
5.15%, 11/15/43 (a)	100,000	92,172
4.50%, 02/01/45 (a)	150,000	126,614
3.80%, 07/15/48 (a)	150,000	110,864
4.45%, 01/15/49 (a)	100,000	82,105
4.25%, 10/15/50 (a)	200,000	156,438
2.85%, 05/15/51 (a)	250,000	155,152
4.60%, 05/01/53 (a)	200,000	165,694
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Black Hills Corp.
3.15%, 01/15/27 (a)	350,000	325,227
2.50%, 06/15/30 (a)	50,000	41,024
4.35%, 05/01/33 (a)	150,000	132,813
3.88%, 10/15/49 (a)	100,000	71,169
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/27 (a)	150,000	140,127
4.45%, 10/01/32 (a)	150,000	142,489
4.95%, 04/01/33 (a)	100,000	98,254
4.50%, 04/01/44 (a)	250,000	217,145
4.25%, 02/01/49 (a)	100,000	84,194
2.90%, 07/01/50 (a)	200,000	130,386
3.35%, 04/01/51 (a)	150,000	107,388
3.60%, 03/01/52 (a)	100,000	74,777
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	250,000	241,547
4.25%, 11/01/28 (a)	45,000	42,092
2.95%, 03/01/30 (a)	100,000	86,165
3.70%, 09/01/49 (a)	100,000	71,829
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	141,031
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	93,334
4.88%, 03/01/44 (a)	100,000	89,135
4.75%, 06/01/50 (a)(b)	100,000	87,501
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	100,000	93,512
2.95%, 08/15/27 (a)	150,000	139,688
2.20%, 03/01/30 (a)	100,000	83,765
5.90%, 03/15/36	150,000	155,701
3.80%, 10/01/42 (a)	100,000	80,131
4.60%, 08/15/43 (a)	100,000	88,955
4.70%, 01/15/44 (a)	100,000	88,899
3.70%, 03/01/45 (a)	100,000	77,224
4.35%, 11/15/45 (a)	100,000	84,697
3.65%, 06/15/46 (a)	100,000	75,306
3.75%, 08/15/47 (a)	150,000	114,965
4.00%, 03/01/48 (a)	150,000	121,179
4.00%, 03/01/49 (a)	150,000	120,168
3.20%, 11/15/49 (a)	100,000	68,477
3.00%, 03/01/50 (a)	150,000	99,333
3.13%, 03/15/51 (a)	200,000	134,864
Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	200,000	181,432
2.05%, 07/01/31 (a)	100,000	80,677
4.00%, 04/01/48 (a)	200,000	162,924
5.25%, 01/15/53 (a)	150,000	146,665
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	47,813
3.35%, 04/01/30 (a)	200,000	180,594
2.40%, 06/15/31 (a)	200,000	165,978
5.20%, 03/01/33 (a)	100,000	99,970
5.30%, 03/01/35	80,000	78,231
5.85%, 03/15/36	150,000	152,088
6.75%, 04/01/38	100,000	110,719
5.50%, 12/01/39	200,000	193,284
4.20%, 03/15/42	50,000	41,755
4.45%, 03/15/44 (a)	230,000	196,266
4.50%, 12/01/45 (a)	150,000	127,176
3.85%, 06/15/46 (a)	200,000	153,360
3.88%, 06/15/47 (a)	150,000	115,328
4.65%, 12/01/48 (a)	100,000	86,320
4.13%, 05/15/49 (a)	100,000	79,413
3.95%, 04/01/50 (a)	150,000	118,749
6.15%, 11/15/52 (a)	150,000	160,983
4.63%, 12/01/54 (a)	100,000	84,989
See financial notes
Schwab Taxable Bond Funds | Annual Report69

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 12/01/56 (a)	150,000	118,643
4.00%, 11/15/57 (a)	100,000	77,940
4.50%, 05/15/58 (a)	100,000	81,822
3.70%, 11/15/59 (a)	100,000	70,790
3.00%, 12/01/60 (a)	100,000	61,152
3.60%, 06/15/61 (a)	200,000	138,606
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	250,000	239,397
5.60%, 03/01/28 (a)	150,000	151,000
5.80%, 03/01/33 (a)	150,000	152,857
6.25%, 10/01/39	262,000	265,728
5.75%, 10/01/41 (a)	100,000	95,860
Consumers Energy Co.
4.65%, 03/01/28 (a)	200,000	198,264
4.63%, 05/15/33 (a)	125,000	121,221
3.95%, 05/15/43 (a)	230,000	187,524
4.05%, 05/15/48 (a)	100,000	81,475
4.35%, 04/15/49 (a)	100,000	86,075
3.10%, 08/15/50 (a)	100,000	68,786
3.50%, 08/01/51 (a)	200,000	147,998
2.50%, 05/01/60 (a)	200,000	110,862
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	150,000	150,942
6.05%, 01/15/38	100,000	104,511
5.45%, 02/01/41 (a)	100,000	96,882
5.10%, 06/01/65 (a)	100,000	93,359
Dominion Energy, Inc.
3.90%, 10/01/25 (a)	150,000	145,084
1.45%, 04/15/26 (a)	200,000	180,488
2.85%, 08/15/26 (a)	150,000	139,620
4.25%, 06/01/28 (a)	150,000	143,146
3.38%, 04/01/30 (a)	350,000	308,927
5.38%, 11/15/32 (a)	150,000	147,772
5.25%, 08/01/33	180,000	173,659
5.95%, 06/15/35	100,000	101,908
7.00%, 06/15/38	100,000	108,459
4.90%, 08/01/41 (a)	100,000	88,017
4.05%, 09/15/42 (a)	100,000	77,668
4.70%, 12/01/44 (a)	50,000	42,128
4.60%, 03/15/49 (a)	100,000	83,211
4.85%, 08/15/52 (a)	100,000	85,405
5.75%, 10/01/54 (a)(b)	150,000	144,705
DTE Electric Co.
2.25%, 03/01/30 (a)	150,000	127,391
2.63%, 03/01/31 (a)	300,000	255,426
5.20%, 04/01/33 (a)	150,000	150,532
3.70%, 03/15/45 (a)	250,000	191,925
3.75%, 08/15/47 (a)	150,000	114,716
4.05%, 05/15/48 (a)	100,000	81,159
3.95%, 03/01/49 (a)	150,000	119,153
2.95%, 03/01/50 (a)	100,000	66,468
5.40%, 04/01/53 (a)	150,000	149,563
DTE Energy Co.
2.53%, 10/01/24	100,000	96,549
4.22%, 11/01/24 (g)	200,000	196,196
1.05%, 06/01/25 (a)	200,000	184,442
2.85%, 10/01/26 (a)	200,000	185,146
3.40%, 06/15/29 (a)	100,000	89,700
2.95%, 03/01/30 (a)	100,000	86,110
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	150,000	141,550
3.95%, 11/15/28 (a)	150,000	142,933
2.45%, 08/15/29 (a)	150,000	129,536
2.45%, 02/01/30 (a)	100,000	85,897
6.45%, 10/15/32	230,000	246,307
4.95%, 01/15/33 (a)	200,000	197,048
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.05%, 04/15/38	150,000	155,956
5.30%, 02/15/40	150,000	146,490
4.25%, 12/15/41 (a)	155,000	131,279
3.75%, 06/01/45 (a)	150,000	114,465
3.88%, 03/15/46 (a)	100,000	77,129
3.70%, 12/01/47 (a)	150,000	113,760
3.95%, 03/15/48 (a)	100,000	78,870
3.20%, 08/15/49 (a)	150,000	103,188
3.45%, 04/15/51 (a)	150,000	105,995
3.55%, 03/15/52 (a)	100,000	72,909
5.35%, 01/15/53 (a)	150,000	146,250
Duke Energy Corp.
0.90%, 09/15/25 (a)	200,000	182,636
2.65%, 09/01/26 (a)	300,000	277,674
3.15%, 08/15/27 (a)	200,000	185,072
4.30%, 03/15/28 (a)	175,000	168,577
3.40%, 06/15/29 (a)	50,000	45,265
2.45%, 06/01/30 (a)	250,000	208,185
2.55%, 06/15/31 (a)	200,000	163,442
4.50%, 08/15/32 (a)	200,000	185,980
4.80%, 12/15/45 (a)	200,000	173,230
3.75%, 09/01/46 (a)	250,000	183,522
3.95%, 08/15/47 (a)	100,000	74,854
4.20%, 06/15/49 (a)	100,000	77,858
3.50%, 06/15/51 (a)	200,000	137,782
5.00%, 08/15/52 (a)	200,000	175,624
3.25%, 01/15/82 (a)(b)	100,000	74,089
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	255,000	241,197
3.80%, 07/15/28 (a)	150,000	142,971
1.75%, 06/15/30 (a)	250,000	201,727
2.40%, 12/15/31 (a)	100,000	81,625
6.35%, 09/15/37	150,000	159,901
6.40%, 06/15/38	200,000	215,406
4.20%, 07/15/48 (a)	150,000	122,957
3.00%, 12/15/51 (a)	100,000	65,718
5.95%, 11/15/52 (a)	150,000	157,090
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	103,695
6.35%, 08/15/38	200,000	213,812
4.90%, 07/15/43 (a)	100,000	90,743
3.25%, 10/01/49 (a)	150,000	102,374
2.75%, 04/01/50 (a)	100,000	61,234
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	150,000	123,582
4.30%, 02/01/49 (a)	100,000	81,759
5.65%, 04/01/53 (a)	100,000	99,964
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	188,586
2.00%, 08/15/31 (a)	150,000	119,400
4.10%, 05/15/42 (a)	100,000	82,445
4.10%, 03/15/43 (a)	150,000	122,397
4.15%, 12/01/44 (a)	278,000	227,979
4.20%, 08/15/45 (a)	100,000	80,958
3.70%, 10/15/46 (a)	250,000	186,370
2.50%, 08/15/50 (a)	150,000	88,907
5.35%, 03/15/53 (a)	150,000	145,731
Edison International
3.55%, 11/15/24 (a)	100,000	97,168
4.95%, 04/15/25 (a)	100,000	98,548
4.70%, 08/15/25	100,000	97,905
5.75%, 06/15/27 (a)	100,000	100,275
4.13%, 03/15/28 (a)	100,000	93,596
6.95%, 11/15/29 (a)	100,000	105,435
El Paso Electric Co.
6.00%, 05/15/35	44,000	43,935
See financial notes
70Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Emera US Finance LP
3.55%, 06/15/26 (a)	150,000	141,906
4.75%, 06/15/46 (a)	250,000	196,035
Enel Americas S.A.
4.00%, 10/25/26 (a)	100,000	94,670
Enel Chile S.A.
4.88%, 06/12/28 (a)	100,000	95,815
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	150,000	143,848
5.15%, 01/15/33 (a)	200,000	198,380
4.20%, 04/01/49 (a)	150,000	120,387
2.65%, 06/15/51 (a)	100,000	59,598
Entergy Corp.
0.90%, 09/15/25 (a)	250,000	227,220
2.95%, 09/01/26 (a)	300,000	278,841
1.90%, 06/15/28 (a)	150,000	128,580
2.80%, 06/15/30 (a)	100,000	84,419
2.40%, 06/15/31 (a)	150,000	119,850
3.75%, 06/15/50 (a)	150,000	106,170
Entergy Louisiana LLC
0.95%, 10/01/24 (a)	200,000	189,942
2.40%, 10/01/26 (a)	150,000	137,555
3.25%, 04/01/28 (a)	150,000	137,769
2.35%, 06/15/32 (a)	100,000	79,559
4.00%, 03/15/33 (a)	100,000	89,864
3.10%, 06/15/41 (a)	100,000	72,990
4.20%, 09/01/48 (a)	100,000	80,422
4.20%, 04/01/50 (a)	150,000	120,392
2.90%, 03/15/51 (a)	150,000	94,079
4.75%, 09/15/52 (a)	100,000	87,153
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	150,000	145,461
3.85%, 06/01/49 (a)	100,000	75,019
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	150,000	117,564
4.50%, 03/30/39 (a)	100,000	87,762
3.55%, 09/30/49 (a)	100,000	71,587
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	187,148
4.13%, 03/01/42 (a)	100,000	81,704
4.25%, 12/01/45 (a)	100,000	81,608
3.25%, 09/01/49 (a)	100,000	68,525
3.45%, 04/15/50 (a)	50,000	35,415
5.70%, 03/15/53 (a)	100,000	99,905
Evergy Metro, Inc.
5.30%, 10/01/41 (a)	100,000	97,118
4.20%, 03/15/48 (a)	100,000	81,613
Evergy, Inc.
2.45%, 09/15/24 (a)	200,000	193,048
2.90%, 09/15/29 (a)	250,000	217,677
Eversource Energy
3.15%, 01/15/25 (a)	130,000	125,979
0.80%, 08/15/25 (a)	200,000	182,698
4.75%, 05/15/26	150,000	147,607
3.30%, 01/15/28 (a)	100,000	92,100
4.25%, 04/01/29 (a)	150,000	142,635
1.65%, 08/15/30 (a)	250,000	196,825
2.55%, 03/15/31 (a)	100,000	82,166
3.38%, 03/01/32 (a)	150,000	128,757
5.13%, 05/15/33 (a)	150,000	145,182
3.45%, 01/15/50 (a)	150,000	105,167
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	242,710
3.40%, 04/15/26 (a)	150,000	142,683
5.15%, 03/15/28 (a)	200,000	198,780
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 04/15/30 (a)	300,000	277,476
4.95%, 06/15/35 (a)(c)	80,000	74,883
5.63%, 06/15/35	200,000	199,298
5.10%, 06/15/45 (a)	200,000	182,440
4.45%, 04/15/46 (a)	200,000	165,354
4.70%, 04/15/50 (a)	100,000	85,029
4.10%, 03/15/52 (a)	150,000	115,769
5.60%, 03/15/53 (a)	100,000	96,645
Florida Power & Light Co.
2.85%, 04/01/25 (a)	150,000	144,331
3.13%, 12/01/25 (a)	150,000	143,763
4.45%, 05/15/26 (a)	100,000	98,495
5.05%, 04/01/28 (a)	175,000	175,999
4.40%, 05/15/28 (a)	100,000	97,879
2.45%, 02/03/32 (a)	300,000	248,874
5.10%, 04/01/33 (a)	150,000	150,238
4.80%, 05/15/33 (a)	250,000	244,342
5.63%, 04/01/34	150,000	156,393
5.65%, 02/01/37	100,000	102,288
5.96%, 04/01/39	200,000	211,072
5.69%, 03/01/40	150,000	153,963
5.25%, 02/01/41 (a)	150,000	147,411
4.05%, 06/01/42 (a)	100,000	84,545
4.05%, 10/01/44 (a)	150,000	126,204
3.70%, 12/01/47 (a)	100,000	77,791
3.95%, 03/01/48 (a)	100,000	81,196
4.13%, 06/01/48 (a)	150,000	125,558
3.99%, 03/01/49 (a)	100,000	80,864
3.15%, 10/01/49 (a)	100,000	69,943
2.88%, 12/04/51 (a)	200,000	131,002
5.30%, 04/01/53 (a)	200,000	198,496
Fortis, Inc.
3.06%, 10/04/26 (a)	305,000	283,208
Georgia Power Co.
2.20%, 09/15/24 (a)	200,000	192,784
4.65%, 05/16/28 (a)	200,000	195,288
2.65%, 09/15/29 (a)	150,000	129,459
4.95%, 05/17/33 (a)	200,000	193,660
4.75%, 09/01/40	150,000	133,680
4.30%, 03/15/42	150,000	125,697
4.30%, 03/15/43	100,000	82,421
3.70%, 01/30/50 (a)	100,000	74,133
3.25%, 03/15/51 (a)	100,000	68,030
5.13%, 05/15/52 (a)	200,000	186,010
Iberdrola International BV
6.75%, 07/15/36	100,000	109,051
Idaho Power Co.
4.20%, 03/01/48 (a)	150,000	123,786
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	100,000	87,254
3.75%, 07/01/47 (a)	100,000	75,489
4.25%, 08/15/48 (a)	100,000	80,976
3.25%, 05/01/51 (a)	150,000	101,910
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	97,162
2.30%, 06/01/30 (a)	200,000	164,418
6.25%, 07/15/39	150,000	154,642
3.50%, 09/30/49 (a)	100,000	70,579
ITC Holdings Corp.
3.25%, 06/30/26 (a)	100,000	94,492
5.30%, 07/01/43 (a)	100,000	92,298
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	93,959
4.38%, 10/01/45 (a)	100,000	82,328
3.30%, 06/01/50 (a)	100,000	69,035
See financial notes
Schwab Taxable Bond Funds | Annual Report71

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	100,000	81,231
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	186,488
6.75%, 12/30/31	100,000	109,865
4.80%, 09/15/43 (a)	100,000	90,151
4.40%, 10/15/44 (a)	100,000	85,396
4.25%, 05/01/46 (a)	100,000	82,294
3.95%, 08/01/47 (a)	50,000	39,343
3.65%, 08/01/48 (a)	150,000	112,098
4.25%, 07/15/49 (a)	150,000	123,533
3.15%, 04/15/50 (a)	100,000	67,628
2.70%, 08/01/52 (a)	200,000	121,548
Mississippi Power Co.
4.25%, 03/15/42	100,000	81,904
3.10%, 07/30/51 (a)	100,000	63,761
National Grid PLC
5.60%, 06/12/28 (a)	150,000	150,423
5.81%, 06/12/33 (a)	150,000	150,546
National Rural Utilities Cooperative Finance Corp.
1.00%, 10/18/24	200,000	189,988
3.25%, 11/01/25 (a)	250,000	239,547
3.40%, 02/07/28 (a)	200,000	186,616
4.80%, 03/15/28 (a)	200,000	197,966
3.70%, 03/15/29 (a)	250,000	232,937
2.40%, 03/15/30 (a)	150,000	126,731
1.35%, 03/15/31 (a)	150,000	113,535
1.65%, 06/15/31 (a)	200,000	153,564
2.75%, 04/15/32 (a)	100,000	82,034
4.02%, 11/01/32 (a)	150,000	136,278
4.15%, 12/15/32 (a)	100,000	91,519
5.80%, 01/15/33 (a)	150,000	154,963
4.40%, 11/01/48 (a)	100,000	82,734
4.30%, 03/15/49 (a)	100,000	81,491
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	232,425
6.65%, 04/01/36	100,000	106,399
6.75%, 07/01/37	100,000	108,144
3.13%, 08/01/50 (a)	100,000	63,625
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/24	275,000	270,680
6.05%, 03/01/25	450,000	451,993
4.45%, 06/20/25	250,000	244,897
5.75%, 09/01/25	250,000	250,770
1.88%, 01/15/27 (a)	150,000	134,148
3.55%, 05/01/27 (a)	250,000	235,745
4.63%, 07/15/27 (a)	200,000	195,098
4.90%, 02/28/28 (a)	200,000	196,850
1.90%, 06/15/28 (a)	300,000	257,907
3.50%, 04/01/29 (a)	150,000	137,187
2.75%, 11/01/29 (a)	150,000	129,830
2.25%, 06/01/30 (a)	300,000	246,921
2.44%, 01/15/32 (a)	200,000	160,278
5.00%, 07/15/32 (a)	200,000	193,474
5.05%, 02/28/33 (a)	175,000	169,393
3.00%, 01/15/52 (a)	100,000	63,703
5.25%, 02/28/53 (a)	200,000	185,402
4.80%, 12/01/77 (a)(b)	150,000	133,112
3.80%, 03/15/82 (a)(b)	100,000	84,768
Northern States Power Co.
5.35%, 11/01/39	100,000	98,570
3.40%, 08/15/42 (a)	250,000	190,497
4.00%, 08/15/45 (a)	150,000	120,033
3.60%, 09/15/47 (a)	150,000	113,475
2.90%, 03/01/50 (a)	150,000	99,000
3.20%, 04/01/52 (a)	100,000	68,676
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 06/01/52 (a)	100,000	86,647
5.10%, 05/15/53 (a)	150,000	142,167
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	140,610
3.25%, 05/15/29 (a)	150,000	137,540
5.50%, 03/15/40	250,000	246,767
4.55%, 06/01/52 (a)	150,000	130,383
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	99,951
5.38%, 11/01/40	200,000	181,250
4.50%, 04/01/47 (a)	100,000	80,158
3.75%, 08/01/50 (a)	100,000	71,307
Ohio Edison Co.
6.88%, 07/15/36	100,000	109,260
Ohio Power Co.
2.60%, 04/01/30 (a)	100,000	84,860
1.63%, 01/15/31 (a)	150,000	117,441
5.00%, 06/01/33 (a)	100,000	97,447
4.00%, 06/01/49 (a)	50,000	39,078
2.90%, 10/01/51 (a)	150,000	94,955
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	94,409
3.30%, 03/15/30 (a)	100,000	88,927
3.25%, 04/01/30 (a)	150,000	132,576
5.60%, 04/01/53 (a)	100,000	99,492
Oncor Electric Delivery Co., LLC
2.95%, 04/01/25 (a)	100,000	96,089
0.55%, 10/01/25 (a)	250,000	227,670
3.70%, 11/15/28 (a)	100,000	94,335
2.75%, 05/15/30 (a)	150,000	129,725
4.15%, 06/01/32 (a)	100,000	93,554
4.55%, 09/15/32 (a)	100,000	95,312
5.25%, 09/30/40	150,000	149,235
4.55%, 12/01/41 (a)	380,000	339,648
5.30%, 06/01/42 (a)	37,000	36,532
3.80%, 09/30/47 (a)	100,000	79,006
3.80%, 06/01/49 (a)	100,000	77,657
3.10%, 09/15/49 (a)	150,000	102,273
3.70%, 05/15/50 (a)	100,000	75,875
2.70%, 11/15/51 (a)	100,000	61,760
4.60%, 06/01/52 (a)	100,000	88,918
5.35%, 10/01/52 (a)	78,000	76,798
Pacific Gas & Electric Co.
3.40%, 08/15/24 (a)	200,000	195,094
3.45%, 07/01/25	200,000	190,218
3.15%, 01/01/26	325,000	302,770
2.95%, 03/01/26 (a)	200,000	184,700
2.10%, 08/01/27 (a)	200,000	172,452
3.30%, 12/01/27 (a)	250,000	222,975
3.00%, 06/15/28 (a)	150,000	130,526
3.75%, 07/01/28	200,000	180,072
6.10%, 01/15/29 (a)	200,000	197,732
4.55%, 07/01/30 (a)	550,000	494,730
2.50%, 02/01/31 (a)	450,000	351,189
3.25%, 06/01/31 (a)	150,000	121,733
4.40%, 03/01/32 (a)	100,000	86,375
5.90%, 06/15/32 (a)	100,000	95,811
6.15%, 01/15/33 (a)	150,000	146,125
6.40%, 06/15/33 (a)	200,000	197,454
4.50%, 07/01/40 (a)	350,000	270,483
3.30%, 08/01/40 (a)	250,000	168,090
4.20%, 06/01/41 (a)	100,000	72,879
4.60%, 06/15/43 (a)	150,000	112,644
4.75%, 02/15/44 (a)	200,000	154,058
4.30%, 03/15/45 (a)	200,000	139,880
4.00%, 12/01/46 (a)	100,000	66,403
See financial notes
72Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 12/01/47 (a)	200,000	133,444
4.95%, 07/01/50 (a)	550,000	426,063
3.50%, 08/01/50 (a)	350,000	220,671
5.25%, 03/01/52 (a)	100,000	79,410
6.75%, 01/15/53 (a)	150,000	146,074
6.70%, 04/01/53 (a)	150,000	146,166
PacifiCorp
3.50%, 06/15/29 (a)	150,000	136,005
7.70%, 11/15/31	100,000	113,663
5.75%, 04/01/37	100,000	98,582
6.25%, 10/15/37	100,000	102,336
6.35%, 07/15/38	100,000	102,490
6.00%, 01/15/39	130,000	129,383
4.13%, 01/15/49 (a)	150,000	109,814
4.15%, 02/15/50 (a)	150,000	110,366
3.30%, 03/15/51 (a)	100,000	64,080
5.35%, 12/01/53 (a)	200,000	173,018
5.50%, 05/15/54 (a)	250,000	221,532
PECO Energy Co.
4.90%, 06/15/33 (a)	150,000	147,576
4.15%, 10/01/44 (a)	100,000	82,507
3.90%, 03/01/48 (a)	150,000	119,633
3.00%, 09/15/49 (a)	100,000	66,755
2.80%, 06/15/50 (a)	100,000	63,836
3.05%, 03/15/51 (a)	150,000	100,223
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	175,000	161,828
Potomac Electric Power Co.
6.50%, 11/15/37	150,000	164,077
4.15%, 03/15/43 (a)	100,000	83,371
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	150,000	141,747
4.13%, 04/15/30 (a)	200,000	184,394
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	150,000	148,537
4.75%, 07/15/43 (a)	50,000	45,402
4.13%, 06/15/44 (a)	100,000	82,522
3.95%, 06/01/47 (a)	150,000	121,116
4.15%, 06/15/48 (a)	100,000	82,638
5.25%, 05/15/53 (a)	150,000	146,034
Progress Energy, Inc.
7.75%, 03/01/31	150,000	168,237
7.00%, 10/30/31	100,000	108,515
6.00%, 12/01/39	100,000	100,684
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	100,000	93,801
1.90%, 01/15/31 (a)	150,000	119,208
1.88%, 06/15/31 (a)	150,000	118,413
6.25%, 09/01/37	100,000	104,327
3.60%, 09/15/42 (a)	100,000	75,968
4.30%, 03/15/44 (a)	40,000	33,328
3.80%, 06/15/47 (a)	200,000	150,296
4.05%, 09/15/49 (a)	100,000	77,929
3.20%, 03/01/50 (a)	100,000	67,446
5.25%, 04/01/53 (a)	150,000	138,588
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	100,000	81,713
3.60%, 07/01/49 (a)	50,000	37,724
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	79,947
5.25%, 01/15/33 (a)	100,000	98,259
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	250,000	227,055
2.25%, 09/15/26 (a)	150,000	138,356
3.20%, 05/15/29 (a)	100,000	91,271
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 08/15/31 (a)	250,000	199,927
4.90%, 12/15/32 (a)	150,000	148,249
5.20%, 08/01/33 (a)	100,000	101,006
3.95%, 05/01/42 (a)	150,000	125,472
3.80%, 03/01/46 (a)	150,000	118,931
3.60%, 12/01/47 (a)	100,000	76,682
3.85%, 05/01/49 (a)	150,000	119,123
3.15%, 01/01/50 (a)	100,000	70,827
2.70%, 05/01/50 (a)	150,000	96,650
2.05%, 08/01/50 (a)	200,000	112,478
5.13%, 03/15/53 (a)	150,000	146,877
5.45%, 08/01/53 (a)	100,000	101,561
Public Service Enterprise Group, Inc.
0.80%, 08/15/25 (a)	250,000	228,302
1.60%, 08/15/30 (a)	200,000	157,510
Puget Energy, Inc.
4.10%, 06/15/30 (a)	250,000	223,692
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	375,789
4.22%, 06/15/48 (a)	100,000	81,257
3.25%, 09/15/49 (a)	100,000	68,426
2.89%, 09/15/51 (a)	100,000	63,033
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	139,745
1.70%, 10/01/30 (a)	200,000	159,178
6.00%, 06/01/39	150,000	153,781
4.50%, 08/15/40	100,000	88,875
4.15%, 05/15/48 (a)	100,000	81,351
4.10%, 06/15/49 (a)	100,000	79,511
3.32%, 04/15/50 (a)	100,000	68,655
2.95%, 08/15/51 (a)	150,000	97,842
5.35%, 04/01/53 (a)	150,000	145,398
Southern California Edison Co.
4.20%, 06/01/25	100,000	97,880
3.70%, 08/01/25 (a)	200,000	193,370
1.20%, 02/01/26 (a)	250,000	227,320
5.85%, 11/01/27 (a)	150,000	153,684
3.65%, 03/01/28 (a)	250,000	234,020
4.20%, 03/01/29 (a)	100,000	94,988
2.85%, 08/01/29 (a)	100,000	88,084
2.25%, 06/01/30 (a)	150,000	124,805
2.75%, 02/01/32 (a)	100,000	83,033
5.95%, 11/01/32 (a)	125,000	129,643
6.00%, 01/15/34	150,000	155,298
5.55%, 01/15/37	150,000	146,461
5.95%, 02/01/38	100,000	101,854
5.50%, 03/15/40	100,000	96,774
4.50%, 09/01/40 (a)	150,000	128,543
4.05%, 03/15/42 (a)	100,000	79,208
3.90%, 03/15/43 (a)	50,000	38,389
4.65%, 10/01/43 (a)	150,000	129,053
3.60%, 02/01/45 (a)	100,000	72,483
4.00%, 04/01/47 (a)	300,000	232,743
4.13%, 03/01/48 (a)	250,000	197,522
4.88%, 03/01/49 (a)	100,000	86,873
3.65%, 02/01/50 (a)	200,000	145,054
2.95%, 02/01/51 (a)	200,000	127,230
3.65%, 06/01/51 (a)	100,000	71,457
3.45%, 02/01/52 (a)	100,000	68,506
5.45%, 06/01/52 (a)	100,000	94,208
5.70%, 03/01/53 (a)	100,000	97,201
5.88%, 12/01/53 (a)	150,000	149,613
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	97,388
0.90%, 01/15/26 (a)	150,000	135,494
See financial notes
Schwab Taxable Bond Funds | Annual Report73

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 07/15/43	50,000	44,854
4.95%, 12/15/46 (a)	100,000	85,614
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	136,650
2.75%, 10/01/26 (a)	150,000	138,636
4.10%, 09/15/28 (a)	150,000	142,198
5.30%, 04/01/33 (a)	100,000	97,944
6.20%, 03/15/40	100,000	101,808
3.90%, 04/01/45 (a)	150,000	110,847
3.85%, 02/01/48 (a)	50,000	36,369
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	125,966
3.40%, 08/15/46 (a)	150,000	103,515
3.70%, 08/15/47 (a)	100,000	73,485
3.15%, 05/01/50 (a)	150,000	99,216
Tampa Electric Co.
2.40%, 03/15/31 (a)	100,000	81,596
4.10%, 06/15/42 (a)	200,000	164,340
4.30%, 06/15/48 (a)	250,000	202,337
The AES Corp.
1.38%, 01/15/26 (a)	150,000	135,009
5.45%, 06/01/28 (a)	200,000	196,368
2.45%, 01/15/31 (a)	200,000	158,934
The Cleveland Electric Illuminating Co.
5.50%, 08/15/24	100,000	99,691
The Dayton Power & Light Co.
3.95%, 06/15/49 (a)	100,000	75,998
The Southern Co.
4.48%, 08/01/24 (g)	150,000	148,171
3.25%, 07/01/26 (a)	400,000	378,560
5.11%, 08/01/27	150,000	149,178
3.70%, 04/30/30 (a)	250,000	226,542
5.20%, 06/15/33 (a)	150,000	145,987
4.25%, 07/01/36 (a)	50,000	43,627
4.40%, 07/01/46 (a)	400,000	329,700
4.00%, 01/15/51 (a)(b)	250,000	232,665
3.75%, 09/15/51 (a)(b)	200,000	172,750
The Toledo Edison Co.
6.15%, 05/15/37	100,000	103,593
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	200,000	156,364
4.85%, 12/01/48 (a)	50,000	42,835
4.00%, 06/15/50 (a)	100,000	75,191
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	138,201
2.95%, 03/15/30 (a)	200,000	175,772
2.15%, 03/15/32 (a)	100,000	79,195
3.90%, 09/15/42 (a)	40,000	31,545
4.00%, 04/01/48 (a)	250,000	195,917
2.63%, 03/15/51 (a)	100,000	60,953
3.90%, 04/01/52 (a)	150,000	117,917
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	250,000	236,367
3.75%, 05/15/27 (a)	150,000	143,281
3.80%, 04/01/28 (a)	150,000	142,135
2.88%, 07/15/29 (a)	250,000	222,127
2.40%, 03/30/32 (a)	150,000	121,031
6.00%, 01/15/36	150,000	155,287
6.00%, 05/15/37	150,000	154,497
8.88%, 11/15/38	150,000	194,970
4.00%, 01/15/43 (a)	100,000	81,338
4.65%, 08/15/43 (a)	200,000	173,132
4.45%, 02/15/44 (a)	100,000	85,115
4.20%, 05/15/45 (a)	100,000	80,763
3.80%, 09/15/47 (a)	150,000	112,980
4.60%, 12/01/48 (a)	150,000	128,850
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 12/01/49 (a)	250,000	173,765
2.45%, 12/15/50 (a)	200,000	115,646
4.63%, 05/15/52 (a)	100,000	85,718
5.70%, 08/15/53 (a)	100,000	99,442
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	250,000	246,752
5.15%, 10/01/27 (a)	100,000	99,766
1.38%, 10/15/27 (a)	200,000	172,250
4.75%, 01/15/28 (a)	150,000	147,016
1.80%, 10/15/30 (a)	100,000	78,530
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	100,000	86,089
4.75%, 09/30/32 (a)	100,000	97,775
4.30%, 10/15/48 (a)	100,000	83,862
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	89,761
3.95%, 09/01/32 (a)	100,000	91,138
4.95%, 04/01/33 (a)	100,000	97,173
3.65%, 04/01/50 (a)	100,000	72,473
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	188,040
3.30%, 09/01/49 (a)	100,000	69,415
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	140,669
4.00%, 06/15/28 (a)	250,000	237,060
2.60%, 12/01/29 (a)	100,000	85,661
3.40%, 06/01/30 (a)	100,000	88,754
4.60%, 06/01/32 (a)	200,000	186,940
3.50%, 12/01/49 (a)	100,000	69,648
		86,951,596
Natural Gas 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	125,000	110,060
1.50%, 01/15/31 (a)	150,000	117,069
4.13%, 10/15/44 (a)	300,000	246,912
4.30%, 10/01/48 (a)	100,000	84,823
4.13%, 03/15/49 (a)	100,000	81,583
3.38%, 09/15/49 (a)	100,000	71,519
2.85%, 02/15/52 (a)	150,000	97,223
5.75%, 10/15/52 (a)	100,000	104,207
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	199,750
4.00%, 04/01/28 (a)	100,000	95,243
1.75%, 10/01/30 (a)	100,000	79,637
5.40%, 03/01/33 (a)	100,000	100,098
5.85%, 01/15/41 (a)	100,000	100,685
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	320,915
3.49%, 05/15/27 (a)	250,000	234,797
5.25%, 03/30/28 (a)	200,000	199,316
2.95%, 09/01/29 (a)	100,000	88,071
1.70%, 02/15/31 (a)	250,000	193,385
5.25%, 02/15/43 (a)	45,000	41,942
4.80%, 02/15/44 (a)	209,000	182,633
5.65%, 02/01/45 (a)	100,000	96,001
4.38%, 05/15/47 (a)	200,000	164,026
3.95%, 03/30/48 (a)	100,000	76,534
5.00%, 06/15/52 (a)	75,000	66,479
ONE Gas, Inc.
2.00%, 05/15/30 (a)	100,000	82,042
4.66%, 02/01/44 (a)	100,000	86,675
4.50%, 11/01/48 (a)	100,000	82,600
See financial notes
74Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	136,299
2.50%, 03/15/31 (a)	100,000	81,139
5.40%, 06/15/33 (a)	100,000	98,657
3.64%, 11/01/46 (a)	100,000	70,266
3.35%, 06/01/50 (a)	100,000	65,724
Sempra
3.30%, 04/01/25 (a)	150,000	144,598
5.40%, 08/01/26 (a)	200,000	200,436
3.25%, 06/15/27 (a)	200,000	184,954
3.40%, 02/01/28 (a)	200,000	185,170
3.70%, 04/01/29 (a)	150,000	136,953
3.80%, 02/01/38 (a)	150,000	122,287
6.00%, 10/15/39	150,000	149,922
4.00%, 02/01/48 (a)	150,000	115,045
4.13%, 04/01/52 (a)(b)	150,000	121,722
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	48,788
2.95%, 04/15/27 (a)	150,000	139,473
2.55%, 02/01/30 (a)	100,000	85,150
5.20%, 06/01/33 (a)	100,000	98,288
3.75%, 09/15/42 (a)	150,000	113,934
4.30%, 01/15/49 (a)	150,000	122,211
3.95%, 02/15/50 (a)	100,000	76,345
6.35%, 11/15/52 (a)	100,000	107,533
5.75%, 06/01/53 (a)	150,000	148,678
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	100,000	77,879
5.15%, 09/15/32 (a)	100,000	97,736
5.88%, 03/15/41 (a)	150,000	148,500
4.40%, 06/01/43 (a)	75,000	60,214
3.95%, 10/01/46 (a)	150,000	111,846
4.40%, 05/30/47 (a)	100,000	80,732
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	202,465
4.05%, 03/15/32 (a)	150,000	134,553
4.15%, 06/01/49 (a)	100,000	75,341
Spire Missouri, Inc.
3.30%, 06/01/51 (a)	100,000	67,701
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	74,170
		7,288,934
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	145,360
3.75%, 09/01/28 (a)	240,000	227,866
3.45%, 06/01/29 (a)	300,000	275,448
2.30%, 06/01/31 (a)	200,000	164,196
3.75%, 09/01/47 (a)	400,000	311,596
4.15%, 06/01/49 (a)	150,000	124,431
3.45%, 05/01/50 (a)	100,000	72,649
3.25%, 06/01/51 (a)	200,000	140,634
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	100,000	91,681
2.70%, 04/15/30 (a)	100,000	84,180
2.40%, 05/01/31 (a)	200,000	160,054
4.28%, 05/01/49 (a)	100,000	77,962
3.35%, 04/15/50 (a)	100,000	66,744
5.30%, 05/01/52 (a)	100,000	90,779
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Utilities PLC
6.88%, 08/15/28	100,000	104,209
		2,137,789
		96,378,319
Total Corporates (Cost $1,272,430,677)		1,109,613,456

TREASURIES 41.0% OF NET ASSETS
Bonds
7.50%, 11/15/24	800,000	821,891
7.63%, 02/15/25	550,000	569,400
6.88%, 08/15/25	500,000	518,555
6.00%, 02/15/26	1,310,800	1,349,766
6.75%, 08/15/26	750,000	795,088
6.50%, 11/15/26	955,300	1,011,722
6.63%, 02/15/27	696,400	744,196
6.38%, 08/15/27	743,300	796,086
6.13%, 11/15/27	1,509,500	1,611,863
5.50%, 08/15/28	280,000	294,864
5.25%, 11/15/28	1,588,100	1,658,386
5.25%, 02/15/29	795,300	832,207
6.13%, 08/15/29	900,000	987,504
6.25%, 05/15/30	950,000	1,061,773
5.38%, 02/15/31	1,460,000	1,574,177
4.50%, 02/15/36	1,458,700	1,525,937
4.75%, 02/15/37	1,485,000	1,587,674
5.00%, 05/15/37	1,120,000	1,225,788
4.38%, 02/15/38	1,227,600	1,258,098
4.50%, 05/15/38	1,410,000	1,461,663
3.50%, 02/15/39	1,255,300	1,155,170
4.25%, 05/15/39	1,729,500	1,735,445
4.50%, 08/15/39	1,623,300	1,673,521
4.38%, 11/15/39	2,375,900	2,411,167
4.63%, 02/15/40	2,048,600	2,140,307
1.13%, 05/15/40	9,050,000	5,607,465
4.38%, 05/15/40	1,977,000	2,002,021
1.13%, 08/15/40	8,700,000	5,343,703
3.88%, 08/15/40	2,609,100	2,477,830
1.38%, 11/15/40	10,000,000	6,388,281
4.25%, 11/15/40	2,573,600	2,563,547
1.88%, 02/15/41	12,300,000	8,538,891
4.75%, 02/15/41	2,200,000	2,325,125
2.25%, 05/15/41	10,400,000	7,665,938
4.38%, 05/15/41	2,313,700	2,331,595
1.75%, 08/15/41	13,600,000	9,142,813
3.75%, 08/15/41	2,103,600	1,949,446
2.00%, 11/15/41	12,000,000	8,401,875
3.13%, 11/15/41	2,381,600	2,010,405
2.38%, 02/15/42	9,000,000	6,697,266
3.13%, 02/15/42	2,430,900	2,043,095
3.00%, 05/15/42	2,505,300	2,056,499
3.25%, 05/15/42	7,800,000	6,661,687
2.75%, 08/15/42	2,668,100	2,098,627
3.38%, 08/15/42	7,500,000	6,509,766
2.75%, 11/15/42	4,010,800	3,145,971
4.00%, 11/15/42	7,600,000	7,211,687
3.13%, 02/15/43	3,282,900	2,727,628
3.88%, 02/15/43	7,500,000	6,979,102
2.88%, 05/15/43	5,772,800	4,599,298
3.88%, 05/15/43	8,300,000	7,720,297
3.63%, 08/15/43	3,942,900	3,524,583
4.38%, 08/15/43	3,000,000	2,992,500
3.75%, 11/15/43	3,602,900	3,278,076
3.63%, 02/15/44	3,362,900	3,000,075
3.38%, 05/15/44	4,093,600	3,510,902
3.13%, 08/15/44	4,938,200	4,063,213
See financial notes
Schwab Taxable Bond Funds | Annual Report75

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 11/15/44	4,153,600	3,342,350
2.50%, 02/15/45	5,307,000	3,896,914
3.00%, 05/15/45	2,568,600	2,058,291
2.88%, 08/15/45	3,388,200	2,650,472
3.00%, 11/15/45	2,118,600	1,692,894
2.50%, 02/15/46	4,100,000	2,981,789
2.50%, 05/15/46	4,617,800	3,354,399
2.25%, 08/15/46	5,695,800	3,924,762
2.88%, 11/15/46	2,248,900	1,749,750
3.00%, 02/15/47	4,500,000	3,578,555
3.00%, 05/15/47	3,800,000	3,021,297
2.75%, 08/15/47	6,875,000	5,212,109
2.75%, 11/15/47	5,850,000	4,430,918
3.00%, 02/15/48	6,100,000	4,842,828
3.13%, 05/15/48	6,900,000	5,605,172
3.00%, 08/15/48	7,750,000	6,152,168
3.38%, 11/15/48	7,700,000	6,544,398
3.00%, 02/15/49	8,300,000	6,589,422
2.88%, 05/15/49	8,500,000	6,592,812
2.25%, 08/15/49	7,800,000	5,307,656
2.38%, 11/15/49	7,500,000	5,245,898
2.00%, 02/15/50	9,520,000	6,097,262
1.25%, 05/15/50	10,850,000	5,675,059
1.38%, 08/15/50	12,400,000	6,704,719
1.63%, 11/15/50	12,150,000	7,028,965
1.88%, 02/15/51	13,600,000	8,392,688
2.38%, 05/15/51	13,300,000	9,247,656
2.00%, 08/15/51	13,300,000	8,445,500
1.88%, 11/15/51	12,800,000	7,867,000
2.25%, 02/15/52	11,500,000	7,762,500
2.88%, 05/15/52	10,700,000	8,308,383
3.00%, 08/15/52	10,100,000	8,052,383
4.00%, 11/15/52	10,000,000	9,652,344
3.63%, 02/15/53	10,500,000	9,462,305
4.13%, 08/15/53	4,000,000	3,946,563
Notes
0.38%, 09/15/24	11,000,000	10,451,719
1.50%, 09/30/24	5,800,000	5,569,133
2.13%, 09/30/24	3,750,000	3,624,536
4.25%, 09/30/24	8,000,000	7,911,094
0.63%, 10/15/24	10,500,000	9,971,104
1.50%, 10/31/24	5,300,000	5,076,406
2.25%, 10/31/24	3,900,000	3,767,309
4.38%, 10/31/24	9,000,000	8,906,836
0.75%, 11/15/24	10,000,000	9,478,906
2.25%, 11/15/24	10,426,900	10,061,551
1.50%, 11/30/24	6,210,000	5,931,156
2.13%, 11/30/24	3,800,000	3,658,094
4.50%, 11/30/24	9,000,000	8,918,789
1.00%, 12/15/24	10,000,000	9,479,883
1.75%, 12/31/24	5,500,000	5,258,193
2.25%, 12/31/24	5,100,000	4,908,551
4.25%, 12/31/24	7,500,000	7,408,301
1.13%, 01/15/25	9,700,000	9,185,824
1.38%, 01/31/25	5,100,000	4,840,219
2.50%, 01/31/25	4,500,000	4,338,457
4.13%, 01/31/25	8,000,000	7,888,125
1.50%, 02/15/25	9,000,000	8,545,078
2.00%, 02/15/25	8,848,900	8,465,217
1.13%, 02/28/25	5,450,000	5,140,989
2.75%, 02/28/25	4,500,000	4,348,652
4.63%, 02/28/25	7,500,000	7,448,291
1.75%, 03/15/25	8,500,000	8,085,293
0.50%, 03/31/25	7,100,000	6,613,955
2.63%, 03/31/25	3,200,000	3,082,375
3.88%, 03/31/25	9,000,000	8,837,578
2.63%, 04/15/25	8,000,000	7,701,875
0.38%, 04/30/25	7,000,000	6,487,168
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 04/30/25	3,500,000	3,381,123
3.88%, 04/30/25	9,500,000	9,327,441
2.13%, 05/15/25	7,721,600	7,362,515
2.75%, 05/15/25	7,000,000	6,745,703
0.25%, 05/31/25	8,400,000	7,741,781
2.88%, 05/31/25	3,600,000	3,474,000
4.25%, 05/31/25	8,000,000	7,902,188
2.88%, 06/15/25	8,200,000	7,910,437
0.25%, 06/30/25	7,500,000	6,893,115
2.75%, 06/30/25	2,350,000	2,261,095
4.63%, 06/30/25	8,000,000	7,955,938
3.00%, 07/15/25	7,000,000	6,761,426
0.25%, 07/31/25	8,100,000	7,420,043
2.88%, 07/31/25	3,500,000	3,371,553
4.75%, 07/31/25	8,000,000	7,978,594
2.00%, 08/15/25	11,107,400	10,516,886
3.13%, 08/15/25	6,300,000	6,095,496
0.25%, 08/31/25	6,900,000	6,300,293
2.75%, 08/31/25	4,400,000	4,224,344
5.00%, 08/31/25	8,000,000	8,022,656
3.50%, 09/15/25	6,500,000	6,331,152
0.25%, 09/30/25	9,900,000	9,020,602
3.00%, 09/30/25	3,400,000	3,278,078
4.25%, 10/15/25	7,000,000	6,922,344
0.25%, 10/31/25	9,400,000	8,534,906
3.00%, 10/31/25	3,100,000	2,986,777
2.25%, 11/15/25	10,580,200	10,025,153
4.50%, 11/15/25	6,000,000	5,963,672
0.38%, 11/30/25	8,500,000	7,716,406
2.88%, 11/30/25	4,000,000	3,841,406
4.00%, 12/15/25	7,000,000	6,887,617
0.38%, 12/31/25	9,300,000	8,427,398
2.63%, 12/31/25	3,100,000	2,957,715
3.88%, 01/15/26	7,000,000	6,868,477
0.38%, 01/31/26	11,900,000	10,741,145
2.63%, 01/31/26	6,400,000	6,100,000
1.63%, 02/15/26	8,545,800	7,945,591
4.00%, 02/15/26	6,300,000	6,201,070
0.50%, 02/28/26	9,100,000	8,218,437
2.50%, 02/28/26	3,000,000	2,848,945
4.63%, 03/15/26	6,700,000	6,695,551
0.75%, 03/31/26	8,200,000	7,443,102
2.25%, 03/31/26	4,400,000	4,149,578
3.75%, 04/15/26	8,000,000	7,827,500
0.75%, 04/30/26	10,000,000	9,044,922
2.38%, 04/30/26	2,500,000	2,361,621
1.63%, 05/15/26	7,924,500	7,330,782
3.63%, 05/15/26	7,000,000	6,827,461
0.75%, 05/31/26	10,000,000	9,019,922
2.13%, 05/31/26	3,700,000	3,467,594
4.13%, 06/15/26	9,000,000	8,896,641
0.88%, 06/30/26	7,900,000	7,142,402
1.88%, 06/30/26	4,450,000	4,139,021
4.50%, 07/15/26	8,000,000	7,986,875
0.63%, 07/31/26	8,000,000	7,155,312
1.88%, 07/31/26	3,700,000	3,433,629
1.50%, 08/15/26	9,971,600	9,142,321
4.38%, 08/15/26	8,000,000	7,963,438
0.75%, 08/31/26	10,500,000	9,402,832
1.38%, 08/31/26	4,100,000	3,741,570
0.88%, 09/30/26	11,000,000	9,872,070
1.63%, 09/30/26	3,000,000	2,755,547
1.13%, 10/31/26	9,700,000	8,745,914
1.63%, 10/31/26	3,800,000	3,480,859
2.00%, 11/15/26	8,973,900	8,311,023
1.25%, 11/30/26	10,100,000	9,123,141
1.63%, 11/30/26	3,700,000	3,384,055
1.25%, 12/31/26	9,900,000	8,930,109
See financial notes
76Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 12/31/26	3,800,000	3,484,867
1.50%, 01/31/27	13,200,000	11,975,391
2.25%, 02/15/27	8,442,600	7,851,618
1.13%, 02/28/27	2,300,000	2,056,793
1.88%, 02/28/27	9,000,000	8,258,203
0.63%, 03/31/27	4,150,000	3,632,871
2.50%, 03/31/27	9,100,000	8,527,695
0.50%, 04/30/27	6,000,000	5,212,969
2.75%, 04/30/27	8,500,000	8,024,199
2.38%, 05/15/27	9,500,000	8,842,793
0.50%, 05/31/27	5,600,000	4,851,656
2.63%, 05/31/27	9,000,000	8,449,102
0.50%, 06/30/27	7,100,000	6,135,953
3.25%, 06/30/27	8,200,000	7,873,602
0.38%, 07/31/27	8,000,000	6,858,125
2.75%, 07/31/27	8,500,000	8,002,617
2.25%, 08/15/27	7,842,000	7,241,597
0.50%, 08/31/27	7,100,000	6,101,840
3.13%, 08/31/27	8,000,000	7,635,000
0.38%, 09/30/27	9,200,000	7,842,281
4.13%, 09/30/27	8,100,000	8,025,961
0.50%, 10/31/27	8,950,000	7,648,754
4.13%, 10/31/27	8,000,000	7,926,875
2.25%, 11/15/27	8,500,000	7,818,008
0.63%, 11/30/27	7,600,000	6,514,625
3.88%, 11/30/27	8,000,000	7,854,688
0.63%, 12/31/27	10,000,000	8,550,000
3.88%, 12/31/27	8,000,000	7,855,000
0.75%, 01/31/28	12,100,000	10,379,059
3.50%, 01/31/28	8,500,000	8,221,758
2.75%, 02/15/28	10,850,000	10,165,941
1.13%, 02/29/28	13,000,000	11,318,633
4.00%, 02/29/28	8,000,000	7,902,812
1.25%, 03/31/28	9,000,000	7,866,211
3.63%, 03/31/28	9,000,000	8,749,687
1.25%, 04/30/28	15,000,000	13,083,398
3.50%, 04/30/28	8,500,000	8,218,770
2.88%, 05/15/28	11,850,000	11,140,389
1.25%, 05/31/28	11,300,000	9,838,504
3.63%, 05/31/28	9,000,000	8,754,609
1.25%, 06/30/28	10,400,000	9,037,031
4.00%, 06/30/28	14,000,000	13,834,844
1.00%, 07/31/28	11,200,000	9,587,375
4.13%, 07/31/28	10,500,000	10,440,117
2.88%, 08/15/28	9,550,000	8,954,990
1.13%, 08/31/28	10,400,000	8,939,938
4.38%, 08/31/28	10,000,000	10,061,328
1.25%, 09/30/28	10,300,000	8,890,187
1.38%, 10/31/28	10,100,000	8,755,832
3.13%, 11/15/28	10,750,000	10,179,326
1.50%, 11/30/28	10,500,000	9,147,305
1.38%, 12/31/28	9,500,000	8,209,707
1.75%, 01/31/29	8,900,000	7,827,133
2.63%, 02/15/29	10,150,000	9,346,326
1.88%, 02/28/29	6,600,000	5,837,648
2.38%, 03/31/29	7,000,000	6,348,125
2.88%, 04/30/29	6,000,000	5,584,453
2.38%, 05/15/29	7,050,000	6,387,135
2.75%, 05/31/29	5,300,000	4,895,254
3.25%, 06/30/29	6,800,000	6,448,578
2.63%, 07/31/29	5,400,000	4,945,852
1.63%, 08/15/29	6,350,000	5,499,695
3.13%, 08/31/29	5,000,000	4,705,664
3.88%, 09/30/29	4,800,000	4,703,625
4.00%, 10/31/29	4,300,000	4,242,891
1.75%, 11/15/29	4,300,000	3,739,824
3.88%, 11/30/29	4,500,000	4,409,824
3.88%, 12/31/29	5,000,000	4,899,414
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 01/31/30	5,200,000	4,988,141
1.50%, 02/15/30	10,150,000	8,610,848
4.00%, 02/28/30	4,050,000	3,998,584
3.63%, 03/31/30	5,700,000	5,506,289
3.50%, 04/30/30	5,400,000	5,177,672
0.63%, 05/15/30	10,105,000	8,016,897
3.75%, 05/31/30	5,500,000	5,351,758
3.75%, 06/30/30	6,300,000	6,130,687
4.00%, 07/31/30	9,000,000	8,893,828
0.63%, 08/15/30	20,900,000	16,471,812
4.13%, 08/31/30	8,000,000	7,966,875
0.88%, 11/15/30	19,550,000	15,650,691
1.13%, 02/15/31	19,500,000	15,845,274
1.63%, 05/15/31	18,550,000	15,538,523
1.25%, 08/15/31	19,550,000	15,789,680
1.38%, 11/15/31	21,000,000	17,023,125
1.88%, 02/15/32	20,000,000	16,812,500
2.88%, 05/15/32	19,350,000	17,587,336
2.75%, 08/15/32	19,450,000	17,460,934
4.13%, 11/15/32	18,350,000	18,344,266
3.50%, 02/15/33	19,700,000	18,762,711
3.38%, 05/15/33	20,100,000	18,939,539
3.88%, 08/15/33	7,000,000	6,874,766
3.63%, 05/15/53	11,050,000	9,968,309
Total Treasuries (Cost $1,959,572,012)		1,852,681,923

GOVERNMENT RELATED 4.9% OF NET ASSETS

Agency 1.8%
Foreign 0.7%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	350,000	331,751
0.38%, 09/17/25	500,000	456,325
4.63%, 11/03/25	500,000	497,130
0.50%, 02/02/26	500,000	451,160
		1,736,366
Canada 0.0%
Export Development Canada
3.38%, 08/26/25	350,000	339,924
3.00%, 05/25/27	550,000	521,901
3.88%, 02/14/28	750,000	733,492
		1,595,317
Germany 0.3%
Kreditanstalt Fuer Wiederaufbau
2.63%, 02/28/24(h)	950,000	937,289
1.38%, 08/05/24(h)	550,000	530,178
0.50%, 09/20/24(h)	1,000,000	950,280
2.50%, 11/20/24(h)	1,030,000	995,969
1.25%, 01/31/25(h)	950,000	899,536
2.00%, 05/02/25(h)	450,000	428,161
3.13%, 06/10/25(h)	250,000	241,965
0.38%, 07/18/25(h)	1,250,000	1,148,687
0.63%, 01/22/26(h)	1,000,000	907,770
1.00%, 10/01/26(h)	650,000	584,174
3.00%, 05/20/27(h)	950,000	901,996
2.88%, 04/03/28(h)	750,000	702,585
3.88%, 06/15/28(h)	1,000,000	977,650
1.75%, 09/14/29(h)	400,000	347,372
0.75%, 09/30/30(h)	400,000	315,036
4.13%, 07/15/33(h)	1,000,000	988,540
See financial notes
Schwab Taxable Bond Funds | Annual Report77

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.00%, 04/18/36(h)(i)	300,000	173,190
0.00%, 06/29/37(h)(i)	450,000	246,182
Landwirtschaftliche Rentenbank
2.00%, 01/13/25(h)	300,000	287,196
0.50%, 05/27/25(h)	300,000	277,305
2.38%, 06/10/25(h)	500,000	477,165
0.88%, 03/30/26(h)	250,000	226,858
1.75%, 07/27/26(h)	250,000	230,403
3.88%, 09/28/27(h)	250,000	245,005
2.50%, 11/15/27(h)	250,000	231,860
0.88%, 09/03/30(h)	500,000	395,760
		14,648,112
Japan 0.2%
Japan Bank for International Cooperation
1.75%, 10/17/24	200,000	191,702
2.50%, 05/28/25	250,000	238,287
0.63%, 07/15/25	500,000	459,625
3.88%, 09/16/25	300,000	292,551
2.75%, 01/21/26	200,000	189,842
4.25%, 01/26/26	250,000	245,780
2.38%, 04/20/26	500,000	467,870
4.25%, 04/27/26	750,000	736,305
1.88%, 07/21/26	400,000	366,968
2.25%, 11/04/26	300,000	276,375
2.88%, 06/01/27	200,000	186,738
2.88%, 07/21/27	200,000	186,590
2.75%, 11/16/27	450,000	416,169
3.25%, 07/20/28	200,000	187,328
3.50%, 10/31/28	200,000	188,798
2.13%, 02/16/29	250,000	218,855
2.00%, 10/17/29	200,000	171,534
1.25%, 01/21/31	250,000	196,768
1.88%, 04/15/31	700,000	574,154
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	183,316
2.75%, 04/27/27	200,000	185,622
1.00%, 07/22/30	380,000	296,514
1.75%, 04/28/31	200,000	161,596
		6,619,287
Norway 0.1%
Equinor A.S.A.
2.88%, 04/06/25(a)	250,000	241,243
1.75%, 01/22/26(a)	200,000	185,468
3.00%, 04/06/27(a)	200,000	187,338
3.63%, 09/10/28(a)	300,000	285,024
3.13%, 04/06/30(a)	250,000	227,030
2.38%, 05/22/30(a)	300,000	257,958
3.63%, 04/06/40(a)	100,000	80,875
5.10%, 08/17/40	114,000	111,819
4.25%, 11/23/41	100,000	87,334
3.95%, 05/15/43	150,000	125,943
4.80%, 11/08/43	100,000	92,380
3.25%, 11/18/49(a)	300,000	213,162
3.70%, 04/06/50(a)	250,000	193,485
		2,289,059
Republic of Korea 0.1%
Export-Import Bank of Korea
4.00%, 01/14/24	500,000	497,105
2.88%, 01/21/25	400,000	386,752
0.75%, 09/21/25	750,000	683,482
3.25%, 11/10/25	750,000	717,615
1.63%, 01/18/27	250,000	224,432
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 09/15/27	200,000	194,894
1.25%, 09/21/30	500,000	391,925
2.13%, 01/18/32	250,000	202,255
2.50%, 06/29/41	200,000	142,274
The Korea Development Bank
2.13%, 10/01/24	250,000	241,145
3.00%, 01/13/26	200,000	189,568
4.38%, 02/15/28	500,000	488,470
2.00%, 10/25/31	250,000	200,793
4.25%, 09/08/32	250,000	237,085
		4,797,795
Sweden 0.0%
Svensk Exportkredit AB
0.38%, 07/30/24	200,000	190,874
0.63%, 10/07/24	300,000	284,538
0.63%, 05/14/25	275,000	254,650
4.00%, 07/15/25	500,000	490,185
0.50%, 08/26/25	150,000	137,238
4.63%, 11/28/25	350,000	347,155
2.25%, 03/22/27	250,000	230,015
		1,934,655
		33,620,591
U.S. 1.1%
Fannie Mae
2.63%, 09/06/24	1,830,000	1,782,823
1.63%, 01/07/25	3,500,000	3,338,300
0.63%, 04/22/25	1,000,000	932,150
0.50%, 06/17/25	2,000,000	1,848,380
0.38%, 08/25/25	1,500,000	1,373,910
0.50%, 11/07/25	3,000,000	2,733,960
2.13%, 04/24/26	1,000,000	937,970
1.88%, 09/24/26	1,500,000	1,386,825
6.03%, 10/08/27	164,000	173,512
7.25%, 05/15/30	1,000,000	1,167,800
6.63%, 11/15/30	2,180,000	2,483,390
5.63%, 07/15/37	500,000	561,290
Federal Farm Credit Banks Funding Corp.
0.88%, 11/18/24	1,000,000	949,130
4.50%, 11/18/24	2,000,000	1,980,940
4.25%, 12/20/24	1,000,000	986,970
1.75%, 02/14/25	1,000,000	952,710
4.00%, 01/06/28	500,000	491,430
Federal Home Loan Bank
4.50%, 10/03/24	1,500,000	1,488,015
5.00%, 02/28/25	1,000,000	998,090
0.50%, 04/14/25	1,000,000	931,020
0.88%, 06/12/26	500,000	451,445
4.38%, 06/12/26	1,000,000	992,240
4.75%, 06/12/26	1,000,000	1,002,080
4.00%, 06/30/28	1,000,000	986,786
3.25%, 11/16/28	2,850,000	2,714,169
5.50%, 07/15/36	330,000	364,492
Federal National Mortgage Association
0.75%, 10/08/27	500,000	432,645
0.88%, 08/05/30	2,000,000	1,588,260
Freddie Mac
1.50%, 02/12/25	4,000,000	3,801,440
0.38%, 07/21/25	4,000,000	3,676,160
0.38%, 09/23/25	2,000,000	1,825,400
6.75%, 03/15/31	200,000	230,536
6.25%, 07/15/32	1,100,000	1,257,124
See financial notes
78Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tennessee Valley Authority
2.88%, 09/15/24	500,000	487,210
4.65%, 06/15/35	655,000	645,227
4.63%, 09/15/60	150,000	140,331
		48,094,160
		81,714,751

Local Authority 0.8%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.05%, 07/07/24	350,000	356,832
8.50%, 12/01/29	100,000	118,439
Province of Alberta
1.88%, 11/13/24	450,000	431,572
1.00%, 05/20/25	400,000	372,544
3.30%, 03/15/28	200,000	189,550
1.30%, 07/22/30	450,000	363,433
Province of British Columbia
1.75%, 09/27/24	400,000	384,592
2.25%, 06/02/26	150,000	140,384
0.90%, 07/20/26	300,000	269,547
1.30%, 01/29/31(f)	500,000	401,755
4.20%, 07/06/33	250,000	243,815
Province of Manitoba
2.13%, 06/22/26	230,000	213,944
1.50%, 10/25/28	150,000	129,212
Province of New Brunswick
3.63%, 02/24/28	150,000	143,600
Province of Ontario
0.63%, 01/21/26	250,000	226,280
1.05%, 04/14/26	500,000	454,280
2.50%, 04/27/26	200,000	188,600
2.30%, 06/15/26	200,000	187,172
3.10%, 05/19/27	400,000	379,180
1.05%, 05/21/27	450,000	395,109
2.00%, 10/02/29	200,000	174,140
1.13%, 10/07/30	500,000	397,215
1.60%, 02/25/31	250,000	204,210
1.90%, 04/21/31	250,000	208,627
1.80%, 10/14/31	500,000	409,540
Province of Quebec
2.88%, 10/16/24	300,000	291,543
1.50%, 02/11/25	350,000	331,793
0.60%, 07/23/25	500,000	460,710
2.50%, 04/20/26	450,000	424,728
2.75%, 04/12/27	200,000	187,394
3.63%, 04/13/28	500,000	480,970
7.50%, 09/15/29	421,000	485,657
1.35%, 05/28/30	250,000	204,655
Province of Saskatchewan Canada
3.25%, 06/08/27	200,000	190,114
		10,041,136
U.S. 0.6%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	90,000	94,960
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	330,793
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	454,923
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	282,403
Board of Regents of the University of Texas System
TXBL-SER A
3.35%, 08/15/47 (a)	250,000	194,453
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,074,754
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	400,000	492,528
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	592,875
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	238,534
California State University
RB Series 2017B
3.90%, 11/01/47(a)	50,000	41,896
TXBL-REF-SER B
2.98%, 11/01/51(a)	200,000	136,328
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	100,000	111,658
Series C
4.47%, 01/01/49	150,000	137,044
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	730,000	816,948
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	97,191
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	103,951
City of New York
6.27%, 12/01/37	200,000	219,803
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	203,440
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	200,000	177,508
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	102,865
GO Series 2020C
2.51%, 07/01/41(a)	185,000	134,353
Series D
2.66%, 09/01/39	143,092	113,715
Series D
2.81%, 09/01/43	100,000	71,680
Series H
2.90%, 09/01/49	100,000	67,366
See financial notes
Schwab Taxable Bond Funds | Annual Report79

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	104,732
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	250,000	262,660
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	176,445
County of Miami-Dade FL Water & Sewer System
Series C
3.49%, 10/01/42 (a)	100,000	78,363
Dallas Area Rapid Transit
Series B
6.00%, 12/01/44	140,000	152,743
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	100,000	102,878
Dallas/Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	250,000	179,441
Series A
2.99%, 11/01/38	100,000	81,177
Series C
3.09%, 11/01/40(a)	250,000	194,028
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	100,000	87,465
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	355,596
Foothill-Eastern Transportation Corridor Agency
Series A
3.92%, 01/15/53 (a)	100,000	78,303
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	101,055
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	111,794
Illinois
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	101,539	105,245
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,537,000	1,492,180
Illinois State Toll Highway Authority
6.18%, 01/01/34	100,000	106,773
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	490,000	476,518
Series B
4.53%, 01/01/35	300,000	289,113
Kansas Development Finance Authority
4.93%, 04/15/45	100,000	95,737
Los Angeles Community College District/CA
GO Bonds Series 2020
1.61%, 08/01/28	275,000	239,747
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2020
2.11%, 08/01/32(a)	250,000	200,556
Los Angeles Department of Water & Power Power System
5.72%, 07/01/39	100,000	105,858
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	231,941
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	250,000	258,825
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	552,886
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40(a)	150,000	109,996
RB Series D
3.20%, 07/01/50	150,000	100,236
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	416,811
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	130,000	125,080
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	200,000	242,821
RB (Build America Bonds) Series E
6.81%, 11/15/40	330,000	356,385
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	200,000	157,885
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	184,099
Municipal Electric Authority of Georgia
7.06%, 04/01/57	294,000	306,509
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	142,000	156,225
RB (Build America Bonds) Series A
6.64%, 04/01/57	142,000	158,281
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	250,000	268,026
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	333,602
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	429,095
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	418,568
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	204,940
See financial notes
80Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York City Water & Sewer System
RB (Build America Bonds) Series 2010
5.72%, 06/15/42	125,000	131,513
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	271,125
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	106,694
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	51,529
RB Series 2009F
5.63%, 03/15/39	100,000	102,962
Series B
3.14%, 07/01/43	220,000	174,789
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	100,000	101,930
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	150,000	180,271
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	433,064
Oregon School Boards Association
Series B
5.55%, 06/30/28	240,000	242,193
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	158,675
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	105,617
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	192,047
Consolidated Bonds 174th Series
4.46%, 10/01/62	450,000	399,283
Consolidated Bonds 181st Series
4.96%, 08/01/46	100,000	96,333
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	161,336
Consolidated Bonds 215th Series
3.29%, 08/01/69	100,000	66,900
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/48	100,000	115,119
6.58%, 05/15/49	75,000	86,989
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	50,000	54,767
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	100,000	68,536
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	15,000	12,404
RB Series B
3.82%, 01/01/48	150,000	119,457
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	109,394
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	100,000	89,387
State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	300,000	279,209
Series A
1.71%, 07/01/27	400,000	353,174
Series A
2.15%, 07/01/30	600,000	492,540
State of California
2.38%, 10/01/26	175,000	162,584
7.63%, 03/01/40	300,000	369,427
GO Bonds
7.60%, 11/01/40	300,000	373,069
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	85,714	91,505
State of Washington
5.14%, 08/01/40	100,000	99,101
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	606,177
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	150,000	120,623
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	400,000	271,319
The Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	300,000	293,970
Series A
3.80%, 12/01/46	100,000	82,114
The Pennsylvania State University
2.84%, 09/01/50	150,000	99,944
University of California
0.88%, 05/15/25(a)	500,000	464,941
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	500,000	525,414
RB Series 2015AQ
4.77%, 05/15/15	150,000	127,896
RB Series 2020BG
1.32%, 05/15/27(a)	195,000	172,704
RB Series AD
4.86%, 05/15/12	100,000	87,612
RB Series BG
1.61%, 05/15/30(a)	250,000	203,793
University of Michigan
Series B
2.44%, 04/01/40 (a)	250,000	180,207
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	100,000	65,480
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50(a)	400,000	238,084
Series C
4.18%, 09/01/17(a)	100,000	77,101
See financial notes
Schwab Taxable Bond Funds | Annual Report81

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Westchester County Local Development Corp.
RB Series 2020
3.85%, 11/01/50 (a)	250,000	172,840
		26,125,729
		36,166,865

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
1.63%, 01/22/25	650,000	619,788
2.88%, 04/28/25	650,000	627,829
0.75%, 05/19/26	250,000	225,525
3.75%, 04/26/28	500,000	487,375
		1,960,517
Chile 0.1%
Chile Government International Bond
3.13%, 01/21/26	200,000	191,514
3.24%, 02/06/28(a)	450,000	421,137
2.45%, 01/31/31(a)	300,000	255,585
2.55%, 01/27/32(a)	200,000	168,306
2.55%, 07/27/33(a)	500,000	403,215
4.95%, 01/05/36(a)	400,843	387,499
3.10%, 05/07/41(a)	550,000	402,578
4.34%, 03/07/42(a)	250,000	215,400
3.63%, 10/30/42	150,000	116,710
3.86%, 06/21/47	200,000	158,048
3.50%, 01/25/50(a)	500,000	364,015
4.00%, 01/31/52(a)	200,000	158,908
5.33%, 01/05/54(a)	300,000	290,235
3.10%, 01/22/61(a)	450,000	285,435
3.25%, 09/21/71(a)	200,000	125,930
		3,944,515
Hungary 0.0%
Hungary Government International Bond
7.63%, 03/29/41	750,000	830,085
Indonesia 0.1%
Indonesia Government International Bond
3.50%, 01/11/28	200,000	187,162
4.55%, 01/11/28(a)	500,000	490,160
4.10%, 04/24/28	250,000	239,883
4.75%, 02/11/29	200,000	196,590
3.40%, 09/18/29	450,000	410,467
2.85%, 02/14/30	400,000	352,144
3.85%, 10/15/30	300,000	278,310
4.65%, 09/20/32(a)	250,000	241,850
4.85%, 01/11/33(a)	200,000	196,380
4.35%, 01/11/48	400,000	343,256
5.35%, 02/11/49(f)	200,000	196,216
3.70%, 10/30/49	300,000	229,995
3.50%, 02/14/50	200,000	147,892
4.20%, 10/15/50	250,000	208,220
3.05%, 03/12/51	400,000	284,872
5.65%, 01/11/53(a)	200,000	204,752
4.45%, 04/15/70	200,000	163,846
3.35%, 03/12/71	200,000	130,024
		4,502,019
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Israel 0.1%
Israel Government International Bond
2.88%, 03/16/26	200,000	188,406
3.25%, 01/17/28	200,000	186,408
2.75%, 07/03/30	350,000	305,917
4.50%, 01/17/33	350,000	337,190
4.50%, 01/30/43	300,000	264,714
4.13%, 01/17/48	200,000	163,082
3.88%, 07/03/50	300,000	233,997
4.50%, 04/03/20	200,000	154,676
State of Israel
2.50%, 01/15/30	200,000	172,756
3.38%, 01/15/50	350,000	248,749
		2,255,895
Italy 0.1%
Republic of Italy Government International Bond
1.25%, 02/17/26	1,000,000	903,190
2.88%, 10/17/29	475,000	416,105
5.38%, 06/15/33	250,000	245,955
4.00%, 10/17/49	550,000	401,879
3.88%, 05/06/51	500,000	352,410
		2,319,539
Mexico 0.2%
Mexico Government International Bond
3.90%, 04/27/25(a)	200,000	196,746
4.13%, 01/21/26	288,000	283,968
4.15%, 03/28/27	500,000	490,285
3.75%, 01/11/28	1,000,000	949,610
4.50%, 04/22/29	600,000	580,146
3.25%, 04/16/30(a)	500,000	443,535
2.66%, 05/24/31(a)	400,000	331,888
8.30%, 08/15/31	150,000	177,356
4.75%, 04/27/32(a)	700,000	664,755
4.88%, 05/19/33(a)	400,000	379,760
6.75%, 09/27/34	362,000	389,436
6.05%, 01/11/40	700,000	700,329
4.28%, 08/14/41(a)	400,000	323,920
4.75%, 03/08/44	950,000	799,178
5.55%, 01/21/45	550,000	514,277
4.60%, 01/23/46	450,000	364,977
4.35%, 01/15/47	300,000	234,483
4.60%, 02/10/48	400,000	321,768
4.50%, 01/31/50(a)	475,000	378,632
5.00%, 04/27/51(a)	450,000	382,293
4.40%, 02/12/52(a)	250,000	192,970
6.34%, 05/04/53(a)	200,000	200,406
3.77%, 05/24/61(a)	600,000	395,742
5.75%, 10/12/10	420,000	368,999
		10,065,459
Panama 0.1%
Panama Government International Bond
3.75%, 03/16/25(a)	300,000	291,333
8.88%, 09/30/27	250,000	281,130
3.88%, 03/17/28(a)	200,000	188,440
9.38%, 04/01/29	100,000	118,525
3.16%, 01/23/30(a)	200,000	174,366
2.25%, 09/29/32(a)	1,000,000	761,270
3.30%, 01/19/33(a)	200,000	165,074
6.40%, 02/14/35(a)	250,000	257,035
6.70%, 01/26/36	131,000	137,816
4.50%, 05/15/47	250,000	192,525
4.50%, 04/16/50(a)	400,000	300,968
See financial notes
82Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 04/29/53	200,000	144,526
6.85%, 03/28/54(a)	200,000	205,160
4.50%, 04/01/56(a)	550,000	400,196
3.87%, 07/23/60(a)	650,000	417,618
4.50%, 01/19/63(a)	250,000	179,198
		4,215,180
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	250,000	259,570
2.39%, 01/23/26(a)	200,000	187,678
4.13%, 08/25/27	250,000	242,285
2.84%, 06/20/30	150,000	130,101
2.78%, 01/23/31(a)	600,000	510,300
1.86%, 12/01/32(a)	300,000	227,238
8.75%, 11/21/33	450,000	561,298
3.00%, 01/15/34(a)	200,000	163,006
6.55%, 03/14/37	300,000	327,540
3.30%, 03/11/41(a)	250,000	186,215
5.63%, 11/18/50	395,000	394,490
3.55%, 03/10/51(a)	350,000	252,672
2.78%, 12/01/60(a)	250,000	147,333
3.60%, 01/15/72(a)	200,000	131,654
3.23%, 07/28/21(a)	200,000	116,190
		3,837,570
Philippines 0.1%
Philippine Government International Bond
10.63%, 03/16/25	800,000	865,096
5.50%, 03/30/26	200,000	202,786
3.00%, 02/01/28	400,000	369,392
3.75%, 01/14/29	400,000	377,268
9.50%, 02/02/30	250,000	309,725
2.46%, 05/05/30	200,000	170,908
7.75%, 01/14/31	350,000	407,999
1.95%, 01/06/32	200,000	159,640
6.38%, 01/15/32	300,000	327,174
5.61%, 04/13/33	200,000	209,004
6.38%, 10/23/34	600,000	659,820
3.95%, 01/20/40	600,000	508,152
3.70%, 03/01/41	550,000	442,915
3.70%, 02/02/42	400,000	321,064
2.95%, 05/05/45	200,000	138,784
3.20%, 07/06/46	500,000	357,385
4.20%, 03/29/47	200,000	167,926
		5,995,038
Poland 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	1,000,000	958,510
5.75%, 11/16/32(a)	300,000	312,564
5.50%, 04/04/53(a)	350,000	340,977
		1,612,051
Republic of Korea 0.0%
Korea International Bond
5.63%, 11/03/25(f)	232,000	233,116
2.75%, 01/19/27	250,000	235,390
3.50%, 09/20/28	200,000	190,516
2.50%, 06/19/29	200,000	179,676
1.75%, 10/15/31	200,000	164,146
4.13%, 06/10/44	200,000	180,364
		1,183,208
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Uruguay 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	300,000	299,400
4.38%, 01/23/31(a)	350,000	345,069
5.75%, 10/28/34(a)	200,000	215,324
7.63%, 03/21/36	250,000	302,955
4.13%, 11/20/45	150,000	132,852
5.10%, 06/18/50	750,000	726,405
4.98%, 04/20/55	400,000	378,900
		2,400,905
		45,121,981

Supranational* 1.3%
African Development Bank
3.38%, 07/07/25	250,000	243,093
0.88%, 03/23/26	250,000	226,930
0.88%, 07/22/26	500,000	449,170
4.38%, 11/03/27	500,000	498,780
4.38%, 03/14/28	250,000	249,455
Asian Development Bank
1.50%, 10/18/24	400,000	383,540
2.00%, 01/22/25	851,000	814,807
0.63%, 04/29/25	400,000	372,092
2.88%, 05/06/25	550,000	530,744
0.38%, 09/03/25	1,000,000	914,960
4.25%, 01/09/26	1,000,000	988,520
0.50%, 02/04/26	750,000	677,880
1.00%, 04/14/26	1,000,000	910,250
2.00%, 04/24/26	500,000	466,905
2.63%, 01/12/27	500,000	470,395
1.50%, 01/20/27	500,000	452,850
3.13%, 08/20/27	500,000	476,475
2.50%, 11/02/27	500,000	464,140
2.75%, 01/19/28	200,000	186,836
5.82%, 06/16/28	250,000	264,250
1.88%, 03/15/29	300,000	263,496
1.75%, 09/19/29	250,000	216,353
1.88%, 01/24/30	400,000	345,128
0.75%, 10/08/30	750,000	587,595
1.50%, 03/04/31	1,000,000	822,280
3.88%, 09/28/32	1,000,000	970,340
4.00%, 01/12/33	350,000	342,843
3.88%, 06/14/33	350,000	339,276
Corp. Andina de Fomento
1.63%, 09/23/25	300,000	277,458
2.25%, 02/08/27	400,000	360,672
Council of Europe Development Bank
1.38%, 02/27/25	650,000	615,010
0.88%, 09/22/26	400,000	357,636
European Bank for Reconstruction & Development
1.63%, 09/27/24	250,000	240,140
0.50%, 05/19/25	850,000	787,066
0.50%, 11/25/25	500,000	454,860
0.50%, 01/28/26	500,000	452,225
European Investment Bank
3.25%, 01/29/24	1,000,000	990,930
2.50%, 10/15/24	400,000	387,740
1.88%, 02/10/25	450,000	429,723
1.63%, 03/14/25	700,000	664,391
0.63%, 07/25/25	1,000,000	923,170
0.38%, 12/15/25	1,000,000	905,800
0.38%, 03/26/26	500,000	448,815
2.13%, 04/13/26	500,000	468,990
0.75%, 10/26/26	500,000	444,785
1.38%, 03/15/27	750,000	674,025
See financial notes
Schwab Taxable Bond Funds | Annual Report83

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 05/24/27	450,000	417,924
3.25%, 11/15/27	500,000	478,235
1.63%, 10/09/29	350,000	301,245
0.88%, 05/17/30	170,000	136,658
0.75%, 09/23/30	500,000	394,570
1.25%, 02/14/31	500,000	405,950
1.63%, 05/13/31	250,000	207,795
3.75%, 02/14/33	500,000	481,640
4.88%, 02/15/36	1,750,000	1,840,107
Inter-American Development Bank
3.00%, 02/21/24	1,000,000	988,610
0.50%, 09/23/24	250,000	237,480
2.13%, 01/15/25	1,000,000	959,500
1.75%, 03/14/25	500,000	475,370
0.88%, 04/03/25	300,000	280,872
0.63%, 07/15/25	400,000	369,408
0.88%, 04/20/26	250,000	226,615
2.00%, 06/02/26	524,000	488,012
2.00%, 07/23/26	300,000	278,757
2.38%, 07/07/27	350,000	324,961
0.63%, 09/16/27	1,000,000	861,100
1.13%, 07/20/28	500,000	428,805
3.13%, 09/18/28	650,000	613,359
2.25%, 06/18/29	700,000	625,345
1.13%, 01/13/31	750,000	601,275
3.50%, 04/12/33	500,000	470,035
4.38%, 01/24/44	1,000,000	958,780
Inter-American Investment Corp.
2.63%, 04/22/25	250,000	239,838
International Bank for Reconstruction & Development
1.50%, 08/28/24	500,000	481,760
2.50%, 11/25/24	600,000	580,062
1.63%, 01/15/25	750,000	714,960
0.75%, 03/11/25	850,000	796,118
0.63%, 04/22/25	1,500,000	1,395,690
0.38%, 07/28/25	1,250,000	1,147,587
2.50%, 07/29/25	1,150,000	1,099,906
0.50%, 10/28/25	1,000,000	912,510
0.88%, 07/15/26	750,000	675,442
1.88%, 10/27/26	200,000	184,272
3.13%, 06/15/27	500,000	476,405
2.50%, 11/22/27	350,000	324,534
0.75%, 11/24/27	1,000,000	860,050
1.38%, 04/20/28	500,000	437,340
3.50%, 07/12/28	1,000,000	962,030
1.13%, 09/13/28	500,000	427,355
1.75%, 10/23/29	450,000	388,535
3.88%, 02/14/30	1,000,000	973,590
0.88%, 05/14/30	500,000	399,850
4.00%, 07/25/30	750,000	735,255
0.75%, 08/26/30	750,000	589,770
1.25%, 02/10/31	750,000	605,872
1.63%, 11/03/31	1,000,000	823,940
2.50%, 03/29/32	750,000	658,657
4.75%, 02/15/35	480,000	491,530
International Finance Corp.
1.38%, 10/16/24	350,000	334,971
0.38%, 07/16/25	450,000	413,838
3.63%, 09/15/25	500,000	488,060
2.13%, 04/07/26	200,000	187,624
4.50%, 07/13/28	250,000	251,548
0.75%, 08/27/30	400,000	314,600
Nordic Investment Bank
2.63%, 04/04/25	250,000	240,568
0.38%, 09/11/25	450,000	411,349
0.50%, 01/21/26	250,000	226,430
4.38%, 03/14/28	250,000	249,760
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Asian Infrastructure Investment Bank
0.50%, 05/28/25	500,000	461,635
3.38%, 06/29/25	300,000	290,670
0.50%, 01/27/26	1,750,000	1,576,890
		60,496,028
Total Government Related (Cost $248,923,811)		223,499,625

SECURITIZED 28.9% OF NET ASSETS

Asset-Backed Securities 0.1%
Auto Backed 0.0%
Ford Credit Floorplan Master Owner Trust A
Series 2019-2, Class A
3.06%, 04/15/26 (a)	172,000	169,076
Toyota Auto Receivables Owner Trust
Series 2016-A, Class A4
1.68%, 05/15/25 (a)	675,360	669,152
		838,228
Credit Card 0.1%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	1,000,000	917,526
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	88,129	83,512
4.26%, 06/01/38	100,000	93,029
4.45%, 12/01/49	200,000	174,942
4.67%, 12/01/53	200,000	180,108
		531,591
		2,287,345

Commercial Mortgage-Backed Security 2.1%
BANK
Series 2017-BNK7, Class A5
3.44%, 09/15/60(a)	150,000	138,132
Series 2017-BNK8, Class A4
3.49%, 11/15/50(a)	1,190,000	1,073,594
Series 2017-BNK9, Class A4
3.54%, 11/15/54(a)	950,000	875,154
Series 2019-BN19, Class A3
3.18%, 08/15/61(a)	600,000	517,079
Series 2020-BN26, Class A4
2.40%, 03/15/63(a)	300,000	249,231
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class A3
2.90%, 07/15/49 (a)	141,063	131,794
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	449,000	417,169
Benchmark Mortgage Trust
Series 2019-B10, Class A4
3.72%, 03/15/62(a)	5,090,000	4,620,473
Series 2019-B12, Class A5
3.12%, 08/15/52(a)	700,000	612,614
Series 2019-B13, Class A4
2.95%, 08/15/57(a)	3,500,000	3,036,492
Series 2019-B9, Class A5
4.02%, 03/15/52(a)	600,000	544,965
See financial notes
84Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2020-B16, Class A5
2.73%, 02/15/53(a)	1,000,000	851,456
CD Mortgage Trust
Series 2016-CD2, Class A4
3.53%, 11/10/49 (a)	240,000	220,140
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48(a)	402,000	382,313
Series 2016-C4, Class A4
3.28%, 05/10/58(a)	430,000	401,288
Series 2016-C7, Class A3
3.84%, 12/10/54(a)	2,200,000	2,064,278
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A4
3.64%, 10/10/47(a)	253,748	245,674
Series 2016-GC36, Class A5
3.62%, 02/10/49(a)	2,260,000	2,131,565
Series 2016-GC37, Class A4
3.31%, 04/10/49(a)	100,000	93,681
Series 2017-C4, Class A4
3.47%, 10/12/50(a)	5,700,000	5,221,335
COMM Mortgage Trust
Series 2014-LC15, Class A4
4.01%, 04/10/47(a)	250,000	247,404
Series 2014-LC17, Class A5
3.92%, 10/10/47(a)	45,000	43,802
Series 2015-CR24, Class A5
3.70%, 08/10/48(a)	1,148,000	1,098,767
Series 2015-DC1, Class A5
3.35%, 02/10/48(a)	500,000	479,294
Series 2015-LC23, Class A4
3.77%, 10/10/48(a)	330,000	314,635
Series 2016-CR28, Class A4
3.76%, 02/10/49(a)	602,000	574,859
Series 2016-DC2, Class A5
3.77%, 02/10/49(a)	300,000	285,881
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50(a)	1,405,000	1,354,725
Series 2019-C17, Class A5
3.02%, 09/15/52(a)	2,500,000	2,165,914
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	2,000,000	1,883,828
Fannie Mae-ACES
Series 2014-M2, Class A2
3.51%, 12/25/23(a)	29,597	29,383
Series 2015-M13, Class A2
2.79%, 06/25/25(a)(j)	134,569	128,691
Series 2016-M11, Class A2
2.37%, 07/25/26(a)(j)	742,427	691,044
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K042, Class A2
2.67%, 12/25/24(a)	400,000	386,443
Series K047, Class A2
3.33%, 05/25/25(a)(j)	400,000	386,940
Series K048, Class A2
3.28%, 06/25/25(a)(j)	1,150,000	1,111,114
Series K052, Class A2
3.15%, 11/25/25(a)	100,000	95,838
Series K054, Class A2
2.75%, 01/25/26(a)	10,000	9,475
Series K058, Class A2
2.65%, 08/25/26(a)	600,000	561,339
Series K061, Class A2
3.35%, 11/25/26(a)(j)	2,500,000	2,380,835
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K062, Class A2
3.41%, 12/25/26(a)	300,000	285,641
Series K064, Class A2
3.22%, 03/25/27(a)	750,000	708,459
Series K066, Class A2
3.12%, 06/25/27(a)	1,200,000	1,125,853
Series K070, Class A2
3.30%, 11/25/27(a)(j)	500,000	470,760
Series K071, Class A2
3.29%, 11/25/27(a)	2,000,000	1,880,018
Series K072, Class A2
3.44%, 12/25/27(a)	900,000	850,891
Series K074, Class A1
3.60%, 09/25/27(a)	57,007	55,494
Series K074, Class A2
3.60%, 01/25/28(a)	3,500,000	3,327,822
Series K078, Class A2
3.85%, 06/25/28(a)	1,182,367	1,134,528
Series K083, Class A2
4.05%, 09/25/28(a)(j)	250,000	241,828
Series K085, Class A2
4.06%, 10/25/28(a)(j)	700,000	676,367
Series K087, Class A2
3.77%, 12/25/28(a)	100,000	95,349
Series K088, Class A2
3.69%, 01/25/29(a)	975,000	925,081
Series K089, Class A2
3.56%, 01/25/29(a)	1,500,000	1,413,452
Series K099, Class A2
2.60%, 09/25/29(a)	2,210,000	1,957,842
Series K112, Class A2
1.31%, 05/25/30(a)	1,910,000	1,531,474
Series K130, Class A2
1.72%, 06/25/31(a)	2,000,000	1,606,086
Series K149, Class A2
3.53%, 08/25/32(a)	1,000,000	906,953
Series K150, Class A2
3.71%, 09/25/32(a)	700,000	643,514
Series K-1512, Class A2
2.99%, 05/25/31(a)	2,500,000	2,212,927
Series K153, Class A2
3.82%, 12/25/32(a)(j)	1,200,000	1,111,754
Series K154, Class A2
3.42%, 04/25/32(a)	700,000	650,504
Series K157, Class A2
3.99%, 05/25/33(a)	360,000	342,026
Series K157, Class A2
4.20%, 05/25/33(a)	800,000	763,084
Series K733, Class A2
3.75%, 08/25/25(a)(j)	1,393,732	1,353,343
Series K735, Class A2
2.86%, 05/25/26(a)	817,224	772,886
Series KS03, Class A4
3.16%, 05/25/25(a)(j)	150,000	144,985
GS Mortgage Securities Trust
Series 2014-GC20, Class A5
4.00%, 04/10/47(a)	225,000	222,524
Series 2020-GC45, Class A5
2.91%, 02/13/53(a)	3,000,000	2,567,770
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4, Class A4
3.65%, 12/15/49 (a)(j)	2,034,000	1,897,266
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class A4
4.20%, 01/15/47(a)	180,378	179,272
Series 2015-C33, Class A3
3.50%, 12/15/48(a)	454,084	431,856
See financial notes
Schwab Taxable Bond Funds | Annual Report85

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2015-C33, Class A4
3.77%, 12/15/48(a)	2,550,000	2,426,718
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A5
3.72%, 03/15/50 (a)	2,430,000	2,260,656
JPMDB Commercial Mortgage Securities Trust
Series 2015-C32, Class A5
3.60%, 11/15/48(a)	1,000,000	944,142
Series 2018-C8, Class A3
3.94%, 06/15/51(a)	277,958	259,485
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class A4
4.15%, 08/15/46(a)(j)	78,012	77,410
Series 2013-C13, Class A4
4.04%, 11/15/46(a)	360,000	358,380
Series 2016-C28, Class A4
3.54%, 01/15/49(a)	1,300,000	1,225,703
Morgan Stanley Capital I Trust
Series 2015-A4, Class A4
3.78%, 05/15/48(a)	50,000	47,838
Series 2015-UBS8, Class A4
3.81%, 12/15/48(a)	400,000	378,077
Series 2017-H1, Class A4
3.26%, 06/15/50(a)	250,000	230,233
Series 2020-HR8, Class A4
2.04%, 07/15/53(a)	1,000,000	801,700
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50(a)	200,000	183,985
Series 2017-C6, Class A5
3.58%, 12/15/50(a)	600,000	550,110
Wells Fargo Commercial Mortgage Trust
Series 2013-C33, Class A3
3.16%, 03/15/59(a)	106,266	100,071
Series 2015-C28, Class A3
3.29%, 05/15/48(a)	240,912	230,138
Series 2015-C30, Class A4
3.66%, 09/15/58(a)	200,000	190,797
Series 2015-NXS4, Class A4
3.72%, 12/15/48(a)	2,100,000	1,997,651
Series 2016-C32, Class A4
3.56%, 01/15/59(a)	1,200,000	1,131,667
Series 2016-NXS5, Class A4
3.37%, 01/15/59(a)	592,104	552,638
Series 2016-NXS5, Class A6
3.64%, 01/15/59(a)	1,330,400	1,251,952
Series 2016-NXS6, Class ASB
2.83%, 11/15/49(a)	186,375	179,542
Series 2017-C40, Class A4
3.58%, 10/15/50(a)	1,020,000	938,389
Series 2017-C41, Class A4
3.47%, 11/15/50(a)	300,000	274,324
Series 2017-C42, Class A4
3.59%, 12/15/50(a)	1,400,000	1,273,163
Series 2018-C44, Class A5
4.21%, 05/15/51(a)	950,000	891,492
Series 2018-C47, Class A3
4.18%, 09/15/61(a)	500,000	471,334
Series 2019-C50, Class A5
3.73%, 05/15/52(a)	675,000	608,942
Series 2019-C51, Class A4
3.31%, 06/15/52(a)	1,800,000	1,579,059
Series 2019-C53, Class A4
3.04%, 10/15/52(a)	500,000	432,842
Series 2020-C55, Class A5
2.73%, 02/15/53(a)	1,950,000	1,650,733
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2020-C58, Class A4
2.09%, 07/15/53(a)	1,645,000	1,302,990
WFRBS Commercial Mortgage Trust
Series 2013-C18, Class A4
3.90%, 12/15/46 (a)	325,202	323,616
		95,672,024

Mortgage-Backed Securities Pass-Through 26.7%
Fannie Mae
1.00%, 03/01/36 to 07/01/36 (a)	789,886	668,282
1.50%, 08/01/35 to 11/01/51 (a)	31,278,171	25,586,577
2.00%, 12/01/27 to 04/01/52 (a)	165,453,434	135,155,125
2.50%, 07/01/27 to 05/01/52 (a)	143,423,866	121,049,138
3.00%, 10/01/26 to 05/01/52 (a)	77,152,857	68,462,071
3.50%, 10/01/25 to 09/01/50 (a)	53,011,070	48,607,510
4.00%, 06/01/27 to 07/01/52 (a)	35,919,374	33,874,543
4.50%, 12/01/24 to 09/01/52 (a)	14,877,115	14,406,197
5.00%, 11/01/33 to 08/01/53 (a)	10,865,190	10,698,494
5.50%, 03/01/33 to 02/01/53 (a)	8,403,467	8,437,922
6.00%, 04/01/35 to 07/01/53 (a)	10,880,104	11,044,752
6.50%, 08/01/34 to 02/01/53 (a)	2,927,179	3,017,170
Freddie Mac
1.00%, 10/01/36(a)	333,846	280,885
1.50%, 08/01/35 to 08/01/51 (a)	41,395,793	32,936,267
2.00%, 01/01/28 to 03/01/52 (a)	171,306,757	138,923,906
2.50%, 04/01/27 to 05/01/52 (a)	90,454,460	76,056,146
3.00%, 08/01/26 to 05/01/52 (a)	46,112,637	40,786,829
3.50%, 01/01/26 to 02/01/53 (a)	28,308,702	25,838,732
4.00%, 05/01/26 to 10/01/52 (a)	17,480,497	16,436,746
4.50%, 05/01/34 to 09/01/52 (a)	12,113,720	11,700,376
5.00%, 11/01/33 to 06/01/53 (a)	9,617,217	9,440,770
5.50%, 06/01/33 to 07/01/53 (a)	7,045,922	7,039,040
6.00%, 05/01/32 to 02/01/53 (a)	5,495,765	5,628,950
6.50%, 02/01/36 to 08/01/53 (a)	3,492,180	3,601,262
Freddie Mac Multifamily Structured Pass-Through Certificates
2.50%, 02/01/51 (a)	338,763	285,216
Ginnie Mae
1.50%, 03/20/51 to 10/20/51 (a)	819,971	652,408
2.00%, 04/20/36 to 03/20/52 (a)	63,540,755	52,583,402
2.50%, 08/20/27 to 04/20/52 (a)	66,467,426	56,863,535
3.00%, 04/20/27 to 04/20/52 (a)	42,691,080	38,012,136
3.50%, 09/20/32 to 06/20/51 (a)	32,674,874	30,182,552
4.00%, 06/15/39 to 09/20/52 (a)	20,947,042	19,791,474
4.50%, 07/15/39 to 08/20/53 (a)	14,178,057	13,654,423
5.00%, 02/20/33 to 08/20/53 (a)	14,047,628	13,757,087
5.50%, 04/15/33 to 08/20/53 (a)	10,087,084	9,998,996
6.00%, 04/20/44 to 07/20/53 (a)	5,453,308	5,477,693
6.50%, 04/20/53 to 08/20/53 (a)	2,876,930	2,916,874
7.00%, 01/20/53(a)	194,438	200,366
Ginnie Mae II
5.50%, 07/20/53(a)	1,472,186	1,457,447
6.00%, 08/20/53(a)	1,000,000	1,004,453
Ginnie Mae TBA
3.00%, 09/20/53(a)(k)	7,500,000	6,597,127
3.50%, 09/20/53(a)(k)	5,500,000	4,997,049
4.00%, 09/20/53(a)(k)	3,000,000	2,797,073
4.50%, 09/20/53(a)(k)	6,000,000	5,720,325
5.00%, 09/20/53(a)(k)	3,000,000	2,919,522
UMBS TBA
3.00%, 09/14/52(a)(k)	14,500,000	12,498,696
3.50%, 09/01/53(a)(k)	8,500,000	7,598,794
4.00%, 09/18/38 to 09/14/52 (a)(k)	17,000,000	15,758,710
4.50%, 09/14/52(a)(k)	19,000,000	18,024,675
See financial notes
86Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 09/01/38 to 09/01/53 (a)(k)	20,000,000	19,413,376
5.50%, 09/01/38 to 09/01/53 (a)(k)	16,500,000	16,312,211
		1,209,153,310
Total Securitized (Cost $1,507,271,381)		1,307,112,679

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 3.2% OF NET ASSETS

Money Market Funds 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (l)	140,929,107	140,929,107
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (l)(m)	1,261,700	1,261,700
		142,190,807
Total Short-Term Investments (Cost $142,190,807)		142,190,807
Total Investments in Securities (Cost $5,130,388,688)		4,635,098,490

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,123,386 or 0.2% of net assets.

(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $1,222,845.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon bond.
(j)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(k)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(l)	The rate shown is the annualized 7-day yield.
(m)	Security purchased with cash collateral received for securities on loan.

ACES —	Alternate Credit Enhancement Securities
GO —	General obligation
MBS —	Mortgage-Backed Security
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 8/31/23	FACE AMOUNT AT 8/31/23	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
The Charles Schwab Corp.
3.55%, 02/01/24	$49,913	$—	($49,223 )	($2,092 )	$2,184	($782 )	$—	$—	$892
0.75%, 03/18/24	239,367	—	(238,134)	(12,482)	11,660	(411)	—	—	1,109
3.75%, 04/01/24	49,968	—	(49,133)	(2,137)	2,315	(1,013)	—	—	1,255
3.00%, 03/10/25	48,960	—	—	—	(537)	(436)	47,987	50,000	1,500
4.20%, 03/24/25	100,495	—	—	—	(1,327)	(1,396)	97,772	100,000	4,200
3.63%, 04/01/25	49,456	—	—	—	389	(1,374)	48,471	50,000	1,813
3.85%, 05/21/25	100,186	—	—	—	(1,642)	(1,587)	96,957	100,000	3,850
3.45%, 02/13/26	49,390	—	—	—	(1,219)	(605)	47,566	50,000	1,725
0.90%, 03/11/26	180,064	—	—	—	(1,183)	(319)	178,562	200,000	1,800
1.15%, 05/13/26	135,407	—	—	—	(1,617)	(185)	133,605	150,000	1,725
3.20%, 03/02/27	96,891	—	—	—	(2,091)	(2,142)	92,658	100,000	3,200
2.45%, 03/03/27	233,380	—	—	—	(9,655)	1,500	225,225	250,000	6,125
3.30%, 04/01/27	97,111	—	—	—	(2,220)	(1,648)	93,243	100,000	3,300
3.20%, 01/25/28	95,581	—	—	—	(3,696)	(673)	91,212	100,000	3,200
2.00%, 03/20/28	179,930	—	—	—	(7,153)	(321)	172,456	200,000	4,000
See financial notes
Schwab Taxable Bond Funds | Annual Report87

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 8/31/23	FACE AMOUNT AT 8/31/23	INTEREST INCOME EARNED
4.00%, 02/01/29	$98,538	$—	$—	$—	($2,846 )	($1,561 )	$94,131	$100,000	$4,000
5.64%, 05/19/29	—	200,175	—	—	(447)	(4)	199,724	200,000	2,390
3.25%, 05/22/29	93,953	—	—	—	(4,064)	(877)	89,012	100,000	3,250
2.75%, 10/01/29	45,143	—	—	—	(1,706)	(305)	43,132	50,000	1,375
4.63%, 03/22/30	50,752	—	—	—	(1,609)	(536)	48,607	50,000	2,313
1.65%, 03/11/31	80,833	—	—	—	(4,253)	80	76,660	100,000	1,650
2.30%, 05/13/31	85,348	—	—	—	(4,533)	(364)	80,451	100,000	2,300
1.95%, 12/01/31	102,176	—	—	—	(6,183)	2	95,995	125,000	2,438
2.90%, 03/03/32	132,528	—	—	—	(9,138)	519	123,909	150,000	4,350
5.85%, 05/19/34	—	202,841	—	—	(2,413)	(46)	200,382	200,000	2,479
Total	$2,395,370	$403,016	($336,490 )	($16,711 )	($52,984 )	($14,484 )	$2,377,717		$66,239

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,109,613,456	$—	$1,109,613,456
Treasuries[1]	—	1,852,681,923	—	1,852,681,923
Government Related[1]	—	223,499,625	—	223,499,625
Securitized[1]	—	1,307,112,679	—	1,307,112,679
Short-Term Investments[1]	142,190,807	—	—	142,190,807
Total	$142,190,807	$4,492,907,683	$—	$4,635,098,490

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
88Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Statement of Assets and Liabilities

As of August 31, 2023
Assets
Investments in securities, at value - affiliated (cost $2,666,302)		$2,377,717
Investments in securities, at value - unaffiliated (cost $5,127,722,386) including securities on loan of $1,222,845		4,632,720,773
Cash		538,686
Deposits with brokers for TBA margin		150,000
Receivables:
Investments sold		71,701,970
Interest		28,004,237
Fund shares sold		12,764,818
Dividends		602,195
Income from securities on loan	+	2,914
Total assets		4,748,863,310

Liabilities
Collateral held for securities on loan		1,261,700
Payables:
Investments bought - delayed-delivery		120,221,237
Investments bought		92,762,055
Fund shares redeemed		10,510,587
Distributions to shareholders		2,696,122
Investment adviser fees	+	151,909
Total liabilities		227,603,610
Net assets		$4,521,259,700

Net Assets by Source
Capital received from investors		$5,303,739,342
Total distributable loss	+	(782,479,642)
Net assets		$4,521,259,700

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,521,259,700		515,864,557		$8.76

See financial notes
Schwab Taxable Bond Funds | Annual Report89

Schwab U.S. Aggregate Bond Index Fund
Statement of Operations

For the period September 1, 2022 through August 31, 2023
Investment Income
Interest received from securities - unaffiliated (net of foreign withholding tax of ($16))		$123,970,572
Dividends received from securities - unaffiliated		4,287,774
Interest received from securities - affiliated		51,755
Securities on loan, net	+	23,991
Total investment income		128,334,092

Expenses
Investment adviser fees		1,740,526
Proxy fees[1]	+	4,669
Total expenses	–	1,745,195
Net investment income		126,588,897

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(16,711)
Net realized losses on sales of securities - unaffiliated	+	(167,282,527)
Net realized losses		(167,299,238)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(52,984)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(20,042,117)
Net change in unrealized appreciation (depreciation)	+	(20,095,101)
Net realized and unrealized losses		(187,394,339)
Decrease in net assets resulting from operations		($60,805,442 )

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
90Schwab Taxable Bond Funds | Annual Report

Schwab U.S. Aggregate Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/22-8/31/23		9/1/21-8/31/22
Net investment income		$126,588,897	$98,062,922
Net realized losses		(167,299,238)	(79,418,547)
Net change in unrealized appreciation (depreciation)	+	(20,095,101)	(644,541,365)
Decrease in net assets from operations		($60,805,442 )	($625,896,990 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($130,788,565 )	($110,844,252 )

TRANSACTIONS IN FUND SHARES
	9/1/22-8/31/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		194,224,735	$1,728,158,284	166,924,590	$1,647,505,674
Shares reinvested		11,463,215	101,708,064	8,762,027	86,114,483
Shares redeemed	+	(175,138,615)	(1,556,776,557)	(211,514,955)	(2,066,769,920)
Net transactions in fund shares		30,549,335	$273,089,791	(35,828,338)	($333,149,763 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-8/31/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		485,315,222	$4,439,763,916	521,143,560	$5,509,654,921
Total increase (decrease)	+	30,549,335	81,495,784	(35,828,338)	(1,069,891,005)
End of period		515,864,557	$4,521,259,700	485,315,222	$4,439,763,916
See financial notes
Schwab Taxable Bond Funds | Annual Report91

Schwab Short-Term Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19
Per-Share Data
Net asset value at beginning of period	$9.55	$10.28	$10.39	$10.13	$9.80
Income (loss) from investment operations:
Net investment income (loss)[1]	0.25	0.11	0.10	0.19	0.24
Net realized and unrealized gains (losses)	(0.15)	(0.70)	(0.08)	0.27	0.33
Total from investment operations	0.10	(0.59)	0.02	0.46	0.57
Less distributions:
Distributions from net investment income	(0.25)	(0.11)	(0.10)	(0.20)	(0.24)
Distributions from net realized gains	—	(0.03)	(0.03)	—	—
Total distributions	(0.25)	(0.14)	(0.13)	(0.20)	(0.24)
Net asset value at end of period	$9.40	$9.55	$10.28	$10.39	$10.13
Total return	1.08%	(5.81%)	0.18%	4.59%	5.89%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[2]	0.06%[2]	0.06%	0.06%	0.06%
Net investment income (loss)	2.62%	1.07%	0.96%	1.89%	2.43%
Portfolio turnover rate	97%	59%	61%	65%	46%
Net assets, end of period (x 1,000,000)	$1,505	$1,881	$2,228	$1,694	$877

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
92Schwab Taxable Bond Funds | Annual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed-rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 26.9% OF NET ASSETS

Agency 0.0%
Government Guaranteed 0.0%
Kreditanstalt Fuer Wiederaufbau
1.63%, 05/10/24 (a)	350,000	340,960

Financial Institutions 12.3%
Banking 9.8%
Ally Financial, Inc.
5.13%, 09/30/24	150,000	147,776
4.63%, 03/30/25	100,000	96,753
5.80%, 05/01/25 (b)	200,000	197,072
7.10%, 11/15/27 (b)	150,000	152,205
6.99%, 06/13/29 (b)(c)	150,000	149,814
American Express Co.
3.00%, 10/30/24 (b)	200,000	194,216
3.63%, 12/05/24 (b)	100,000	97,410
2.25%, 03/04/25 (b)	400,000	380,396
3.95%, 08/01/25 (b)	400,000	388,280
4.20%, 11/06/25 (b)	250,000	243,617
3.13%, 05/20/26 (b)	250,000	236,488
1.65%, 11/04/26 (b)	150,000	133,902
2.55%, 03/04/27 (b)	400,000	363,956
3.30%, 05/03/27 (b)	400,000	373,096
5.85%, 11/05/27 (b)	200,000	204,420
5.28%, 07/27/29 (b)(c)	250,000	247,487
Australia & New Zealand Banking Group Ltd.
5.38%, 07/03/25	250,000	250,257
3.70%, 11/16/25	250,000	241,960
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	200,000	182,526
6.14%, 09/14/28 (b)(c)	200,000	200,978
Banco Santander S.A.
2.75%, 05/28/25	200,000	189,348
5.15%, 08/18/25	200,000	196,846
5.18%, 11/19/25	400,000	391,360
1.85%, 03/25/26	200,000	180,806
4.25%, 04/11/27	200,000	189,260
5.29%, 08/18/27	400,000	391,940
1.72%, 09/14/27 (b)(c)	400,000	351,672
4.18%, 03/24/28 (b)(c)	200,000	187,470
4.38%, 04/12/28	200,000	187,990
Bank of America Corp.
4.00%, 01/22/25	300,000	292,620
3.95%, 04/21/25	400,000	387,712
3.88%, 08/01/25	350,000	340,760
0.98%, 09/25/25 (b)(c)	550,000	520,756
3.09%, 10/01/25 (b)(c)	300,000	290,778
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.46%, 10/22/25 (b)(c)	150,000	144,216
1.53%, 12/06/25 (b)(c)	400,000	378,428
3.37%, 01/23/26 (b)(c)	500,000	482,145
2.02%, 02/13/26 (b)(c)	350,000	330,274
4.45%, 03/03/26	400,000	389,024
3.38%, 04/02/26 (b)(c)	525,000	504,751
3.50%, 04/19/26	400,000	380,684
1.32%, 06/19/26 (b)(c)	300,000	276,096
4.25%, 10/22/26	200,000	192,076
1.20%, 10/24/26 (b)(c)	600,000	543,966
5.08%, 01/20/27 (b)(c)	300,000	296,142
1.66%, 03/11/27 (b)(c)	650,000	587,509
3.56%, 04/23/27 (b)(c)	550,000	521,345
1.73%, 07/22/27 (b)(c)	1,000,000	895,160
3.25%, 10/21/27 (b)	400,000	372,812
4.18%, 11/25/27 (b)	300,000	284,919
3.82%, 01/20/28 (b)(c)	500,000	471,430
2.55%, 02/04/28 (b)(c)	500,000	452,465
3.71%, 04/24/28 (b)(c)	400,000	374,564
4.38%, 04/27/28 (b)(c)	500,000	479,935
3.59%, 07/21/28 (b)(c)	400,000	372,400
4.95%, 07/22/28 (b)(c)	500,000	489,645
6.20%, 11/10/28 (b)(c)	150,000	153,570
3.42%, 12/20/28 (b)(c)	1,000,000	917,210
3.97%, 03/05/29 (b)(c)	400,000	373,660
5.20%, 04/25/29 (b)(c)	500,000	492,325
2.09%, 06/14/29 (b)(c)	400,000	341,384
4.27%, 07/23/29 (b)(c)	500,000	471,955
Bank of America NA
5.65%, 08/18/25 (b)	350,000	351,431
5.53%, 08/18/26 (b)	350,000	351,876
Bank of Montreal
4.25%, 09/14/24	300,000	295,269
1.50%, 01/10/25	250,000	236,610
1.85%, 05/01/25	350,000	328,930
3.70%, 06/07/25	200,000	193,380
1.25%, 09/15/26	300,000	266,034
0.95%, 01/22/27 (b)(c)	350,000	314,279
2.65%, 03/08/27	300,000	273,924
4.70%, 09/14/27 (b)	200,000	195,224
3.80%, 12/15/32 (b)(c)	200,000	176,840
BankUnited, Inc.
4.88%, 11/17/25 (b)	200,000	189,130
Barclays PLC
4.38%, 09/11/24	200,000	195,828
3.65%, 03/16/25	425,000	410,176
4.38%, 01/12/26	650,000	626,782
2.85%, 05/07/26 (b)(c)	400,000	378,240
5.20%, 05/12/26	400,000	388,632
5.83%, 05/09/27 (b)(c)	350,000	347,063
2.28%, 11/24/27 (b)(c)	400,000	355,420
4.34%, 01/10/28 (b)	200,000	188,738
See financial notes
Schwab Taxable Bond Funds | Annual Report93

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.84%, 05/09/28 (b)	300,000	278,073
5.50%, 08/09/28 (b)(c)	400,000	390,188
7.39%, 11/02/28 (b)(c)	200,000	208,332
4.97%, 05/16/29 (b)(c)	300,000	285,243
BNP Paribas S.A.
4.25%, 10/15/24	200,000	195,890
BPCE S.A.
3.38%, 12/02/26	250,000	233,305
Cadence Bank
4.13%, 11/20/29 (b)(c)	50,000	46,024
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	150,000	143,088
3.30%, 04/07/25	250,000	241,022
5.14%, 04/28/25	200,000	198,472
3.95%, 08/04/25	300,000	290,808
0.95%, 10/23/25	100,000	91,203
1.25%, 06/22/26	200,000	178,428
3.45%, 04/07/27 (d)	250,000	233,713
Capital One Financial Corp.
3.20%, 02/05/25 (b)	200,000	192,006
4.25%, 04/30/25 (b)	300,000	291,003
4.20%, 10/29/25 (b)	300,000	288,555
2.64%, 03/03/26 (b)(c)	300,000	283,590
3.75%, 07/28/26 (b)	250,000	233,908
3.75%, 03/09/27 (b)	300,000	279,351
3.65%, 05/11/27 (b)	250,000	232,658
1.88%, 11/02/27 (b)(c)	200,000	175,424
4.93%, 05/10/28 (b)(c)	400,000	384,788
5.47%, 02/01/29 (b)(c)	250,000	242,472
6.31%, 06/08/29 (b)(c)	250,000	250,032
Citigroup, Inc.
3.88%, 03/26/25	200,000	193,912
3.30%, 04/27/25	350,000	338,208
4.40%, 06/10/25	400,000	390,160
5.50%, 09/13/25	200,000	198,980
3.70%, 01/12/26	250,000	239,813
2.01%, 01/25/26 (b)(c)	500,000	473,235
4.60%, 03/09/26	350,000	340,942
3.29%, 03/17/26 (b)(c)	300,000	288,324
3.11%, 04/08/26 (b)(c)	400,000	382,912
3.40%, 05/01/26	300,000	284,091
5.61%, 09/29/26 (b)(c)	500,000	497,890
3.20%, 10/21/26 (b)	500,000	466,480
4.30%, 11/20/26	250,000	240,073
1.12%, 01/28/27 (b)(c)	450,000	403,330
1.46%, 06/09/27 (b)(c)	500,000	445,530
4.45%, 09/29/27	500,000	478,200
3.89%, 01/10/28 (b)(c)	600,000	567,072
3.07%, 02/24/28 (b)(c)	500,000	459,310
4.66%, 05/24/28 (b)(c)	350,000	340,935
3.67%, 07/24/28 (b)(c)	250,000	232,650
4.13%, 07/25/28	300,000	280,008
3.52%, 10/27/28 (b)(c)	400,000	368,984
4.08%, 04/23/29 (b)(c)	300,000	281,520
Citizens Bank NA
2.25%, 04/28/25 (b)	250,000	231,995
Citizens Financial Group, Inc.
4.30%, 12/03/25 (b)	200,000	189,024
2.85%, 07/27/26 (b)	250,000	226,973
Commonwealth Bank of Australia
5.08%, 01/10/25	250,000	249,285
Cooperatieve Rabobank UA
1.38%, 01/10/25	250,000	236,748
3.38%, 05/21/25	250,000	241,390
4.38%, 08/04/25	250,000	242,435
3.75%, 07/21/26	250,000	234,925
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Credit Suisse AG
3.63%, 09/09/24	500,000	487,095
7.95%, 01/09/25	250,000	255,367
1.25%, 08/07/26	500,000	439,180
5.00%, 07/09/27	250,000	243,752
7.50%, 02/15/28	350,000	374,514
Deutsche Bank AG
4.50%, 04/01/25	250,000	240,877
4.16%, 05/13/25	150,000	146,036
3.96%, 11/26/25 (b)(c)	400,000	386,200
4.10%, 01/13/26	200,000	191,756
1.69%, 03/19/26	200,000	181,784
2.13%, 11/24/26 (b)(c)	500,000	453,695
2.31%, 11/16/27 (b)(c)	500,000	438,530
2.55%, 01/07/28 (b)(c)	200,000	176,770
6.72%, 01/18/29 (b)(c)	200,000	202,470
4.88%, 12/01/32 (b)(c)	200,000	175,358
Discover Bank
3.45%, 07/27/26 (b)	250,000	229,025
Discover Financial Services
3.95%, 11/06/24 (b)	100,000	97,402
3.75%, 03/04/25 (b)	100,000	95,979
4.50%, 01/30/26 (b)	250,000	240,335
4.10%, 02/09/27 (b)	150,000	139,187
Fifth Third Bancorp
2.38%, 01/28/25 (b)	150,000	142,794
2.55%, 05/05/27 (b)	175,000	156,574
1.71%, 11/01/27 (b)(c)	200,000	173,974
6.36%, 10/27/28 (b)(c)	250,000	252,125
6.34%, 07/27/29 (b)(c)	200,000	202,512
Fifth Third Bank NA
3.95%, 07/28/25 (b)	250,000	241,380
3.85%, 03/15/26 (b)	200,000	186,732
First Citizens BancShares, Inc.
3.38%, 03/15/30 (b)(c)	50,000	46,088
First Horizon Corp.
4.00%, 05/26/25 (b)	100,000	94,643
HSBC Holdings PLC
4.25%, 08/18/25	350,000	337,729
2.63%, 11/07/25 (b)(c)	400,000	383,620
4.18%, 12/09/25 (b)(c)	200,000	194,920
4.30%, 03/08/26	400,000	386,696
3.00%, 03/10/26 (b)(c)	400,000	381,896
1.65%, 04/18/26 (b)(c)	425,000	395,926
3.90%, 05/25/26	600,000	571,698
2.10%, 06/04/26 (b)(c)	300,000	279,711
4.29%, 09/12/26 (b)(c)	400,000	385,884
4.38%, 11/23/26	300,000	285,873
1.59%, 05/24/27 (b)(c)	400,000	355,824
5.89%, 08/14/27 (b)(c)	400,000	398,852
2.25%, 11/22/27 (b)(c)	500,000	446,135
4.04%, 03/13/28 (b)(c)	600,000	563,814
4.76%, 06/09/28 (b)(c)	200,000	191,938
5.21%, 08/11/28 (b)(c)	450,000	439,240
2.01%, 09/22/28 (b)(c)	200,000	171,932
7.39%, 11/03/28 (b)(c)	250,000	262,870
6.16%, 03/09/29 (b)(c)	400,000	402,864
4.58%, 06/19/29 (b)(c)	500,000	472,170
2.21%, 08/17/29 (b)(c)	400,000	335,216
Huntington Bancshares, Inc.
4.44%, 08/04/28 (b)(c)	250,000	235,405
ING Groep N.V.
3.87%, 03/28/26 (b)(c)	300,000	290,682
3.95%, 03/29/27	200,000	189,842
1.73%, 04/01/27 (b)(c)	200,000	180,024
4.02%, 03/28/28 (b)(c)	300,000	282,411
See financial notes
94Schwab Taxable Bond Funds | Annual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JPMorgan Chase & Co.
3.88%, 09/10/24	300,000	294,003
3.13%, 01/23/25 (b)	400,000	387,144
3.90%, 07/15/25 (b)	400,000	388,856
7.75%, 07/15/25	100,000	104,069
0.77%, 08/09/25 (b)(c)	250,000	237,503
2.30%, 10/15/25 (b)(c)	350,000	335,762
1.56%, 12/10/25 (b)(c)	250,000	236,190
2.60%, 02/24/26 (b)(c)	350,000	334,341
2.01%, 03/13/26 (b)(c)	550,000	519,029
3.30%, 04/01/26 (b)	500,000	475,195
2.08%, 04/22/26 (b)(c)	600,000	564,624
4.08%, 04/26/26 (b)(c)	500,000	487,860
3.20%, 06/15/26 (b)	350,000	331,817
2.95%, 10/01/26 (b)	600,000	560,688
1.05%, 11/19/26 (b)(c)	650,000	586,657
4.13%, 12/15/26	300,000	288,765
3.96%, 01/29/27 (b)(c)	400,000	384,860
1.04%, 02/04/27 (b)(c)	500,000	447,115
1.58%, 04/22/27 (b)(c)	600,000	538,914
1.47%, 09/22/27 (b)(c)	450,000	397,557
4.25%, 10/01/27	300,000	290,292
3.78%, 02/01/28 (b)(c)	650,000	614,230
2.95%, 02/24/28 (b)(c)	200,000	183,596
4.32%, 04/26/28 (b)(c)	500,000	481,220
3.54%, 05/01/28 (b)(c)	300,000	280,257
2.18%, 06/01/28 (b)(c)	350,000	311,034
4.85%, 07/25/28 (b)(c)	750,000	735,697
3.51%, 01/23/29 (b)(c)	350,000	322,791
4.01%, 04/23/29 (b)(c)	350,000	328,398
2.07%, 06/01/29 (b)(c)	250,000	214,500
4.20%, 07/23/29 (b)(c)	450,000	425,281
5.30%, 07/24/29 (b)(c)	400,000	397,836
KeyBank NA
3.30%, 06/01/25	250,000	234,208
5.85%, 11/15/27 (b)	250,000	241,702
4.39%, 12/14/27	250,000	228,165
KeyCorp
4.15%, 10/29/25	150,000	142,073
2.25%, 04/06/27	250,000	214,943
Lloyds Banking Group PLC
4.50%, 11/04/24	200,000	195,748
4.45%, 05/08/25	450,000	439,177
4.58%, 12/10/25	250,000	240,823
2.44%, 02/05/26 (b)(c)	400,000	379,480
4.65%, 03/24/26	400,000	386,432
3.75%, 01/11/27	200,000	188,128
1.63%, 05/11/27 (b)(c)	250,000	223,303
3.75%, 03/18/28 (b)(c)	250,000	232,748
3.57%, 11/07/28 (b)(c)	300,000	272,658
5.87%, 03/06/29 (b)(c)	200,000	198,658
M&T Bank Corp.
4.55%, 08/16/28 (b)(c)	250,000	234,293
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (b)	250,000	237,708
4.65%, 01/27/26 (b)	250,000	239,365
4.70%, 01/27/28 (b)	250,000	233,793
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/25	550,000	522,043
3.78%, 03/02/25	250,000	242,767
1.41%, 07/17/25	400,000	369,584
0.96%, 10/11/25 (b)(c)	250,000	235,938
3.85%, 03/01/26	450,000	432,256
2.76%, 09/13/26	200,000	184,516
3.68%, 02/22/27	250,000	238,015
1.54%, 07/20/27 (b)(c)	550,000	490,352
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.29%, 07/25/27	200,000	185,950
1.64%, 10/13/27 (b)(c)	250,000	221,700
2.34%, 01/19/28 (b)(c)	350,000	314,314
4.08%, 04/19/28 (b)(c)	200,000	190,184
5.35%, 09/13/28 (b)(c)	250,000	247,977
5.42%, 02/22/29 (b)(c)	200,000	199,168
5.24%, 04/19/29 (b)(c)	200,000	197,560
Mizuho Financial Group, Inc.
2.56%, 09/13/25 (b)(c)	200,000	192,660
2.65%, 05/22/26 (b)(c)	200,000	188,558
2.23%, 05/25/26 (b)(c)	250,000	233,913
1.23%, 05/22/27 (b)(c)	200,000	177,050
1.55%, 07/09/27 (b)(c)	400,000	355,348
4.02%, 03/05/28	200,000	188,658
5.41%, 09/13/28 (b)(c)	200,000	198,214
5.67%, 05/27/29 (b)(c)	200,000	199,620
5.78%, 07/06/29 (b)(c)	200,000	200,366
Morgan Stanley
3.70%, 10/23/24	400,000	391,508
4.00%, 07/23/25	500,000	485,380
0.86%, 10/21/25 (b)(c)	250,000	235,325
1.16%, 10/21/25 (b)(c)	400,000	377,372
5.00%, 11/24/25	350,000	344,708
3.88%, 01/27/26	650,000	625,917
2.63%, 02/18/26 (b)(c)	200,000	190,632
2.19%, 04/28/26 (b)(c)	550,000	518,721
4.68%, 07/17/26 (b)(c)	400,000	391,772
3.13%, 07/27/26	400,000	374,620
6.25%, 08/09/26	250,000	255,532
4.35%, 09/08/26	500,000	481,610
0.99%, 12/10/26 (b)(c)	500,000	448,520
3.63%, 01/20/27	550,000	519,849
5.05%, 01/28/27 (b)(c)	250,000	247,440
3.95%, 04/23/27	300,000	283,038
1.59%, 05/04/27 (b)(c)	700,000	628,047
1.51%, 07/20/27 (b)(c)	600,000	532,890
2.48%, 01/21/28 (b)(c)	400,000	360,952
4.21%, 04/20/28 (b)(c)	200,000	191,220
3.59%, 07/22/28 (b)(c)	500,000	462,725
6.30%, 10/18/28 (b)(c)	400,000	410,208
3.77%, 01/24/29 (b)(c)	250,000	232,010
5.12%, 02/01/29 (b)(c)	500,000	490,270
5.16%, 04/20/29 (b)(c)	500,000	490,620
5.45%, 07/20/29 (b)(c)	450,000	447,417
Morgan Stanley Bank NA
4.75%, 04/21/26 (b)	250,000	247,022
National Australia Bank Ltd.
4.97%, 01/12/26	250,000	248,570
2.50%, 07/12/26	400,000	371,916
3.91%, 06/09/27	275,000	263,175
4.94%, 01/12/28	250,000	248,270
4.90%, 06/13/28	250,000	247,097
National Bank of Canada
5.25%, 01/17/25	250,000	248,977
Natwest Group PLC
4.80%, 04/05/26	400,000	389,668
1.64%, 06/14/27 (b)(c)	400,000	355,480
3.07%, 05/22/28 (b)(c)	200,000	180,556
5.52%, 09/30/28 (b)(c)	200,000	196,600
4.89%, 05/18/29 (b)(c)	300,000	286,098
3.75%, 11/01/29 (b)(c)	200,000	190,608
Northern Trust Corp.
3.95%, 10/30/25	200,000	193,712
4.00%, 05/10/27 (b)	200,000	192,156
See financial notes
Schwab Taxable Bond Funds | Annual Report95

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PNC Bank NA
2.95%, 02/23/25 (b)	250,000	240,070
3.88%, 04/10/25 (b)	250,000	241,857
3.25%, 06/01/25 (b)	250,000	239,190
3.25%, 01/22/28 (b)	250,000	228,960
Regions Financial Corp.
2.25%, 05/18/25 (b)	200,000	187,030
Royal Bank of Canada
0.75%, 10/07/24	200,000	189,626
5.66%, 10/25/24	300,000	300,039
2.25%, 11/01/24	200,000	192,346
1.60%, 01/21/25	250,000	237,055
3.38%, 04/14/25	350,000	338,663
1.15%, 06/10/25	300,000	277,875
0.88%, 01/20/26	300,000	270,087
4.65%, 01/27/26	250,000	245,590
1.20%, 04/27/26	200,000	179,374
1.15%, 07/14/26	250,000	222,473
1.40%, 11/02/26	250,000	221,583
2.05%, 01/21/27	150,000	135,162
3.63%, 05/04/27	250,000	235,878
4.24%, 08/03/27	250,000	240,688
6.00%, 11/01/27	250,000	256,045
Santander Holdings USA, Inc.
3.45%, 06/02/25 (b)	300,000	286,323
4.50%, 07/17/25 (b)	250,000	244,072
3.24%, 10/05/26 (b)(e)	200,000	183,288
4.40%, 07/13/27 (b)	250,000	236,980
2.49%, 01/06/28 (b)(c)	250,000	219,270
6.57%, 06/12/29 (b)(c)	100,000	99,642
Santander UK Group Holdings PLC
1.53%, 08/21/26 (b)(c)	200,000	181,496
1.67%, 06/14/27 (b)(c)	250,000	220,143
2.47%, 01/11/28 (b)(c)	250,000	220,110
3.82%, 11/03/28 (b)(c)	200,000	180,672
6.53%, 01/10/29 (b)(c)	250,000	252,100
State Street Corp.
3.30%, 12/16/24	200,000	194,252
3.55%, 08/18/25	400,000	386,248
2.35%, 11/01/25 (b)(c)	250,000	240,143
2.90%, 03/30/26 (b)(c)	150,000	143,670
5.10%, 05/18/26 (b)(c)	200,000	198,330
2.20%, 02/07/28 (b)(c)	200,000	181,656
Sumitomo Mitsui Financial Group, Inc.
2.45%, 09/27/24	200,000	193,084
2.35%, 01/15/25	200,000	191,012
1.47%, 07/08/25	500,000	463,235
0.95%, 01/12/26	250,000	224,653
3.78%, 03/09/26	400,000	383,264
2.63%, 07/14/26	400,000	369,440
1.40%, 09/17/26	500,000	442,660
3.01%, 10/19/26	200,000	185,486
3.45%, 01/11/27	200,000	187,338
2.17%, 01/14/27	200,000	179,498
3.36%, 07/12/27	400,000	371,268
5.52%, 01/13/28	250,000	249,940
3.54%, 01/17/28	200,000	184,778
5.80%, 07/13/28	200,000	202,534
Synchrony Bank
5.40%, 08/22/25 (b)	250,000	241,762
5.63%, 08/23/27 (b)	250,000	237,033
Synchrony Financial
4.50%, 07/23/25 (b)	250,000	238,743
3.95%, 12/01/27 (b)	150,000	134,033
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Bank of New York Mellon Corp.
3.25%, 09/11/24 (b)	100,000	97,620
0.85%, 10/25/24 (b)	250,000	237,028
3.00%, 02/24/25 (b)	200,000	192,798
1.60%, 04/24/25 (b)	200,000	187,952
3.95%, 11/18/25 (b)	250,000	241,870
0.75%, 01/28/26 (b)	250,000	225,820
2.80%, 05/04/26 (b)	200,000	187,932
2.45%, 08/17/26 (b)	300,000	277,893
2.05%, 01/26/27 (b)	250,000	226,008
3.25%, 05/16/27 (b)	200,000	187,826
3.40%, 01/29/28 (b)	200,000	186,570
3.44%, 02/07/28 (b)(c)	250,000	235,543
3.99%, 06/13/28 (b)(c)	150,000	143,412
5.80%, 10/25/28 (b)(c)	200,000	202,380
4.54%, 02/01/29 (b)(c)	200,000	194,270
The Bank of Nova Scotia
1.45%, 01/10/25	250,000	236,530
2.20%, 02/03/25	200,000	190,592
3.45%, 04/11/25	250,000	241,532
1.30%, 06/11/25	200,000	185,276
4.50%, 12/16/25	250,000	242,452
4.75%, 02/02/26	200,000	196,548
1.05%, 03/02/26	200,000	179,440
1.35%, 06/24/26	250,000	223,555
2.70%, 08/03/26	200,000	185,878
1.30%, 09/15/26	250,000	221,573
1.95%, 02/02/27	175,000	156,669
2.95%, 03/11/27	200,000	184,676
The Goldman Sachs Group, Inc.
3.50%, 01/23/25 (b)	425,000	411,880
3.50%, 04/01/25 (b)	650,000	627,646
3.75%, 05/22/25 (b)	500,000	483,385
3.27%, 09/29/25 (b)(c)	550,000	533,802
4.25%, 10/21/25	300,000	291,150
0.86%, 02/12/26 (b)(c)	250,000	232,063
3.75%, 02/25/26 (b)	300,000	287,805
3.50%, 11/16/26 (b)	500,000	470,220
1.09%, 12/09/26 (b)(c)	550,000	493,823
5.95%, 01/15/27	150,000	151,514
3.85%, 01/26/27 (b)	300,000	284,877
1.43%, 03/09/27 (b)(c)	550,000	493,262
1.54%, 09/10/27 (b)(c)	550,000	485,727
1.95%, 10/21/27 (b)(c)	1,000,000	890,250
2.64%, 02/24/28 (b)(c)	600,000	543,180
3.62%, 03/15/28 (b)(c)	750,000	701,730
3.69%, 06/05/28 (b)(c)	575,000	538,487
3.81%, 04/23/29 (b)(c)	400,000	370,280
4.22%, 05/01/29 (b)(c)	200,000	188,430
The Huntington National Bank
4.55%, 05/17/28 (b)(c)	250,000	236,795
The PNC Financial Services Group, Inc.
2.20%, 11/01/24 (b)	150,000	144,005
2.60%, 07/23/26 (b)	250,000	232,418
1.15%, 08/13/26 (b)	200,000	177,712
4.76%, 01/26/27 (b)(c)	250,000	245,462
5.35%, 12/02/28 (b)(c)	350,000	344,498
5.58%, 06/12/29 (b)(c)	500,000	495,960
The Toronto-Dominion Bank
4.29%, 09/13/24	250,000	246,312
1.45%, 01/10/25	100,000	94,767
3.77%, 06/06/25	400,000	388,380
1.15%, 06/12/25	250,000	231,928
0.75%, 09/11/25	200,000	182,438
0.75%, 01/06/26	250,000	224,553
1.20%, 06/03/26	200,000	178,418
5.53%, 07/17/26	300,000	300,783
See financial notes
96Schwab Taxable Bond Funds | Annual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 09/10/26	200,000	177,302
1.95%, 01/12/27	200,000	179,788
2.80%, 03/10/27	250,000	229,405
4.11%, 06/08/27 (d)	350,000	334,390
4.69%, 09/15/27	300,000	292,509
5.16%, 01/10/28	200,000	198,264
5.52%, 07/17/28	150,000	150,711
3.63%, 09/15/31 (b)(c)	200,000	186,852
Truist Bank
2.15%, 12/06/24 (b)	250,000	238,720
1.50%, 03/10/25 (b)	250,000	233,350
3.63%, 09/16/25 (b)	300,000	284,535
3.30%, 05/15/26 (b)	200,000	185,970
3.80%, 10/30/26 (b)	250,000	231,090
2.64%, 09/17/29 (b)(c)	250,000	232,663
Truist Financial Corp.
2.85%, 10/26/24 (b)	150,000	144,800
4.00%, 05/01/25 (b)	250,000	242,460
1.20%, 08/05/25 (b)	250,000	229,453
5.90%, 10/28/26 (b)(c)	250,000	249,415
1.27%, 03/02/27 (b)(c)	200,000	178,508
1.13%, 08/03/27 (b)	150,000	126,935
4.12%, 06/06/28 (b)(c)	200,000	188,874
4.87%, 01/26/29 (b)(c)	250,000	239,860
UBS Group AG
3.75%, 03/26/25	500,000	483,205
4.55%, 04/17/26	350,000	338,908
US Bancorp
3.60%, 09/11/24 (b)	300,000	293,688
1.45%, 05/12/25 (b)	400,000	374,392
3.95%, 11/17/25 (b)	250,000	242,327
3.10%, 04/27/26 (b)	300,000	281,745
2.38%, 07/22/26 (b)	200,000	184,430
2.22%, 01/27/28 (b)(c)	200,000	178,612
4.55%, 07/22/28 (b)(c)	400,000	382,320
4.65%, 02/01/29 (b)(c)	300,000	286,563
5.78%, 06/12/29 (b)(c)	250,000	249,625
US Bank NA/Cincinnati OH
2.05%, 01/21/25 (b)	250,000	237,930
2.80%, 01/27/25 (b)	250,000	240,108
Valley National Bancorp
3.00%, 06/15/31 (b)(c)	100,000	79,955
Wells Fargo & Co.
3.30%, 09/09/24	200,000	195,260
3.00%, 02/19/25	500,000	481,345
3.55%, 09/29/25	400,000	383,976
2.41%, 10/30/25 (b)(c)	500,000	479,770
2.16%, 02/11/26 (b)(c)	450,000	425,655
3.00%, 04/22/26	600,000	562,368
3.91%, 04/25/26 (b)(c)	500,000	483,720
2.19%, 04/30/26 (b)(c)	600,000	564,564
4.10%, 06/03/26	500,000	479,865
4.54%, 08/15/26 (b)(c)	200,000	195,362
3.00%, 10/23/26	600,000	555,984
3.20%, 06/17/27 (b)(c)	450,000	420,930
4.30%, 07/22/27	400,000	383,212
3.53%, 03/24/28 (b)(c)	750,000	698,332
3.58%, 05/22/28 (b)(c)	500,000	464,435
2.39%, 06/02/28 (b)(c)	500,000	445,055
4.81%, 07/25/28 (b)(c)	500,000	485,325
5.57%, 07/25/29 (b)(c)	700,000	697,165
Wells Fargo Bank NA
5.55%, 08/01/25 (b)	350,000	350,770
5.45%, 08/07/26 (b)	350,000	351,277
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Westpac Banking Corp.
1.02%, 11/18/24	300,000	284,493
2.35%, 02/19/25	200,000	191,964
3.74%, 08/26/25	150,000	145,620
2.85%, 05/13/26	200,000	188,602
1.15%, 06/03/26	250,000	224,748
2.70%, 08/19/26	200,000	186,722
3.35%, 03/08/27	250,000	236,058
5.46%, 11/18/27	250,000	253,867
3.40%, 01/25/28	200,000	188,194
2.89%, 02/04/30 (b)(c)	200,000	188,956
4.32%, 11/23/31 (b)(c)	400,000	373,676
		146,656,706
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.50%, 08/01/25	100,000	95,641
Ameriprise Financial, Inc.
3.70%, 10/15/24	100,000	97,914
3.00%, 04/02/25 (b)	150,000	144,265
BGC Partners, Inc.
3.75%, 10/01/24 (b)	100,000	96,357
BlackRock, Inc.
3.20%, 03/15/27	100,000	95,018
Brookfield Corp.
4.00%, 01/15/25 (b)	100,000	97,331
Brookfield Finance, Inc.
3.90%, 01/25/28 (b)	200,000	187,104
Cboe Global Markets, Inc.
3.65%, 01/12/27 (b)	150,000	143,576
CME Group, Inc.
3.00%, 03/15/25 (b)	200,000	193,336
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	95,997
Intercontinental Exchange, Inc.
3.65%, 05/23/25	200,000	193,986
3.75%, 12/01/25 (b)	200,000	193,182
3.10%, 09/15/27 (b)	100,000	92,673
4.00%, 09/15/27 (b)	250,000	239,757
Invesco Finance PLC
3.75%, 01/15/26	150,000	144,393
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	194,652
5.88%, 07/21/28 (b)	150,000	148,501
Lazard Group LLC
3.75%, 02/13/25	100,000	96,729
3.63%, 03/01/27 (b)	150,000	139,332
Legg Mason, Inc.
4.75%, 03/15/26	75,000	73,824
Nasdaq, Inc.
3.85%, 06/30/26 (b)	150,000	144,447
5.35%, 06/28/28 (b)	175,000	175,126
Nomura Holdings, Inc.
2.65%, 01/16/25	400,000	382,284
1.85%, 07/16/25	400,000	369,956
2.33%, 01/22/27	200,000	177,352
5.39%, 07/06/27	200,000	196,236
5.84%, 01/18/28	200,000	199,768
6.07%, 07/12/28	200,000	200,986
2.17%, 07/14/28	200,000	168,368
The Charles Schwab Corp.
3.00%, 03/10/25 (b)(f)	50,000	47,987
4.20%, 03/24/25 (b)(f)	50,000	48,886
3.63%, 04/01/25 (b)(f)	50,000	48,471
See financial notes
Schwab Taxable Bond Funds | Annual Report97

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 05/21/25 (b)(f)	100,000	96,957
3.45%, 02/13/26 (b)(f)	50,000	47,566
0.90%, 03/11/26 (b)(f)	200,000	178,562
1.15%, 05/13/26 (b)(f)	150,000	133,605
3.20%, 03/02/27 (b)(f)	100,000	92,658
2.45%, 03/03/27 (b)(f)	200,000	180,180
3.30%, 04/01/27 (b)(f)	100,000	93,243
3.20%, 01/25/28 (b)(f)	100,000	91,212
2.00%, 03/20/28 (b)(f)	150,000	129,342
5.64%, 05/19/29 (b)(c)(f)	150,000	149,793
		6,116,553
Finance Companies 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (b)	550,000	522,868
3.50%, 01/15/25 (b)	150,000	144,891
6.50%, 07/15/25 (b)	200,000	200,988
4.45%, 10/01/25 (b)	150,000	145,332
1.75%, 01/30/26 (b)	250,000	226,480
4.45%, 04/03/26 (b)	150,000	144,588
2.45%, 10/29/26 (b)	500,000	449,935
3.65%, 07/21/27 (b)	200,000	184,224
4.63%, 10/15/27 (b)	150,000	142,507
5.75%, 06/06/28 (b)	150,000	148,633
Air Lease Corp.
2.30%, 02/01/25 (b)	200,000	189,496
3.25%, 03/01/25 (b)	100,000	95,832
3.38%, 07/01/25 (b)	150,000	143,056
2.88%, 01/15/26 (b)	200,000	187,014
3.75%, 06/01/26 (b)	150,000	142,710
1.88%, 08/15/26 (b)	250,000	223,822
2.20%, 01/15/27 (b)	200,000	178,828
5.85%, 12/15/27 (b)	200,000	200,186
5.30%, 02/01/28 (b)	150,000	147,498
Aircastle Ltd.
4.25%, 06/15/26 (b)	150,000	142,401
Ares Capital Corp.
4.25%, 03/01/25 (b)	100,000	96,230
3.25%, 07/15/25 (b)	150,000	140,696
3.88%, 01/15/26 (b)	250,000	234,125
2.15%, 07/15/26 (b)	150,000	132,018
2.88%, 06/15/27 (b)	100,000	88,111
2.88%, 06/15/28 (b)	200,000	169,126
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (b)	75,000	67,151
2.55%, 10/13/26 (b)	50,000	43,278
Barings BDC, Inc.
3.30%, 11/23/26 (b)	100,000	88,455
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (b)	100,000	90,355
Blackstone Private Credit Fund
1.75%, 09/15/24	100,000	95,008
2.35%, 11/22/24	100,000	95,096
2.70%, 01/15/25 (b)	125,000	118,329
4.70%, 03/24/25	200,000	194,634
2.63%, 12/15/26 (b)	200,000	172,226
3.25%, 03/15/27 (b)	200,000	174,388
Blackstone Secured Lending Fund
3.63%, 01/15/26 (b)	200,000	185,442
2.75%, 09/16/26 (b)	200,000	176,744
2.13%, 02/15/27 (b)	100,000	84,986
Blue Owl Capital Corp.
4.00%, 03/30/25 (b)	50,000	47,589
3.75%, 07/22/25 (b)	100,000	93,796
4.25%, 01/15/26 (b)	100,000	93,908
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 07/15/26 (b)	250,000	225,262
2.88%, 06/11/28 (b)	100,000	82,978
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (b)	150,000	132,552
4.70%, 02/08/27 (b)	150,000	137,498
7.95%, 06/13/28 (b)(e)	100,000	100,404
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (b)	75,000	63,237
FS KKR Capital Corp.
1.65%, 10/12/24	100,000	94,331
4.13%, 02/01/25 (b)	50,000	48,091
3.40%, 01/15/26 (b)	200,000	183,560
2.63%, 01/15/27 (b)	150,000	129,611
GATX Corp.
3.25%, 09/15/26 (b)	100,000	92,954
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (b)	50,000	48,364
2.88%, 01/15/26 (b)	150,000	139,464
Golub Capital BDC, Inc.
2.50%, 08/24/26 (b)	100,000	87,946
2.05%, 02/15/27 (b)	100,000	84,557
Hercules Capital, Inc.
2.63%, 09/16/26 (b)	75,000	65,609
3.38%, 01/20/27 (b)	100,000	88,542
Main Street Capital Corp.
3.00%, 07/14/26 (b)	150,000	133,064
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (b)	100,000	93,501
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (b)	50,000	47,630
Prospect Capital Corp.
3.71%, 01/22/26 (b)	150,000	136,263
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (b)	75,000	72,784
2.50%, 08/01/26 (b)	100,000	88,593
		9,019,775
Financial Other 0.0%
ORIX Corp.
3.25%, 12/04/24	200,000	193,382
Insurance 0.8%
Aegon N.V.
5.50%, 04/11/48 (b)(c)	200,000	188,404
Aetna, Inc.
3.50%, 11/15/24 (b)	200,000	194,854
Aflac, Inc.
1.13%, 03/15/26 (b)	75,000	67,633
2.88%, 10/15/26 (b)	100,000	93,417
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (b)	150,000	143,903
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (b)	100,000	96,016
American International Group, Inc.
2.50%, 06/30/25 (b)	167,000	158,102
3.90%, 04/01/26 (b)	200,000	193,068
5.75%, 04/01/48 (b)(c)	125,000	118,876
Anthem, Inc.
3.35%, 12/01/24 (b)	200,000	194,600
2.38%, 01/15/25 (b)	300,000	286,956
1.50%, 03/15/26 (b)	200,000	181,720
3.65%, 12/01/27 (b)	250,000	235,707
4.10%, 03/01/28 (b)	150,000	143,700
See financial notes
98Schwab Taxable Bond Funds | Annual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (b)	200,000	184,166
Aon PLC
3.88%, 12/15/25 (b)	100,000	96,786
Arch Capital Finance LLC
4.01%, 12/15/26 (b)	150,000	143,231
Assurant, Inc.
4.20%, 09/27/23 (b)	17,000	16,968
Athene Holding Ltd.
4.13%, 01/12/28 (b)	200,000	186,924
AXIS Specialty Finance PLC
4.00%, 12/06/27 (b)	100,000	93,892
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (b)	500,000	479,610
Brighthouse Financial, Inc.
3.70%, 06/22/27 (b)	175,000	161,920
Brown & Brown, Inc.
4.20%, 09/15/24 (b)	100,000	98,291
Centene Corp.
4.25%, 12/15/27 (b)	400,000	374,372
2.45%, 07/15/28 (b)	400,000	342,724
Chubb INA Holdings, Inc.
3.15%, 03/15/25	175,000	169,335
3.35%, 05/03/26 (b)	200,000	191,738
Cincinnati Financial Corp.
6.92%, 05/15/28	100,000	106,810
CNA Financial Corp.
4.50%, 03/01/26 (b)	150,000	146,259
CNO Financial Group, Inc.
5.25%, 05/30/25 (b)	100,000	98,028
Corebridge Financial, Inc.
3.50%, 04/04/25 (b)	175,000	168,443
3.65%, 04/05/27 (b)	225,000	211,662
6.88%, 12/15/52 (b)(c)	150,000	145,401
Equitable Holdings, Inc.
7.00%, 04/01/28	50,000	52,774
4.35%, 04/20/28 (b)	200,000	189,392
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (b)(e)	100,000	101,891
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (b)	100,000	96,410
Humana, Inc.
3.85%, 10/01/24 (b)	100,000	97,997
4.50%, 04/01/25 (b)	150,000	147,840
1.35%, 02/03/27 (b)	150,000	132,008
3.95%, 03/15/27 (b)	150,000	144,105
Jackson Financial, Inc.
5.17%, 06/08/27 (b)	100,000	98,052
Kemper Corp.
4.35%, 02/15/25 (b)	100,000	97,186
Lincoln National Corp.
3.63%, 12/12/26 (b)	100,000	93,730
Loews Corp.
3.75%, 04/01/26 (b)	150,000	144,617
Manulife Financial Corp.
4.15%, 03/04/26	200,000	194,516
4.06%, 02/24/32 (b)(c)	200,000	187,298
Marsh & McLennan Cos., Inc.
3.50%, 03/10/25 (b)	150,000	145,725
3.75%, 03/14/26 (b)	50,000	48,339
Mercury General Corp.
4.40%, 03/15/27 (b)	100,000	93,995
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MetLife, Inc.
3.00%, 03/01/25	100,000	96,540
3.60%, 11/13/25 (b)	100,000	96,781
Old Republic International Corp.
4.88%, 10/01/24 (b)	100,000	98,667
3.88%, 08/26/26 (b)	100,000	95,114
Principal Financial Group, Inc.
3.40%, 05/15/25 (b)	100,000	96,379
Prudential Financial, Inc.
1.50%, 03/10/26 (b)	100,000	91,554
5.38%, 05/15/45 (b)(c)	250,000	245,017
4.50%, 09/15/47 (b)(c)	100,000	90,091
Radian Group, Inc.
4.88%, 03/15/27 (b)	150,000	142,068
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (b)	100,000	96,980
The Allstate Corp.
0.75%, 12/15/25 (b)	150,000	135,423
3.28%, 12/15/26 (b)	100,000	94,643
The Progressive Corp.
2.45%, 01/15/27	100,000	92,220
2.50%, 03/15/27 (b)	100,000	92,004
Trinity Acquisition PLC
4.40%, 03/15/26 (b)	150,000	145,039
UnitedHealth Group, Inc.
3.75%, 07/15/25	500,000	487,270
5.15%, 10/15/25	200,000	199,930
3.70%, 12/15/25	100,000	96,847
1.25%, 01/15/26	250,000	228,847
3.10%, 03/15/26	200,000	191,128
3.45%, 01/15/27	100,000	95,473
3.70%, 05/15/27 (b)(d)	200,000	192,156
2.95%, 10/15/27	150,000	139,149
5.25%, 02/15/28 (b)	200,000	203,984
Voya Financial, Inc.
3.65%, 06/15/26	100,000	94,507
4.70%, 01/23/48 (b)(c)	50,000	40,508
Willis North America, Inc.
4.65%, 06/15/27 (b)	150,000	145,453
		11,603,163
REITs 0.7%
Agree LP
2.00%, 06/15/28 (b)	100,000	83,991
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (b)	100,000	96,534
4.30%, 01/15/26 (b)	50,000	48,449
3.95%, 01/15/27 (b)	100,000	94,729
3.95%, 01/15/28 (b)	100,000	93,894
American Homes 4 Rent LP
4.25%, 02/15/28 (b)	100,000	94,781
AvalonBay Communities, Inc.
3.50%, 11/15/24 (b)	100,000	97,790
3.45%, 06/01/25 (b)	100,000	96,828
3.50%, 11/15/25 (b)	50,000	47,874
3.35%, 05/15/27 (b)	100,000	93,638
3.20%, 01/15/28 (b)	100,000	92,482
Boston Properties LP
3.20%, 01/15/25 (b)	200,000	191,950
3.65%, 02/01/26 (b)	100,000	94,262
2.75%, 10/01/26 (b)	250,000	225,647
6.75%, 12/01/27 (b)	100,000	102,278
Brandywine Operating Partnership LP
3.95%, 11/15/27 (b)	100,000	82,462
See financial notes
Schwab Taxable Bond Funds | Annual Report99

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brixmor Operating Partnership LP
3.85%, 02/01/25 (b)	100,000	96,551
4.13%, 06/15/26 (b)	100,000	94,876
3.90%, 03/15/27 (b)	150,000	139,608
Corporate Office Properties LP
2.25%, 03/15/26 (b)	100,000	90,473
CubeSmart LP
3.13%, 09/01/26 (b)	100,000	92,805
Digital Realty Trust LP
3.70%, 08/15/27 (b)	200,000	186,650
5.55%, 01/15/28 (b)	150,000	149,817
EPR Properties
4.50%, 04/01/25 (b)	50,000	47,994
4.75%, 12/15/26 (b)	100,000	92,262
4.50%, 06/01/27 (b)	100,000	90,329
ERP Operating LP
3.38%, 06/01/25 (b)	100,000	96,492
2.85%, 11/01/26 (b)	100,000	93,229
3.50%, 03/01/28 (b)	100,000	93,391
Essex Portfolio LP
3.50%, 04/01/25 (b)	100,000	96,637
3.38%, 04/15/26 (b)	150,000	142,501
1.70%, 03/01/28 (b)	100,000	84,881
Extra Space Storage LP
3.50%, 07/01/26 (b)	200,000	188,564
5.70%, 04/01/28 (b)	100,000	100,582
Federal Realty Investment Trust
1.25%, 02/15/26 (b)	150,000	135,179
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (b)	150,000	140,105
Healthpeak OP LLC
4.00%, 06/01/25 (b)	100,000	97,382
Healthpeak Properties Interim, Inc.
3.40%, 02/01/25 (b)	100,000	96,744
3.25%, 07/15/26 (b)	150,000	141,939
Highwoods Realty LP
4.13%, 03/15/28 (b)	100,000	90,058
Host Hotels & Resorts LP
4.00%, 06/15/25 (b)	100,000	96,667
4.50%, 02/01/26 (b)	100,000	96,529
Hudson Pacific Properties LP
3.95%, 11/01/27 (b)	100,000	79,522
5.95%, 02/15/28 (b)	100,000	84,623
Kilroy Realty LP
3.45%, 12/15/24 (b)	100,000	96,519
Kimco Realty Corp.
3.30%, 02/01/25 (b)	100,000	96,394
1.90%, 03/01/28 (b)	100,000	84,798
Kimco Realty OP LLC
3.80%, 04/01/27 (b)	100,000	93,703
Kite Realty Group LP
4.00%, 10/01/26 (b)	100,000	91,419
Mid-America Apartments LP
4.00%, 11/15/25 (b)	100,000	97,291
3.60%, 06/01/27 (b)	150,000	142,116
National Retail Properties, Inc.
4.00%, 11/15/25 (b)	100,000	96,348
3.50%, 10/15/27 (b)	100,000	92,199
Omega Healthcare Investors, Inc.
4.50%, 01/15/25 (b)	100,000	97,602
5.25%, 01/15/26 (b)	150,000	147,693
4.50%, 04/01/27 (b)	150,000	142,038
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Physicians Realty LP
4.30%, 03/15/27 (b)	100,000	95,802
3.95%, 01/15/28 (b)	100,000	91,708
Piedmont Operating Partnership LP
9.25%, 07/20/28 (b)	50,000	51,170
Prologis LP
3.25%, 06/30/26 (b)	100,000	94,888
2.13%, 04/15/27 (b)	100,000	90,197
4.88%, 06/15/28 (b)	200,000	198,044
Public Storage Operating Co.
0.88%, 02/15/26 (b)	150,000	135,207
1.50%, 11/09/26 (b)	100,000	90,014
1.85%, 05/01/28 (b)	100,000	86,973
Realty Income Corp.
3.88%, 04/15/25 (b)	50,000	48,718
4.63%, 11/01/25 (b)	250,000	246,252
4.88%, 06/01/26 (b)	150,000	148,360
4.13%, 10/15/26 (b)	150,000	145,054
3.00%, 01/15/27 (b)	150,000	139,490
3.95%, 08/15/27 (b)	150,000	143,152
3.65%, 01/15/28 (b)	100,000	93,677
Regency Centers LP
3.60%, 02/01/27 (b)	150,000	142,087
Sabra Health Care LP
5.13%, 08/15/26 (b)	100,000	96,782
Simon Property Group LP
2.00%, 09/13/24 (b)	200,000	192,460
3.38%, 10/01/24 (b)	150,000	146,359
3.50%, 09/01/25 (b)	200,000	192,778
3.30%, 01/15/26 (b)	100,000	95,386
3.25%, 11/30/26 (b)	150,000	140,787
1.38%, 01/15/27 (b)	150,000	132,273
3.38%, 06/15/27 (b)	100,000	93,368
3.38%, 12/01/27 (b)	100,000	92,630
SITE Centers Corp.
3.63%, 02/01/25 (b)	50,000	47,639
4.25%, 02/01/26 (b)	100,000	93,848
4.70%, 06/01/27 (b)	100,000	94,032
Spirit Realty LP
4.45%, 09/15/26 (b)	100,000	95,628
2.10%, 03/15/28 (b)	75,000	64,031
STORE Capital Corp.
4.50%, 03/15/28 (b)	50,000	44,785
Tanger Properties LP
3.13%, 09/01/26 (b)	100,000	91,584
UDR, Inc.
3.50%, 07/01/27 (b)	150,000	139,932
Ventas Realty LP
2.65%, 01/15/25 (b)	100,000	95,397
3.50%, 02/01/25 (b)	100,000	96,316
4.13%, 01/15/26 (b)	100,000	96,253
3.25%, 10/15/26 (b)	100,000	92,505
4.00%, 03/01/28 (b)	100,000	93,058
Vornado Realty LP
3.50%, 01/15/25 (b)	100,000	94,973
2.15%, 06/01/26 (b)	100,000	86,334
Welltower, Inc.
4.00%, 06/01/25 (b)	250,000	242,537
4.25%, 04/01/26 (b)	100,000	96,891
2.70%, 02/15/27 (b)	100,000	91,763
4.25%, 04/15/28 (b)	2,000	1,893
See financial notes
100Schwab Taxable Bond Funds | Annual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WP Carey, Inc.
4.00%, 02/01/25 (b)	150,000	146,179
		11,081,293
		184,670,872

Industrial 13.0%
Basic Industry 0.5%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (b)	200,000	185,638
Albemarle Corp.
4.65%, 06/01/27 (b)	150,000	145,125
ArcelorMittal S.A.
4.55%, 03/11/26	100,000	97,989
6.55%, 11/29/27 (b)	200,000	205,012
BHP Billiton Finance (USA) Ltd.
4.88%, 02/27/26	175,000	173,808
4.75%, 02/28/28 (b)	175,000	173,532
Celanese US Holdings LLC
6.05%, 03/15/25	200,000	200,186
1.40%, 08/05/26 (b)	150,000	131,054
6.17%, 07/15/27 (b)	400,000	400,576
DuPont de Nemours, Inc.
4.49%, 11/15/25 (b)	400,000	391,884
Eastman Chemical Co.
3.80%, 03/15/25 (b)	150,000	145,918
Ecolab, Inc.
2.70%, 11/01/26 (b)	200,000	187,344
3.25%, 12/01/27 (b)	150,000	140,790
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (b)	100,000	93,285
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (b)	50,000	48,724
5.50%, 01/17/27	200,000	199,988
FMC Corp.
3.20%, 10/01/26 (b)	150,000	138,951
Freeport-McMoRan, Inc.
4.55%, 11/14/24 (b)	150,000	147,634
5.00%, 09/01/27 (b)	100,000	96,476
Kinross Gold Corp.
4.50%, 07/15/27 (b)	100,000	96,466
Linde, Inc.
2.65%, 02/05/25 (b)	100,000	96,208
4.70%, 12/05/25 (b)	100,000	99,251
3.20%, 01/30/26 (b)	100,000	96,268
LYB International Finance III LLC
1.25%, 10/01/25 (b)	150,000	136,902
Nucor Corp.
2.00%, 06/01/25 (b)	50,000	47,047
4.30%, 05/23/27 (b)	200,000	194,122
3.95%, 05/01/28 (b)	100,000	95,194
Nutrien Ltd.
5.90%, 11/07/24	250,000	250,017
3.00%, 04/01/25 (b)	100,000	95,859
4.90%, 03/27/28 (b)	125,000	122,329
Packaging Corp. of America
3.65%, 09/15/24 (b)	100,000	97,847
PPG Industries, Inc.
1.20%, 03/15/26 (b)	200,000	180,478
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (b)	100,000	91,983
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	150,000	163,888
RPM International, Inc.
3.75%, 03/15/27 (b)	100,000	93,843
Southern Copper Corp.
3.88%, 04/23/25	100,000	97,086
Steel Dynamics, Inc.
2.80%, 12/15/24 (b)	100,000	96,380
2.40%, 06/15/25 (b)	100,000	94,174
1.65%, 10/15/27 (b)	100,000	85,946
The Mosaic Co.
4.05%, 11/15/27 (b)	150,000	143,186
The Sherwin-Williams Co.
3.45%, 08/01/25 (b)	150,000	144,500
3.95%, 01/15/26 (b)	100,000	96,766
3.45%, 06/01/27 (b)	300,000	282,918
Westlake Chemical Corp.
3.60%, 08/15/26 (b)	200,000	189,678
Weyerhaeuser Co.
4.75%, 05/15/26	100,000	98,476
WRKCo, Inc.
3.00%, 09/15/24 (b)	100,000	96,875
3.75%, 03/15/25 (b)	100,000	97,047
4.65%, 03/15/26 (b)	200,000	194,708
4.00%, 03/15/28 (b)	100,000	93,430
3.90%, 06/01/28 (b)	100,000	92,887
		7,165,673
Capital Goods 1.4%
3M Co.
2.00%, 02/14/25 (b)	100,000	94,994
2.65%, 04/15/25 (b)	100,000	95,393
2.88%, 10/15/27 (b)	200,000	184,230
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (b)	100,000	96,913
3.55%, 10/01/27 (b)	100,000	92,757
Amcor Finance USA, Inc.
3.63%, 04/28/26 (b)	100,000	94,834
4.50%, 05/15/28 (b)	100,000	95,560
Amcor Flexibles North America, Inc.
4.00%, 05/17/25 (b)	100,000	97,048
Berry Global, Inc.
1.57%, 01/15/26 (b)	250,000	227,402
1.65%, 01/15/27 (b)	100,000	86,820
5.50%, 04/15/28 (b)(e)	100,000	98,314
Carlisle Cos., Inc.
3.50%, 12/01/24 (b)	100,000	96,964
Carrier Global Corp.
2.24%, 02/15/25 (b)	100,000	95,160
2.49%, 02/15/27 (b)	300,000	273,126
Caterpillar Financial Services Corp.
2.15%, 11/08/24	200,000	192,620
3.25%, 12/01/24	100,000	97,476
3.40%, 05/13/25	400,000	387,844
1.45%, 05/15/25	200,000	187,666
0.80%, 11/13/25	200,000	182,236
0.90%, 03/02/26	350,000	316,788
4.35%, 05/15/26	200,000	196,910
1.15%, 09/14/26	150,000	134,223
3.60%, 08/12/27	200,000	191,414
1.10%, 09/14/27	200,000	173,112
CNH Industrial Capital LLC
1.88%, 01/15/26 (b)	200,000	183,698
1.45%, 07/15/26 (b)	150,000	134,295
See financial notes
Schwab Taxable Bond Funds | Annual Report101

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNH Industrial N.V.
3.85%, 11/15/27 (b)	100,000	94,467
Deere & Co.
2.75%, 04/15/25 (b)	250,000	240,832
Dover Corp.
3.15%, 11/15/25 (b)	100,000	95,244
Eaton Corp.
3.10%, 09/15/27 (b)	100,000	93,798
Emerson Electric Co.
0.88%, 10/15/26 (b)	200,000	177,092
1.80%, 10/15/27 (b)	100,000	88,760
Fortive Corp.
3.15%, 06/15/26 (b)	175,000	164,551
General Dynamics Corp.
3.25%, 04/01/25 (b)	125,000	121,145
1.15%, 06/01/26 (b)	150,000	135,582
2.13%, 08/15/26 (b)	100,000	92,459
3.50%, 04/01/27 (b)	200,000	190,542
2.63%, 11/15/27 (b)	150,000	137,036
3.75%, 05/15/28 (b)	100,000	95,578
Hexcel Corp.
4.20%, 02/15/27 (b)	150,000	141,207
Honeywell International, Inc.
1.35%, 06/01/25 (b)	300,000	281,133
2.50%, 11/01/26 (b)	400,000	373,564
Hubbell, Inc.
3.35%, 03/01/26 (b)	100,000	95,368
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (b)	150,000	138,356
Illinois Tool Works, Inc.
2.65%, 11/15/26 (b)	200,000	187,340
John Deere Capital Corp.
2.05%, 01/09/25	100,000	95,929
3.45%, 03/13/25	400,000	389,796
4.80%, 01/09/26	300,000	298,374
0.70%, 01/15/26	300,000	271,632
1.05%, 06/17/26	250,000	224,847
2.25%, 09/14/26	200,000	185,332
1.30%, 10/13/26	150,000	134,430
1.70%, 01/11/27	200,000	180,426
1.75%, 03/09/27	200,000	179,786
4.15%, 09/15/27	200,000	195,302
4.75%, 01/20/28	200,000	199,308
4.90%, 03/03/28	125,000	125,380
1.50%, 03/06/28	200,000	173,098
4.95%, 07/14/28	250,000	250,997
Johnson Controls International PLC
3.90%, 02/14/26 (b)	100,000	96,349
L3Harris Technologies, Inc.
3.83%, 04/27/25 (b)	300,000	292,098
5.40%, 01/15/27	200,000	200,556
4.40%, 06/15/28 (b)	200,000	192,376
Leggett & Platt, Inc.
3.80%, 11/15/24 (b)	150,000	146,287
Lennox International, Inc.
1.35%, 08/01/25 (b)	125,000	115,346
Lockheed Martin Corp.
3.55%, 01/15/26 (b)	250,000	242,025
5.10%, 11/15/27 (b)	150,000	151,746
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (b)	100,000	93,599
Masco Corp.
1.50%, 02/15/28 (b)	100,000	85,268
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northrop Grumman Corp.
2.93%, 01/15/25 (b)	400,000	386,664
3.20%, 02/01/27 (b)	100,000	94,441
3.25%, 01/15/28 (b)	250,000	233,012
nVent Finance Sarl
4.55%, 04/15/28 (b)	100,000	94,719
Oshkosh Corp.
4.60%, 05/15/28 (b)	100,000	97,815
Otis Worldwide Corp.
2.06%, 04/05/25 (b)	350,000	331,775
Owens Corning
3.40%, 08/15/26 (b)	150,000	141,803
Parker-Hannifin Corp.
3.30%, 11/21/24 (b)	50,000	48,687
3.25%, 03/01/27 (b)	200,000	188,272
4.25%, 09/15/27 (b)	200,000	194,274
Precision Castparts Corp.
3.25%, 06/15/25 (b)	250,000	242,180
Raytheon Technologies Corp.
3.95%, 08/16/25 (b)	250,000	243,230
2.65%, 11/01/26 (b)	200,000	185,624
3.50%, 03/15/27 (b)	300,000	283,509
3.13%, 05/04/27 (b)	150,000	139,868
Regal Rexnord Corp.
6.05%, 02/15/26 (e)	200,000	198,994
6.05%, 04/15/28 (b)(e)	200,000	198,080
Republic Services, Inc.
3.20%, 03/15/25 (b)	100,000	96,711
0.88%, 11/15/25 (b)	100,000	90,631
3.38%, 11/15/27 (b)	150,000	139,656
3.95%, 05/15/28 (b)	100,000	95,093
Rockwell Automation, Inc.
2.88%, 03/01/25 (b)	100,000	96,628
Snap-on, Inc.
3.25%, 03/01/27 (b)	150,000	141,818
Sonoco Products Co.
1.80%, 02/01/25 (b)	100,000	94,245
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (b)	200,000	190,108
6.00%, 03/06/28 (b)	200,000	204,428
4.00%, 03/15/60 (b)(c)	200,000	158,612
Teledyne Technologies, Inc.
1.60%, 04/01/26 (b)	100,000	91,227
2.25%, 04/01/28 (b)	150,000	130,926
Textron, Inc.
4.00%, 03/15/26 (b)	100,000	96,572
3.65%, 03/15/27 (b)	100,000	94,263
The Boeing Co.
4.88%, 05/01/25 (b)	700,000	690,438
2.75%, 02/01/26 (b)	200,000	187,680
2.20%, 02/04/26 (b)	1,000,000	923,030
3.10%, 05/01/26 (b)	150,000	141,293
2.25%, 06/15/26 (b)	200,000	183,330
2.70%, 02/01/27 (b)	200,000	182,980
5.04%, 05/01/27 (b)	450,000	445,167
The Timken Co.
3.88%, 09/01/24 (b)	75,000	73,402
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (b)	100,000	97,803
3.50%, 03/21/26 (b)	100,000	95,813
Vontier Corp.
1.80%, 04/01/26 (b)	150,000	135,014
2.40%, 04/01/28 (b)	100,000	84,544
See financial notes
102Schwab Taxable Bond Funds | Annual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vulcan Materials Co.
4.50%, 04/01/25 (b)	100,000	98,331
5.80%, 03/01/26 (b)	100,000	100,125
Waste Management, Inc.
3.13%, 03/01/25 (b)	100,000	96,911
0.75%, 11/15/25 (b)	200,000	181,870
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (b)	100,000	95,456
3.45%, 11/15/26 (b)	150,000	141,225
WW Grainger, Inc.
1.85%, 02/15/25 (b)	100,000	95,070
Xylem, Inc.
3.25%, 11/01/26 (b)	100,000	94,236
1.95%, 01/30/28 (b)	100,000	87,872
		20,827,593
Communications 1.4%
Activision Blizzard, Inc.
3.40%, 09/15/26 (b)	200,000	191,150
American Tower Corp.
2.95%, 01/15/25 (b)	100,000	96,216
4.00%, 06/01/25 (b)	150,000	145,553
4.40%, 02/15/26 (b)	150,000	146,036
1.60%, 04/15/26 (b)	100,000	90,387
1.45%, 09/15/26 (b)	250,000	221,645
3.38%, 10/15/26 (b)	250,000	234,427
2.75%, 01/15/27 (b)	200,000	182,834
3.13%, 01/15/27 (b)	100,000	92,181
3.65%, 03/15/27 (b)	200,000	187,828
3.60%, 01/15/28 (b)	200,000	184,666
5.25%, 07/15/28 (b)	100,000	98,547
AT&T, Inc.
3.88%, 01/15/26 (b)	50,000	48,212
5.54%, 02/20/26 (b)	350,000	349,450
1.70%, 03/25/26 (b)	500,000	455,940
2.95%, 07/15/26 (b)	50,000	46,698
3.80%, 02/15/27 (b)	200,000	190,292
4.25%, 03/01/27 (b)	200,000	192,830
2.30%, 06/01/27 (b)	500,000	447,875
1.65%, 02/01/28 (b)	300,000	256,602
4.10%, 02/15/28 (b)	250,000	237,380
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (b)	850,000	835,337
3.75%, 02/15/28 (b)	150,000	137,214
4.20%, 03/15/28 (b)	150,000	139,770
Comcast Corp.
3.38%, 08/15/25 (b)	250,000	241,690
3.95%, 10/15/25 (b)	500,000	487,145
5.25%, 11/07/25	150,000	150,296
3.15%, 03/01/26 (b)	400,000	382,080
2.35%, 01/15/27 (b)	300,000	275,172
3.30%, 02/01/27 (b)	200,000	189,226
3.30%, 04/01/27 (b)	150,000	141,587
5.35%, 11/15/27 (b)	150,000	152,241
3.15%, 02/15/28 (b)	150,000	139,269
3.55%, 05/01/28 (b)	250,000	236,225
Crown Castle International Corp.
3.20%, 09/01/24 (b)	100,000	97,426
1.35%, 07/15/25 (b)	100,000	92,359
4.45%, 02/15/26 (b)	150,000	146,231
3.70%, 06/15/26 (b)	200,000	190,592
1.05%, 07/15/26 (b)	200,000	176,574
2.90%, 03/15/27 (b)	200,000	183,684
3.65%, 09/01/27 (b)	150,000	139,839
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 01/11/28 (b)	250,000	245,612
3.80%, 02/15/28 (b)	100,000	93,090
Discovery Communications LLC
3.90%, 11/15/24 (b)	200,000	194,946
3.45%, 03/15/25 (b)	50,000	48,144
4.90%, 03/11/26 (b)	200,000	196,658
3.95%, 03/20/28 (b)	150,000	139,622
Fox Corp.
3.05%, 04/07/25 (b)	150,000	144,308
Meta Platforms, Inc.
3.50%, 08/15/27 (b)	475,000	452,770
4.60%, 05/15/28 (b)	275,000	272,610
Netflix, Inc.
5.88%, 02/15/25	125,000	125,636
4.38%, 11/15/26	175,000	170,275
4.88%, 04/15/28	250,000	246,557
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (b)	300,000	287,133
Paramount Global
3.70%, 06/01/28 (b)	100,000	89,676
Rogers Communications, Inc.
2.95%, 03/15/25 (b)	150,000	143,192
3.63%, 12/15/25 (b)	150,000	142,877
3.20%, 03/15/27 (b)	300,000	277,332
Sprint LLC
7.63%, 02/15/25 (b)	250,000	255,067
7.63%, 03/01/26 (b)	250,000	259,297
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (b)	200,000	189,534
4.95%, 03/28/28 (b)	100,000	98,523
Telefonica Emisiones S.A.
4.10%, 03/08/27	250,000	238,067
TELUS Corp.
2.80%, 02/16/27 (b)	100,000	92,700
3.70%, 09/15/27 (b)	150,000	141,131
The Walt Disney Co.
3.70%, 09/15/24 (b)	100,000	98,205
3.35%, 03/24/25	375,000	364,065
1.75%, 01/13/26	300,000	277,677
2.20%, 01/13/28	100,000	90,116
T-Mobile USA, Inc.
3.50%, 04/15/25 (b)	475,000	459,425
1.50%, 02/15/26 (b)	250,000	227,750
2.25%, 02/15/26 (b)	400,000	370,300
2.63%, 04/15/26 (b)	200,000	185,926
3.75%, 04/15/27 (b)	700,000	663,376
5.38%, 04/15/27 (b)	100,000	99,870
2.05%, 02/15/28 (b)	250,000	218,342
4.95%, 03/15/28 (b)	250,000	246,595
4.80%, 07/15/28 (b)	150,000	146,727
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	192,064
3.00%, 02/13/26	200,000	190,502
1.85%, 07/30/26	300,000	274,914
2.95%, 06/15/27	150,000	140,720
Verizon Communications, Inc.
3.50%, 11/01/24 (b)	100,000	97,715
3.38%, 02/15/25	250,000	242,540
0.85%, 11/20/25 (b)	250,000	226,757
1.45%, 03/20/26 (b)	350,000	317,572
2.63%, 08/15/26	300,000	279,462
4.13%, 03/16/27	600,000	578,154
3.00%, 03/22/27 (b)	200,000	185,990
2.10%, 03/22/28 (b)	450,000	393,426
See financial notes
Schwab Taxable Bond Funds | Annual Report103

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ViacomCBS, Inc.
4.75%, 05/15/25 (b)	200,000	196,040
2.90%, 01/15/27 (b)	200,000	180,336
Vodafone Group PLC
4.13%, 05/30/25	250,000	244,402
4.38%, 05/30/28	100,000	98,210
Warnermedia Holdings, Inc.
3.64%, 03/15/25	400,000	387,080
3.76%, 03/15/27 (b)	800,000	750,424
WPP Finance 2010
3.75%, 09/19/24	100,000	97,256
		21,697,401
Consumer Cyclical 2.1%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (b)	100,000	84,441
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (b)	400,000	389,748
3.40%, 12/06/27 (b)	400,000	371,868
Amazon.com, Inc.
3.80%, 12/05/24 (b)	250,000	245,517
3.00%, 04/13/25	400,000	387,480
0.80%, 06/03/25 (b)	200,000	185,768
4.60%, 12/01/25	250,000	248,292
5.20%, 12/03/25 (b)	150,000	150,544
1.00%, 05/12/26 (b)	450,000	406,800
3.30%, 04/13/27 (b)	350,000	333,382
1.20%, 06/03/27 (b)	250,000	220,260
3.15%, 08/22/27 (b)	700,000	658,847
4.55%, 12/01/27 (b)	400,000	398,600
1.65%, 05/12/28 (b)	350,000	306,015
American Honda Finance Corp.
2.15%, 09/10/24	200,000	193,102
1.50%, 01/13/25	250,000	237,170
1.20%, 07/08/25	250,000	231,822
1.00%, 09/10/25	250,000	229,207
5.25%, 07/07/26	200,000	200,394
1.30%, 09/09/26	200,000	178,578
2.35%, 01/08/27	150,000	137,385
4.70%, 01/12/28	100,000	98,808
5.13%, 07/07/28	150,000	150,204
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25 (b)	125,000	119,068
AutoNation, Inc.
3.50%, 11/15/24 (b)	100,000	96,889
4.50%, 10/01/25 (b)	150,000	145,446
AutoZone, Inc.
3.63%, 04/15/25 (b)	100,000	97,016
3.75%, 06/01/27 (b)	200,000	190,532
4.50%, 02/01/28 (b)	100,000	97,369
Block Financial LLC
5.25%, 10/01/25 (b)	100,000	98,626
Booking Holdings, Inc.
3.60%, 06/01/26 (b)	300,000	288,507
BorgWarner, Inc.
3.38%, 03/15/25 (b)	50,000	48,290
2.65%, 07/01/27 (b)	200,000	181,324
CBRE Services, Inc.
4.88%, 03/01/26 (b)	200,000	195,834
Costco Wholesale Corp.
3.00%, 05/18/27 (b)	250,000	236,235
1.38%, 06/20/27 (b)	250,000	221,135
Cummins, Inc.
0.75%, 09/01/25 (b)	150,000	137,408
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
D.R. Horton, Inc.
2.50%, 10/15/24 (b)	100,000	96,461
2.60%, 10/15/25 (b)	50,000	46,985
1.30%, 10/15/26 (b)	200,000	176,526
Darden Restaurants, Inc.
3.85%, 05/01/27 (b)	150,000	142,391
Dollar General Corp.
4.15%, 11/01/25 (b)	100,000	97,285
3.88%, 04/15/27 (b)	200,000	190,976
4.63%, 11/01/27 (b)	100,000	97,529
4.13%, 05/01/28 (b)	100,000	95,182
Dollar Tree, Inc.
4.00%, 05/15/25 (b)	200,000	194,108
4.20%, 05/15/28 (b)	100,000	94,894
eBay, Inc.
1.90%, 03/11/25 (b)	150,000	142,115
1.40%, 05/10/26 (b)	200,000	180,330
3.60%, 06/05/27 (b)	150,000	141,669
Expedia Group, Inc.
5.00%, 02/15/26 (b)	100,000	98,836
4.63%, 08/01/27 (b)	150,000	145,487
3.80%, 02/15/28 (b)	150,000	139,946
General Motors Co.
4.00%, 04/01/25	200,000	194,582
6.13%, 10/01/25 (b)	300,000	301,548
6.80%, 10/01/27 (b)	200,000	206,238
General Motors Financial Co., Inc.
3.50%, 11/07/24 (b)	200,000	194,284
4.00%, 01/15/25 (b)	200,000	194,508
2.90%, 02/26/25 (b)	200,000	191,106
4.35%, 04/09/25 (b)	250,000	244,127
2.75%, 06/20/25 (b)	250,000	236,200
4.30%, 07/13/25 (b)	200,000	194,326
1.25%, 01/08/26 (b)	350,000	314,636
5.25%, 03/01/26 (b)	350,000	345,016
1.50%, 06/10/26 (b)	350,000	310,800
4.00%, 10/06/26 (b)	200,000	189,146
4.35%, 01/17/27 (b)	150,000	142,848
2.35%, 02/26/27 (b)	250,000	222,370
5.00%, 04/09/27 (b)	300,000	292,401
2.70%, 08/20/27 (b)	200,000	178,014
6.00%, 01/09/28 (b)	150,000	150,478
2.40%, 04/10/28 (b)	200,000	172,776
5.80%, 06/23/28 (b)	200,000	198,412
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/24 (b)	50,000	48,557
5.25%, 06/01/25 (b)	200,000	196,564
5.38%, 04/15/26 (b)	200,000	195,940
5.75%, 06/01/28 (b)	75,000	72,973
Harley-Davidson, Inc.
3.50%, 07/28/25 (b)	75,000	72,063
Harman International Industries, Inc.
4.15%, 05/15/25 (b)	100,000	97,464
Honda Motor Co., Ltd.
2.27%, 03/10/25 (b)	175,000	167,324
2.53%, 03/10/27 (b)	250,000	229,990
Hyatt Hotels Corp.
1.80%, 10/01/24 (b)	150,000	143,630
5.38%, 04/23/25 (b)	100,000	99,187
4.85%, 03/15/26 (b)	100,000	98,054
JD.com, Inc.
3.88%, 04/29/26	200,000	191,464
Lear Corp.
3.80%, 09/15/27 (b)	150,000	140,568
See financial notes
104Schwab Taxable Bond Funds | Annual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lennar Corp.
4.75%, 05/30/25 (b)	200,000	196,442
5.00%, 06/15/27 (b)	100,000	98,505
4.75%, 11/29/27 (b)	150,000	145,457
LKQ Corp.
5.75%, 06/15/28 (b)(e)	100,000	99,257
Lowe's Cos., Inc.
3.13%, 09/15/24 (b)	200,000	195,292
4.00%, 04/15/25 (b)	175,000	171,138
2.50%, 04/15/26 (b)	300,000	280,455
3.35%, 04/01/27 (b)	200,000	188,334
3.10%, 05/03/27 (b)	300,000	279,507
1.30%, 04/15/28 (b)	200,000	169,176
Magna International, Inc.
4.15%, 10/01/25 (b)	200,000	194,466
Marriott International, Inc.
5.75%, 05/01/25 (b)	100,000	100,196
3.13%, 06/15/26 (b)	200,000	188,008
5.00%, 10/15/27 (b)	150,000	148,618
4.00%, 04/15/28 (b)	100,000	93,999
McDonald's Corp.
3.38%, 05/26/25 (b)	100,000	96,851
3.30%, 07/01/25 (b)	100,000	96,701
1.45%, 09/01/25 (b)	150,000	139,358
3.70%, 01/30/26 (b)	350,000	338,614
3.50%, 03/01/27 (b)	200,000	190,484
3.80%, 04/01/28 (b)	200,000	191,230
NIKE, Inc.
2.40%, 03/27/25 (b)	150,000	143,661
2.38%, 11/01/26 (b)	100,000	92,685
2.75%, 03/27/27 (b)	250,000	233,720
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (b)	150,000	143,771
4.35%, 06/01/28 (b)	100,000	97,224
PACCAR Financial Corp.
1.80%, 02/06/25	200,000	190,434
4.45%, 03/30/26	100,000	99,195
2.00%, 02/04/27	200,000	181,628
4.60%, 01/10/28	100,000	99,309
PulteGroup, Inc.
5.50%, 03/01/26 (b)	150,000	149,811
PVH Corp.
4.63%, 07/10/25 (b)(e)	150,000	145,347
Ralph Lauren Corp.
3.75%, 09/15/25 (b)	150,000	145,373
Ross Stores, Inc.
4.60%, 04/15/25 (b)	150,000	147,490
0.88%, 04/15/26 (b)	150,000	133,913
Sands China Ltd.
5.38%, 08/08/25 (b)	200,000	193,924
2.80%, 03/08/27 (b)	200,000	174,382
Starbucks Corp.
3.80%, 08/15/25 (b)	150,000	145,920
2.45%, 06/15/26 (b)	150,000	140,019
2.00%, 03/12/27 (b)	100,000	90,274
3.50%, 03/01/28 (b)	200,000	187,854
Tapestry, Inc.
4.25%, 04/01/25 (b)	100,000	97,312
Target Corp.
2.25%, 04/15/25 (b)	150,000	143,343
2.50%, 04/15/26	250,000	236,847
1.95%, 01/15/27 (b)	150,000	136,784
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Home Depot, Inc.
3.35%, 09/15/25 (b)	300,000	289,920
3.00%, 04/01/26 (b)	200,000	191,154
2.13%, 09/15/26 (b)	300,000	276,813
2.50%, 04/15/27 (b)	200,000	184,882
2.80%, 09/14/27 (b)	200,000	185,890
0.90%, 03/15/28 (b)	100,000	84,443
The TJX Cos., Inc.
2.25%, 09/15/26 (b)	225,000	207,587
1.15%, 05/15/28 (b)	100,000	85,028
Toll Brothers Finance Corp.
4.88%, 11/15/25 (b)	100,000	97,988
4.88%, 03/15/27 (b)	100,000	97,245
Toyota Motor Corp.
1.34%, 03/25/26 (b)	300,000	273,387
3.67%, 07/20/28	150,000	143,085
Toyota Motor Credit Corp.
2.00%, 10/07/24	100,000	96,354
4.80%, 01/10/25	200,000	198,762
1.45%, 01/13/25	300,000	284,895
1.80%, 02/13/25	300,000	285,303
3.00%, 04/01/25	350,000	337,869
3.40%, 04/14/25	150,000	145,716
3.95%, 06/30/25	250,000	244,297
0.80%, 10/16/25	350,000	319,357
0.80%, 01/09/26	100,000	90,642
1.13%, 06/18/26	200,000	179,862
3.20%, 01/11/27	200,000	188,914
1.90%, 01/13/27	50,000	45,250
3.05%, 03/22/27	400,000	375,540
4.55%, 09/20/27	200,000	197,018
5.45%, 11/10/27	150,000	152,862
3.05%, 01/11/28	100,000	92,915
4.63%, 01/12/28	200,000	198,164
VF Corp.
2.40%, 04/23/25 (b)	150,000	141,665
2.80%, 04/23/27 (b)	200,000	181,906
VICI Properties LP
4.38%, 05/15/25	75,000	72,960
4.75%, 02/15/28 (b)	200,000	190,498
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (b)	200,000	195,322
3.45%, 06/01/26 (b)	250,000	236,220
Walmart, Inc.
3.55%, 06/26/25 (b)	150,000	146,019
3.90%, 09/09/25	250,000	244,700
3.05%, 07/08/26 (b)	200,000	191,218
1.05%, 09/17/26 (b)	100,000	89,627
3.95%, 09/09/27 (b)	200,000	195,408
3.90%, 04/15/28 (b)	250,000	242,590
3.70%, 06/26/28 (b)	250,000	241,077
		31,578,885
Consumer Non-Cyclical 3.2%
Abbott Laboratories
3.75%, 11/30/26 (b)	300,000	290,820
1.15%, 01/30/28 (b)	100,000	86,316
AbbVie, Inc.
2.60%, 11/21/24 (b)	400,000	386,140
3.80%, 03/15/25 (b)	600,000	584,382
3.60%, 05/14/25 (b)	700,000	678,930
3.20%, 05/14/26 (b)	350,000	332,951
2.95%, 11/21/26 (b)	700,000	655,242
See financial notes
Schwab Taxable Bond Funds | Annual Report105

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Altria Group, Inc.
2.35%, 05/06/25 (b)	50,000	47,381
4.40%, 02/14/26 (b)	200,000	195,734
2.63%, 09/16/26 (b)	150,000	139,214
Amgen, Inc.
1.90%, 02/21/25 (b)	100,000	95,102
5.25%, 03/02/25	150,000	149,382
3.13%, 05/01/25 (b)	200,000	192,418
5.51%, 03/02/26 (b)	275,000	274,983
2.60%, 08/19/26 (b)	200,000	185,984
2.20%, 02/21/27 (b)	400,000	363,656
3.20%, 11/02/27 (b)	200,000	185,946
5.15%, 03/02/28 (b)	600,000	599,496
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (b)	500,000	483,295
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (b)	500,000	481,855
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (b)	250,000	234,867
Astrazeneca Finance LLC
1.20%, 05/28/26 (b)	250,000	225,727
4.88%, 03/03/28 (b)	200,000	199,462
1.75%, 05/28/28 (b)	200,000	173,560
AstraZeneca PLC
3.38%, 11/16/25	200,000	192,292
0.70%, 04/08/26 (b)	200,000	179,214
3.13%, 06/12/27 (b)	200,000	187,446
BAT Capital Corp.
2.79%, 09/06/24 (b)	150,000	145,584
3.22%, 09/06/26 (b)	200,000	186,842
3.56%, 08/15/27 (b)	700,000	649,537
2.26%, 03/25/28 (b)	150,000	129,240
BAT International Finance PLC
1.67%, 03/25/26 (b)	300,000	271,776
4.45%, 03/16/28 (b)	200,000	189,784
Baxalta, Inc.
4.00%, 06/23/25 (b)	150,000	145,920
Baxter International, Inc.
2.60%, 08/15/26 (b)	200,000	184,792
1.92%, 02/01/27 (b)	300,000	266,982
Becton Dickinson & Co.
3.73%, 12/15/24 (b)	200,000	195,240
3.70%, 06/06/27 (b)	250,000	237,195
4.69%, 02/13/28 (b)	150,000	147,445
Biogen, Inc.
4.05%, 09/15/25 (b)	350,000	339,566
Boston Scientific Corp.
1.90%, 06/01/25 (b)	200,000	188,282
Bristol-Myers Squibb Co.
3.88%, 08/15/25 (b)	80,000	77,561
0.75%, 11/13/25 (b)	200,000	182,280
3.20%, 06/15/26 (b)	300,000	286,056
1.13%, 11/13/27 (b)	175,000	152,052
3.45%, 11/15/27 (b)	100,000	95,238
3.90%, 02/20/28 (b)	200,000	192,040
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (b)	150,000	138,995
3.25%, 08/15/26 (b)	250,000	235,502
Campbell Soup Co.
3.95%, 03/15/25 (b)	150,000	146,151
3.30%, 03/19/25 (b)	100,000	96,446
4.15%, 03/15/28 (b)	150,000	142,920
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cardinal Health, Inc.
3.75%, 09/15/25 (b)	150,000	144,928
3.41%, 06/15/27 (b)	250,000	234,192
Cencora, Inc.
3.25%, 03/01/25 (b)	97,000	93,891
3.45%, 12/15/27 (b)	150,000	140,997
Cigna Corp.
3.25%, 04/15/25 (b)	100,000	96,379
4.13%, 11/15/25 (b)	400,000	389,788
4.50%, 02/25/26 (b)	300,000	293,997
1.25%, 03/15/26 (b)	150,000	135,569
3.40%, 03/01/27 (b)	350,000	329,168
Colgate-Palmolive Co.
3.10%, 08/15/27 (b)	150,000	142,730
4.60%, 03/01/28 (b)	100,000	100,459
CommonSpirit Health
2.76%, 10/01/24 (b)	150,000	145,183
1.55%, 10/01/25 (b)	100,000	91,911
Conagra Brands, Inc.
4.60%, 11/01/25 (b)	150,000	146,887
1.38%, 11/01/27 (b)	150,000	127,469
Constellation Brands, Inc.
4.75%, 11/15/24	50,000	49,521
4.40%, 11/15/25 (b)	150,000	146,854
5.00%, 02/02/26 (b)	100,000	98,732
3.50%, 05/09/27 (b)	200,000	188,260
4.35%, 05/09/27 (b)	200,000	193,758
CVS Health Corp.
4.10%, 03/25/25 (b)	150,000	146,937
3.88%, 07/20/25 (b)	500,000	485,155
5.00%, 02/20/26 (b)	275,000	273,020
2.88%, 06/01/26 (b)	300,000	281,145
3.00%, 08/15/26 (b)	200,000	187,382
3.63%, 04/01/27 (b)	175,000	165,730
1.30%, 08/21/27 (b)	400,000	344,504
4.30%, 03/25/28 (b)	900,000	865,512
DH Europe Finance II Sarl
2.20%, 11/15/24 (b)	150,000	144,325
Diageo Capital PLC
1.38%, 09/29/25 (b)	200,000	184,774
5.30%, 10/24/27 (b)	200,000	202,582
Edwards Lifesciences Corp.
4.30%, 06/15/28 (b)	100,000	96,364
Eli Lilly & Co.
2.75%, 06/01/25 (b)	150,000	144,201
3.10%, 05/15/27 (b)	100,000	94,890
Flowers Foods, Inc.
3.50%, 10/01/26 (b)	150,000	141,072
GE HealthCare Technologies, Inc.
5.55%, 11/15/24	200,000	199,522
5.60%, 11/15/25 (b)	300,000	300,108
5.65%, 11/15/27 (b)	250,000	253,145
General Mills, Inc.
4.00%, 04/17/25 (b)	100,000	97,487
5.24%, 11/18/25 (b)	100,000	99,600
3.20%, 02/10/27 (b)	200,000	188,130
4.20%, 04/17/28 (b)	200,000	191,968
Gilead Sciences, Inc.
3.50%, 02/01/25 (b)	230,000	223,919
3.65%, 03/01/26 (b)	550,000	529,182
2.95%, 03/01/27 (b)	300,000	279,741
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	200,000	195,098
3.88%, 05/15/28	300,000	289,545
See financial notes
106Schwab Taxable Bond Funds | Annual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (b)	250,000	235,115
Haleon UK Capital PLC
3.13%, 03/24/25	250,000	240,497
Hasbro, Inc.
3.00%, 11/19/24 (b)	100,000	96,703
3.55%, 11/19/26 (b)	150,000	141,014
3.50%, 09/15/27 (b)	100,000	93,495
HCA, Inc.
5.38%, 02/01/25	400,000	397,536
5.25%, 04/15/25	300,000	297,483
5.88%, 02/15/26 (b)	200,000	200,350
5.25%, 06/15/26 (b)	200,000	197,650
5.38%, 09/01/26 (b)	200,000	198,572
4.50%, 02/15/27 (b)	250,000	241,832
3.13%, 03/15/27 (b)	250,000	229,935
5.20%, 06/01/28 (b)	150,000	147,898
Illumina, Inc.
5.75%, 12/13/27 (b)	100,000	99,888
IQVIA, Inc.
5.70%, 05/15/28 (b)(e)	200,000	199,922
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/27 (b)	200,000	180,060
5.13%, 02/01/28 (b)	200,000	194,570
Johnson & Johnson
0.55%, 09/01/25 (b)	200,000	183,248
2.45%, 03/01/26 (b)	350,000	330,463
2.95%, 03/03/27 (b)	200,000	189,482
0.95%, 09/01/27 (b)	200,000	174,494
2.90%, 01/15/28 (b)	275,000	257,832
Kaiser Foundation Hospitals
3.15%, 05/01/27 (b)	150,000	141,771
Kellogg Co.
3.25%, 04/01/26	200,000	190,394
4.30%, 05/15/28 (b)	100,000	96,217
Kenvue, Inc.
5.50%, 03/22/25 (e)	125,000	125,438
5.35%, 03/22/26 (b)(e)	150,000	150,835
5.05%, 03/22/28 (b)(e)	175,000	175,609
Keurig Dr Pepper, Inc.
3.40%, 11/15/25 (b)	200,000	191,428
3.43%, 06/15/27 (b)	150,000	140,907
4.60%, 05/25/28 (b)	100,000	97,655
Kimberly-Clark Corp.
3.05%, 08/15/25	150,000	144,315
2.75%, 02/15/26	100,000	95,336
Kraft Heinz Foods Co.
3.00%, 06/01/26 (b)	350,000	330,022
3.88%, 05/15/27 (b)	300,000	286,704
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (b)	100,000	97,464
2.30%, 12/01/24 (b)	100,000	95,678
3.60%, 02/01/25 (b)	150,000	145,527
1.55%, 06/01/26 (b)	150,000	135,018
McCormick & Co., Inc.
0.90%, 02/15/26 (b)	200,000	180,046
McKesson Corp.
0.90%, 12/03/25 (b)	200,000	181,184
5.25%, 02/15/26 (b)	100,000	99,658
4.90%, 07/15/28 (b)	100,000	98,943
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (b)	100,000	97,414
Medtronic Global Holdings SCA
4.25%, 03/30/28 (b)	150,000	145,938
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Merck & Co., Inc.
2.75%, 02/10/25 (b)	400,000	386,836
0.75%, 02/24/26 (b)	250,000	226,380
1.70%, 06/10/27 (b)	300,000	269,076
Molson Coors Beverage Co.
3.00%, 07/15/26 (b)	400,000	374,956
Mondelez International, Inc.
1.50%, 05/04/25 (b)	100,000	93,568
2.63%, 03/17/27 (b)	200,000	183,904
4.13%, 05/07/28 (b)	100,000	96,847
Mylan, Inc.
4.55%, 04/15/28 (b)	150,000	141,255
Novartis Capital Corp.
1.75%, 02/14/25 (b)	200,000	190,376
3.00%, 11/20/25 (b)	300,000	286,974
2.00%, 02/14/27 (b)	200,000	182,658
3.10%, 05/17/27 (b)	200,000	189,168
PeaceHealth Obligated Group
1.38%, 11/15/25 (b)	100,000	91,255
PepsiCo, Inc.
2.25%, 03/19/25 (b)	250,000	239,325
2.75%, 04/30/25 (b)	150,000	144,305
3.50%, 07/17/25 (b)	125,000	121,550
4.55%, 02/13/26 (b)	100,000	99,482
2.85%, 02/24/26 (b)	150,000	142,904
2.38%, 10/06/26 (b)	200,000	187,404
2.63%, 03/19/27 (b)	100,000	93,255
3.00%, 10/15/27 (b)	300,000	282,054
3.60%, 02/18/28 (b)	100,000	95,877
PerkinElmer, Inc.
0.85%, 09/15/24 (b)	150,000	142,214
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25	425,000	420,903
4.45%, 05/19/26 (b)	500,000	492,030
4.45%, 05/19/28 (b)	700,000	686,875
Pfizer, Inc.
0.80%, 05/28/25 (b)	100,000	92,789
2.75%, 06/03/26	300,000	283,134
3.00%, 12/15/26	300,000	284,148
Philip Morris International, Inc.
3.25%, 11/10/24	200,000	194,806
1.50%, 05/01/25 (b)	100,000	93,936
3.38%, 08/11/25 (b)	200,000	193,008
5.00%, 11/17/25	200,000	198,894
4.88%, 02/13/26	225,000	222,892
2.75%, 02/25/26 (b)	200,000	188,740
0.88%, 05/01/26 (b)	150,000	134,378
5.13%, 11/17/27 (b)	300,000	299,523
4.88%, 02/15/28 (b)	300,000	296,022
Quest Diagnostics, Inc.
3.50%, 03/30/25 (b)	100,000	96,786
3.45%, 06/01/26 (b)	100,000	95,522
Reynolds American, Inc.
4.45%, 06/12/25 (b)	300,000	293,655
Royalty Pharma PLC
1.20%, 09/02/25 (b)	200,000	182,264
1.75%, 09/02/27 (b)	150,000	129,506
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (b)	500,000	469,590
SSM Health Care Corp.
4.89%, 06/01/28 (b)	100,000	99,105
See financial notes
Schwab Taxable Bond Funds | Annual Report107

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stryker Corp.
1.15%, 06/15/25 (b)	100,000	92,902
3.38%, 11/01/25 (b)	200,000	192,024
3.50%, 03/15/26 (b)	250,000	239,925
Sutter Health
1.32%, 08/15/25 (b)	100,000	91,675
Sysco Corp.
3.75%, 10/01/25 (b)	200,000	193,444
3.30%, 07/15/26 (b)	300,000	284,745
The Clorox Co.
3.10%, 10/01/27 (b)	100,000	92,539
3.90%, 05/15/28 (b)	100,000	94,997
The Coca-Cola Co.
3.38%, 03/25/27	250,000	239,502
1.45%, 06/01/27	300,000	267,897
1.50%, 03/05/28	100,000	87,703
1.00%, 03/15/28	150,000	128,534
The Estee Lauder Cos. Inc
4.38%, 05/15/28 (b)	125,000	122,058
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (b)	150,000	144,029
The Hershey Co.
0.90%, 06/01/25 (b)	100,000	92,878
2.30%, 08/15/26 (b)	150,000	140,433
The JM Smucker Co.
3.50%, 03/15/25	200,000	193,894
3.38%, 12/15/27 (b)	100,000	93,500
The Kroger Co.
3.50%, 02/01/26 (b)	100,000	95,531
2.65%, 10/15/26 (b)	200,000	185,096
The Procter & Gamble Co.
0.55%, 10/29/25	150,000	136,746
2.70%, 02/02/26	100,000	95,396
1.00%, 04/23/26	250,000	227,475
2.45%, 11/03/26	100,000	93,637
1.90%, 02/01/27	250,000	228,745
2.80%, 03/25/27	150,000	140,771
3.95%, 01/26/28	150,000	147,340
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 (b)	500,000	476,725
Tyson Foods, Inc.
4.00%, 03/01/26 (b)	150,000	145,032
3.55%, 06/02/27 (b)	300,000	282,105
Unilever Capital Corp.
3.10%, 07/30/25	200,000	193,002
2.00%, 07/28/26	150,000	138,786
2.90%, 05/05/27 (b)	200,000	186,814
3.50%, 03/22/28 (b)	150,000	142,644
Universal Health Services, Inc.
1.65%, 09/01/26 (b)	150,000	133,302
UPMC
1.80%, 04/15/26 (b)	150,000	136,508
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (b)	400,000	378,144
Viatris, Inc.
1.65%, 06/22/25 (b)	100,000	92,642
2.30%, 06/22/27 (b)	150,000	131,237
Whirlpool Corp.
3.70%, 05/01/25	100,000	97,011
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (b)	200,000	193,496
3.05%, 01/15/26 (b)	200,000	189,640
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Zoetis, Inc.
4.50%, 11/13/25 (b)	200,000	197,028
3.00%, 09/12/27 (b)	150,000	139,649
		47,799,782
Energy 1.5%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (b)	200,000	185,684
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (b)	150,000	135,749
Boardwalk Pipelines LP
4.95%, 12/15/24 (b)	100,000	98,637
4.45%, 07/15/27 (b)	150,000	143,066
BP Capital Markets America, Inc.
3.80%, 09/21/25 (b)	200,000	194,824
3.41%, 02/11/26 (b)	100,000	96,158
3.12%, 05/04/26 (b)	200,000	190,246
3.02%, 01/16/27 (b)	200,000	187,808
3.59%, 04/14/27 (b)	200,000	190,740
BP Capital Markets PLC
3.28%, 09/19/27 (b)	200,000	188,478
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (b)	100,000	97,258
2.05%, 07/15/25 (b)	150,000	140,630
3.85%, 06/01/27 (b)	250,000	236,722
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (b)	200,000	199,482
5.13%, 06/30/27 (b)	300,000	297,021
Chevron Corp.
1.55%, 05/11/25 (b)	500,000	470,545
3.33%, 11/17/25 (b)	100,000	96,766
2.95%, 05/16/26 (b)	300,000	285,999
2.00%, 05/11/27 (b)	200,000	181,392
Chevron USA, Inc.
3.90%, 11/15/24 (b)	100,000	98,326
0.69%, 08/12/25 (b)	125,000	115,035
3.85%, 01/15/28 (b)	150,000	145,000
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (b)	200,000	195,292
Continental Resources, Inc.
4.38%, 01/15/28 (b)	200,000	188,436
Coterra Energy, Inc.
3.90%, 05/15/27 (b)	125,000	118,920
DCP Midstream Operating LP
5.63%, 07/15/27 (b)	200,000	200,306
Devon Energy Corp.
5.25%, 09/15/24 (b)(e)	50,000	49,750
5.85%, 12/15/25 (b)	150,000	150,778
Diamondback Energy, Inc.
3.25%, 12/01/26 (b)	200,000	188,346
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (b)	100,000	96,281
3.60%, 12/15/24 (b)	67,000	65,162
Enable Midstream Partners LP
4.95%, 05/15/28 (b)	100,000	97,220
Enbridge Energy Partners LP
5.88%, 10/15/25 (b)	150,000	150,813
Enbridge, Inc.
2.50%, 01/15/25 (b)	100,000	95,814
1.60%, 10/04/26 (b)	150,000	134,600
4.25%, 12/01/26 (b)	200,000	193,150
See financial notes
108Schwab Taxable Bond Funds | Annual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energy Transfer LP
4.05%, 03/15/25 (b)	50,000	48,691
2.90%, 05/15/25 (b)	200,000	190,204
4.75%, 01/15/26 (b)	250,000	244,897
3.90%, 07/15/26 (b)	100,000	95,578
4.40%, 03/15/27 (b)	200,000	191,966
4.20%, 04/15/27 (b)	200,000	190,690
5.50%, 06/01/27 (b)	200,000	198,964
5.55%, 02/15/28 (b)	200,000	199,488
4.95%, 06/15/28 (b)	150,000	145,344
Enterprise Products Operating LLC
3.75%, 02/15/25 (b)	200,000	194,642
5.05%, 01/10/26	150,000	149,335
3.70%, 02/15/26 (b)	200,000	192,970
3.95%, 02/15/27 (b)	100,000	96,227
5.25%, 08/16/77 (b)(c)	200,000	176,482
5.38%, 02/15/78 (b)(c)	100,000	83,314
EOG Resources, Inc.
3.15%, 04/01/25 (b)	100,000	96,746
4.15%, 01/15/26 (b)	150,000	146,922
EQT Corp.
6.63%, 02/01/25 (b)(g)	100,000	99,916
3.90%, 10/01/27 (b)	200,000	187,172
5.70%, 04/01/28 (b)	100,000	99,749
Exxon Mobil Corp.
2.71%, 03/06/25 (b)	200,000	192,968
2.99%, 03/19/25 (b)	450,000	435,780
3.04%, 03/01/26 (b)	500,000	477,940
2.28%, 08/16/26 (b)	250,000	232,945
3.29%, 03/19/27 (b)	50,000	47,719
Halliburton Co.
3.80%, 11/15/25 (b)	100,000	97,490
Hess Corp.
4.30%, 04/01/27 (b)	200,000	192,544
HF Sinclair Corp.
2.63%, 10/01/23	200,000	199,434
5.88%, 04/01/26 (b)	150,000	150,775
Kinder Morgan, Inc.
4.30%, 06/01/25 (b)	300,000	293,388
1.75%, 11/15/26 (b)	150,000	134,342
4.30%, 03/01/28 (b)	250,000	238,407
Magellan Midstream Partners LP
5.00%, 03/01/26 (b)	200,000	197,710
Marathon Oil Corp.
4.40%, 07/15/27 (b)	200,000	190,862
Marathon Petroleum Corp.
3.63%, 09/15/24 (b)	100,000	97,839
4.70%, 05/01/25 (b)	250,000	245,757
5.13%, 12/15/26 (b)	200,000	199,136
MPLX LP
4.88%, 12/01/24 (b)	200,000	197,508
4.00%, 02/15/25 (b)	50,000	48,718
4.88%, 06/01/25 (b)	250,000	246,207
1.75%, 03/01/26 (b)	200,000	182,240
4.13%, 03/01/27 (b)	300,000	287,580
4.25%, 12/01/27 (b)	150,000	142,871
4.00%, 03/15/28 (b)	175,000	164,414
National Fuel Gas Co.
5.20%, 07/15/25 (b)	100,000	98,417
5.50%, 01/15/26 (b)	100,000	98,992
Occidental Petroleum Corp.
5.88%, 09/01/25 (b)	100,000	99,874
5.50%, 12/01/25 (b)	100,000	99,205
5.55%, 03/15/26 (b)	150,000	148,828
8.50%, 07/15/27 (b)	100,000	108,215
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ONEOK Partners LP
4.90%, 03/15/25 (b)	100,000	98,500
ONEOK, Inc.
2.75%, 09/01/24 (b)	100,000	97,010
5.85%, 01/15/26 (b)	275,000	276,578
4.55%, 07/15/28 (b)	100,000	95,394
Ovintiv, Inc.
5.38%, 01/01/26 (b)	100,000	99,346
5.65%, 05/15/28 (b)	150,000	149,133
Phillips 66
1.30%, 02/15/26 (b)	100,000	90,792
3.90%, 03/15/28 (b)	150,000	142,200
Phillips 66 Co.
2.45%, 12/15/24 (b)	100,000	96,062
3.55%, 10/01/26 (b)	150,000	142,064
3.75%, 03/01/28 (b)	50,000	47,131
Pioneer Natural Resources Co.
1.13%, 01/15/26 (b)	150,000	136,002
5.10%, 03/29/26	150,000	148,899
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (b)	100,000	97,408
4.65%, 10/15/25 (b)	100,000	97,544
4.50%, 12/15/26 (b)	200,000	193,518
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (b)	400,000	399,024
5.88%, 06/30/26 (b)	175,000	175,843
5.00%, 03/15/27 (b)	400,000	393,488
4.20%, 03/15/28 (b)	125,000	118,520
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (b)	150,000	138,773
Shell International Finance BV
2.00%, 11/07/24 (b)	300,000	288,507
3.25%, 05/11/25	500,000	484,275
2.88%, 05/10/26	300,000	284,610
Spectra Energy Partners LP
3.50%, 03/15/25 (b)	150,000	144,903
3.38%, 10/15/26 (b)	150,000	141,293
Targa Resources Corp.
5.20%, 07/01/27 (b)	200,000	198,108
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (b)	150,000	144,651
TC PipeLines LP
4.38%, 03/13/25 (b)	100,000	97,602
3.90%, 05/25/27 (b)	100,000	94,540
The Williams Cos., Inc.
3.90%, 01/15/25 (b)	200,000	195,120
4.00%, 09/15/25 (b)	200,000	193,716
3.75%, 06/15/27 (b)	250,000	235,565
TotalEnergies Capital International S.A.
2.43%, 01/10/25 (b)	150,000	144,298
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (b)	300,000	284,655
4.88%, 01/15/26 (b)	100,000	98,768
4.25%, 05/15/28 (b)	250,000	238,210
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (b)	250,000	261,402
4.00%, 03/15/28 (b)	75,000	70,872
Valero Energy Corp.
2.15%, 09/15/27 (b)	100,000	89,108
Valero Energy Partners LP
4.50%, 03/15/28 (b)	100,000	96,372
See financial notes
Schwab Taxable Bond Funds | Annual Report109

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Western Midstream Operating LP
3.10%, 02/01/25 (b)	150,000	143,780
4.50%, 03/01/28 (b)	75,000	70,728
		21,712,148
Industrial Other 0.0%
Cintas Corp. No. 2
3.70%, 04/01/27 (b)	200,000	191,974
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (b)	150,000	152,658
Yale University
0.87%, 04/15/25 (b)	150,000	140,236
		484,868
Technology 2.5%
Adobe, Inc.
1.90%, 02/01/25 (b)	100,000	95,617
3.25%, 02/01/25 (b)	100,000	97,379
2.15%, 02/01/27 (b)	200,000	183,726
Alphabet, Inc.
0.45%, 08/15/25 (b)	250,000	229,547
2.00%, 08/15/26 (b)	250,000	231,447
Analog Devices, Inc.
2.95%, 04/01/25 (b)	350,000	337,932
Apple Inc.
1.80%, 09/11/24 (b)	100,000	96,562
2.50%, 02/09/25	250,000	241,027
1.13%, 05/11/25 (b)	450,000	421,033
3.20%, 05/13/25	500,000	485,300
0.55%, 08/20/25 (b)	350,000	321,678
0.70%, 02/08/26 (b)	300,000	271,473
3.25%, 02/23/26 (b)	500,000	480,855
2.45%, 08/04/26 (b)	600,000	561,786
2.05%, 09/11/26 (b)	300,000	277,182
3.35%, 02/09/27 (b)	400,000	382,480
3.20%, 05/11/27 (b)	500,000	475,230
3.00%, 06/20/27 (b)	250,000	235,960
2.90%, 09/12/27 (b)	350,000	327,740
3.00%, 11/13/27 (b)	250,000	234,792
4.00%, 05/10/28 (b)	350,000	342,223
Applied Materials, Inc.
3.90%, 10/01/25 (b)	150,000	146,328
3.30%, 04/01/27 (b)	200,000	190,028
Arrow Electronics, Inc.
3.25%, 09/08/24 (b)	100,000	97,252
3.88%, 01/12/28 (b)	100,000	92,569
Autodesk, Inc.
3.50%, 06/15/27 (b)	100,000	94,494
Automatic Data Processing, Inc.
3.38%, 09/15/25 (b)	175,000	169,412
1.70%, 05/15/28 (b)	100,000	87,596
Avnet, Inc.
4.63%, 04/15/26 (b)	150,000	145,302
6.25%, 03/15/28 (b)	100,000	100,886
Baidu, Inc.
3.08%, 04/07/25 (b)	250,000	239,805
1.72%, 04/09/26 (b)	200,000	181,250
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (b)	100,000	96,552
3.88%, 01/15/27 (b)	675,000	641,398
3.50%, 01/15/28 (b)	200,000	184,490
Broadcom, Inc.
3.63%, 10/15/24 (b)	150,000	146,721
3.15%, 11/15/25 (b)	100,000	95,189
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (b)	100,000	94,673
Cadence Design Systems, Inc.
4.38%, 10/15/24 (b)	100,000	98,699
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (b)	100,000	99,448
2.67%, 12/01/26 (b)	250,000	227,595
CGI, Inc.
1.45%, 09/14/26 (b)	150,000	132,753
Cisco Systems, Inc.
2.95%, 02/28/26	100,000	95,969
2.50%, 09/20/26 (b)	400,000	374,496
Concentrix Corp.
6.65%, 08/02/26 (b)	100,000	100,025
6.60%, 08/02/28 (b)	200,000	195,936
Dell International LLC/EMC Corp.
5.85%, 07/15/25 (b)	150,000	150,277
6.02%, 06/15/26 (b)	600,000	606,474
4.90%, 10/01/26 (b)	300,000	294,663
6.10%, 07/15/27 (b)	100,000	102,425
5.25%, 02/01/28 (b)	200,000	199,616
DXC Technology Co.
1.80%, 09/15/26 (b)	150,000	131,871
Equifax, Inc.
2.60%, 12/01/24 (b)	100,000	96,124
2.60%, 12/15/25 (b)	100,000	93,528
5.10%, 12/15/27 (b)	150,000	148,124
5.10%, 06/01/28 (b)	100,000	97,952
Equinix, Inc.
2.63%, 11/18/24 (b)	100,000	96,396
1.25%, 07/15/25 (b)	150,000	138,392
1.00%, 09/15/25 (b)	150,000	136,863
1.45%, 05/15/26 (b)	200,000	179,760
2.90%, 11/18/26 (b)	150,000	138,845
2.00%, 05/15/28 (b)	100,000	85,526
FactSet Research Systems, Inc.
2.90%, 03/01/27 (b)	100,000	92,293
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (b)	350,000	315,325
1.65%, 03/01/28 (b)	100,000	85,809
Fiserv, Inc.
3.85%, 06/01/25 (b)	150,000	145,610
3.20%, 07/01/26 (b)	300,000	283,089
2.25%, 06/01/27 (b)	250,000	224,347
5.45%, 03/02/28 (b)	150,000	150,984
Flex Ltd.
4.75%, 06/15/25 (b)	150,000	147,108
3.75%, 02/01/26 (b)	100,000	95,562
Fortinet, Inc.
1.00%, 03/15/26 (b)	150,000	134,070
Genpact Luxembourg Sarl
1.75%, 04/10/26 (b)	150,000	135,861
Global Payments, Inc.
1.50%, 11/15/24 (b)	100,000	94,837
2.65%, 02/15/25 (b)	250,000	238,717
1.20%, 03/01/26 (b)	200,000	178,864
4.80%, 04/01/26 (b)	100,000	97,828
2.15%, 01/15/27 (b)	175,000	156,126
4.45%, 06/01/28 (b)	100,000	94,408
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (b)	500,000	493,530
1.75%, 04/01/26 (b)	150,000	136,889
5.25%, 07/01/28 (b)	100,000	99,205
See financial notes
110Schwab Taxable Bond Funds | Annual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HP, Inc.
2.20%, 06/17/25 (b)	200,000	188,538
1.45%, 06/17/26 (b)	150,000	135,305
3.00%, 06/17/27 (b)	175,000	160,981
4.75%, 01/15/28 (b)	100,000	97,444
Intel Corp.
3.40%, 03/25/25 (b)	300,000	291,312
3.70%, 07/29/25 (b)	200,000	194,358
4.88%, 02/10/26	275,000	273,666
2.60%, 05/19/26 (b)	250,000	235,737
3.75%, 03/25/27 (b)	250,000	240,067
3.75%, 08/05/27 (b)	250,000	239,160
4.88%, 02/10/28 (b)	350,000	348,078
1.60%, 08/12/28 (b)	150,000	128,945
International Business Machines Corp.
3.45%, 02/19/26	400,000	383,740
3.30%, 05/15/26	600,000	572,220
3.30%, 01/27/27	100,000	94,552
2.20%, 02/09/27 (b)	200,000	182,028
1.70%, 05/15/27 (b)	300,000	265,797
4.15%, 07/27/27 (b)	200,000	193,354
4.50%, 02/06/28 (b)	200,000	195,972
Intuit, Inc.
0.95%, 07/15/25 (b)	150,000	138,611
Jabil, Inc.
1.70%, 04/15/26 (b)	150,000	135,482
4.25%, 05/15/27 (b)	100,000	95,663
Juniper Networks, Inc.
1.20%, 12/10/25 (b)	100,000	90,576
Keysight Technologies, Inc.
4.55%, 10/30/24 (b)	100,000	98,447
4.60%, 04/06/27 (b)	150,000	146,730
KLA Corp.
4.65%, 11/01/24 (b)	150,000	148,702
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (b)	100,000	88,001
Lam Research Corp.
3.80%, 03/15/25 (b)	100,000	97,697
3.75%, 03/15/26 (b)	100,000	97,023
Leidos, Inc.
3.63%, 05/15/25 (b)	100,000	96,448
Marvell Technology, Inc.
1.65%, 04/15/26 (b)	100,000	90,824
2.45%, 04/15/28 (b)	150,000	131,883
Mastercard, Inc.
2.00%, 03/03/25 (b)	100,000	95,547
3.30%, 03/26/27 (b)	250,000	238,030
4.88%, 03/09/28 (b)	125,000	125,528
Microchip Technology, Inc.
4.25%, 09/01/25 (b)	200,000	194,582
Micron Technology, Inc.
4.98%, 02/06/26 (b)	100,000	98,590
4.19%, 02/15/27 (b)	200,000	190,608
5.38%, 04/15/28 (b)	100,000	98,387
Microsoft Corp.
2.70%, 02/12/25 (b)	200,000	193,452
3.13%, 11/03/25 (b)	600,000	579,162
2.40%, 08/08/26 (b)	700,000	656,467
3.30%, 02/06/27 (b)	500,000	480,640
Moody's Corp.
3.75%, 03/24/25 (b)	100,000	97,418
3.25%, 01/15/28 (b)	150,000	139,947
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Motorola Solutions, Inc.
4.00%, 09/01/24	100,000	98,061
4.60%, 02/23/28 (b)	150,000	145,454
NetApp, Inc.
1.88%, 06/22/25 (b)	150,000	140,564
2.38%, 06/22/27 (b)	125,000	113,279
Nokia Oyj
4.38%, 06/12/27	100,000	94,415
NVIDIA Corp.
3.20%, 09/16/26 (b)	100,000	95,528
1.55%, 06/15/28 (b)	350,000	304,202
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (b)	100,000	99,393
3.15%, 05/01/27 (b)	100,000	92,665
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (b)	100,000	95,239
3.88%, 06/18/26 (b)	150,000	143,897
4.40%, 06/01/27 (b)	50,000	48,133
Oracle Corp.
2.95%, 11/15/24 (b)	300,000	290,622
2.50%, 04/01/25 (b)	700,000	666,757
2.95%, 05/15/25 (b)	400,000	383,056
1.65%, 03/25/26 (b)	600,000	546,888
2.65%, 07/15/26 (b)	550,000	510,950
2.80%, 04/01/27 (b)	400,000	367,468
3.25%, 11/15/27 (b)	400,000	370,780
2.30%, 03/25/28 (b)	350,000	308,231
4.50%, 05/06/28 (b)	100,000	97,012
PayPal Holdings, Inc.
2.40%, 10/01/24 (b)	200,000	193,438
1.65%, 06/01/25 (b)	200,000	187,440
2.65%, 10/01/26 (b)	200,000	186,328
3.90%, 06/01/27 (b)(d)	150,000	145,187
Qorvo, Inc.
1.75%, 12/15/24 (b)(e)	150,000	141,225
QUALCOMM, Inc.
3.45%, 05/20/25 (b)	300,000	291,597
3.25%, 05/20/27 (b)	400,000	377,912
1.30%, 05/20/28 (b)	100,000	85,176
Roper Technologies, Inc.
2.35%, 09/15/24 (b)	100,000	96,630
1.00%, 09/15/25 (b)	250,000	228,972
3.80%, 12/15/26 (b)	150,000	143,232
1.40%, 09/15/27 (b)	100,000	86,641
S&P Global, Inc.
2.45%, 03/01/27 (b)	300,000	276,804
4.75%, 08/01/28 (b)	100,000	99,082
Salesforce, Inc.
3.70%, 04/11/28 (b)	150,000	143,768
1.50%, 07/15/28 (b)	200,000	172,184
Skyworks Solutions, Inc.
1.80%, 06/01/26 (b)	150,000	134,793
TD SYNNEX Corp.
1.75%, 08/09/26 (b)	200,000	176,414
Texas Instruments, Inc.
1.38%, 03/12/25 (b)	225,000	212,393
1.13%, 09/15/26 (b)	150,000	134,643
2.90%, 11/03/27 (b)	100,000	93,098
The Western Union Co.
2.85%, 01/10/25 (b)	100,000	95,845
1.35%, 03/15/26 (b)	150,000	134,294
Trimble, Inc.
4.90%, 06/15/28 (b)	150,000	145,871
See financial notes
Schwab Taxable Bond Funds | Annual Report111

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TSMC Arizona Corp.
1.75%, 10/25/26 (b)	350,000	315,059
3.88%, 04/22/27 (b)	200,000	192,440
Tyco Electronics Group S.A.
4.50%, 02/13/26	100,000	98,397
3.13%, 08/15/27 (b)	100,000	93,370
VeriSign, Inc.
5.25%, 04/01/25 (b)	150,000	148,915
Verisk Analytics, Inc.
4.00%, 06/15/25 (b)	200,000	194,618
Visa, Inc.
3.15%, 12/14/25 (b)	750,000	719,580
1.90%, 04/15/27 (b)	200,000	181,386
2.75%, 09/15/27 (b)	150,000	139,250
VMware, Inc.
4.50%, 05/15/25 (b)	150,000	146,948
1.40%, 08/15/26 (b)	200,000	177,386
4.65%, 05/15/27 (b)	100,000	97,233
3.90%, 08/21/27 (b)	250,000	235,555
1.80%, 08/15/28 (b)	100,000	83,867
Western Digital Corp.
4.75%, 02/15/26 (b)	400,000	381,860
Workday, Inc.
3.50%, 04/01/27 (b)	250,000	236,250
		38,060,507
Transportation 0.4%
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	66,689	61,879
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	104,550	94,697
American Airlines Pass-Through Trust
3.70%, 04/01/28	110,337	101,068
BNSF Funding Trust I
6.61%, 12/15/55 (b)(c)	100,000	98,010
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (b)	100,000	97,952
3.00%, 04/01/25 (b)	150,000	144,928
7.00%, 12/15/25	100,000	103,917
Canadian National Railway Co.
2.95%, 11/21/24 (b)	100,000	96,979
2.75%, 03/01/26 (b)	150,000	141,840
Canadian Pacific Railway Co.
1.35%, 12/02/24 (b)	200,000	189,570
2.90%, 02/01/25 (b)	200,000	192,642
1.75%, 12/02/26 (b)	200,000	179,744
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (b)	100,000	95,230
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 04/29/26 (b)	52,709	51,527
CSX Corp.
3.35%, 11/01/25 (b)	100,000	96,170
3.25%, 06/01/27 (b)	250,000	235,382
3.80%, 03/01/28 (b)	150,000	142,869
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	82,062	72,507
FedEx Corp.
3.25%, 04/01/26 (b)	150,000	143,373
GXO Logistics, Inc.
1.65%, 07/15/26 (b)	100,000	88,609
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (b)	200,000	193,786
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kirby Corp.
4.20%, 03/01/28 (b)	100,000	94,091
Norfolk Southern Corp.
3.65%, 08/01/25 (b)	125,000	120,959
2.90%, 06/15/26 (b)	150,000	141,439
3.80%, 08/01/28 (b)	100,000	94,644
Ryder System, Inc.
4.63%, 06/01/25 (b)	200,000	196,204
3.35%, 09/01/25 (b)	75,000	71,777
1.75%, 09/01/26 (b)	100,000	90,136
2.85%, 03/01/27 (b)	200,000	184,104
5.25%, 06/01/28 (b)	100,000	98,810
Southwest Airlines Co.
5.25%, 05/04/25 (b)	300,000	298,017
5.13%, 06/15/27 (b)	350,000	346,052
Union Pacific Corp.
3.25%, 01/15/25 (b)	100,000	97,278
2.75%, 03/01/26 (b)	200,000	189,212
2.15%, 02/05/27 (b)	200,000	182,848
3.00%, 04/15/27 (b)	100,000	93,611
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 02/15/27 (b)	55,325	53,197
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27 (b)	84,271	80,174
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	87,088	81,858
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29 (b)	341,417	340,051
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	129,300	125,686
United Parcel Service, Inc.
2.20%, 09/01/24 (b)	100,000	96,902
2.80%, 11/15/24 (b)	75,000	72,807
3.90%, 04/01/25 (b)	200,000	196,080
3.05%, 11/15/27 (b)	150,000	140,642
		6,109,258
		195,436,115

Utility 1.6%
Electric 1.4%
AEP Texas, Inc.
3.95%, 06/01/28 (b)	100,000	94,007
AEP Transmission Co. LLC
3.10%, 12/01/26 (b)	150,000	141,320
Alabama Power Co.
3.75%, 09/01/27 (b)	150,000	143,250
Ameren Corp.
2.50%, 09/15/24 (b)	100,000	96,560
3.65%, 02/15/26 (b)	250,000	239,362
Ameren Illinois Co.
3.80%, 05/15/28 (b)	100,000	95,349
American Electric Power Co., Inc.
1.00%, 11/01/25 (b)	250,000	227,200
3.88%, 02/15/62 (b)(c)	150,000	121,439
Avangrid, Inc.
3.15%, 12/01/24 (b)	250,000	241,400
3.20%, 04/15/25 (b)	100,000	95,777
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (b)	150,000	138,980
See financial notes
112Schwab Taxable Bond Funds | Annual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (b)	100,000	97,263
4.05%, 04/15/25 (b)	250,000	244,690
3.25%, 04/15/28 (b)	100,000	92,122
Black Hills Corp.
3.15%, 01/15/27 (b)	100,000	92,922
5.95%, 03/15/28 (b)	75,000	76,187
CenterPoint Energy, Inc.
2.50%, 09/01/24 (b)	100,000	96,619
1.45%, 06/01/26 (b)	150,000	134,751
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (b)	150,000	141,032
CMS Energy Corp.
3.00%, 05/15/26 (b)	100,000	94,010
Commonwealth Edison Co.
2.55%, 06/15/26 (b)	150,000	140,268
3.70%, 08/15/28 (b)	150,000	141,650
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (b)	100,000	94,802
Constellation Energy Generation LLC
3.25%, 06/01/25 (b)	250,000	239,397
5.60%, 03/01/28 (b)	125,000	125,834
Consumers Energy Co.
4.65%, 03/01/28 (b)	75,000	74,349
Dominion Energy, Inc.
3.30%, 03/15/25 (b)	100,000	96,599
3.90%, 10/01/25 (b)	150,000	145,085
1.45%, 04/15/26 (b)	100,000	90,244
5.75%, 10/01/54 (b)(c)	122,000	117,693
DTE Electric Co.
1.90%, 04/01/28 (b)	100,000	87,811
DTE Energy Co.
2.53%, 10/01/24	100,000	96,549
4.22%, 11/01/24 (h)	250,000	245,245
1.05%, 06/01/25 (b)	200,000	184,442
2.85%, 10/01/26 (b)	150,000	138,860
4.88%, 06/01/28 (b)	150,000	146,826
Duke Energy Carolinas LLC
2.95%, 12/01/26 (b)	200,000	188,734
Duke Energy Corp.
0.90%, 09/15/25 (b)	150,000	136,977
2.65%, 09/01/26 (b)	200,000	185,116
5.00%, 12/08/27 (b)	150,000	149,028
4.30%, 03/15/28 (b)	150,000	144,495
3.25%, 01/15/82 (b)(c)	100,000	74,089
Duke Energy Florida LLC
3.20%, 01/15/27 (b)	200,000	189,174
Duke Energy Progress LLC
3.25%, 08/15/25 (b)	100,000	96,523
Edison International
3.55%, 11/15/24 (b)	100,000	97,168
4.95%, 04/15/25 (b)	150,000	147,822
5.75%, 06/15/27 (b)	150,000	150,412
Emera US Finance LP
3.55%, 06/15/26 (b)	200,000	189,208
Enel Americas S.A.
4.00%, 10/25/26 (b)	150,000	142,005
Entergy Arkansas LLC
3.50%, 04/01/26 (b)	200,000	191,798
Entergy Corp.
0.90%, 09/15/25 (b)	150,000	136,332
2.95%, 09/01/26 (b)	200,000	185,894
1.90%, 06/15/28 (b)	100,000	85,720
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Louisiana LLC
0.95%, 10/01/24 (b)	200,000	189,942
5.40%, 11/01/24	100,000	99,815
3.25%, 04/01/28 (b)	100,000	91,846
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (b)	150,000	139,836
Evergy, Inc.
2.45%, 09/15/24 (b)	150,000	144,786
Eversource Energy
0.80%, 08/15/25 (b)	100,000	91,349
2.90%, 03/01/27 (b)	200,000	184,260
4.60%, 07/01/27 (b)	100,000	97,370
3.30%, 01/15/28 (b)	150,000	138,150
5.45%, 03/01/28 (b)	225,000	225,873
Exelon Corp.
3.95%, 06/15/25 (b)	100,000	97,084
3.40%, 04/15/26 (b)	200,000	190,244
2.75%, 03/15/27 (b)	150,000	137,802
Florida Power & Light Co.
2.85%, 04/01/25 (b)	250,000	240,552
3.13%, 12/01/25 (b)	200,000	191,684
5.05%, 04/01/28 (b)	150,000	150,856
4.40%, 05/15/28 (b)	100,000	97,879
Fortis, Inc.
3.06%, 10/04/26 (b)	200,000	185,710
Georgia Power Co.
3.25%, 03/30/27 (b)	150,000	139,947
Indiana Michigan Power Co.
3.85%, 05/15/28 (b)	100,000	95,043
Interstate Power & Light Co.
3.25%, 12/01/24 (b)	100,000	97,162
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (b)	50,000	48,687
ITC Holdings Corp.
3.35%, 11/15/27 (b)	150,000	139,425
MidAmerican Energy Co.
3.50%, 10/15/24 (b)	100,000	97,786
National Grid PLC
5.60%, 06/12/28 (b)	150,000	150,423
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (b)	100,000	96,605
1.88%, 02/07/25	150,000	142,644
3.25%, 11/01/25 (b)	200,000	191,638
1.00%, 06/15/26 (b)	200,000	178,804
3.40%, 02/07/28 (b)	125,000	116,635
4.80%, 03/15/28 (b)	100,000	98,983
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25	250,000	251,107
4.45%, 06/20/25	250,000	244,897
5.75%, 09/01/25	350,000	351,078
1.88%, 01/15/27 (b)	250,000	223,580
3.55%, 05/01/27 (b)	350,000	330,043
4.63%, 07/15/27 (b)	250,000	243,872
4.90%, 02/28/28 (b)	200,000	196,850
1.90%, 06/15/28 (b)	400,000	343,876
4.80%, 12/01/77 (b)(c)	100,000	88,741
3.80%, 03/15/82 (b)(c)	100,000	84,768
NSTAR Electric Co.
3.20%, 05/15/27 (b)	200,000	187,480
Oncor Electric Delivery Co., LLC
2.95%, 04/01/25 (b)	100,000	96,089
0.55%, 10/01/25 (b)	100,000	91,068
See financial notes
Schwab Taxable Bond Funds | Annual Report113

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pacific Gas & Electric Co.
3.50%, 06/15/25 (b)	150,000	142,926
3.45%, 07/01/25	200,000	190,218
3.15%, 01/01/26	300,000	279,480
2.95%, 03/01/26 (b)	200,000	184,700
5.45%, 06/15/27 (b)	300,000	293,163
2.10%, 08/01/27 (b)	100,000	86,226
3.30%, 12/01/27 (b)	150,000	133,785
3.00%, 06/15/28 (b)	100,000	87,017
3.75%, 07/01/28	100,000	90,036
Pinnacle West Capital Corp.
1.30%, 06/15/25 (b)	125,000	115,591
PPL Capital Funding, Inc.
3.10%, 05/15/26 (b)	200,000	188,996
Public Service Electric & Gas Co.
0.95%, 03/15/26 (b)	100,000	90,822
2.25%, 09/15/26 (b)	200,000	184,474
Public Service Enterprise Group, Inc.
0.80%, 08/15/25 (b)	250,000	228,302
Puget Energy, Inc.
3.65%, 05/15/25 (b)	100,000	96,012
2.38%, 06/15/28 (b)	100,000	86,387
San Diego Gas & Electric Co.
2.50%, 05/15/26 (b)	150,000	139,745
Southern California Edison Co.
3.70%, 08/01/25 (b)	250,000	241,712
1.20%, 02/01/26 (b)	100,000	90,928
4.70%, 06/01/27 (b)	150,000	147,607
5.85%, 11/01/27 (b)	150,000	153,684
5.30%, 03/01/28 (b)	125,000	125,618
Southern Power Co.
4.15%, 12/01/25 (b)	100,000	97,388
0.90%, 01/15/26 (b)	100,000	90,329
Southwestern Electric Power Co.
1.65%, 03/15/26 (b)	150,000	136,650
2.75%, 10/01/26 (b)	100,000	92,424
System Energy Resources, Inc.
6.00%, 04/15/28 (b)	100,000	98,331
The AES Corp.
1.38%, 01/15/26 (b)	150,000	135,009
5.45%, 06/01/28 (b)	150,000	147,276
The Connecticut Light & Power Co.
3.20%, 03/15/27 (b)	100,000	94,142
The Southern Co.
3.25%, 07/01/26 (b)	500,000	473,200
5.11%, 08/01/27	100,000	99,452
4.00%, 01/15/51 (b)(c)	250,000	232,665
3.75%, 09/15/51 (b)(c)	250,000	215,937
Tucson Electric Power Co.
3.05%, 03/15/25 (b)	100,000	96,443
Virginia Electric & Power Co.
3.10%, 05/15/25 (b)	100,000	96,026
3.15%, 01/15/26 (b)	150,000	142,856
2.95%, 11/15/26 (b)	150,000	140,034
3.50%, 03/15/27 (b)	100,000	94,547
3.75%, 05/15/27 (b)	150,000	143,282
3.80%, 04/01/28 (b)	100,000	94,757
WEC Energy Group, Inc.
4.75%, 01/09/26 (b)	150,000	148,051
5.15%, 10/01/27 (b)	150,000	149,649
1.38%, 10/15/27 (b)	150,000	129,188
4.75%, 01/15/28 (b)	100,000	98,011
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Xcel Energy, Inc.
3.35%, 12/01/26 (b)	150,000	140,669
1.75%, 03/15/27 (b)	100,000	88,708
4.00%, 06/15/28 (b)	100,000	94,824
		21,329,935
Natural Gas 0.2%
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (b)	200,000	199,750
NiSource, Inc.
0.95%, 08/15/25 (b)	200,000	183,380
3.49%, 05/15/27 (b)	225,000	211,318
5.25%, 03/30/28 (b)	150,000	149,487
Sempra
3.30%, 04/01/25 (b)	100,000	96,399
3.25%, 06/15/27 (b)	200,000	184,954
3.40%, 02/01/28 (b)	150,000	138,877
4.13%, 04/01/52 (b)(c)	200,000	162,296
Southern California Gas Co.
3.15%, 09/15/24 (b)	125,000	121,969
2.60%, 06/15/26 (b)	150,000	140,212
2.95%, 04/15/27 (b)	100,000	92,982
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (b)	100,000	94,480
Southwest Gas Corp.
5.45%, 03/23/28 (b)	100,000	99,772
3.70%, 04/01/28 (b)	50,000	46,545
		1,922,421
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (b)	150,000	145,361
2.95%, 09/01/27 (b)	100,000	92,292
		237,653
		23,490,009
Total Corporates (Cost $428,102,169)		403,937,956

TREASURIES 64.3% OF NET ASSETS
Bonds
7.50%, 11/15/24	600,000	616,418
7.63%, 02/15/25	800,000	828,219
6.88%, 08/15/25	1,000,000	1,037,109
6.00%, 02/15/26	1,500,000	1,544,590
6.75%, 08/15/26	1,000,000	1,060,117
6.50%, 11/15/26	1,000,000	1,059,063
6.63%, 02/15/27	700,000	748,043
6.38%, 08/15/27	1,000,000	1,071,016
6.13%, 11/15/27	1,600,000	1,708,500
5.50%, 08/15/28	1,000,000	1,053,086
Notes
1.50%, 09/30/24	2,600,000	2,496,508
0.63%, 10/15/24	10,000,000	9,496,289
1.50%, 10/31/24	5,850,000	5,603,203
2.25%, 10/31/24	4,600,000	4,443,492
4.38%, 10/31/24	9,800,000	9,698,555
0.75%, 11/15/24	9,200,000	8,720,594
2.25%, 11/15/24	11,000,000	10,614,570
1.50%, 11/30/24	13,850,000	13,228,103
2.13%, 11/30/24	4,100,000	3,946,891
4.50%, 11/30/24	7,500,000	7,432,324
1.00%, 12/15/24	7,500,000	7,109,912
1.75%, 12/31/24	5,000,000	4,780,176
See financial notes
114Schwab Taxable Bond Funds | Annual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 12/31/24	5,000,000	4,812,305
4.25%, 12/31/24	8,500,000	8,396,074
1.13%, 01/15/25	10,450,000	9,896,068
1.38%, 01/31/25	5,250,000	4,982,578
2.50%, 01/31/25	4,600,000	4,434,867
4.13%, 01/31/25	8,000,000	7,888,125
1.50%, 02/15/25	9,000,000	8,545,078
2.00%, 02/15/25	10,000,000	9,566,406
1.13%, 02/28/25	6,000,000	5,659,805
2.75%, 02/28/25	4,600,000	4,445,289
4.63%, 02/28/25	7,500,000	7,448,291
1.75%, 03/15/25	8,300,000	7,895,051
0.50%, 03/31/25	7,000,000	6,520,801
2.63%, 03/31/25	3,700,000	3,563,996
3.88%, 03/31/25	7,500,000	7,364,649
2.63%, 04/15/25	8,000,000	7,701,875
0.38%, 04/30/25	4,900,000	4,541,018
2.88%, 04/30/25	4,200,000	4,057,348
3.88%, 04/30/25	9,000,000	8,836,524
2.13%, 05/15/25	7,600,000	7,246,570
2.75%, 05/15/25	7,500,000	7,227,539
0.25%, 05/31/25	7,050,000	6,497,566
2.88%, 05/31/25	6,400,000	6,176,000
4.25%, 05/31/25	8,500,000	8,396,074
2.88%, 06/15/25	7,150,000	6,897,516
0.25%, 06/30/25	8,000,000	7,352,656
2.75%, 06/30/25	3,900,000	3,752,455
4.63%, 06/30/25	7,500,000	7,458,691
3.00%, 07/15/25	6,000,000	5,795,508
0.25%, 07/31/25	7,500,000	6,870,410
2.88%, 07/31/25	3,605,000	3,472,699
4.75%, 07/31/25	8,000,000	7,978,594
2.00%, 08/15/25	8,500,000	8,048,106
3.13%, 08/15/25	7,000,000	6,772,773
0.25%, 08/31/25	10,600,000	9,678,711
2.75%, 08/31/25	3,750,000	3,600,293
5.00%, 08/31/25	8,000,000	8,022,656
3.50%, 09/15/25	4,000,000	3,896,094
0.25%, 09/30/25	8,300,000	7,562,727
3.00%, 09/30/25	2,400,000	2,313,938
4.25%, 10/15/25	3,400,000	3,362,281
0.25%, 10/31/25	10,000,000	9,079,688
3.00%, 10/31/25	3,100,000	2,986,777
2.25%, 11/15/25	7,500,000	7,106,543
4.50%, 11/15/25	7,450,000	7,404,893
0.38%, 11/30/25	10,000,000	9,078,125
2.88%, 11/30/25	3,800,000	3,649,336
4.00%, 12/15/25	5,600,000	5,510,094
0.38%, 12/31/25	9,550,000	8,653,941
2.63%, 12/31/25	3,500,000	3,339,355
3.88%, 01/15/26	5,800,000	5,691,023
0.38%, 01/31/26	5,700,000	5,144,918
2.63%, 01/31/26	2,973,000	2,833,641
1.63%, 02/15/26	7,200,000	6,694,313
4.00%, 02/15/26	4,700,000	4,626,195
0.50%, 02/28/26	8,300,000	7,495,938
2.50%, 02/28/26	1,800,000	1,709,367
4.63%, 03/15/26	4,500,000	4,497,012
0.75%, 03/31/26	6,550,000	5,945,404
2.25%, 03/31/26	2,700,000	2,546,332
3.75%, 04/15/26	4,800,000	4,696,500
0.75%, 04/30/26	8,700,000	7,869,082
2.38%, 04/30/26	2,200,000	2,078,227
1.63%, 05/15/26	8,500,000	7,863,164
3.63%, 05/15/26	3,700,000	3,608,801
0.75%, 05/31/26	8,100,000	7,306,137
2.13%, 05/31/26	2,700,000	2,530,406
4.13%, 06/15/26	7,400,000	7,315,016
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.88%, 06/30/26	1,400,000	1,265,742
1.88%, 06/30/26	3,350,000	3,115,893
4.50%, 07/15/26	3,000,000	2,995,078
0.63%, 07/31/26	9,000,000	8,049,727
1.88%, 07/31/26	2,350,000	2,180,818
1.50%, 08/15/26	10,000,000	9,168,359
4.38%, 08/15/26	7,000,000	6,968,008
0.75%, 08/31/26	5,000,000	4,477,539
1.38%, 08/31/26	3,700,000	3,376,539
0.88%, 09/30/26	10,000,000	8,974,609
1.63%, 09/30/26	2,900,000	2,663,695
1.13%, 10/31/26	8,000,000	7,213,125
1.63%, 10/31/26	4,500,000	4,122,070
2.00%, 11/15/26	8,700,000	8,057,355
1.25%, 11/30/26	9,800,000	8,852,156
1.63%, 11/30/26	4,300,000	3,932,820
1.25%, 12/31/26	10,100,000	9,110,516
1.75%, 12/31/26	4,500,000	4,126,816
1.50%, 01/31/27	13,600,000	12,338,281
2.25%, 02/15/27	8,600,000	7,998,000
1.13%, 02/28/27	2,900,000	2,593,348
1.88%, 02/28/27	9,600,000	8,808,750
0.63%, 03/31/27	4,300,000	3,764,180
2.50%, 03/31/27	9,000,000	8,433,984
0.50%, 04/30/27	5,850,000	5,082,645
2.75%, 04/30/27	9,400,000	8,873,820
2.38%, 05/15/27	10,000,000	9,308,203
0.50%, 05/31/27	6,000,000	5,198,203
2.63%, 05/31/27	9,000,000	8,449,102
0.50%, 06/30/27	6,400,000	5,531,000
3.25%, 06/30/27	8,700,000	8,353,699
0.38%, 07/31/27	8,000,000	6,858,125
2.75%, 07/31/27	8,000,000	7,531,875
2.25%, 08/15/27	7,800,000	7,202,813
0.50%, 08/31/27	6,500,000	5,586,191
3.13%, 08/31/27	6,100,000	5,821,688
0.38%, 09/30/27	8,200,000	6,989,859
4.13%, 09/30/27	8,100,000	8,025,961
0.50%, 10/31/27	8,200,000	7,007,797
4.13%, 10/31/27	7,700,000	7,629,617
2.25%, 11/15/27	8,000,000	7,358,125
0.63%, 11/30/27	8,900,000	7,628,969
3.88%, 11/30/27	7,600,000	7,461,953
0.63%, 12/31/27	9,100,000	7,780,500
3.88%, 12/31/27	7,550,000	7,413,156
0.75%, 01/31/28	10,700,000	9,178,176
3.50%, 01/31/28	8,000,000	7,738,125
2.75%, 02/15/28	10,000,000	9,369,531
1.13%, 02/29/28	10,800,000	9,403,172
4.00%, 02/29/28	7,750,000	7,655,850
1.25%, 03/31/28	9,350,000	8,172,119
3.63%, 03/31/28	7,150,000	6,951,141
1.25%, 04/30/28	10,400,000	9,071,156
3.50%, 04/30/28	7,000,000	6,768,398
2.88%, 05/15/28	11,300,000	10,623,324
1.25%, 05/31/28	10,500,000	9,141,973
3.63%, 05/31/28	7,800,000	7,587,328
1.25%, 06/30/28	10,000,000	8,689,453
4.00%, 06/30/28	7,800,000	7,707,984
1.00%, 07/31/28	10,500,000	8,988,164
4.13%, 07/31/28	7,300,000	7,258,367
2.88%, 08/15/28	10,000,000	9,376,953
1.13%, 08/31/28	10,500,000	9,025,899
4.38%, 08/31/28	10,000,000	10,061,328
Total Treasuries (Cost $983,286,142)		966,942,161

See financial notes
Schwab Taxable Bond Funds | Annual Report115

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GOVERNMENT RELATED 8.0% OF NET ASSETS

Agency 4.1%
Foreign 1.7%
Austria 0.1%
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	200,000	189,572
0.38%, 09/17/25	500,000	456,325
4.63%, 11/03/25	250,000	248,565
0.50%, 02/02/26	500,000	451,160
4.25%, 03/01/28	250,000	247,973
		1,593,595
Canada 0.1%
Export Development Canada
3.00%, 05/25/27	650,000	616,791
3.88%, 02/14/28	1,000,000	977,990
		1,594,781
Germany 0.7%
Kreditanstalt fuer Wiederaufbau
3.63%, 04/01/26 (a)	500,000	487,280
Kreditanstalt Fuer Wiederaufbau
0.50%, 09/20/24(a)	350,000	332,598
2.50%, 11/20/24(a)	1,000,000	966,960
1.25%, 01/31/25(a)	750,000	710,160
0.38%, 07/18/25(a)	1,500,000	1,378,425
0.63%, 01/22/26(a)	1,600,000	1,452,432
1.00%, 10/01/26(a)	1,000,000	898,730
3.00%, 05/20/27(a)	1,150,000	1,091,890
3.75%, 02/15/28(a)	500,000	486,625
2.88%, 04/03/28(a)	250,000	234,195
3.88%, 06/15/28(a)	1,000,000	977,650
Landwirtschaftliche Rentenbank
2.00%, 01/13/25(a)	250,000	239,330
0.50%, 05/27/25(a)	500,000	462,175
2.38%, 06/10/25(a)	450,000	429,449
0.88%, 03/30/26(a)	500,000	453,715
1.75%, 07/27/26(a)	400,000	368,644
2.50%, 11/15/27(a)	200,000	185,488
		11,155,746
Japan 0.3%
Japan Bank for International Cooperation
1.75%, 10/17/24	200,000	191,702
2.13%, 02/10/25	200,000	190,886
2.50%, 05/28/25	1,000,000	953,150
0.63%, 07/15/25	250,000	229,813
2.75%, 01/21/26	250,000	237,302
4.25%, 01/26/26	250,000	245,780
2.38%, 04/20/26	500,000	467,870
1.88%, 07/21/26	350,000	321,097
2.25%, 11/04/26	500,000	460,625
2.88%, 06/01/27	400,000	373,476
2.88%, 07/21/27	250,000	233,237
2.75%, 11/16/27	250,000	231,205
4.63%, 07/19/28	250,000	249,430
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	183,316
2.75%, 04/27/27	200,000	185,622
4.00%, 05/23/28	250,000	242,070
		4,996,581
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Norway 0.1%
Equinor A.S.A.
3.25%, 11/10/24	100,000	97,427
2.88%, 04/06/25(b)	300,000	289,491
1.75%, 01/22/26(b)	250,000	231,835
3.00%, 04/06/27(b)	600,000	562,014
		1,180,767
Republic of Korea 0.3%
Export-Import Bank of Korea
2.88%, 01/21/25	200,000	193,376
0.75%, 09/21/25	500,000	455,655
3.25%, 11/10/25	500,000	478,410
0.63%, 02/09/26	200,000	178,724
2.63%, 05/26/26	400,000	372,592
1.13%, 12/29/26	200,000	174,688
1.63%, 01/18/27	250,000	224,433
2.38%, 04/21/27	200,000	182,938
The Korea Development Bank
2.00%, 02/24/25	250,000	238,165
3.38%, 09/16/25	250,000	240,497
0.80%, 07/19/26	450,000	396,108
1.38%, 04/25/27	600,000	529,380
		3,664,966
Sweden 0.1%
Svensk Exportkredit AB
0.63%, 10/07/24	300,000	284,538
0.63%, 05/14/25	225,000	208,350
0.50%, 08/26/25	350,000	320,222
4.38%, 02/13/26	500,000	493,465
2.25%, 03/22/27	500,000	460,030
		1,766,605
		25,953,041
U.S. 2.4%
Fannie Mae
1.63%, 01/07/25	500,000	476,900
0.63%, 04/22/25	2,500,000	2,330,375
0.50%, 06/17/25	1,500,000	1,386,285
0.38%, 08/25/25	2,000,000	1,831,880
0.50%, 11/07/25	3,000,000	2,733,960
1.88%, 09/24/26	1,000,000	924,550
Federal Farm Credit Banks Funding Corp.
0.88%, 11/18/24	1,000,000	949,130
4.50%, 11/18/24	1,000,000	990,470
1.13%, 01/06/25	1,000,000	947,430
1.75%, 02/14/25	2,000,000	1,905,420
2.51%, 04/01/25	1,000,000	960,530
4.38%, 06/23/26	600,000	595,680
Federal Home Loan Bank
4.88%, 09/13/24	1,000,000	994,680
4.50%, 10/03/24	2,000,000	1,984,020
1.00%, 12/20/24	1,000,000	947,200
5.00%, 02/28/25	500,000	499,045
0.50%, 04/14/25	3,000,000	2,793,060
0.50%, 06/13/25	500,000	461,270
0.38%, 09/04/25	2,000,000	1,830,720
1.25%, 12/21/26	3,000,000	2,698,050
Federal National Mortgage Association
0.75%, 10/08/27	2,000,000	1,730,580
See financial notes
116Schwab Taxable Bond Funds | Annual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Freddie Mac
1.50%, 02/12/25	2,700,000	2,565,972
0.38%, 07/21/25	1,000,000	919,040
0.38%, 09/23/25	2,000,000	1,825,400
		35,281,647
		61,234,688

Local Authority 0.5%
Foreign 0.5%
Canada 0.5%
Province of Alberta
1.88%, 11/13/24	450,000	431,572
1.00%, 05/20/25	500,000	465,680
Province of British Columbia
1.75%, 09/27/24	150,000	144,222
2.25%, 06/02/26	300,000	280,767
0.90%, 07/20/26	450,000	404,321
Province of Manitoba
2.13%, 06/22/26	100,000	93,019
Province of Ontario
0.63%, 01/21/26	650,000	588,328
1.05%, 04/14/26	500,000	454,280
2.50%, 04/27/26	250,000	235,750
2.30%, 06/15/26	300,000	280,758
3.10%, 05/19/27	400,000	379,180
1.05%, 05/21/27	350,000	307,307
Province of Quebec
2.88%, 10/16/24	500,000	485,905
1.50%, 02/11/25	450,000	426,591
0.60%, 07/23/25	550,000	506,781
2.50%, 04/20/26	500,000	471,920
3.63%, 04/13/28	500,000	480,970
Province of Saskatchewan Canada
3.25%, 06/08/27	225,000	213,878
		6,651,229
U.S. 0.0%
State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	350,000	325,743
University of California
0.88%, 05/15/25 (b)	250,000	232,471
		558,214
		7,209,443

Sovereign 0.6%
Canada 0.1%
Canada Government International Bond
2.88%, 04/28/25(d)	600,000	579,534
0.75%, 05/19/26	675,000	608,917
3.75%, 04/26/28	1,100,000	1,072,225
		2,260,676
Chile 0.0%
Chile Government International Bond
3.13%, 01/21/26	250,000	239,393
2.75%, 01/31/27(b)	400,000	372,280
		611,673
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Indonesia 0.1%
Indonesia Government International Bond
4.15%, 09/20/27(b)	200,000	193,312
3.50%, 01/11/28	200,000	187,162
4.55%, 01/11/28(b)	200,000	196,064
4.10%, 04/24/28	200,000	191,906
		768,444
Italy 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	550,000	529,507
1.25%, 02/17/26	550,000	496,755
		1,026,262
Mexico 0.1%
Mexico Government International Bond
4.13%, 01/21/26	500,000	493,000
4.15%, 03/28/27	500,000	490,285
3.75%, 01/11/28	600,000	569,766
		1,553,051
Panama 0.1%
Panama Government International Bond
7.13%, 01/29/26	350,000	362,292
8.88%, 09/30/27	500,000	562,260
		924,552
Peru 0.0%
Peruvian Government International Bond
2.39%, 01/23/26 (b)	300,000	281,517
Philippines 0.1%
Philippine Government International Bond
10.63%, 03/16/25	400,000	432,548
5.50%, 03/30/26	300,000	304,179
3.23%, 03/29/27(d)	500,000	471,530
		1,208,257
Poland 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	700,000	670,957
Uruguay 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	300,000	299,400
		9,604,789

Supranational* 2.8%
African Development Bank
0.88%, 03/23/26	500,000	453,860
0.88%, 07/22/26	600,000	539,004
4.38%, 11/03/27	500,000	498,780
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (e)	500,000	448,035
Asian Development Bank
2.00%, 01/22/25	450,000	430,862
0.63%, 04/29/25	1,250,000	1,162,787
0.38%, 09/03/25	1,000,000	914,960
0.50%, 02/04/26	1,000,000	903,840
1.00%, 04/14/26	1,250,000	1,137,812
2.00%, 04/24/26	500,000	466,905
1.75%, 08/14/26	250,000	230,560
See financial notes
Schwab Taxable Bond Funds | Annual Report117

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 01/20/27	750,000	679,275
3.13%, 08/20/27	1,000,000	952,950
2.75%, 01/19/28	500,000	467,090
3.75%, 04/25/28	1,500,000	1,458,675
Corp. Andina de Fomento
1.25%, 10/26/24	250,000	237,558
1.63%, 09/23/25	200,000	184,972
2.25%, 02/08/27	100,000	90,168
Council of Europe Development Bank
1.38%, 02/27/25	150,000	141,926
0.88%, 09/22/26	250,000	223,523
Council Of Europe Development Bank
3.63%, 01/26/28	200,000	193,808
European Bank for Reconstruction & Development
0.50%, 05/19/25	600,000	555,576
0.50%, 11/25/25	300,000	272,916
0.50%, 01/28/26	600,000	542,670
4.38%, 03/09/28	500,000	499,265
European Investment Bank
2.50%, 10/15/24	200,000	193,870
1.88%, 02/10/25	950,000	907,193
1.63%, 03/14/25	800,000	759,304
0.63%, 07/25/25	750,000	692,377
0.38%, 12/15/25	750,000	679,350
0.38%, 03/26/26	1,250,000	1,122,037
1.38%, 03/15/27	750,000	674,025
2.38%, 05/24/27	500,000	464,360
3.25%, 11/15/27	1,050,000	1,004,293
3.88%, 03/15/28	750,000	734,287
Inter-American Development Bank
0.50%, 09/23/24	250,000	237,480
2.13%, 01/15/25	900,000	863,550
1.75%, 03/14/25	400,000	380,296
0.88%, 04/03/25	150,000	140,436
0.63%, 07/15/25	1,100,000	1,015,872
0.88%, 04/20/26	1,150,000	1,042,429
4.50%, 05/15/26	500,000	497,605
2.00%, 06/02/26	750,000	698,490
2.00%, 07/23/26	400,000	371,676
1.50%, 01/13/27	850,000	769,539
2.38%, 07/07/27	600,000	557,076
Inter-American Investment Corp.
2.63%, 04/22/25	250,000	239,838
International Bank for Reconstruction & Development
1.50%, 08/28/24	550,000	529,936
1.63%, 01/15/25	800,000	762,624
2.13%, 03/03/25	100,000	95,691
0.75%, 03/11/25	950,000	889,779
0.63%, 04/22/25	1,700,000	1,581,782
0.38%, 07/28/25	800,000	734,456
2.50%, 07/29/25	1,000,000	956,440
0.50%, 10/28/25	1,100,000	1,003,761
0.88%, 07/15/26	500,000	450,295
1.88%, 10/27/26	500,000	460,680
3.13%, 06/15/27	900,000	857,529
2.50%, 11/22/27	500,000	463,620
0.75%, 11/24/27	1,000,000	860,050
3.50%, 07/12/28	500,000	481,015
International Finance Corp.
1.38%, 10/16/24	450,000	430,677
0.38%, 07/16/25	450,000	413,838
2.13%, 04/07/26	250,000	234,530
0.75%, 10/08/26	600,000	534,216
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nordic Investment Bank
2.63%, 04/04/25	300,000	288,681
0.38%, 09/11/25	400,000	365,644
0.50%, 01/21/26	250,000	226,430
4.38%, 03/14/28	250,000	249,760
The Asian Infrastructure Investment Bank
0.50%, 10/30/24	650,000	614,140
0.50%, 05/28/25	500,000	461,635
0.50%, 01/27/26	850,000	765,918
4.00%, 01/18/28	350,000	341,996
		42,788,283
Total Government Related (Cost $128,390,732)		120,837,203

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (i)	9,483,749	9,483,749
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (i)(j)	1,589,330	1,589,330
		11,073,079
Total Short-Term Investments (Cost $11,073,079)		11,073,079
Total Investments in Securities (Cost $1,550,852,122)		1,502,790,399

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Guaranteed by the Republic of Germany.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(d)	All or a portion of this security is on loan. Securities on loan were valued at $1,542,160.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,561,736 or 0.2% of net assets.

(f)	Issuer is affiliated with the fund’s investment adviser.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(i)	The rate shown is the annualized 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
See financial notes
118Schwab Taxable Bond Funds | Annual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2023 (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 8/31/23	FACE AMOUNT AT 8/31/23	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
The Charles Schwab Corp.
3.55%, 02/01/24	$99,826	$—	($98,220 )	($4,660 )	$3,468	($414 )	$—	$—	$602
0.75%, 03/18/24	287,241	—	(286,364)	(14,408)	13,915	(384)	—	—	1,141
3.75%, 04/01/24	49,968	—	(49,133)	(1,960)	1,994	(869)	—	—	1,255
3.00%, 03/10/25	48,960	—	—	—	198	(1,171)	47,987	50,000	1,500
4.20%, 03/24/25	100,495	—	(48,952)	(2,138)	776	(1,295)	48,886	50,000	4,031
3.63%, 04/01/25	49,456	—	—	—	389	(1,374)	48,471	50,000	1,811
3.85%, 05/21/25	150,279	—	(48,954)	(4,422)	3,246	(3,192)	96,957	100,000	4,278
3.45%, 02/13/26	49,390	—	—	—	(655)	(1,169)	47,566	50,000	1,725
0.90%, 03/11/26	225,080	—	(44,252)	(5,429)	2,761	402	178,562	200,000	1,900
1.15%, 05/13/26	180,542	—	(44,205)	(5,869)	3,195	(58)	133,605	150,000	1,853
3.20%, 03/02/27	96,891	—	—	—	(4,634)	401	92,658	100,000	3,200
2.45%, 03/03/27	280,056	—	(90,918)	(5,201)	(6,545)	2,788	180,180	200,000	6,298
3.30%, 04/01/27	145,666	—	(47,277)	(2,331)	(3,000)	185	93,243	100,000	3,667
3.20%, 01/25/28	—	91,756	—	—	(1,179)	635	91,212	100,000	1,307
2.00%, 03/20/28	—	130,378	—	—	(1,346)	310	129,342	150,000	242
5.64%, 05/19/29	—	149,815	—	—	(28)	6	149,793	150,000	1,951
Total	$1,763,850	$371,949	($758,275 )	($46,418 )	$12,555	($5,199 )	$1,338,462		$36,761

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$403,937,956	$—	$403,937,956
Treasuries[1]	—	966,942,161	—	966,942,161
Government Related[1]	—	120,837,203	—	120,837,203
Short-Term Investments[1]	11,073,079	—	—	11,073,079
Total	$11,073,079	$1,491,717,320	$—	$1,502,790,399

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Taxable Bond Funds | Annual Report119

Schwab Short-Term Bond Index Fund
Statement of Assets and Liabilities

As of August 31, 2023
Assets
Investments in securities, at value - affiliated (cost $1,422,636)		$1,338,462
Investments in securities, at value - unaffiliated (cost $1,549,429,486) including securities on loan of $1,542,160		1,501,451,937
Cash		638,572
Receivables:
Investments sold		46,124,867
Interest		9,096,474
Fund shares sold		3,430,331
Income from securities on loan	+	1,284
Total assets		1,562,081,927

Liabilities
Collateral held for securities on loan		1,589,330
Payables:
Investments bought		52,577,984
Distributions to shareholders		1,806,746
Fund shares redeemed		1,209,358
Investment adviser fees	+	76,708
Total liabilities		57,260,126
Net assets		$1,504,821,801

Net Assets by Source
Capital received from investors		$1,666,325,586
Total distributable loss	+	(161,503,785)
Net assets		$1,504,821,801

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,504,821,801		160,095,608		$9.40

See financial notes
120Schwab Taxable Bond Funds | Annual Report

Schwab Short-Term Bond Index Fund
Statement of Operations

For the period September 1, 2022 through August 31, 2023
Investment Income
Interest received from securities - unaffiliated		$42,996,012
Dividends received from securities - unaffiliated		116,459
Interest received from securities - affiliated		31,562
Securities on loan, net	+	16,660
Total investment income		43,160,693

Expenses
Investment adviser fees		965,290
Proxy fees[1]	+	2,443
Total expenses	–	967,733
Net investment income		42,192,960

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(46,418)
Net realized losses on sales of securities - unaffiliated	+	(83,990,271)
Net realized losses		(84,036,689)
Net change in unrealized appreciation (depreciation) on securities - affiliated		12,555
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	55,984,145
Net change in unrealized appreciation (depreciation)	+	55,996,700
Net realized and unrealized losses		(28,039,989)
Increase in net assets resulting from operations		$14,152,971

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab Taxable Bond Funds | Annual Report121

Schwab Short-Term Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/22-8/31/23		9/1/21-8/31/22
Net investment income		$42,192,960	$22,430,002
Net realized losses		(84,036,689)	(27,845,068)
Net change in unrealized appreciation (depreciation)	+	55,996,700	(123,026,533)
Increase (decrease) in net assets resulting from operations		$14,152,971	($128,441,599 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($42,183,526 )	($29,083,571 )

TRANSACTIONS IN FUND SHARES
	9/1/22-8/31/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		58,399,769	$551,093,790	97,602,779	$965,900,940
Shares reinvested		2,583,041	24,375,593	1,835,806	18,212,156
Shares redeemed	+	(97,908,751)	(923,607,341)	(119,025,853)	(1,173,346,028)
Net transactions in fund shares		(36,925,941)	($348,137,958 )	(19,587,268)	($189,232,932 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-8/31/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		197,021,549	$1,880,990,314	216,608,817	$2,227,748,416
Total decrease	+	(36,925,941)	(376,168,513)	(19,587,268)	(346,758,102)
End of period		160,095,608	$1,504,821,801	197,021,549	$1,880,990,314
See financial notes
122Schwab Taxable Bond Funds | Annual Report

Schwab Taxable Bond Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab 1000 Index® Fund
Schwab Tax-Free Bond Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Mutual funds: Mutual funds are valued at their respective NAVs.
Schwab Taxable Bond Funds | Annual Report123

Schwab Taxable Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 – quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund`s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2023 are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Inflation-Protected Securities:  The Schwab Treasury Inflation Protected Securities Index Fund invests in U.S. Treasury inflation-protected securities (TIPS). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income in the fund’s Statement of Operations, even though investors do not receive their principal until maturity.
124Schwab Taxable Bond Funds | Annual Report

Schwab Taxable Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
TBA Commitments: The funds may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current fair value generally according to the procedures described above in the Security Valuation section. The funds’ use of TBA commitments may cause the funds to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS (Mortgage-Backed Securities) transactions, including TBAs, to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond Index Fund posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed in the Statement of Assets and Liabilities.
Delayed-Delivery and When-Issued Transactions: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2023, the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund had securities on loan, all of which were classified as corporate bonds. The value of the securities on loan and the related collateral as of August 31, 2023, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
Schwab Taxable Bond Funds | Annual Report125

Schwab Taxable Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income in the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory Agreement between the investment adviser and the Schwab Treasury Inflation Protected Securities Index Fund and an Investment Advisory Agreement between the investment adviser and the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, the investment adviser pays the operating expenses of the funds, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges are included in net realized gains (losses) on sales of securities on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds, except for the Schwab Treasury Inflation Protected Securities Index Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. All the funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
126Schwab Taxable Bond Funds | Annual Report

Schwab Taxable Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
The funds invest mainly in corporate bonds, mortgage-backed and asset-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, they follow the securities included in their respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of its index. Errors relating to an index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Sampling Index Tracking Risk. An index fund may not fully replicate its respective index and may hold securities not included in the respective index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach it may not track the return of the index as well as it would if a fund purchased all of the securities in the index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Portfolio Turnover Risk. (Schwab U.S. Aggregate Bond Index Fund only). The fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
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Financial Notes (continued)

3. Risk Factors (continued):
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, a fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause a fund to forgo future interest income on the portion of the security’s principal repaid early and force a fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause a fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt a fund’s performance.
Non-U.S. Issuer Risk. Certain funds may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities. A fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Derivatives Risk. Certain funds may invest in derivative instruments. The principal types of derivatives used by the funds are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk, liquidity risk and leverage risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in fair value during periods of rising interest rates. Certain of the mortgage-backed securities in which a fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause a fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through TBA transactions. A fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which a fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. A fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
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Financial Notes (continued)

3. Risk Factors (continued):
Leverage Risk. Certain fund transactions, such as derivatives transactions, TBA transactions and mortgage dollar rolls, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets as follows:
SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
0.05%	0.04%	0.06%
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of each fund in this report that are owned by other funds in the Fund Complex as of August 31, 2023, as applicable:
UNDERLYING FUNDS
	SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
Schwab Balanced Fund	— %	5.2%	— %
Schwab MarketTrack Balanced Portfolio	— %	4.3%	0.4%
Schwab MarketTrack Conservative Portfolio	— %	2.6%	0.1%
Schwab MarketTrack Growth Portfolio	— %	3.1%	— %
Schwab Monthly Income Fund - Flexible Payout	— %	0.2%	— %
Schwab Monthly Income Fund - Income Payout	— %	0.4%	— %
Schwab Monthly Income Fund - Target Payout	— %	0.1%	— %
Schwab Target 2010 Fund	0.1%	0.3%	0.2%
Schwab Target 2015 Fund	0.1%	0.3%	0.3%
Schwab Target 2020 Fund	0.8%	1.8%	1.7%
Schwab Target 2025 Fund	0.8%	2.0%	1.9%
Schwab Target 2030 Fund	0.5%	2.7%	2.5%
Schwab Target 2035 Fund	— %	1.1%	1.0%
Schwab Target 2040 Fund	— %	1.4%	1.3%
Schwab Target 2045 Fund	— %	0.2%	0.2%
Schwab Target 2050 Fund	— %	0.1%	0.1%
Schwab Target 2055 Fund	— %	0.1%	0.1%
Schwab Target 2060 Fund	— %	0.0%*	0.0%*
Schwab Target 2065 Fund	— %	0.0%*	0.0%*

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested trustees or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For more information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing on
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Financial Notes (continued)

6. Borrowing from Banks (continued):
September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2023, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$1,145,882,823	$—	$1,145,882,823
Schwab U.S. Aggregate Bond Index Fund	3,091,043,187	257,625,405	3,348,668,592
Schwab Short-Term Bond Index Fund	1,432,596,030	122,379,417	1,554,975,447
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$1,187,203,383	$—	$1,187,203,383
Schwab U.S. Aggregate Bond Index Fund	2,901,029,745	181,409,274	3,082,439,019
Schwab Short-Term Bond Index Fund	1,684,009,223	226,849,638	1,910,858,861
*
Includes securities guaranteed by U.S. Government Agencies.

8. Federal Income Taxes:
As of August 31, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Treasury Inflation Protected Securities Index Fund	$2,911,127,962	$0	($324,810,756 )	($324,810,756 )
Schwab U.S. Aggregate Bond Index Fund	5,157,233,132	1,774,307	(523,908,949)	(522,134,642)
Schwab Short-Term Bond Index Fund	1,554,490,765	362,346	(52,062,712)	(51,700,366)

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Financial Notes (continued)

8. Federal Income Taxes (continued):
As of August 31, 2023, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Treasury Inflation Protected Securities Index Fund	$40,849,340	($324,810,756 )	($130,787,250 )	($414,748,666 )
Schwab U.S. Aggregate Bond Index Fund	2,720,901	(522,134,642)	(260,369,779)	(779,783,520)
Schwab Short-Term Bond Index Fund	1,817,856	(51,700,366)	(109,814,529)	(159,697,039)
The components of distributable earnings on a tax basis may not match the Total distributable earnings line item on the Statement of Assets and Liabilities due to other temporary timing differences. The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these appreciation or depreciation differences, as applicable.
Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and sales on TIPS.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2023, the funds had capital loss carryforwards available as follows:

Schwab Treasury Inflation Protected Securities Index Fund	$130,787,250
Schwab U.S. Aggregate Bond Index Fund	260,369,779
Schwab Short-Term Bond Index Fund	109,814,529
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Treasury Inflation Protected Securities Index Fund	$143,952,912	$21,184,284	$155,458,497	$3,460,987
Schwab U.S. Aggregate Bond Index Fund	130,788,565	—	110,844,252	—
Schwab Short-Term Bond Index Fund	42,183,526	—	22,648,972	6,434,599
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences, which are mainly due to differing treatments of paydown gains and losses and TIPS, may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of August 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2023, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Shareholders of Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund, and Schwab Short-Term Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund, and Schwab Short-Term Bond Index Fund (the “Funds”), three of the funds constituting Schwab Investments, as of August 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year in the period ended August 31, 2019 were audited by other auditors, whose report, dated October 17, 2019, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 17, 2023
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Other Federal Tax Information (unaudited)

Under section 852(b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended August 31, 2023:
Schwab Treasury Inflation Protected Securities Index Fund	$21,184,284
Schwab U.S. Aggregate Bond Index Fund	—
Schwab Short-Term Bond Index Fund	—
For the fiscal year ended August 31, 2023, the funds designate the following percentage of dividend income as business interest income under section 163(j) of the internal Revenue code:

Schwab Treasury Inflation Protected Securities Index Fund	99.93%
Schwab U.S. Aggregate Bond Index Fund	95.49%
Schwab Short-Term Bond Index Fund	99.62%

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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Investments (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on April 27, 2023 and June 6, 2023, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2023 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s
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technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and each Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Schwab Short-Term Bond Index Fund had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to the Fund including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with the Fund’s investment objective and policies and that it had taken steps designed to help improve performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the
Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to other mutual funds and exchange-traded funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar mutual funds tracking fixed income indices. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to
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scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Schwab Taxable Bond Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
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Schwab Taxable Bond Funds

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Sept. 2023 – present),
Chief Investment Officer (June 2011 – present) and Vice President (June 2011 – Sept. 2023),
Schwab Funds, Laudus Trust and Schwab ETFs.

Jonathan de St. Paer
1973
President
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.;
President (Nov. 2018 – present), Chief Executive Officer (Apr. 2019 – Sept. 2023) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Chief Financial Officer (Mar. 2020 – present) and Vice President
(Oct. 2013 – Mar. 2023), Charles Schwab Investment Management, Inc.

140Schwab Taxable Bond Funds | Annual Report

Schwab Taxable Bond Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Apr. 2011 – present) and
Senior Vice President (Apr. 2011 – Mar. 2023) Charles Schwab Investment Management, Inc.;
Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus
Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Jan. 2020 – present) and
Senior Vice President (Jan. 2020 – Mar. 2023) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Managing Director (Mar. 2023 – present), Chief Legal Officer (Mar. 2022 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Taxable Bond Funds | Annual Report141

Schwab Taxable Bond Funds
Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Government/Credit 1–5 Year Index An index that is a broad-based benchmark measuring the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have a remaining maturity greater than or equal to one year and less than five years. The index excludes certain types of securities, including, bonds with equity type features (e.g., warrants, convertibles and preferreds), tax-exempt municipal securities, inflation-linked bonds, floating rate issues, strips, private placements, U.S. dollar-denominated 25 and 50 par retail bonds, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the
TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
commercial mortgage-backed securities Bond or other debt securities that represent ownership in a pool of commercial mortgage loans.
coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
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discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
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Schwab Taxable Bond Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13655-26
00289724

Annual Report | August 31, 2023
Schwab Municipal Bond Funds

Schwab Tax-Free Bond Fund
Schwab California Tax-Free Bond Fund
Schwab Opportunistic Municipal Bond Fund

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Three ways investors can include bond funds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab Municipal Bond Funds | Annual Report1

Schwab Municipal Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns for the 12 Months Ended August 31, 2023
Schwab Tax-Free Bond Fund (Ticker Symbol: SWNTX)	1.93%
Bloomberg Municipal 3-15 Year Blend Index	1.69%
Fund Category: Morningstar Muni National Intermediate*	1.53%
Performance Details	pages 6-8

Schwab California Tax-Free Bond Fund (Ticker Symbol: SWCAX)	1.65%
Bloomberg California Municipal 3-15 Year Blend Index	1.79%
S&P California AMT-Free Municipal Bond Index	2.03%
Fund Category: Morningstar Muni California Intermediate*	1.44%
Performance Details	pages 9-11

Schwab Opportunistic Municipal Bond Fund (Ticker Symbol: SWHYX)	2.14%
Bloomberg Municipal Bond Index	1.70%
Fund Category: Morningstar Muni National Long*	1.22%
Performance Details	pages 12-14
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2Schwab Municipal Bond Funds | Annual Report

Schwab Municipal Bond Funds
The Investment Environment

For the 12-month reporting period ended August 31, 2023, the ongoing war between Russia and Ukraine weighed on the global economy, but the U.S. economy continued to show unexpected resiliency. Inflation remained elevated—although down significantly from recent highs—and the U.S. Federal Reserve (Fed) continued to raise interest rates, driving yields on both taxable and municipal (muni) bonds up and resulting in negative returns for most U.S. fixed-income markets. (Bond yields and bond prices typically move in opposite directions.) For the reporting period, the Bloomberg Municipal 3-15 Year Blend Index returned 1.69% and the Bloomberg California Municipal 3-15 Year Blend Index returned 1.79%, while the Bloomberg Municipal Bond Index returned 1.70%. For comparison to taxable bonds, the Bloomberg US Aggregate Bond Index, representing the broad U.S. bond market, returned -1.19%.
Muni bond yields rose and credit conditions were strong. However, new issuance continued to be light and although demand was subdued by historical measures, there was a supply and demand imbalance over the reporting period. There were a few short-lived yet market-moving events over the reporting period. The failure of three U.S. regional banks in early March raised concerns about the stability of the banking sector. In addition, debt ceiling negotiations during the second quarter of 2023 created fear that the federal government could default on its obligations and on August 1, 2023, Fitch Ratings downgraded long-term U.S. debt from AAA to AA+ after indicating earlier in the year that a country refusing to pay its debts in a timely way was not entitled to a AAA rating. Throughout most of the reporting period, muni bond fund outflows continued, though the pace slowed over the period and inflows began to tick up toward the end of the period.
The U.S. economy continued to show unexpected resilience. U.S. gross domestic product (GDP) remained positive for the third and fourth quarters of 2022 and the first and second quarters of 2023. Inflation generally declined throughout the reporting period, though it remained above the Fed’s historical 2% target and rose slightly in July and August. Consumer spending remained strong as consumers continued to spend down the significant savings they accumulated during the COVID-19 pandemic. The unemployment rate remained low throughout the period despite inflationary pressures. However, unemployment unexpectedly jumped in August largely as a result of an increase in the labor force participation rate (the proportion of working-age Americans who have a job or are looking for one) which rose to its highest level since February 2020, just prior to the COVID-19 pandemic declaration.
In its efforts to lower inflation, the Fed raised interest rates seven times over the reporting period, with the federal funds rate ending in a range of 5.25% to 5.50%. However, the likelihood of further increases began to temper, as evidenced by the Fed’s pause on rate hikes at its June meeting before a 0.25% increase in July supported by consumer spending and a tight labor market. The Fed’s efforts to reduce the assets held on its balance sheet were effective over the reporting period, though its balance sheet spiked in early March when the Fed supported banks after the failure of three U.S. regional banks. Central banks outside the United States also battled with persistently high inflation. The European Central Bank raised its interest rates seven times during the reporting period, matching its previous high in 2000. The Bank of England raised its rate eight times during the reporting period, bringing borrowing costs to a 15-year high. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, despite inflationary pressures.

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
Schwab Municipal Bond Funds | Annual Report3

Schwab Municipal Bond Funds
California State Investment Environment

California’s financial position weakened as economic, market, and climate-related issues impacted state tax revenues in fiscal 2023. Nevertheless, the state has significant flexibility to manage its budget in the near-term given a build-up of reserves in fiscals 2021 and 2022.
California estimates it generated $206 billion of revenues in the fiscal year ending June 30, 2023, an amount roughly 12% lower than fiscal 2022 and 8% lower than the original fiscal 2023 budget that was approved in June 2022. Revenue underperformance was largely driven by a declining stock market, layoffs in the high-tech industry, and a delay in the state tax-filing deadline from April to October 2023 due to severe winter weather. California’s revenues are highly dependent on capital gains and income taxes paid by a very small portion of the population, and therefore tend to be more variable than many other states. Personal and corporate taxes, two of the state’s largest revenue sources, totaled $165 billion, a decrease of 9% from fiscal 2022. Estimated expenditures of $235 billion were approximately 6% higher than fiscal 2022 and in line with the original budget, resulting in a net deficit for the year of $29 billion. Nevertheless, the state estimates it ended fiscal 2023 in a strong position with total budgetary reserves of over $54 billion, or 23% of spending, aided by strong revenue performance in the prior two fiscal years.
The state enacted a $226 billion budget for fiscal 2024. Spending on core programs remains largely intact. The budget slightly increases spending for K-12 education, but trims spending for higher education by requiring state-funded universities to issue debt rather than use state grants to fund their capital needs. Health and human services receive the largest boost, driven by a one-time repayment of certain funds to the federal government, spending for services previously funded from federal COVID-19 relief aid, and the expansion of Medi-Cal to all undocumented individuals beginning January 2024. The budget trims or delays planned spending for most other expenditure categories. The budget anticipates the state will end the fiscal year with $38 billion in budgetary reserves, or 17% of spending.
The state’s economy continues to expand, although job growth has decelerated since the early stages of the pandemic recovery. California added nearly 345,000 jobs during the 12-month period ended July 2023, with the total number of jobs rising slightly above its pre-pandemic peak to 18.1 million. The state’s unemployment rate as of July 2023 was 4.6% compared to the national average of 3.5%. Counties in the more populated coastal areas, except for Los Angeles, reported lower unemployment rates than the statewide average, while counties in the Central Valley reported higher unemployment rates. The unemployment rate in Los Angeles County, the state’s most populous county, was 5.4%, up from 4.9% in July 2022.
California’s credit quality is strong. At the end of the reporting period, the state’s general obligation ratings were AA- by S&P Global Ratings, Aa2 by Moody’s Investors Service, and AA by Fitch Ratings. S&P Global Ratings has a positive outlook on its rating, Moody’s Investors Service has a negative outlook, and Fitch Ratings has a stable outlook.

Management views may have changed since the report date.
4Schwab Municipal Bond Funds | Annual Report

Schwab Municipal Bond Funds
Fund Management

Jason D. Diefenthaler, Head of Tax-Exempt Strategies for Schwab Asset Management, is responsible for developing, managing, and implementing Schwab Asset Management’s tax-exempt fixed income investment strategies, including separately managed accounts, actively managed mutual funds, and exchange-traded funds (ETFs). Previously, Mr. Diefenthaler led the portfolio management team for the Wasmer SchroederTM
Municipal Bond Strategies and was responsible for day-to-day co-management of several tax-free Schwab
Funds. Prior to that, he was the director of tax-exempt portfolio management at Wasmer Schroeder &
Company, LLC (Schwab Asset Management became the investment adviser for Wasmer Schroeder Strategies in 2020). He oversaw all tax-exempt strategies and the management of the Wasmer Schroeder High Yield
Municipal Fund, which subsequently reorganized into the Schwab Opportunistic Municipal Bond Fund. Mr.
Diefenthaler began his career with Wasmer Schroeder in 2000. He was a credit analyst before becoming a portfolio manager.

Kenneth Salinger, CFA, Head of Municipal Bond Funds for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Previously, Mr. Salinger served as Co-Head for the Schwab
Municipal Bond Funds. Prior to joining Schwab in 2008, he was a senior portfolio manager at Wells Capital
Management, on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of several national and state-specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

John Khodarahmi, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2015, Mr. Khodarahmi was a vice president and senior municipal trader at Eaton Vance Management for the firm’s tax-free bond funds. Previous to Eaton
Vance, he was a vice president and portfolio manager at both Banc of America Montgomery Securities and
Thomas Weisel Partners, managing corporate cash and high net worth portfolios. Prior to those roles, Mr.
Khodarahmi was a municipal trader and underwriter for Fleet Securities, Inc. (now part of Bank of America).

James Cortez, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds and has been a portfolio manager with Schwab Asset Management since 2019. Mr. Cortez joined the firm in 2006 as a director on Schwab Asset Management’s municipal research team, responsible for conducting credit research for municipal fixed income funds and money market funds with a focus on healthcare and higher education credits. Prior to joining Schwab, Mr. Cortez was an associate director in Standard & Poor’s healthcare group.

Schwab Municipal Bond Funds | Annual Report5

Schwab Tax-Free Bond Fund as of August 31, 2023

The Schwab Tax-Free Bond Fund (the fund) seeks high current income that is exempt from federal income tax, consistent with capital preservation. To pursue its goal, the fund primarily invests in investment-grade municipal securities (munis)—those in the four highest credit rating categories (rated AAA to BBB- or the unrated equivalent as determined by the investment adviser). The fund normally invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in munis the interest from which is exempt from federal income tax, including the federal alternative minimum tax. For more information on the fund’s investment objective and principal investment strategies, please see the fund’s prospectus.
Market Highlights. Although the ongoing war between Russia and Ukraine weighed on the global economy, the U.S. economy continued to show unexpected resiliency. Inflation remained elevated—although down significantly from recent highs—and the U.S. Federal Reserve (Fed) continued to raise interest rates, driving yields on taxable and municipal (muni) bonds up and resulting in negative returns for most U.S. fixed-income markets. (Bond yields and bond prices typically move in opposite directions.) In its efforts to lower inflation, the Fed raised interest rates seven times over the reporting period, with the federal funds rate ending in a range of 5.25% to 5.50%. However, the likelihood of further rate increases began to temper, as evidenced by the Fed’s pause on rate hikes at its June meeting before a 0.25% increase in July.
Muni bond yields rose and credit conditions were strong. However, new issuance continued to be light and although demand was subdued by historical measures, there was a supply and demand imbalance over the reporting period. There were a few short-lived yet market-moving events over the reporting period. The failure of three U.S. regional banks in early March raised concerns about the stability of the banking sector. In addition, debt ceiling negotiations during the second quarter of 2023 created fear that the federal government could default on its obligations and on August 1, 2023, Fitch Ratings downgraded long-term U.S. debt from AAA to AA+ after indicating earlier in the year that a country refusing to pay its debts in a timely way was not entitled to a AAA rating. Throughout most of the reporting period, muni bond fund outflows continued, though the pace slowed over the period and inflows began to tick up toward the end of the period.
Performance. The fund returned 1.93% for the 12-month period ended August 31, 2023, compared with the Bloomberg Municipal 3-15 Year Blend Index (the comparative index), which returned 1.69%.
Positioning and Strategies. The fund generally maintains a sensitivity to interest rates within a conservative range to limit unexpected performance swings. The fund’s duration, a measure of interest rate sensitivity, was slightly long in relation to the fund’s comparative index but fluctuated in relation to the fund’s peers. The fund increased its holdings of short-term and long-term bonds. The muni bond yield curve was inverted for short-term to intermediate-term maturities, but positively sloped and steep for intermediate-term to long-term maturities. The fund’s longer duration holdings contributed to performance as the yield curve began to normalize late in the reporting period.
Anticipating continued strong demand for higher-yielding securities given their limited supply, the fund increased its exposure to lower-rated investment-grade securities during the reporting period, with the resulting enhanced yield contributing to the fund’s performance. The fund’s portfolio managers continue to monitor credit developments to assess risk and opportunity.

Management views and portfolio holdings may have changed since the report date.
6Schwab Municipal Bond Funds | Annual Report

Schwab Tax-Free Bond Fund
Performance and Fund Facts as of August 31, 2023

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type

Weighted Average Maturity[1]	6.6 Yrs
Weighted Average Duration[1]	6.2 Yrs
By Credit Quality2

Portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
See Glossary for definitions of maturity and duration.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
Schwab Municipal Bond Funds | Annual Report7

Schwab Tax-Free Bond Fund
Performance and Fund Facts as of August 31, 2023 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 31, 2013 – August 31, 2023)1,2

Average Annual Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (9/11/92)	1.93%	1.21%	2.14%
Bloomberg Municipal 3-15 Year Blend Index	1.69%	1.69%	2.57%
Fund Category: Morningstar Muni National Intermediate [3]	1.53%	1.20%	2.21%
Fund Expense Ratios[4]: Net 0.38%; Gross 0.40%

Yields
30-Day SEC Yield[1,2]	3.60%
30-Day SEC Yield-No Waiver[1,5]	3.55%
12-Month Distribution Yield[1,2]	2.94%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
5
Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
8Schwab Municipal Bond Funds | Annual Report

Schwab California Tax-Free Bond Fund as of August 31, 2023

The Schwab California Tax-Free Bond Fund (the fund) seeks high current income exempt from federal and California personal income tax that is consistent with capital preservation. To pursue its goal, the fund primarily invests in investment-grade municipal securities (munis)—those in the four highest credit rating categories (rated AAA to BBB- or the unrated equivalent as determined by the investment adviser) from California issuers. The fund normally invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in munis the interest from which is exempt from federal and California personal income tax and federal alternative minimum tax. For more information on the fund’s investment objective and principal investment strategies, please see the fund’s prospectus.
Market Highlights. Although the ongoing war between Russia and Ukraine weighed on the global economy, the U.S. economy continued to show unexpected resiliency. Inflation remained elevated—although down significantly from recent highs—and the U.S. Federal Reserve (Fed) continued to raise interest rates, driving yields on taxable and municipal (muni) bonds up and resulting in negative returns for most U.S. fixed-income markets. (Bond yields and bond prices typically move in opposite directions.) In its efforts to lower inflation, the Fed raised interest rates seven times over the reporting period, with the federal funds rate ending in a range of 5.25% to 5.50%. However, the likelihood of further rate increases began to temper, as evidenced by the Fed’s pause on rate hikes at its June meeting before a 0.25% increase in July.
Muni bond yields rose and credit conditions were strong. However, new issuance continued to be light, particularly in California, and although demand was subdued by historical measures, there was a supply and demand imbalance over the reporting period. There were a few short-lived yet market-moving events over the reporting period. The failure of three U.S. regional banks in early March raised concerns about the stability of the banking sector. In addition, debt ceiling negotiations during the second quarter of 2023 created fear that the federal government could default on its obligations and on August 1, 2023, Fitch Ratings downgraded long-term U.S. debt from AAA to AA+ after indicating earlier in the year that a country refusing to pay its debts in a timely way was not entitled to a AAA rating. Throughout most of the reporting period, muni bond fund outflows continued, though the pace slowed over the period and inflows began to tick up toward the end of the period.
Performance. The fund returned 1.65% for the 12-month period ended August 31, 2023, compared with the Bloomberg California Municipal 3-15 Year Blend Index (the comparative index), which returned 1.79%.
Positioning and Strategies. The fund generally maintains a sensitivity to interest rates within a conservative range to limit unexpected performance swings. The fund’s duration, a measure of interest rate sensitivity, was slightly long in relation to the fund’s comparative index but fluctuated in relation to the fund’s peers. The fund increased its holdings of short-term and long-term bonds. The muni bond yield curve was inverted for short-term to intermediate-term maturities, but positively sloped and steep for intermediate-term to long-term maturities. The fund’s longer duration holdings contributed to performance as the yield curve began to normalize late in the reporting period.
Anticipating continued strong demand for higher-yielding securities given their limited supply, the fund increased its exposure to lower-rated investment-grade securities during the reporting period, with the resulting enhanced yield contributing to the fund’s performance. The fund’s portfolio managers continue to monitor credit developments to assess risk and opportunity.

Management views and portfolio holdings may have changed since the report date.
Schwab Municipal Bond Funds | Annual Report9

Schwab California Tax-Free Bond Fund
Performance and Fund Facts as of August 31, 2023

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type

Weighted Average Maturity[1]	5.3 Yrs
Weighted Average Duration[1]	4.8 Yrs
By Credit Quality2

Portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
See Glossary for definitions of maturity and duration.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
10Schwab Municipal Bond Funds | Annual Report

Schwab California Tax-Free Bond Fund
Performance and Fund Facts as of August 31, 2023 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 31, 2013 – August 31, 2023)1,2

Average Annual Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (2/24/92)	1.65%	1.01%	2.18%
Bloomberg California Municipal 3-15 Year Blend Index [3]	1.79%	1.48%	N/A [4]
S&P California AMT-Free Municipal Bond Index	2.03%	1.43%	2.91%
Fund Category: Morningstar Muni California Intermediate [5]	1.44%	1.03%	2.13%
Fund Expense Ratios[6]: Net 0.38%; Gross 0.41%

Yields
30-Day SEC Yield[1,2]	3.32%
30-Day SEC Yield-No Waiver[1,7]	3.27%
12-Month Distribution Yield[1,2]	2.56%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020. Performance shown prior to January 1, 2020 is based on a subset of securities included in the Bloomberg Municipal 3-15 Year Blend Index.
4
Information not available to the fund.
5
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
6
As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
7
Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
Schwab Municipal Bond Funds | Annual Report11

Schwab Opportunistic Municipal Bond Fund as of August 31, 2023

The Schwab Opportunistic Municipal Bond Fund (the fund) seeks to generate interest income that is not subject to federal income tax. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities (munis) that pay interest not subject to regular federal income tax. Some of these investments in munis may pay interest that is not exempt from the federal alternative minimum tax. For more information on the fund’s investment objective and principal investment strategies, please see the fund’s prospectus.
Market Highlights. Although the ongoing war between Russia and Ukraine weighed on the global economy, the U.S. economy continued to show unexpected resiliency. Inflation remained elevated—although down significantly from recent highs—and the U.S. Federal Reserve (Fed) continued to raise interest rates, driving yields on taxable and municipal (muni) bonds up and resulting in negative returns for most U.S. fixed-income markets. (Bond yields and bond prices typically move in opposite directions.) In its efforts to lower inflation, the Fed raised interest rates seven times over the reporting period, with the federal funds rate ending in a range of 5.25% to 5.50%. However, the likelihood of further rate increases began to temper, as evidenced by the Fed’s pause on rate hikes at its June meeting before a 0.25% increase in July.
Muni bond yields rose and credit conditions were strong. However, new issuance continued to be light and although demand was subdued by historical measures, there was a supply and demand imbalance over the reporting period. There were a few short-lived yet market-moving events over the reporting period. The failure of three U.S. regional banks in early March raised concerns about the stability of the banking sector. In addition, debt ceiling negotiations during the second quarter of 2023 created fear that the federal government could default on its obligations and on August 1, 2023, Fitch Ratings downgraded long-term U.S. debt from AAA to AA+ after indicating earlier in the year that a country refusing to pay its debts in a timely way was not entitled to a AAA rating. Throughout most of the reporting period, muni bond fund outflows continued, though the pace slowed over the period and inflows began to tick up toward the end of the period.
Performance. The fund returned 2.14% for the 12-month period ended August 31, 2023, compared with the Bloomberg Municipal Bond Index (the comparative index), which returned 1.70%.
Positioning and Strategies. The fund’s duration, a measure of interest rate sensitivity, was slightly long in relation to the fund’s comparative index but fluctuated in relation to the fund’s peers. The fund increased its holdings of short-term and long-term bonds. The muni bond yield curve was inverted for short-term to intermediate-term maturities, but positively sloped and steep for intermediate-term to long-term maturities. The fund’s longer duration holdings contributed to performance as the yield curve began to normalize late in the reporting period.
Anticipating continued strong demand for higher-yielding securities given their limited supply, the fund increased its exposure to lower-rated investment-grade securities during the reporting period, with the resulting enhanced yield contributing to the fund’s performance. Additionally, fund performance was positively impacted by proceeds received from the sale of collateral securing defaulted securities held by the fund. The fund’s portfolio managers continue to monitor credit developments to assess risk and opportunity.

Management views and portfolio holdings may have changed since the report date.
12Schwab Municipal Bond Funds | Annual Report

Schwab Opportunistic Municipal Bond Fund
Performance and Fund Facts as of August 31, 2023

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type

Weighted Average Maturity[1]	11.1 Yrs
Weighted Average Duration[1]	8.5 Yrs
By Credit Quality2

Portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
See Glossary for definitions of maturity and duration.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
Schwab Municipal Bond Funds | Annual Report13

Schwab Opportunistic Municipal Bond Fund
Performance and Fund Facts as of August 31, 2023 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (March 31, 2014 – August 31, 2023)1,2,3

Average Annual Returns1,2,3
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Opportunistic Municipal Bond Fund (3/31/14)[4]	2.14%	0.29%	3.00%
Bloomberg Municipal Bond Index	1.70%	1.52%	2.36%
Fund Category: Morningstar Muni National Long [5]	1.22%	1.05%	N/A
Fund Expense Ratios[6]: Net 0.50%; Gross 0.55%

Yields
30-Day SEC Yield[1,2]	3.82%
30-Day SEC Yield-No Waiver[1,7]	3.63%
12-Month Distribution Yield[1,2]	6.58%*

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
*
The fund experienced a spike in distribution yield due to a larger than normal income distribution payment to shareholders in April 2023, which included a special payment of past due interest income received from defaulted securities (see financial notes 2(d) for additional information). Without the special payment of past due interest income from defaulted securities the 12-Month Distribution Yield would have been 3.48%.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund (the predecessor fund) was reorganized into the Schwab Opportunistic Municipal Bond Fund. The performance and financial history prior to August 10, 2020 are that of the predecessor fund.
4
Inception date is that of the predecessor fund.
5
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
6
As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
7
Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
14Schwab Municipal Bond Funds | Annual Report

Schwab Municipal Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2023 and held through August 31, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 3/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 8/31/23	EXPENSES PAID DURING PERIOD 3/1/23-8/31/23 [2]
Schwab Tax-Free Bond Fund
Actual Return	0.38%	$1,000.00	$1,012.50	$1.93
Hypothetical 5% Return	0.38%	$1,000.00	$1,023.29	$1.94
Schwab California Tax-Free Bond Fund
Actual Return	0.38%	$1,000.00	$1,011.50	$1.93
Hypothetical 5% Return	0.38%	$1,000.00	$1,023.29	$1.94
Schwab Opportunistic Municipal Bond Fund
Actual Return	0.50%	$1,000.00	$1,028.50	$2.56
Hypothetical 5% Return	0.50%	$1,000.00	$1,022.68	$2.55

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by 365 days in the fiscal year.

Schwab Municipal Bond Funds | Annual Report15

Schwab Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19
Per-Share Data
Net asset value at beginning of period	$10.93	$12.22	$12.13	$12.12	$11.52
Income (loss) from investment operations:
Net investment income (loss)[1]	0.32	0.22	0.21	0.26	0.28
Net realized and unrealized gains (losses)	(0.11)	(1.24)	0.16	0.04 [2]	0.60
Total from investment operations	0.21	(1.02)	0.37	0.30	0.88
Less distributions:
Distributions from net investment income	(0.32)	(0.22)	(0.21)	(0.26)	(0.28)
Distributions from net realized gains	—	(0.05)	(0.07)	(0.03)	—
Total distributions	(0.32)	(0.27)	(0.28)	(0.29)	(0.28)
Net asset value at end of period	$10.82	$10.93	$12.22	$12.13	$12.12
Total return	1.93%	(8.48%)	3.03%	2.52%	7.77%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.38%	0.48%[3,4]	0.49%	0.49%	0.49%
Gross operating expenses	0.41%	0.53%[4]	0.55%	0.55%	0.56%
Net investment income (loss)	2.92%	1.88%	1.72%	2.14%	2.41%
Portfolio turnover rate	101%	87%	53%	99%	129%
Net assets, end of period (x 1,000)	$545,929	$542,993	$801,234	$757,844	$751,353

[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Effective July 1, 2022, the net operating expense limitation was lowered from 0.49% to 0.38%. The ratio presented for the year ended August 31, 2022 is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
16Schwab Municipal Bond Funds | Annual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.4% OF NET ASSETS
ALABAMA 2.7%
Black Belt Energy Gas District
Gas Supply RB Series 2022D1	4.00%	07/01/52 (a)	4,000,000	3,957,716
RB Series 2022C1	5.25%	12/01/23	525,000	526,415
RB Series 2022C1	5.25%	06/01/24	380,000	382,989
RB Series 2022C1	5.25%	06/01/25	1,175,000	1,195,657
Southeast Energy Auth
Commodity Supply RB Series 2021B1	4.00%	06/01/30 (a)	2,000,000	1,962,620
RB Series 2021B	4.00%	12/01/51 (a)	2,000,000	1,907,064
RB Series 2022A1	5.50%	01/01/53 (a)	2,000,000	2,097,982
Univ of Montevallo
RB Series 2017	5.00%	05/01/27	250,000	264,690
RB Series 2017	5.00%	05/01/42 (a)	2,150,000	2,245,927
				14,541,060
ARIZONA 1.5%
Arizona Health Facilities Auth
RB (Phoenix Childrens Hospital) Series 2013B	5.00%	02/01/43 (a)	1,000,000	1,000,087
Arizona IDA
RB Series 2021A	4.00%	11/01/30	500,000	504,465
RB Series 2021A	4.00%	11/01/31	1,270,000	1,277,361
Chandler Industrial Development Auth
IDRB (Intel Corp) Series 2022	5.00%	09/01/42 (a)	2,000,000	2,058,731
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2023A	5.00%	01/01/47 (a)	3,000,000	3,227,866
				8,068,510
ARKANSAS 0.5%
Bella Vista
Sales & Use Tax Bonds Series 2020	1.13%	10/01/45 (a)	815,000	804,140
Bentonville Sales & Use Tax
Sales & Use Tax Refunding RB Series 2021B	1.05%	11/01/46 (a)	505,000	498,763
Forrest City
Sales & Use Tax RB Series 2021	1.55%	11/01/44 (a)	775,000	679,584
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/24	560,000	557,590
See financial notes
Schwab Municipal Bond Funds | Annual Report17

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Rogers
Sales & Use Tax Bonds Series 2018B	3.25%	11/01/43 (a)	245,000	244,659
				2,784,736
CALIFORNIA 7.2%
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2022A	0.00%	10/01/49 (a)(b)	1,500,000	765,275
Bay Area Toll Auth
Toll Bridge RB Series 2021C (SIFMA Municipal Swap Index + 0.45%)	4.51%	04/01/56 (a)(c)	5,000,000	4,935,245
California Community Choice Finance Auth
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)	3,000,000	3,111,631
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(d)	2,560,000	2,548,300
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24 (e)	600,000	603,382
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,010,812
RB (Loma Linda Univ Medical Center) Series 2016A	5.00%	12/01/36 (a)	1,500,000	1,500,900
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	1,065,000	1,061,570
Fair Oaks Recreation & Park District
GO Bonds Series 2022	5.75%	08/01/51 (a)(f)	1,700,000	1,898,787
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	3,700,000	3,224,341
Los Angeles Dept of Airports
Sub Refunding RB Series 2023A	5.00%	05/15/24	715,000	721,034
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	3,000,000	3,309,238
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	767,218
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (g)	1,250,000	950,462
GO Bonds Series 2010C	0.00%	07/01/32 (g)	1,500,000	1,096,435
GO Bonds Series 2010C	0.00%	07/01/33 (g)	1,000,000	700,012
GO Bonds Series 2010C	0.00%	07/01/35 (g)	1,300,000	826,917
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,546,378
RB 2nd Series 2019E	5.00%	05/01/40 (a)	425,000	440,471
RB 2nd Series 2022A	5.00%	05/01/30	800,000	866,069
RB 2nd Series 2022A	5.00%	05/01/31	1,695,000	1,855,136
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,685,000	2,729,330
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	375,000	375,000
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,073,871
Stockton Public Financing Auth
Water Refunding RB Series 2018A	5.00%	10/01/23	300,000	300,362
				39,218,176
COLORADO 1.2%
Colorado Educational & Cultural Facilities Auth
Charter School RB (Loveland Classical Schools) Series 2023	4.75%	07/01/43 (a)(f)	610,000	608,765
See financial notes
18Schwab Municipal Bond Funds | Annual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/31	1,300,000	1,411,716
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/32	1,500,000	1,636,455
Colorado Regional Transportation District
RB (Denver Transit Partners) Series 2020A	5.00%	07/15/30	300,000	325,133
RB (Denver Transit Partners) Series 2020A	4.00%	07/15/34 (a)	800,000	810,289
Denver
Airport System RB Series 2022A	4.13%	11/15/53 (a)	500,000	457,580
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (a)(g)	380,000	273,074
Whispering Pines Metropolitan District #1
LT GO Refunding Bonds Series 2023	5.00%	12/01/52 (a)	900,000	924,222
				6,447,234
CONNECTICUT 0.5%
Connecticut Health & Educational Facilities Auth
RB (Connecticut Children’s Medical Center) Series E	4.25%	07/15/53 (a)	2,000,000	1,841,553
Univ of Connecticut
GO Bonds Series 2019A	5.00%	11/01/36 (a)(f)	935,000	999,603
				2,841,156
DISTRICT OF COLUMBIA 0.9%
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2019C	1.75%	10/01/54 (a)(d)	3,000,000	2,919,891
Metropolitan Washington Airports Auth
Sr Lien Refunding RB (Dulles Metrorail) Series 2019A	5.00%	10/01/44 (a)	2,150,000	2,218,297
				5,138,188
FLORIDA 7.1%
Broward Cnty SD
COP Series 2022B	5.00%	07/01/36 (a)	2,000,000	2,209,413
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/25	450,000	455,126
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/26	765,000	780,161
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	704,062
Florida Insurance Assistance Interlocal Agency
Insurance Assessment RB Series 2023A1	5.00%	09/01/25 (a)	2,750,000	2,804,542
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,019,690
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	910,000	965,705
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	403,687
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	252,470
Miami-Dade Cnty
RB Series 2022	5.00%	07/01/49 (a)	6,080,000	6,424,120
Refunding RB Series 2020A	4.00%	10/01/37 (a)	2,205,000	2,192,415
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/24	625,000	631,657
Toll System RB Series 2014A	5.00%	07/01/39 (a)	2,000,000	2,006,147
See financial notes
Schwab Municipal Bond Funds | Annual Report19

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Miami-Dade Cnty SD
GO Bonds Series 2022A	5.00%	03/15/52 (a)	5,000,000	5,338,820
Pasco Cnty
RB (Moffitt Cancer Center) Series 2023A	5.75%	09/01/54 (a)	500,000	551,068
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (a)	2,000,000	1,482,433
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/23 (e)	350,000	350,000
Seminole Cnty
Refunding RB Series 2022	5.00%	10/01/52 (a)	1,000,000	1,056,043
Tallahassee
Consolidated Utility Systems RB Series 2018	5.00%	10/01/35 (a)	1,495,000	1,535,805
Tampa
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/35 (a)(g)	1,550,000	882,260
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/36 (a)(g)	800,000	426,663
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/37 (a)(g)	855,000	426,336
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/38 (a)(g)	1,000,000	469,051
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/49 (a)(g)	1,200,000	290,232
Tampa Bay Water
Utility System RB Series 2022	5.25%	10/01/47 (a)	1,500,000	1,636,770
Village Community Dev Dist. No.15
RB Series 2023	4.38%	05/01/33 (a)	400,000	401,401
RB Series 2023	4.85%	05/01/38 (a)	500,000	501,873
RB Series 2023	5.25%	05/01/54 (a)	500,000	502,467
				38,700,417
GEORGIA 2.0%
Atlanta
Airport PFC & Sub Lien RB Series 2022D	5.00%	07/01/36 (a)	4,640,000	4,983,628
Main St Natural Gas Inc
Gas Supply RB Series 2018E (SIFMA Municipal Swap Index + 0.57%)	4.63%	08/01/48 (a)(c)	5,000,000	4,997,480
Main Street Natural Gas
Gas Supply RB Series 2023B	5.00%	09/01/24	550,000	555,064
Gas Supply RB Series 2023B	5.00%	03/01/25	390,000	394,991
				10,931,163
GUAM 0.5%
Guam Waterworks Auth
Water & Wastewater System RB Series 2016	5.00%	01/01/46 (a)	2,500,000	2,503,538
HAWAII 0.1%
Hawaii
Harbor System RB Series 2020A	4.00%	07/01/34 (a)	750,000	749,154
IDAHO 0.1%
Jerome Jt SD #261
GO Bonds Series 2022	5.25%	09/15/42 (a)(f)	500,000	544,532
See financial notes
20Schwab Municipal Bond Funds | Annual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
ILLINOIS 7.9%
Bellwood Village
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,736,430
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,855,000	1,947,075
Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (a)	1,450,000	1,551,104
GO Bonds Series 2023A	5.00%	01/01/34 (a)	1,000,000	1,069,885
GO Bonds Series 2023A	5.50%	01/01/39 (a)	1,500,000	1,619,895
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/33 (a)	400,000	409,889
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	1,778,106
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,135,000	1,153,244
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/29 (a)	400,000	413,806
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/31 (a)	1,000,000	1,032,840
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,048,657
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,066,267
Chicago Transit Auth Sales Tax
Sales Tax RB Series 2014	5.25%	12/01/49 (a)	3,000,000	3,023,341
Cook Cnty
GO Refunding Bonds Series 2022A	5.00%	11/15/29	2,100,000	2,289,835
Illinois
GO Bonds Series 2018	5.00%	05/01/31 (a)	1,000,000	1,058,493
GO Bonds Series 2020	5.50%	05/01/24	1,000,000	1,011,161
GO Bonds Series 2020	5.50%	05/01/25	1,500,000	1,542,262
GO Bonds Series 2021A	5.00%	03/01/46 (a)	700,000	718,573
GO Bonds Series 2023B	5.50%	05/01/47 (a)	1,000,000	1,073,431
GO Bonds Series 2023B	4.50%	05/01/48 (a)	500,000	479,863
GO Refunding Bonds Series 2016	5.00%	02/01/28 (a)	1,500,000	1,563,167
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (a)	1,500,000	1,582,373
Illinois Finance Auth
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/44 (a)	500,000	506,887
RB (OSF Healthcare System) Series 2020B1	5.00%	05/15/50 (a)(d)	1,150,000	1,157,737
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	900,000	923,720
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	982,564
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,357,846
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	719,000
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	412,633
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,361,881
Metropolitan Pier & Exposition Auth
RB Series 2015A	5.00%	06/15/53 (a)	2,000,000	2,000,683
Northern Illinois Univ
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/29 (f)	400,000	422,111
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/30 (f)	450,000	476,455
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/31 (a)(f)	500,000	527,259
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/35 (a)(f)	1,050,000	1,051,883
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/37 (a)(f)	600,000	585,528
Auxiliary Facilities System RB Series 2021	5.00%	10/01/26 (f)	250,000	258,371
Auxiliary Facilities System RB Series 2021	5.00%	10/01/27 (f)	325,000	339,480
Auxiliary Facilities System RB Series 2021	5.00%	10/01/28 (f)	325,000	342,973
See financial notes
Schwab Municipal Bond Funds | Annual Report21

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Auxiliary Facilities System RB Series 2021	5.00%	10/01/29 (f)	300,000	317,983
Auxiliary Facilities System RB Series 2021	5.00%	10/01/30 (f)	325,000	345,525
				43,260,216
INDIANA 2.2%
Indiana Finance Auth
1st Lien Wastewater Utility Refunding RB (CWA Authority) Series 2022A	5.00%	10/01/35 (a)	500,000	563,704
1st Lien Wastewater Utility Refunding RB (CWA Authority) Series 2022A	5.00%	10/01/37 (a)	1,140,000	1,259,462
RB (Fulcrum Centerpoint) Series 2022	4.50%	12/15/46 (a)(f)	10,000,000	9,985,819
				11,808,985
IOWA 0.9%
Public Energy Financing Auth
Gas Project RB Series 2019	5.00%	09/01/49 (a)(d)	5,000,000	5,048,726
KANSAS 1.0%
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/26	250,000	262,931
GO Bonds Series 2017	5.00%	09/01/27	450,000	482,480
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (a)	375,000	375,019
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (a)	400,000	399,253
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (a)	440,000	438,584
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (a)	445,000	443,256
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (a)	150,000	149,116
Johnson & Miami County USD No. 230
GO Bonds Series 2018A	5.00%	09/01/31 (a)	2,575,000	2,785,115
				5,335,754
KENTUCKY 0.4%
Kentucky
COP 2015	4.00%	06/15/24	400,000	401,328
COP 2015	5.00%	06/15/25	400,000	410,413
Kentucky Public Energy Auth
Gas Supply RB Series 2018C1	4.00%	12/01/49 (a)(d)	1,450,000	1,450,972
				2,262,713
LOUISIANA 1.0%
Louisiana Housing Corp M/F Revenue
S/F Mortgage RB Series 2023C	5.75%	12/01/53 (a)(h)	1,785,000	1,910,504
Louisiana Public Facilities Auth
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	500,000	521,427
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.25%	07/01/53 (a)	3,000,000	3,204,295
				5,636,226
See financial notes
22Schwab Municipal Bond Funds | Annual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MAINE 0.7%
Maine Health & Educational Facilities Auth
RB (MaineHealth) Series 2020A	5.00%	07/01/30	800,000	866,146
RB (MaineHealth) Series 2020A	4.00%	07/01/37 (a)	1,000,000	983,022
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/32 (a)	560,000	616,284
General Airport Refunding RB Series 2019	5.00%	01/01/33 (a)	695,000	762,555
General Airport Refunding RB Series 2019	5.00%	01/01/34 (a)	620,000	678,061
				3,906,068
MARYLAND 2.0%
Baltimore Cnty
Metropolitan District GO Bonds 78th Issue	5.00%	02/01/46 (a)	4,000,000	4,078,487
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2020	4.00%	07/01/45 (a)	600,000	545,661
RB (Frederick Health System) Series 2023	5.00%	07/01/48 (a)	1,000,000	1,020,965
RB (Frederick Health System) Series 2023	5.25%	07/01/53 (a)	775,000	806,293
Maryland Stadium Authority
Built to Learn RB Series 2022A	5.00%	06/01/29	875,000	962,949
Built to Learn RB Series 2022A	5.00%	06/01/30	1,000,000	1,117,170
Built to Learn RB Series 2022A	5.00%	06/01/31	1,250,000	1,417,185
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/24 (e)	320,000	321,545
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25 (e)	550,000	560,996
				10,831,251
MASSACHUSETTS 2.4%
Massachusetts Development Finance Agency
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/29	500,000	540,143
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/31 (a)	1,120,000	1,199,817
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (a)	2,815,000	2,933,173
RB (Boston Medical Center) Series 2017F	5.00%	07/01/28 (a)	240,000	252,998
RB (Boston Medical Center) Series 2023G	5.00%	07/01/24	500,000	504,394
RB (Boston Medical Center) Series 2023G	5.00%	07/01/25	665,000	677,344
RB (Boston Medical Center) Series 2023G	5.00%	07/01/26	865,000	898,671
RB (Boston Medical Center) Series 2023G	5.25%	07/01/48 (a)	800,000	825,356
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	950,000	977,215
RB (Lesley Univ) Series 2019A	5.00%	07/01/35 (a)	1,065,000	1,090,174
RB (UMASS Memorial Health) Series 2016I	5.00%	07/01/36 (a)	1,815,000	1,847,115
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	555,000	547,630
S/F Housing RB Series 203	4.50%	12/01/48 (a)	1,035,000	1,033,561
				13,327,591
MICHIGAN 2.5%
Great Lakes Water Auth
Water System Sr Lien RB Series 2022B	5.25%	07/01/47 (a)	4,500,000	4,779,174
See financial notes
Schwab Municipal Bond Funds | Annual Report23

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,647,553
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,101,383
Kentwood Public Schools
ULT GO Bonds Series 2023II	5.00%	05/01/53 (a)	4,450,000	4,711,687
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	370,000	368,611
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	557,725
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	633,655
				13,799,788
MINNESOTA 0.3%
Center City
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/26	315,000	313,418
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/28 (a)	330,000	325,900
Duluth ISD #709
Refunding COP Series 2019C	5.00%	02/01/25 (f)	375,000	382,582
Refunding COP Series 2019C	5.00%	02/01/26 (f)	400,000	413,827
				1,435,727
MISSISSIPPI 0.3%
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,029,565
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	617,948
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (a)	75,000	75,065
				1,722,578
MISSOURI 1.4%
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,068,168
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,116,220
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	545,000	539,825
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (a)	1,170,000	1,162,937
St Louis
Airport RB (Lambert International) Series 2023B	5.00%	07/01/24	1,000,000	1,008,384
GO Bonds Series 2023A	5.00%	02/15/43 (a)	2,400,000	2,525,076
				7,420,610
MONTANA 0.1%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	760,000	752,783
NEBRASKA 0.8%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	2,615,000	2,570,545
See financial notes
24Schwab Municipal Bond Funds | Annual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sarpy Cnty SD No 0037
GO Bonds Series 2022B	5.00%	12/15/27 (a)	1,500,000	1,552,923
				4,123,468
NEVADA 0.2%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	610,564
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	629,049
				1,239,613
NEW JERSEY 3.0%
Atlantic City
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	201,322
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	306,145
New Jersey Transportation Trust Fund Auth
Transportation Program Bonds Series 2015AA	5.25%	06/15/41 (a)	4,050,000	4,124,347
Transportation Program Bonds Series 2023AA	4.25%	06/15/44 (a)	1,000,000	982,092
Transportation Program Notes Series 2014 BB1	5.00%	06/15/33 (a)	3,500,000	3,743,531
Transportation System RB Series 2019AA	5.00%	06/15/31 (a)	1,250,000	1,340,383
Transportation System RB Series 2019BB	5.00%	06/15/44 (a)	2,550,000	2,629,462
New Jersey Turnpike Auth
RB Series 2022B	4.25%	01/01/43 (a)	1,750,000	1,767,583
RB Series 2022B	4.50%	01/01/48 (a)	1,500,000	1,534,942
				16,629,807
NEW MEXICO 0.2%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (a)	950,000	939,558
NEW YORK 11.3%
Metropolitan Transportation Auth
Transportation RB Series 2015A2	5.00%	11/15/45 (a)(d)	2,845,000	3,022,107
Transportation RB Series 2020C1	4.75%	11/15/45 (a)	1,200,000	1,199,989
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	500,000	504,497
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	252,440
New York City
GO Bonds Fiscal 2013 Series A3	4.00%	10/01/40 (a)(f)(i)	1,165,000	1,165,000
GO Bonds Fiscal 2024 Series A	5.00%	08/01/51 (a)	2,000,000	2,117,593
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2017 Series BB1B	3.90%	06/15/49 (a)(f)(i)	80,000	80,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	2,000,000	2,146,079
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (a)	1,450,000	1,547,681
Future Tax Secured Sub Bonds Fiscal 2017 Series F1	4.07%	06/09/26 (a)(f)(j)(k)	485,000	485,000
Future Tax Secured Sub Bonds Fiscal 2023 Series F1	5.00%	02/01/45 (a)	5,000,000	5,345,841
Future Tax Secured Sub Bonds Fiscal 2024 Series B	5.25%	05/01/50 (a)	3,500,000	3,809,680
Future Tax Secured Sub Bonds RB Fiscal 2014 Series B1	5.00%	11/01/23	2,200,000	2,204,949
See financial notes
Schwab Municipal Bond Funds | Annual Report25

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	4.41%	10/01/35 (a)(f)(j)(k)	3,750,000	3,750,000
New York State Dormitory Auth
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	1,696,471
RB (Northwell Health) Series 2022A	5.00%	05/01/52 (a)	1,475,000	1,517,328
RB (Rochester Institute of Technology) Series 2022A	5.00%	07/01/39 (a)	1,000,000	1,080,542
State Personal Income Tax RB Series 2019A	5.00%	03/15/46 (a)	5,000,000	5,209,711
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (a)	5,000,000	5,203,673
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C	5.00%	03/15/47 (a)	1,600,000	1,673,492
New York Transportation Development Corp
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/28	1,000,000	1,052,613
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/31 (a)	500,000	533,156
Port Auth of New York & New Jersey
Consolidated Bonds 221st Series	5.00%	07/15/34 (a)	2,835,000	3,096,338
Consolidated Bonds 236th Series	5.00%	01/15/37 (a)	1,000,000	1,091,239
Consolidated Bonds 236th Series	5.00%	01/15/38 (a)	1,000,000	1,077,799
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)(e)	5,330,000	5,428,792
Triborough Bridge & Tunnel Auth
Sr Lien RB Series 2021A1	5.00%	05/15/51 (a)	5,000,000	5,258,528
				61,550,538
NORTH CAROLINA 2.4%
Brunswick Cnty
GO Bonds Series 2018	3.20%	08/01/34 (a)	2,230,000	2,167,376
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/47 (a)	2,000,000	2,143,087
Airport System RB Series 2022A	5.50%	07/01/52 (a)	1,500,000	1,598,279
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	509,577
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	1,788,163
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,033,464
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,305,000	1,347,139
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,255,000	1,294,842
North Carolina Medical Care Commission
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/35 (a)	450,000	424,391
Health Care Facilities RB (Presbyterian Homes) Series 2020A	5.00%	10/01/40 (a)	1,000,000	1,000,552
				13,306,870
NORTH DAKOTA 0.2%
West Fargo
Refunding Bonds Series 2019B	4.00%	05/01/25	400,000	403,156
Refunding Bonds Series 2019B	4.00%	05/01/26	465,000	472,469
				875,625
OHIO 1.3%
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Refunding Bonds Series 2020A-2	5.00%	06/01/34 (a)	5,000,000	5,365,621
See financial notes
26Schwab Municipal Bond Funds | Annual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Cleveland
Airport System RB Series 2019B	5.00%	01/01/26	1,045,000	1,068,125
Northeast Ohio Medical Univ
General Refunding RB Series 2021A	5.00%	12/01/25	200,000	202,721
General Refunding RB Series 2021A	3.00%	12/01/40 (a)	475,000	353,939
				6,990,406
OKLAHOMA 0.4%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (a)	1,050,000	1,024,608
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (a)	29,000	29,133
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/23	1,000,000	1,000,000
				2,053,741
OREGON 1.4%
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	250,000	251,508
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	145,000	146,636
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/34 (a)(f)(g)	300,000	190,388
GO Bonds Series 2019	0.00%	06/15/35 (a)(f)(g)	265,000	158,419
GO Bonds Series 2019	0.00%	06/15/36 (a)(f)(g)	420,000	236,101
GO Bonds Series 2019	0.00%	06/15/37 (a)(f)(g)	500,000	263,693
Lane Cnty SD
GO Bonds Series 2023	0.00%	06/15/38 (a)(f)(g)(h)	750,000	374,616
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	1,983,305
Umatilla SD #6R
GO Bonds Series 2017	5.00%	06/15/29 (a)(f)	340,000	363,741
GO Bonds Series 2017	5.00%	06/15/30 (a)(f)	300,000	320,436
GO Bonds Series 2017	5.00%	06/15/32 (a)(f)	350,000	373,188
GO Bonds Series 2017	5.00%	06/15/33 (a)(f)	520,000	554,500
GO Bonds Series 2017	5.00%	06/15/34 (a)(f)	350,000	372,750
GO Bonds Series 2017	5.00%	06/15/35 (a)(f)	410,000	434,781
GO Bonds Series 2023B	0.00%	06/15/43 (a)(f)(g)	2,400,000	918,574
GO Bonds Series 2023B	0.00%	06/15/53 (a)(f)(g)	2,100,000	464,631
				7,407,267
PENNSYLVANIA 3.4%
Lancaster Cnty Hospital Auth
RB (Penn State Health) Series 2021	5.00%	11/01/46 (a)	1,000,000	1,024,561
Montgomery Cnty Higher Education & Health Auth
RB Series 2022B	5.00%	05/01/32	700,000	768,726
Pennsylvania State Turnpike Commission
RB Series 2014A	5.00%	12/01/44 (a)	3,000,000	3,019,522
RB Series 2022B	5.00%	12/01/47 (a)	1,000,000	1,038,696
See financial notes
Schwab Municipal Bond Funds | Annual Report27

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2022B	5.25%	12/01/52 (a)	750,000	806,715
Sub RB Series 2021B	4.00%	12/01/51 (a)	3,400,000	3,094,865
Philadelphia
GO Refunding Bonds Series 2017	5.00%	08/01/24	1,000,000	1,012,829
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	765,190
GO Refunding Bonds Series 2019A	5.00%	08/01/26	1,000,000	1,047,141
GO Refunding Bonds Series 2019A	5.00%	08/01/27	500,000	532,351
GO Refunding Bonds Series 2019A	5.00%	08/01/30	285,000	317,126
Philadelphia Redevelopment Auth Financing Corp
RB Series 2023B	5.00%	09/01/43 (a)	3,000,000	3,140,386
Pocono Mountains Park Auth
Hospital RB (St Luke’s Hospital) Series 2015A	5.00%	08/15/40 (a)	2,000,000	2,000,058
				18,568,166
PUERTO RICO 0.2%
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	1,320,000	1,280,935
SOUTH CAROLINA 1.1%
Piedmont Municipal Power Agency
Electric Refunding RB Series 2021A	4.00%	01/01/25	1,545,000	1,552,319
South Carolina Public Service Auth
Refunding RB Series 2020A	4.00%	12/01/40 (a)	4,000,000	3,818,800
Refunding RB Series 2022A	5.00%	12/01/29	500,000	535,046
				5,906,165
SOUTH DAKOTA 0.4%
Clay Cnty
GO Bonds Series 2023	4.25%	12/01/48 (a)	1,000,000	957,490
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (a)	150,000	149,377
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (a)	325,000	323,649
South Dakota Health & Educational Facilities Auth
RB Series 2015	5.00%	11/01/26 (a)	1,000,000	1,031,236
				2,461,752
TENNESSEE 1.2%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	450,327
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	606,821
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	959,179
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023	5.25%	05/01/48 (a)	1,500,000	1,586,945
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (a)	1,500,000	1,570,259
RB Series 2022B	5.50%	07/01/52 (a)	1,250,000	1,327,240
				6,500,771
See financial notes
28Schwab Municipal Bond Funds | Annual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
TEXAS 19.3%
Alamo Heights ISD
ULT Refunding RB Series 2020A	5.00%	02/01/27 (f)	425,000	450,513
Arlington Higher Education Finance Corp
Education RB (Uplift Education) Series 2018A	5.00%	12/01/28 (a)(f)	200,000	207,235
Atlanta ISD
ULT Refunding GO Bonds Series 2020	4.00%	08/15/26 (f)	310,000	316,661
Austin
Airport System RB Series 2022	5.00%	11/15/32	500,000	547,256
Airport System RB Series 2022	5.00%	11/15/33 (a)	750,000	819,980
Airport System RB Series 2022	5.00%	11/15/37 (a)	2,000,000	2,111,003
Airport System RB Series 2022	5.25%	11/15/47 (a)	2,500,000	2,621,080
Bullard ISD
ULT GO Bonds Series 2022	5.00%	02/15/47 (a)(f)	500,000	531,680
Calallen ISD
ULT GO Bonds Series 2023	5.00%	02/15/53 (a)(f)	2,000,000	2,123,572
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,125,775
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)(e)	1,520,000	1,561,159
Clear Creek ISD
ULT GO Refunding Bonds Series 2015A	4.00%	02/15/33 (a)(f)	750,000	750,109
Collin Cnty CCD
LT Bonds Series 2018	5.00%	08/15/24	4,900,000	4,977,092
Corpus Christi
Utility System Jr. Lien RB Series 2022B	5.00%	07/15/52 (a)	5,000,000	5,264,385
Crowley ISD
ULT GO Bonds Series 2023	4.25%	02/01/53 (a)(f)	1,000,000	974,879
Dalhart ISD
ULT GO Bonds Series 2023	4.00%	02/15/48 (a)(f)	2,000,000	1,916,271
Dallas
Refunding RB Series 2021	4.00%	08/15/32 (a)	1,000,000	998,573
Refunding RB Series 2021	4.00%	08/15/33 (a)	1,000,000	998,579
Denton ISD
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(e)(f)	285,000	281,557
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(e)(f)	270,000	266,738
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(f)	1,445,000	1,417,716
Donna ISD
ULT Refunding Bonds Series 2019	5.00%	02/15/27 (f)	775,000	819,564
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(f)	930,000	931,156
Flower Mound
Certificates of Obligation Series 2023	4.00%	03/01/43 (a)	850,000	799,360
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(f)	400,000	410,554
Greater Texoma Utility Auth
RB Series 2023A	4.38%	10/01/53 (a)	2,000,000	1,892,648
Harris Cnty Cultural Education Facilities Finance Corp
RB (Houston Methodist) Series 2020B	4.05%	12/01/59 (a)(i)	2,965,000	2,965,000
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	4.05%	12/01/41 (a)(i)	1,935,000	1,935,000
See financial notes
Schwab Municipal Bond Funds | Annual Report29

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Houston
Sub Lien Refunding RB Series 2018A	5.00%	07/01/25	1,000,000	1,017,152
Houston ISD
LT GO Refunding Bonds Series 2023A	5.00%	02/15/24 (f)	1,700,000	1,712,424
Llano ISD
ULT GO Bonds Series 2023	5.00%	02/15/32 (a)(f)	1,350,000	1,398,945
McKinney
Waterworks & Sewer System RB Series 2022	5.00%	03/15/38 (a)	1,090,000	1,186,225
Waterworks & Sewer System RB Series 2022	5.00%	03/15/40 (a)	1,200,000	1,294,362
New Braunfels
Utility System Refunding RB Series 2022	5.00%	07/01/53 (a)	2,000,000	2,102,023
Newark Higher Education Finance Corp
Education RB (Orenda) Series 2023A	5.00%	08/15/43 (a)(f)	1,865,000	2,003,400
Education RB (Orenda) Series 2023A	4.00%	08/15/48 (a)(f)	1,000,000	918,604
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/37 (a)(f)	500,000	550,264
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/42 (a)(f)	600,000	645,320
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/47 (a)(f)	680,000	725,097
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/52 (a)(f)	500,000	528,141
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/57 (a)(f)	1,000,000	1,051,469
Nixon-Smiley Consolidated ISD
ULT GO Bonds Series 2023	5.00%	08/15/48 (a)(f)	500,000	532,286
ULT GO Bonds Series 2023	4.25%	08/15/53 (a)(f)	1,280,000	1,241,996
North East Texas Regional Mobility Auth
Sr Lien RB Series 2016A	5.00%	01/01/46 (a)	3,000,000	3,009,371
Northside ISD
ULT GO Bonds Series 2019	1.60%	08/01/49 (a)(d)(f)	2,915,000	2,843,168
Northwest ISD
ULT GO Bonds Series 2022A	5.00%	02/15/48 (a)(f)	2,000,000	2,124,747
Pflugerville
Limited Obligation Bonds Series 2023	4.00%	08/01/49 (a)	1,500,000	1,389,059
Princeton ISD
ULT GO Bonds Series 2023	4.25%	02/15/53 (a)(f)	3,000,000	2,909,893
Prosper ISD
ULT GO Bonds Series 2019B	4.00%	02/15/50 (a)(f)	2,500,000	2,518,709
San Antonio
Electric & Gas Systems Jr Lien RB Series 2014	5.00%	02/01/44 (a)	3,000,000	3,006,290
GO Bonds Series 2023	4.00%	02/01/42 (a)	2,000,000	1,934,479
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(f)	445,000	458,177
Sinton ISD
ULT GO Bonds Series 2022	5.00%	08/15/52 (a)(f)	3,000,000	3,030,176
Spring Branch ISD
ULT GO Refunding Bonds Series 2015B	4.00%	02/01/33 (a)(f)	3,000,000	3,000,088
Spring ISD
ULT GO Bonds Series 2023	5.00%	08/15/24	750,000	761,590
ULT GO Bonds Series 2023	5.00%	08/15/25	1,500,000	1,545,548
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White) Series 2022D	5.00%	11/15/51 (a)	1,000,000	1,032,068
Terrell
Tax & Waterworks & Sewer System GO RB Series 2023C	4.50%	08/15/48 (a)(h)	1,215,000	1,216,023
See financial notes
30Schwab Municipal Bond Funds | Annual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (a)	1,100,000	1,104,177
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (a)	765,000	767,182
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/31	1,250,000	1,279,854
Texas State Affordable Housing Corp Heroes 2019 Program
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (a)	620,000	616,264
Texas Transportation Commission
2nd Tier Refunding RB Series 2015C	5.00%	08/15/37 (a)	5,000,000	5,011,680
Texas Transportation Corp
Sr Lien RB (NTE Mobility Partners) Series 2023	5.50%	12/31/58 (a)	1,835,000	1,944,539
Texas Water Dev Brd
RB Series 2016	4.00%	10/15/30 (a)	3,900,000	3,958,634
Van Alstyne ISD
ULT GO Bonds Series 2022	5.00%	02/15/47 (a)(f)	1,500,000	1,599,711
Waxahachie
Tax & Revenue Certificates of Obligation Series 2023	4.13%	08/01/41 (a)(h)	400,000	383,859
Tax & Revenue Certificates of Obligation Series 2023	4.25%	08/01/42 (a)(h)	500,000	483,876
Tax & Revenue Certificates of Obligation Series 2023	4.25%	08/01/43 (a)(h)	500,000	480,901
				105,332,866
UTAH 0.1%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (a)	360,000	368,109
Student Building Fee RB Series 2018	5.00%	03/01/28 (a)	425,000	433,952
				802,061
VERMONT 0.7%
Vermont HFA
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	370,000	367,795
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)	2,125,000	2,105,547
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (a)	1,130,000	1,132,390
				3,605,732
VIRGINIA 0.5%
Chesapeake Bay Bridge & Tunnel District
1st Tier RB Series 2016	5.00%	07/01/46 (a)	2,200,000	2,222,728
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2021	4.00%	01/01/40 (a)	580,000	541,746
				2,764,474
WASHINGTON 2.7%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Excise Tax RB Series 2016S1	5.00%	11/01/46	2,250,000	2,485,359
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24 (e)	205,000	209,004
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	485,000	494,770
King Cnty SD #403 Renton
ULT GO Bond Series 2023	4.00%	12/01/41 (a)(f)	1,000,000	975,095
See financial notes
Schwab Municipal Bond Funds | Annual Report31

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(f)	1,000,000	1,075,942
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(f)	1,250,000	1,339,667
Port of Bellingham
Refunding RB 2019	5.00%	12/01/27	500,000	535,477
Refunding RB 2019	5.00%	12/01/28	460,000	501,030
Refunding RB 2019	5.00%	12/01/29 (a)	500,000	547,387
Refunding RB 2019	5.00%	12/01/30 (a)	625,000	682,358
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(f)	2,830,000	3,042,673
Washington Health Care Facilities Auth
RB (Overlake Hospital) Series 2014	5.00%	07/01/29 (a)	780,000	777,435
Refunding RB (Overlake Hospital) Series 2017B	5.00%	07/01/32 (a)	1,845,000	1,841,152
				14,507,349
WEST VIRGINIA 0.3%
West Virginia Hospital Finance Auth
Hospital RB (West Virginia Univ Health System) Series 2023A	4.25%	06/01/47 (a)	2,000,000	1,868,904
WISCONSIN 1.7%
Wisconsin Center District
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/34 (a)(g)	1,820,000	1,154,780
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/35 (a)(g)	2,900,000	1,737,217
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/36 (a)(g)	3,000,000	1,692,271
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C4 (SIFMA Municipal Swap Index + 0.65%)	4.71%	08/15/54 (a)(c)	1,700,000	1,699,051
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)(e)	1,000,000	1,067,141
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)(e)	1,025,000	1,093,819
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,013,137
				9,457,416
WYOMING 0.2%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/28	440,000	451,925
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/34 (a)	495,000	498,388
				950,313
Total Municipal Securities (Cost $556,649,848)				548,140,677
Total Investments in Securities (Cost $556,649,848)				548,140,677

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)	Variable rate security; rate shown is effective rate at period end.
(d)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(e)	Refunded bond.
(f)	Credit-enhanced or liquidity-enhanced.
(g)	Zero coupon bond.
See financial notes
32Schwab Municipal Bond Funds | Annual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(j)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,235,000 or 0.8% of net assets.

(k)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$548,140,677	$—	$548,140,677
Total	$—	$548,140,677	$—	$548,140,677

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Municipal Bond Funds | Annual Report33

Schwab Tax-Free Bond Fund
Statement of Assets and Liabilities

As of August 31, 2023
Assets
Investments in securities, at value - unaffiliated (cost $556,649,848)		$548,140,677
Cash		3,914
Receivables:
Interest		5,549,545
Investments sold		1,747,314
Fund shares sold		155,983
Prepaid expenses	+	20,622
Total assets		555,618,055

Liabilities
Payables:
Investments bought - delayed-delivery		4,825,142
Investments bought		3,533,336
Distributions to shareholders		641,884
Fund shares redeemed		479,734
Investment adviser fees		80,381
Shareholder service fees		68,363
Accrued expenses	+	59,941
Total liabilities		9,688,781
Net assets		$545,929,274

Net Assets by Source
Capital received from investors		$582,023,906
Total distributable loss	+	(36,094,632)
Net assets		$545,929,274

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$545,929,274		50,437,563		$10.82

See financial notes
34Schwab Municipal Bond Funds | Annual Report

Schwab Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2022 through August 31, 2023
Investment Income
Interest received from securities - unaffiliated		$18,510,330

Expenses
Investment adviser and administrator fees		1,233,631
Shareholder service fees		811,089
Portfolio accounting fees		102,666
Registration fees		52,359
Shareholder reports		38,700
Professional fees		38,510
Custodian fees		11,534
Independent trustees’ fees		11,517
Transfer agent fees		2,091
Other expenses	+	9,832
Total expenses		2,311,929
Expense reduction	–	179,240
Net expenses	–	2,132,689
Net investment income		16,377,641

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(11,180,748)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	6,900,206
Net realized and unrealized losses		(4,280,542)
Increase in net assets resulting from operations		$12,097,099
See financial notes
Schwab Municipal Bond Funds | Annual Report35

Schwab Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/22-8/31/23		9/1/21-8/31/22
Net investment income		$16,377,641	$13,145,754
Net realized losses		(11,180,748)	(16,420,637)
Net change in unrealized appreciation (depreciation)	+	6,900,206	(59,174,175)
Increase (decrease) in net assets resulting from operations		$12,097,099	($62,449,058 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($16,403,324 )	($16,116,194 )

TRANSACTIONS IN FUND SHARES
	9/1/22-8/31/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		27,440,783	$296,820,374	23,892,302	$272,856,307
Shares reinvested		905,527	9,830,758	809,394	9,374,441
Shares redeemed	+	(27,592,294)	(299,408,696)	(40,607,080)	(461,906,122)
Net transactions in fund shares		754,016	$7,242,436	(15,905,384)	($179,675,374 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-8/31/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		49,683,547	$542,993,063	65,588,931	$801,233,689
Total increase (decrease)	+	754,016	2,936,211	(15,905,384)	(258,240,626)
End of period		50,437,563	$545,929,274	49,683,547	$542,993,063
See financial notes
36Schwab Municipal Bond Funds | Annual Report

Schwab California Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19
Per-Share Data
Net asset value at beginning of period	$11.01	$12.24	$12.26	$12.23	$11.69
Income (loss) from investment operations:
Net investment income (loss)[1]	0.28	0.21	0.20	0.24	0.29
Net realized and unrealized gains (losses)	(0.10)	(1.17)	0.07	0.07	0.54
Total from investment operations	0.18	(0.96)	0.27	0.31	0.83
Less distributions:
Distributions from net investment income	(0.28)	(0.21)	(0.20)	(0.24)	(0.29)
Distributions from net realized gains	—	(0.06)	(0.09)	(0.04)	—
Total distributions	(0.28)	(0.27)	(0.29)	(0.28)	(0.29)
Net asset value at end of period	$10.91	$11.01	$12.24	$12.26	$12.23
Total return	1.65%	(7.97%)	2.25%	2.54%	7.19%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.38%	0.48%[2,3]	0.49%	0.49%	0.49%
Gross operating expenses	0.41%	0.56%[3]	0.58%	0.58%	0.60%
Net investment income (loss)	2.55%	1.78%	1.64%	1.97%	2.42%
Portfolio turnover rate	65%	67%	43%	78%	75%
Net assets, end of period (x 1,000)	$399,865	$419,849	$504,491	$488,458	$487,502

[1]	Calculated based on the average shares outstanding during the period.
[2]	Effective July 1, 2022, the net operating expense limitation was lowered from 0.49% to 0.38%. The ratio presented for the year ended August 31, 2022 is a blended ratio.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Municipal Bond Funds | Annual Report37

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.9% OF NET ASSETS
CALIFORNIA 97.6%
Alameda Corridor Transportation Auth
2nd Sub Lien Refunding RB Series 2022C	5.00%	10/01/52 (a)	2,500,000	2,645,898
Sr Lien Refunding RB Series 2022A	0.00%	10/01/50 (a)(b)	3,000,000	1,528,449
Alum Rock Union Elementary SD
GO Bonds Series 2022A	5.00%	08/01/48 (a)	1,000,000	1,072,643
GO Bonds Series 2022A	5.00%	08/01/53 (a)	1,705,000	1,818,756
Alvord USD
GO Bonds Series A	5.00%	08/01/52 (a)	2,000,000	2,150,724
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/23	575,000	575,000
Refunding RB Series 2015	5.00%	09/02/25	690,000	712,991
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (a)	650,000	670,959
Bay Area Toll Auth
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(c)	3,000,000	2,919,562
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (d)	555,000	503,836
GO Bonds Series 2017	0.00%	08/01/34 (a)(d)	7,705,000	5,018,373
Burbank
Electric RB Series 2023	5.00%	06/01/48 (a)	1,000,000	1,065,644
Burbank USD
GO Bonds Series 1997C	0.00%	08/01/24 (d)	3,000,000	2,907,590
California
GO Bonds	5.00%	09/01/25 (a)	1,815,000	1,817,801
GO Bonds	5.00%	10/01/26 (a)	5,000	5,008
GO Bonds	5.00%	05/01/44 (a)	2,525,000	2,544,471
GO Bonds	5.00%	10/01/45 (a)	1,420,000	1,560,947
GO Bonds Series CQ	4.00%	12/01/47 (a)	1,890,000	1,872,528
GO Refunding Bonds	5.00%	10/01/25	5,000,000	5,191,486
GO Refunding Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,363,111
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,101,331
California Cnty Tobacco Securitization Agency
Tobacco Settlement (Gold Country) Sr Refunding Bonds Series 2020A	4.00%	06/01/37 (a)	1,095,000	1,088,649
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/37 (a)	310,000	308,195
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/38 (a)	340,000	333,417
Tobacco Settlement (Los Angeles Cnty Securitization) Sr RB Series 2020A	4.00%	06/01/49 (a)	1,000,000	907,162
See financial notes
38Schwab Municipal Bond Funds | Annual Report

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/24	210,000	212,204
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/25	175,000	178,906
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/26	225,000	233,193
California Community Choice Finance Auth
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)	3,750,000	3,889,539
RB Series 2021B1	4.00%	02/01/52 (a)(c)	5,715,000	5,594,342
California Community Choice Financing Auth
Clean Energy RB Series 2023D	5.50%	05/01/54 (a)	6,000,000	6,299,630
RB Series 2022A1	4.00%	05/01/53 (a)	5,000,000	4,934,045
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (a)	1,250,000	1,298,194
RB (Santa Clara Univ) Series 2015	5.00%	04/01/45 (a)	2,000,000	2,031,462
RB (University of Redlands) Series 2022A	5.00%	10/01/44 (a)	3,000,000	2,991,053
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(c)	2,560,000	2,548,300
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/38 (a)	2,500,000	2,382,163
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/45 (a)	5,000,000	4,520,972
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/40 (a)	650,000	663,370
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/50 (a)	1,000,000	1,001,018
RB (Sutter Health) Series 2018A	5.00%	11/15/23	1,000,000	1,003,333
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(e)	200,000	203,747
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(e)	800,000	819,892
California Infrastructure & Economic Development Bank
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (a)	1,635,000	1,639,162
RB (Brightline Passenger Rail) Series 2020A	3.65%	01/01/50 (a)(e)	2,215,000	2,203,468
RB Series 2021B	4.00%	11/01/38 (a)	600,000	571,391
RB Series 2021B	4.00%	11/01/40 (a)	650,000	606,415
Refunding RB (Academy of Motion Picture Arts & Sciences) Series 2023A	4.00%	11/01/41 (a)(f)	2,000,000	1,972,295
Refunding RB (Los Angeles Cnty Museum of Natural History) Series 2020	4.00%	07/01/50 (a)	1,500,000	1,387,284
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/37 (a)	475,000	470,198
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/39 (a)	1,000,000	1,056,972
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/41 (a)	995,000	1,047,746
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (a)	250,000	261,748
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (a)	330,000	345,797
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (a)	350,000	367,118
California Municipal Finance Auth
COP Series 2022A	5.00%	11/01/27	100,000	105,150
COP Series 2022A	5.00%	11/01/28	115,000	122,565
COP Series 2022A	5.00%	11/01/29	125,000	134,718
COP Series 2022A	5.00%	11/01/30	100,000	108,986
COP Series 2022A	5.25%	11/01/52 (a)	2,000,000	2,136,564
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (e)	360,000	376,155
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (e)	350,000	372,708
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(e)	1,040,000	1,111,269
RB (Community Health System) Series 2021A	5.00%	02/01/35 (a)	750,000	802,125
RB (Inland Christian Home) Series 2020	4.00%	12/01/39 (a)(e)	500,000	495,431
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	677,290
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,167,878
RB (Samuel Merritt Univ) Series 2022	5.25%	06/01/53 (a)	2,000,000	2,112,164
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,061,632
See financial notes
Schwab Municipal Bond Funds | Annual Report39

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB (Aldersly) Series 2023A	5.00%	05/15/53 (a)(e)	2,500,000	2,595,843
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	622,939
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,193,608
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (a)	655,000	655,325
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (a)	750,000	750,054
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (a)	500,000	499,165
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(e)	250,000	268,829
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(e)	575,000	618,760
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(e)	250,000	268,460
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(e)	250,000	268,199
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/34 (a)	260,000	253,649
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/35 (a)	270,000	259,415
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (a)	425,000	435,869
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (a)	600,000	581,403
California Public Works Board
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,020,029
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	165,984
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (a)	590,000	602,627
California State Univ
RB Series 2015A	5.00%	11/01/37 (a)	2,500,000	2,580,252
RB Series 2016B3	3.13%	11/01/51 (a)	2,200,000	2,179,414
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24 (g)	870,000	874,904
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/31 (a)	1,700,000	1,765,214
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/33 (a)	1,355,000	1,401,472
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/34 (a)(e)	750,000	829,043
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/37 (a)(e)	735,000	797,026
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (a)	1,765,000	1,785,584
RB (Kaiser Permanente) Series 2004I	3.18%	09/07/23	5,000,000	4,999,752
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,491,947
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (a)	800,000	825,964
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (a)	700,000	722,585
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(e)	300,000	326,886
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(e)	235,000	256,546
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(e)	900,000	981,615
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(e)	275,000	280,075
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(e)	425,000	430,160
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/30 (a)	500,000	515,590
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (a)	1,250,000	1,286,388
Refunding RB (Odd Fellows Home) Series 2023A	5.00%	04/01/24 (e)	400,000	403,493
Refunding RB (Odd Fellows Home) Series 2023A	5.00%	04/01/25 (e)	485,000	497,003
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,176,560
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,591,472
Cathedral City Successor Redevelopment Agency
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/24	650,000	650,932
See financial notes
40Schwab Municipal Bond Funds | Annual Report

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Chaffey Joint UHSD
GO Bonds Series 2012G	0.00%	08/01/37 (a)(d)	1,000,000	562,970
GO Bonds Series 2012G	0.00%	08/01/38 (a)(d)	500,000	265,253
GO Bonds Series 2012G	0.00%	08/01/41 (a)(d)	1,500,000	674,466
GO Bonds Series 2012G	0.00%	08/01/42 (a)(d)	1,000,000	426,900
Chico
Sewer Refunding RB Series 2020	5.00%	12/01/23	780,000	783,091
Sewer Refunding RB Series 2020	5.00%	12/01/25	400,000	415,132
Sewer Refunding RB Series 2020	5.00%	12/01/26	320,000	338,633
Sewer Refunding RB Series 2020	5.00%	12/01/27	425,000	458,655
Clovis
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,104,888
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (a)	250,000	267,312
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (a)	500,000	534,590
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	802,406
Cordova Recreation & Park District
COP Series 2018	5.00%	03/01/43 (a)	655,000	660,351
Corona-Norco USD
GO Bonds Series 1998D	0.00%	09/01/27 (d)	2,400,000	2,084,627
Diablo Water District
Water Revenue COP Series 2019	4.00%	01/01/27	470,000	484,949
Water Revenue COP Series 2019	4.00%	01/01/28	490,000	511,943
Water Revenue COP Series 2019	4.00%	01/01/29 (a)	505,000	522,296
Water Revenue COP Series 2019	4.00%	01/01/30 (a)	480,000	495,862
Discovery Bay Public Financing Auth
Water & Wastewater Enterprise RB Series 2022	5.00%	12/01/52 (a)	4,000,000	4,309,130
Water & Wastewater RB Series 2017	5.00%	12/01/26	240,000	254,736
Water & Wastewater RB Series 2017	5.00%	12/01/27	250,000	270,833
East Bay Municipal Utility District
Water System RB Series 2022A	5.25%	06/01/52 (a)	1,315,000	1,454,078
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (a)	475,000	489,466
East Side UHSD
GO Refunding Bonds Series 2013	5.00%	08/01/28 (a)	3,000,000	3,009,175
Refunding GO Bonds Series 2020	5.00%	08/01/26	1,200,000	1,268,862
El Centro Financing Auth
Lease RB Series 2023A	5.00%	10/01/33	1,465,000	1,681,991
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/23	775,000	775,000
Foothill Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 2013A	0.00%	01/15/42 (a)(b)	1,000,000	1,162,827
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/46 (a)	2,000,000	1,877,851
Fort Bragg USD
GO Bonds Series B	5.50%	08/01/52 (a)	1,000,000	1,071,824
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	891,043
Lease Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,518,941
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (a)(d)(g)	1,120,000	770,351
GO Bonds Series 2016A	0.00%	08/01/34 (a)(d)(g)	1,900,000	1,245,315
See financial notes
Schwab Municipal Bond Funds | Annual Report41

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	1,706,676
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/24 (a)	900,000	903,507
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	793,941
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (a)	730,000	762,920
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	2,440,042
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	409,036
Refunding Bonds Series 2017	5.00%	04/01/28 (a)	180,000	191,081
Refunding Bonds Series 2017	5.00%	04/01/32 (a)	1,100,000	1,173,990
Refunding Bonds Series 2017	5.00%	04/01/34 (a)	1,115,000	1,191,296
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (a)(g)	1,430,000	1,555,257
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	781,474
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	814,152
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (a)	2,000,000	2,028,556
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,075,000
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,291,702
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	520,887
Inglewood USD
GO Bonds Series B	5.00%	08/01/32 (a)	200,000	211,397
GO Bonds Series B	5.00%	08/01/35 (a)	200,000	211,083
GO Bonds Series B	5.00%	08/01/37 (a)	720,000	751,888
Irvine Facilities Financing Auth
Lease RB Series 2023A	4.25%	05/01/53 (a)	1,000,000	993,915
Jefferson UHSD
GO Bonds Series A	5.00%	08/01/24	670,000	680,996
Kern Cnty
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,027,175
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,581,742
Kern HSD
GO Bonds Series 2016A	3.00%	08/01/29 (a)	1,000,000	977,606
Lake Tahoe USD
GO Refunding Bonds Series 2019	4.00%	08/01/26	550,000	560,961
GO Refunding Bonds Series 2019	4.00%	08/01/28	375,000	389,770
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,379,555
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (a)	820,000	865,487
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/31 (a)	325,000	332,336
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	342,206
See financial notes
42Schwab Municipal Bond Funds | Annual Report

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	953,896
Long Beach Harbor Dept
Sr Airport RB Series 2022C	5.25%	06/01/47 (a)	1,000,000	1,053,094
Los Angeles
Wastewater System RB Series 2015A	5.00%	06/01/44 (a)	500,000	509,290
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax Refunding RB Series 2014A	4.00%	07/01/34 (a)	3,000,000	3,010,102
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2021F	5.00%	12/01/26	250,000	266,146
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,413,612
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (a)	3,880,000	4,026,310
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	980,000	980,000
Los Angeles Dept of Airports
Sr RB Series 2020C	5.00%	05/15/27	1,290,000	1,357,110
Sr Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,675,000	1,774,172
Sr Refunding RB Series 2018B	5.00%	05/15/33 (a)	3,325,000	3,520,312
Sub Refunding RB Series 2021A	5.00%	05/15/51 (a)	1,500,000	1,540,808
Sub Refunding RB Series 2023A	5.00%	05/15/25	500,000	510,553
Los Angeles Dept of Water & Power
Power System RB Series 2001B6	3.10%	07/01/34 (a)(e)(h)	5,000,000	5,000,000
Power System RB Series 2002A7	2.80%	07/01/35 (a)(e)(h)	2,190,000	2,190,000
Power System RB Series 2015A	5.00%	07/01/30 (a)	3,015,000	3,089,487
Water System RB Series 2014A	5.00%	07/01/44 (a)	2,360,000	2,382,078
Water System RB Series 2022B	5.00%	07/01/47 (a)	2,135,000	2,303,318
Los Angeles Development Auth
M/F Housing RB Series 2022F	3.38%	01/01/46 (a)	3,250,000	3,167,004
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (a)	1,450,000	1,470,714
Refunding RB Series 2015A	5.00%	08/01/26 (a)	850,000	881,041
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/31 (a)(g)	1,050,000	1,062,462
Los Angeles USD
COP Series 2023A	5.00%	10/01/24	1,045,000	1,063,159
COP Series 2023A	5.00%	10/01/25	1,150,000	1,190,293
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	683,861
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	772,299
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (a)	2,205,000	2,292,928
Merced UHSD
GO Refunding Bonds Series 2015	0.00%	08/01/49 (a)(d)(g)	2,550,000	649,075
Modesto Irrigation District Financing Auth
Electric System RB Series 2015A	5.00%	10/01/26 (a)	1,250,000	1,298,899
Electric System RB Series 2015A	5.00%	10/01/40 (a)	2,000,000	2,046,455
Northern California Energy Auth
Commodity Supply RB Series 2018	5.00%	07/01/24	3,000,000	3,024,911
See financial notes
Schwab Municipal Bond Funds | Annual Report43

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Novato
Special Tax Refunding Bonds Series 2020	4.00%	09/01/25	150,000	151,574
Special Tax Refunding Bonds Series 2020	4.00%	09/01/26	100,000	101,770
Special Tax Refunding Bonds Series 2020	4.00%	09/01/27	200,000	205,238
Special Tax Refunding Bonds Series 2020	4.00%	09/01/31 (a)	285,000	292,475
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	642,678
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/24	600,000	608,448
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	534,464
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (a)	2,000,000	2,130,598
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (a)	500,000	544,127
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (a)	660,000	718,743
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/32 (a)	350,000	380,826
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (a)	725,000	788,606
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	609,020
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	232,088
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,358,347
Lease Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,345,176
Lease Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	833,349
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	1,770,572
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (a)(g)	1,365,000	1,413,995
GO Bonds Series D	5.00%	08/01/32 (a)(g)	1,490,000	1,543,481
GO Bonds Series D	5.00%	08/01/33 (a)(g)	1,685,000	1,745,481
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,108,226
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	2,640,952
Palo Alto
COP Series 2019A	5.00%	11/01/44 (a)	2,000,000	2,121,082
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (a)	600,000	615,706
Peralta CCD
GO Bonds Series 2022B	5.00%	08/01/24	1,500,000	1,523,137
Perris Elementary SD
GO Bonds Series 2023	4.00%	08/01/46 (a)	1,635,000	1,556,873
GO Bonds Series 2023	5.00%	08/01/47 (a)	1,065,000	1,131,893
GO Bonds Series 2023	4.00%	08/01/49 (a)	1,670,000	1,570,878
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	375,217
Lease Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	852,061
Pittsburg USD
GO Bonds Series 2023D	5.00%	08/01/47 (a)	2,000,000	2,149,394
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,000,000	2,206,158
See financial notes
44Schwab Municipal Bond Funds | Annual Report

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Port of Oakland
Intermediate Lien Refunding RB Series 2021H	5.00%	05/01/26	1,750,000	1,797,527
Intermediate Lien Refunding RB Series 2021H	5.00%	05/01/28	1,250,000	1,319,653
Refunding RB Series 2017D	5.00%	11/01/27	1,895,000	1,988,868
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	558,065
Richmond California Redevelopment Agency
Refunding RB Series 2021A	4.00%	09/01/24	300,000	301,531
Refunding RB Series 2021A	4.00%	09/01/26	400,000	406,169
Riverside Cnty
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,020,000	1,059,533
Riverside Cnty Transportation Commission
Sr Lien Toll Refunding RB Series 2021B1	4.00%	06/01/40 (a)	4,000,000	3,812,736
Rosedale-Rio Bravo Water Storage District
Refunding RB Series 2020A	5.00%	01/01/24	500,000	502,414
Refunding RB Series 2020A	5.00%	01/01/25	545,000	556,038
Refunding RB Series 2020A	5.00%	01/01/26	825,000	856,063
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (a)	200,000	200,240
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (a)	1,000,000	1,001,044
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A	5.00%	10/01/47 (a)	4,000,000	4,130,900
Sacramento Cnty
Refunding COP Series 2020	5.00%	10/01/24	1,420,000	1,444,224
Sacramento Cnty Sanitation District Financing Auth
RB Series 2014A	5.00%	12/01/44 (a)	1,935,000	1,950,681
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (a)	2,500,000	2,550,787
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	745,666
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	560,000
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	362,306
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,039,897
San Diego Cnty Regional Airport Auth
RB Series 2017B	5.00%	07/01/31 (a)	1,360,000	1,417,728
Sub Airport RB Series 2017B	5.00%	07/01/29 (a)	1,980,000	2,062,648
Sub Airport RB Series 2021B	5.00%	07/01/29	955,000	1,017,668
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/23	550,000	550,000
Refunding RB Series 2013A	5.00%	09/01/25 (a)	245,000	245,243
San Francisco Airport Commission
RB 2nd Series 2018G	5.00%	05/01/27	2,700,000	2,816,983
RB 2nd Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,546,378
RB 2nd Series 2019E	5.00%	05/01/40 (a)	425,000	440,471
RB 2nd Series 2022A	5.00%	05/01/30	800,000	866,069
RB 2nd Series 2022A	5.00%	05/01/31	1,690,000	1,849,664
Refunding RB 2nd Series 2020A	5.00%	05/01/37 (a)	3,500,000	3,698,186
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,000,000	2,033,021
See financial notes
Schwab Municipal Bond Funds | Annual Report45

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (a)	150,000	152,285
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (a)	165,000	167,756
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (a)	305,000	310,608
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (a)	430,000	437,958
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,155,000	1,250,683
GO Bonds Series 2017	5.00%	08/01/36 (a)	925,000	989,998
San Joaquin Hills Transportation Corridor Agency Toll
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/50 (a)	2,500,000	2,322,070
San Mateo Foster City Public Finance Auth
RB Series 2020A	5.00%	05/01/37 (a)	250,000	269,076
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	3.00%	08/01/24	175,000	174,473
Lease RB Series 2014	5.00%	08/01/25 (a)	175,000	177,603
Lease RB Series 2014	5.00%	08/01/26 (a)	165,000	167,491
Lease RB Series 2014	5.00%	08/01/27 (a)	320,000	324,774
Santa Monica Public Financing Auth
Lease RB Series 2018	5.00%	07/01/35 (a)	575,000	618,569
Sierra View Healthcare District
RB Series 2019	5.00%	07/01/24	915,000	922,524
RB Series 2019	4.00%	07/01/25	1,270,000	1,269,473
Refunding RB Series 2020	4.00%	07/01/26	300,000	300,807
Refunding RB Series 2020	5.00%	07/01/27	630,000	657,041
Refunding RB Series 2020	5.00%	07/01/30	645,000	689,079
South San Francisco USD
GO Bonds Series 2023	4.00%	09/01/40 (a)	1,000,000	1,000,148
Southern California Metropolitan Water District
Water Refunding RB Series 2016A	5.00%	07/01/34 (a)(g)	390,000	407,978
Southern California Public Power Auth
RB (Apex Power) Series 2014A	5.00%	07/01/34 (a)	3,535,000	3,578,681
Refunding RB Series 2020-1	5.00%	07/01/30 (a)	3,000,000	3,017,492
Stockton USD
GO Bonds Series A	5.00%	08/01/42 (a)	2,000,000	2,017,177
Susanville Natural Gas
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	569,554
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	635,439
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	700,746
Natural Gas Refunding RB Series 2019	4.00%	06/01/33 (a)	580,000	590,112
Tobacco Securitization Auth of Northern California
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021A1	4.00%	06/01/49 (a)	1,000,000	896,056
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	655,828
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	684,745
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	721,336
Water System Revenue COP Series 2022A	5.00%	11/15/52 (a)	3,925,000	4,205,442
Univ of California
Limited Project RB Series 2017M	3.09%	05/15/42 (a)(e)(i)(j)	1,770,000	1,770,000
Upland
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,203,395
See financial notes
46Schwab Municipal Bond Funds | Annual Report

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Val Verde USD
GO Bonds Series 2021B	4.00%	08/01/24	500,000	502,844
Vernon
Electric System RB Series 2021A	5.00%	10/01/26	2,000,000	2,058,779
Victorville
Electric RB Series 2022A	5.00%	05/01/30	500,000	559,811
West Contra Costa USD
GO Bonds Series 2002C	0.00%	08/01/24 (d)	2,885,000	2,790,914
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	329,866
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	472,872
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	629,616
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	672,226
				390,153,287
GUAM 1.3%
Guam Power Auth
Refunding RB Series 2022A	5.00%	10/01/32	2,000,000	2,158,391
Refunding RB Series 2022A	5.00%	10/01/39 (a)	1,190,000	1,223,165
Guam Waterworks Auth
Water & Wastewater System RB Series 2016	5.00%	01/01/46 (a)	1,840,000	1,842,604
				5,224,160
PUERTO RICO 1.0%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Auth
Hospital Refunding RB Series 2021	5.00%	07/01/28	700,000	734,039
Hospital Refunding RB Series 2021	5.00%	07/01/30	550,000	586,228
Hospital Refunding RB Series 2021	5.00%	07/01/31	825,000	887,072
Hospital Refunding RB Series 2021	5.00%	07/01/33 (a)	775,000	830,470
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	968,000	939,352
				3,977,161
Total Municipal Securities (Cost $407,673,829)				399,354,608
Total Investments in Securities (Cost $407,673,829)				399,354,608

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(d)	Zero coupon bond.
(e)	Credit-enhanced or liquidity-enhanced.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
See financial notes
Schwab Municipal Bond Funds | Annual Report47

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

(g)	Refunded bond.
(h)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(i)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,770,000 or 0.4% of net assets.

(j)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$399,354,608	$—	$399,354,608
Total	$—	$399,354,608	$—	$399,354,608

[1]	As categorized in the Portfolio Holdings.
See financial notes
48Schwab Municipal Bond Funds | Annual Report

Schwab California Tax-Free Bond Fund
Statement of Assets and Liabilities

As of August 31, 2023
Assets
Investments in securities, at value - unaffiliated (cost $407,673,829)		$399,354,608
Cash		2,624
Receivables:
Interest		4,434,600
Fund shares sold		316,811
Prepaid expenses	+	18,426
Total assets		404,127,069

Liabilities
Payables:
Investments bought - delayed-delivery		1,964,420
Fund shares redeemed		1,232,862
Investments bought		515,860
Distributions to shareholders		395,702
Investment adviser fees		58,440
Shareholder service fees		49,520
Accrued expenses	+	45,009
Total liabilities		4,261,813
Net assets		$399,865,256

Net Assets by Source
Capital received from investors		$425,807,732
Total distributable loss	+	(25,942,476)
Net assets		$399,865,256

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$399,865,256		36,634,976		$10.91

See financial notes
Schwab Municipal Bond Funds | Annual Report49

Schwab California Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2022 through August 31, 2023
Investment Income
Interest received from securities - unaffiliated		$11,935,489

Expenses
Investment adviser and administrator fees		895,187
Shareholder service fees		586,807
Portfolio accounting fees		92,738
Professional fees		40,363
Registration fees		26,049
Shareholder reports		12,922
Independent trustees’ fees		10,990
Custodian fees		6,391
Transfer agent fees		1,486
Other expenses	+	5,789
Total expenses		1,678,722
Expense reduction	–	132,083
Net expenses	–	1,546,639
Net investment income		10,388,850

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(9,188,590)
Net realized gains on futures contracts	+	259,290
Net realized losses		(8,929,300)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	5,039,331
Net realized and unrealized losses		(3,889,969)
Increase in net assets resulting from operations		$6,498,881
See financial notes
50Schwab Municipal Bond Funds | Annual Report

Schwab California Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/22-8/31/23		9/1/21-8/31/22
Net investment income		$10,388,850	$8,143,788
Net realized losses		(8,929,300)	(8,667,778)
Net change in unrealized appreciation (depreciation)	+	5,039,331	(38,196,409)
Increase (decrease) in net assets resulting from operations		$6,498,881	($38,720,399 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($10,379,368 )	($10,507,043 )

TRANSACTIONS IN FUND SHARES
	9/1/22-8/31/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,568,073	$115,563,605	14,257,320	$162,492,017
Shares reinvested		567,420	6,203,474	581,738	6,790,680
Shares redeemed	+	(12,623,734)	(137,870,742)	(17,919,503)	(204,696,513)
Net transactions in fund shares		(1,488,241)	($16,103,663 )	(3,080,445)	($35,413,816 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-8/31/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		38,123,217	$419,849,406	41,203,662	$504,490,664
Total decrease	+	(1,488,241)	(19,984,150)	(3,080,445)	(84,641,258)
End of period		36,634,976	$399,865,256	38,123,217	$419,849,406
See financial notes
Schwab Municipal Bond Funds | Annual Report51

Schwab Opportunistic Municipal Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21[1]	3/1/20– 8/31/20[2]	3/1/19– 2/29/20	3/1/18– 2/28/19
Per-Share Data
Net asset value at beginning of period	$9.20	$10.64	$10.42	$11.25	$10.61	$10.63
Income (loss) from investment operations:
Net investment income (loss)[3]	0.56 [4]	0.27	0.32	0.20	0.38	0.40
Net realized and unrealized gains (losses)	(0.37)	(1.43)	0.23	(0.83)	0.73	0.01
Total from investment operations	0.19	(1.16)	0.55	(0.63)	1.11	0.41
Less distributions:
Distributions from net investment income	(0.58)[4]	(0.28)	(0.26)	(0.20)	(0.38)	(0.41)
Distributions from net realized gains	—	—	(0.07)	—	(0.09)	(0.02)
Total distributions	(0.58)	(0.28)	(0.33)	(0.20)	(0.47)	(0.43)
Redemption fees[3]	—	—	— [5]	0.00 [6]	0.00 [6]	0.00 [6]
Net asset value at end of period	$8.81	$9.20	$10.64	$10.42	$11.25	$10.61
Total return	2.14%	(11.10%)	5.36%	(5.56%)[7]	10.71%	3.93%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.50%	0.50%[8]	0.58%[9]	0.73%[10,11]	0.75%	0.75%
Gross operating expenses	0.68%	0.55%[8]	0.70%	0.90%[10]	0.78%	0.76%
Net investment income (loss)	6.28%[4]	2.63%	2.99%	3.81%[10]	3.48%	3.80%
Portfolio turnover rate	157%	126%	83%	36%[7]	27%	18%
Net assets, end of period (x 1,000)	$41,279	$48,588	$69,314	$66,290	$82,969	$77,029

[1]	Effective July 1, 2021, the Schwab High Yield Municipal Bond Fund changed its name to Schwab Opportunistic Municipal Bond Fund.
[2]
Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund was reorganized into the Schwab Opportunistic Municipal Bond Fund (formerly, Schwab High
Yield Municipal Bond Fund), which commenced operations on that day. The Financial Highlights above present the shares of the Wasmer Schroeder High Yield Municipal
Fund prior to the acquisition date of August 10, 2020 and Schwab Opportunistic Municipal Bond Fund subsequent to that date.

[3]	Calculated based on the average shares outstanding during the period.
[4]
Includes a special payment of past due interest income received from defaulted securities. The per share effect on net investment income and distributions from net investment income was $0.27 and ($0.27), respectively, and the effect on net investment income to average net assets was 2.77% (see financial note 2(d) for additional information).

[5]	Effective July 1, 2021, redemption fees were eliminated.
[6]	Amount is less than $0.01 per share.
[7]	Not annualized.
[8]	Ratio includes less than 0.005% of non-routine proxy expenses.
[9]	Effective July 1, 2021, the net operating expense limitation was lowered from 0.60% to 0.50%. The ratio presented for the year ended August 31, 2021 is a blended ratio.
[10]	Annualized.
[11]	Effective August 10, 2020, the net operating expense limitation was lowered from 0.75% to 0.60%. The ratio presented for the period ended August 31, 2020 is a blended ratio.
See financial notes
52Schwab Municipal Bond Funds | Annual Report

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 104.1% OF NET ASSETS
ALABAMA 2.4%
Black Belt Energy Gas District
Gas Supply RB Series 2022D1	4.00%	07/01/52 (a)	1,000,000	989,429
ARIZONA 1.0%
La Paz Cnty Industrial Development Auth
Education Facility Lease RB (Harmony Public Schools) Series 2018A	5.00%	02/15/38 (a)	400,000	393,326
CALIFORNIA 2.1%
California Community Choice Finance Auth
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)	250,000	259,303
California Infrastructure & Economic Development Bank
RB (Brightline Passenger Rail) Series 2020A	3.65%	01/01/50 (a)(b)	285,000	283,516
California Municipal Finance Auth
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/34 (a)	315,000	325,755
				868,574
COLORADO 4.9%
Colorado Educational & Cultural Facilities Auth
Charter School RB (Loveland Classical Schools) Series 2023	5.00%	07/01/53 (a)(b)	375,000	375,539
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2019A1	4.00%	08/01/44 (a)	200,000	178,059
RB (Intermountain Healthcare) Series 2022A	5.00%	05/15/47 (a)	200,000	209,061
Denver
Airport System RB Series 2022A	4.13%	11/15/53 (a)	500,000	457,580
Park Creek Metropolitan District
Sr LT RB Series 2019A	4.00%	12/01/34 (a)	445,000	455,997
Whispering Pines Metropolitan District #1
LT GO Refunding Bonds Series 2023	5.00%	12/01/43 (a)	325,000	339,767
				2,016,003
CONNECTICUT 1.4%
Connecticut Health & Educational Facilities Auth
RB (Connecticut Children’s Medical Center) Series E	5.00%	07/15/39 (a)	300,000	313,833
RB (Sacred Heart Univ) Series L	5.00%	07/01/47 (a)	250,000	259,867
				573,700
See financial notes
Schwab Municipal Bond Funds | Annual Report53

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
DISTRICT OF COLUMBIA 0.6%
Metropolitan Washington Airports Auth
Sr Lien Refunding RB (Dulles Metrorail) Series 2019A	5.00%	10/01/44 (a)	250,000	257,941
FLORIDA 9.1%
Escambia Cnty School Board
Sales Tax RB Series 2016	5.00%	09/01/23	260,000	260,000
Halifax Hospital Medical Center
Hospital Revenue & Refunding Bonds Series 2016	5.00%	06/01/36 (a)	500,000	507,040
Lake Worth Beach
Consolidated Utility RB Series 2022	4.00%	10/01/52 (a)	500,000	457,493
Lee Cnty Industrial Development Auth
Healthcare Facilities Improvement RB (Shell Point Alliance) Series 2019	5.00%	11/15/49 (a)	500,000	467,450
Miami-Dade Cnty
Refunding RB Series 2022A	5.25%	10/01/52 (a)	500,000	513,829
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/39 (a)	250,000	250,768
Miami-Dade School Board
COP Series 2016C	3.25%	02/01/33 (a)	265,000	256,730
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (a)	500,000	370,608
Tampa
Revenue & Refunding Bonds (Univ of Tampa) Series 2020A	4.00%	04/01/50 (a)	500,000	432,559
Village Community Dev Dist. No.15
RB Series 2023	5.00%	05/01/43 (a)	250,000	250,930
				3,767,407
GUAM 1.2%
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2014A	5.00%	07/01/35 (a)	500,000	502,437
ILLINOIS 7.2%
Chicago
2nd Lien Water RB Series 2014	5.00%	11/01/44 (a)	500,000	500,921
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/23	250,000	250,456
GO Bonds Series 2015A	5.50%	01/01/34 (a)	250,000	253,949
GO Bonds Series 2019A	5.50%	01/01/49 (a)	250,000	258,703
Chicago Midway Airport
	5.00%	01/01/28 (a)	250,000	250,847
Cook Cnty HSD #205 Thornton TWP
LT GO Bonds Series 2017C	5.00%	12/01/23	250,000	250,696
Illinois
GO Bonds Series 2016	4.00%	06/01/35 (a)	250,000	246,675
GO Bonds Series 2017D	5.00%	11/01/24	370,000	375,215
GO Bonds Series 2023B	5.25%	05/01/39 (a)	250,000	265,815
Metropolitan Pier & Exposition Auth
RB (McCormick Place Expansion) Series 2002A	0.00%	12/15/23 (c)	175,000	173,008
Refunding Bonds Series 2010B-1	0.00%	06/15/43 (c)	405,000	161,738
				2,988,023
See financial notes
54Schwab Municipal Bond Funds | Annual Report

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
IOWA 0.6%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2014C	5.00%	02/15/31 (a)	250,000	251,123
KENTUCKY 0.5%
Kentucky Public Energy Auth
Gas Supply RB (Morgan Stanley) Series 2019A1	4.00%	12/01/49 (a)	200,000	200,201
LOUISIANA 2.1%
Louisiana Housing Corp M/F Revenue
S/F Mortgage RB Series 2023C	5.75%	12/01/53 (a)(d)	215,000	230,117
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.00%	07/01/48 (a)	350,000	368,977
New Orleans
Sewerage Service RB Series 2015	5.00%	06/01/25	260,000	265,904
				864,998
MARYLAND 2.1%
Maryland Economic Development Corp
Refunding RB (Transportation Facilities) Series 2017A	5.00%	06/01/35 (a)	500,000	517,856
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2023	5.00%	07/01/39 (a)	350,000	366,866
				884,722
MASSACHUSETTS 2.4%
Massachusetts Development Finance Agency
RB (Boston Medical Center) Series 2023G	5.25%	07/01/52 (a)	500,000	512,006
RB (Emerson College) Series 2018	5.00%	01/01/43 (a)	500,000	489,930
				1,001,936
MICHIGAN 2.4%
Fitzgerald Public SD
ULT GO Bonds Series 2023	5.25%	05/01/43 (a)(b)	435,000	460,807
Great Lakes Water Auth
Water System Sr Lien RB Series 2022B	5.25%	07/01/47 (a)	500,000	531,019
				991,826
MINNESOTA 2.2%
Southcentral Minnesota Multi-Cnty Hsg & Redevelopment Auth
Pooled Housing Development RB Series 1993	0.00%	02/01/00 (e)(f)	15,000	1,059
Pooled Housing Development RB Series 1993	0.00%	02/01/02 (e)(f)	30,000	2,118
Pooled Housing Development RB Series 1993	0.00%	02/01/05 (e)(f)	20,000	1,412
Pooled Housing Development RB Series 1993	0.00%	02/01/06 (e)(f)	20,000	1,412
Pooled Housing Development RB Series 1993	0.00%	02/01/07 (e)(f)	65,000	4,589
Pooled Housing Development RB Series 1993	0.00%	02/01/08 (e)(f)	10,000	706
Pooled Housing Development RB Series 1993	0.00%	02/01/17 (e)(f)	450,000	31,770
Pooled Housing Development RB Series 1993	0.00%	02/01/25 (e)(f)	9,500,000	670,700
See financial notes
Schwab Municipal Bond Funds | Annual Report55

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
St. Cloud ISD #742
Facilities Maintenance GO Bonds Series 2023A	4.13%	02/01/42 (a)(b)(d)	200,000	196,224
				909,990
MISSOURI 0.6%
St Louis Board of Education
GO Bonds Series 2023	5.00%	04/01/42 (a)	250,000	264,923
NEVADA 0.6%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/47 (a)	235,000	230,262
NEW JERSEY 7.7%
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2014UU	5.00%	06/15/27 (a)	375,000	378,687
School Facilities Construction Refunding Bonds Series 2023RRR	5.00%	03/01/25	250,000	255,011
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2023A	4.25%	06/15/40 (a)	250,000	250,828
New Jersey Turnpike Auth
RB Series 2022B	4.50%	01/01/48 (a)	500,000	511,647
South Jersey Transportation Auth
Transportation System Refunding RB Series 2014A	5.00%	11/01/39 (a)	1,000,000	999,934
Tobacco Settlement Financing Corp
Tobacco Settlement Bonds Series 2018A	5.25%	06/01/46 (a)	750,000	774,682
				3,170,789
NEW YORK 16.2%
Metropolitan Transportation Auth
Transportation RB Series 2020C1	4.75%	11/15/45 (a)	500,000	499,995
Transportation RB Series 2020C1	5.25%	11/15/55 (a)	500,000	514,437
New York City
GO Bonds Fiscal 2021 Series F1	4.00%	03/01/47 (a)	545,000	518,863
GO Bonds Fiscal 2022 Series D1	5.50%	05/01/46 (a)	250,000	276,174
GO Bonds Fiscal 2024 Series A	4.13%	08/01/53 (a)	250,000	236,614
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4	3.95%	06/15/50 (a)(b)(g)	185,000	185,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series CC	3.95%	06/15/53 (a)(b)(g)	330,000	330,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	4.00%	08/01/48 (a)	500,000	473,675
Future Tax Secured Sub Bonds Fiscal 2023 Series A3	3.97%	08/01/52 (a)(b)(g)	565,000	565,000
Future Tax Secured Sub Bonds Fiscal 2023 Series F1	4.00%	02/01/51 (a)	250,000	235,016
Future Tax Secured Sub Bonds Fiscal 2024 Series B	4.38%	05/01/53 (a)	500,000	490,105
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	5.25%	10/01/35	500,000	560,492
New York State Dormitory Auth
RB (Rochester Institute of Technology) Series 2022A	5.00%	07/01/41 (a)	500,000	537,927
State Personal Income Tax RB Series 2017A	4.00%	02/15/36 (a)	500,000	505,916
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C	5.00%	03/15/47 (a)	250,000	261,483
See financial notes
56Schwab Municipal Bond Funds | Annual Report

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Triborough Bridge & Tunnel Auth
Sales Tax RB Series 2023A	4.13%	05/15/53 (a)	500,000	479,172
				6,669,869
NORTH CAROLINA 1.3%
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/52 (a)	500,000	532,760
OHIO 0.5%
Ohio
Hospital RB (Cleveland Clinic Health System) Series 2019E	4.00%	01/01/52 (a)(b)(g)	215,000	215,000
OKLAHOMA 1.2%
Oklahoma Development Finance Auth
Health System RB (OU Medicine) Series 2018B	5.50%	08/15/57 (a)	500,000	473,561
OREGON 1.2%
Beaverton SD #48J
GO Bonds Series 2022A	0.00%	06/15/48 (a)(b)(c)	500,000	143,571
Lane Cnty SD
GO Bonds Series 2023	0.00%	06/15/43 (a)(b)(c)(d)	900,000	335,779
				479,350
PENNSYLVANIA 4.4%
Commonwealth Financing Auth
Tobacco Settlement RB Series 2018	5.00%	06/01/35 (a)	500,000	527,758
Pennsylvania Economic Development Financing Auth
RB (UPMC) Series 2023A2	5.00%	05/15/24	225,000	226,976
Pennsylvania State Turnpike Commission
RB Series 2022B	5.00%	12/01/47 (a)	500,000	519,348
Sub RB Series 2017B1	5.25%	06/01/47 (a)	250,000	255,409
Pennsylvania State Univ
RB Series 2022A	5.25%	09/01/52 (a)	250,000	270,893
				1,800,384
PUERTO RICO 0.2%
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	97,000	94,129
SOUTH CAROLINA 2.5%
South Carolina Public Service Auth
RB & Refunding Bonds Series 2016B	5.00%	12/01/56 (a)	500,000	500,400
RB Series 2022E	5.75%	12/01/47 (a)	500,000	540,605
				1,041,005
TENNESSEE 3.1%
Chattanooga Health Educational & Housing Facilities Board
Student Housing Refunding RB (CDFI Univ of Tennessee at Chattanooga) Series 2015	5.00%	10/01/29 (a)	500,000	509,036
See financial notes
Schwab Municipal Bond Funds | Annual Report57

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023	5.25%	05/01/53 (a)	250,000	263,613
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (a)	500,000	523,420
				1,296,069
TEXAS 17.4%
Bullard ISD
ULT GO Bonds Series 2022	5.00%	02/15/47 (a)(b)	350,000	372,176
Clear Creek ISD
ULT GO Refunding Bonds Series 2015A	4.00%	02/15/33 (a)(b)	250,000	250,036
Dallas
Refunding RB Series 2021	4.00%	08/15/30 (a)	250,000	250,786
El Paso Cnty Hospital District
GO Refunding Bonds Series 2017	5.00%	08/15/33 (a)	165,000	169,095
Garland
Electric Utility System Refunding RB Series 2023	4.25%	03/01/48 (a)	500,000	477,375
Harris Cnty Cultural Education Facilities Finance Corp
RB (Houston Methodist) Series 2020B	4.05%	12/01/59 (a)(g)	585,000	585,000
Martin Cnty Hospital District
GO Refunding Bonds Series 2021	4.00%	04/01/36 (a)	280,000	277,349
McKinney
Waterworks & Sewer System RB Series 2022	5.00%	03/15/42 (a)	400,000	427,115
New Hope Cultural Educational Facilities Corp
Education RB (Beta Academy) Series 2019A	5.00%	08/15/49 (a)	500,000	443,001
Newark Higher Education Finance Corp
Education RB (Orenda) Series 2023A	4.25%	08/15/58 (a)(b)	200,000	186,230
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/57 (a)(b)	500,000	525,734
North East Texas Regional Mobility Auth
Sr Lien RB Series 2016A	5.00%	01/01/36 (a)	250,000	254,015
North Texas Tollway Auth
1st Tier Refunding RB Series 2017A	5.00%	01/01/43 (a)	250,000	256,902
San Antonio
Gas Refunding RB Series 2023B	4.00%	02/01/43 (a)	250,000	237,012
GO Bonds Series 2023	4.00%	02/01/43 (a)	500,000	480,073
Terrell
Tax & Waterworks & Sewer System GO RB Series 2023C	4.50%	08/15/53 (a)(d)	500,000	495,122
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/28 (b)	275,000	280,226
Texas Transportation Commission
Central Texas Turnpike System 2nd Tier Refunding RB Series 2015C	5.00%	08/15/34 (a)	800,000	804,657
Texas Transportation Corp
Sr Lien RB (NTE Mobility Partners) Series 2023	5.50%	12/31/58 (a)	165,000	174,850
Waxahachie ISD
ULT GO Bonds Series 2023	4.25%	02/15/53 (a)(b)	250,000	242,491
				7,189,245
VIRGINIA 1.8%
Chesapeake Bay Bridge & Tunnel District
1st Tier RB Series 2016	5.00%	07/01/46 (a)	250,000	252,583
See financial notes
58Schwab Municipal Bond Funds | Annual Report

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2021	4.00%	01/01/40 (a)	520,000	485,703
				738,286
WASHINGTON 1.3%
Port Vancouver Washington
LT GO Bonds Series 2022A	5.00%	12/01/33 (a)	500,000	540,760
WEST VIRGINIA 0.9%
West Virginia Hospital Finance Auth
Hospital RB (West Virginia Univ Health System) Series 2023A	4.38%	06/01/53 (a)	375,000	348,349
WISCONSIN 1.0%
Wisconsin Health & Educational Facilities Auth
RB (Woodland Hill Sr Housing) Series 2014	5.25%	12/01/49 (a)	500,000	421,743
Total Municipal Securities (Cost $43,920,359)				42,968,120
Total Investments in Securities (Cost $43,920,359)				42,968,120

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Credit-enhanced or liquidity-enhanced.
(c)	Zero coupon bond.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)
The securities are in default and are not making full payments of interest and principal when due. The underlying properties were sold and the bond trustee collected sales proceeds from the underlying properties. A substantial distribution to bond holders occurred on April 14, 2023, with residual distributions to be paid in 2024 and possibly
2025. Due to the sale of the underlying properties, accruals for interest were suspended. Previously, the securities were making semiannual distributions of variable amounts of cash flow. These amounts were determined by factors including, but not limited to, property occupancy levels, per unit rental rates, capital reinvestment expenses, and county tax levy payments. The coupon accrual rate utilized by the fund was reviewed at least semiannually and was generally based on interest payments received historically along with any known changes in the previously mentioned factors.

(f)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(g)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
ISD —	Independent school district
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

ULT —	Unlimited tax
VRDN —	Variable rate demand note
See financial notes
Schwab Municipal Bond Funds | Annual Report59

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2023 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$42,058,130	$—	$42,058,130
Minnesota	—	196,224	713,766	909,990
Total	$—	$42,254,354	$713,766	$42,968,120

[1]	As categorized in the Portfolio Holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
INVESTMENT IN SECURITIES	LEVEL 3 VALUE AT August 31, 2022	GROSS TRANSFERS IN	GROSS TRANSFERS OUT	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	LEVEL 3 VALUE AT August 31, 2023
Municipal Securities
Minnesota	$0	$4,448,400	$0	$0	($2,420,325 )	($1,266,257 )	($48,052 )	$713,766
Total	$0	$4,448,400	$0	$0	($2,420,325 )	($1,266,257 )	($48,052 )	$713,766
There were security transfers to Level 3 due to securities utilizing an evaluated price from a third-party vendor pricing service using significant unobservable inputs. A significant change in third-party pricing information may result in a lower or higher value for Level
3 investments (see financial note 2(a), Securities for which no quoted value is available, for additional information).
See financial notes
60Schwab Municipal Bond Funds | Annual Report

Schwab Opportunistic Municipal Bond Fund
Statement of Assets and Liabilities

As of August 31, 2023
Assets
Investments in securities, at value - unaffiliated (cost $43,920,359)		$42,968,120
Cash		927
Receivables:
Interest		423,452
Fund shares sold		26,371
Prepaid expenses	+	12,791
Total assets		43,431,661

Liabilities
Payables:
Investments bought - delayed-delivery		1,232,489
Investments bought		507,762
Fund shares redeemed		325,450
Distributions to shareholders		49,725
Investment adviser fees		7,402
Accrued expenses	+	29,892
Total liabilities		2,152,720
Net assets		$41,278,941

Net Assets by Source
Capital received from investors		$49,543,543
Total distributable loss	+	(8,264,602)
Net assets		$41,278,941

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$41,278,941		4,685,402		$8.81

See financial notes
Schwab Municipal Bond Funds | Annual Report61

Schwab Opportunistic Municipal Bond Fund
Statement of Operations

For the period September 1, 2022 through August 31, 2023
Investment Income
Interest received from securities - unaffiliated		$1,623,738
Interest received from defaulted securities - unaffiliated[1]	+	1,116,060
Total investment income		2,739,798

Expenses
Investment adviser and administrator fees		161,455
Portfolio accounting fees		33,213
Professional fees		30,774
Registration fees		22,877
Independent trustees’ fees		9,727
Custodian fees		5,693
Shareholder reports		3,211
Transfer agent fees		1,973
Other expenses	+	4,088
Total expenses		273,011
Expense reduction	–	69,917
Net expenses	–	203,094
Net investment income		2,536,704

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(4,073,435)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	1,875,831
Net realized and unrealized losses		(2,197,604)
Increase in net assets resulting from operations		$339,100

[1]	Includes a special payment of past due interest income received from defaulted securities (see financial note 2(d) for additional information).
See financial notes
62Schwab Municipal Bond Funds | Annual Report

Schwab Opportunistic Municipal Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/22-8/31/23		9/1/21-8/31/22
Net investment income		$2,536,704 [1]	$1,634,539
Net realized losses		(4,073,435)	(2,561,194)
Net change in unrealized appreciation (depreciation)	+	1,875,831	(6,054,888)
Increase (decrease) in net assets resulting from operations		$339,100	($6,981,543 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,494,917 )[1]	($1,675,306 )

TRANSACTIONS IN FUND SHARES
	9/1/22-8/31/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,144,718	$19,213,326	3,399,370	$34,667,631
Shares reinvested		163,840	1,460,659	83,181	830,520
Shares redeemed	+	(2,903,398)	(25,827,457)	(4,719,224)	(47,566,667)
Net transactions in fund shares		(594,840)	($5,153,472 )	(1,236,673)	($12,068,516 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-8/31/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,280,242	$48,588,230	6,516,915	$69,313,595
Total decrease	+	(594,840)	(7,309,289)	(1,236,673)	(20,725,365)
End of period		4,685,402	$41,278,941	5,280,242	$48,588,230

[1]	Includes a special payment of past due interest income received from defaulted securities (see financial note 2(d) for additional information).
See financial notes
Schwab Municipal Bond Funds | Annual Report63

Schwab Municipal Bond Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab Tax-Free Bond Fund	Schwab U.S. Aggregate Bond Index Fund
Schwab California Tax-Free Bond Fund	Schwab Short-Term Bond Index Fund
Schwab Opportunistic Municipal Bond Fund	Schwab 1000 Index® Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of
64Schwab Municipal Bond Funds | Annual Report

Schwab Municipal Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2023, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued
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Schwab Municipal Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Debt securities may be placed on non-accrual status and set to accrue at a rate of interest less than the contractual coupon or have the interest receivable written off when the collection of all or a portion of interest has become doubtful.
The Schwab Opportunistic Municipal Bond Fund holds Southcentral Minnesota Multi-County Housing and Redevelopment Authority (Southcentral) bonds which were received in-kind by the Wasmer Schroeder High Yield Municipal Fund (predecessor fund) in 2014 when the predecessor fund commenced investment operations. The Southcentral bonds were purchased as distressed debt instruments in default (as the bonds were not making full payments of interest and principal when due at the time of purchase) prior to the transfer in-kind to the predecessor fund. During the period the underlying properties that represented collateral for the Southcentral bonds were sold; the proceeds from the sale of collateral were collected by the bond trustee which resulted in a distribution payment to bondholders. The fund received an aggregate distribution payment of $3,817,109 for past due interest coupons and principal payments. The distribution consisted of past due unpaid interest income of  $1,116,060 which is disclosed as “Interest received from defaulted securities  - unaffiliated” in the fund’s Statement of Operations. In addition, the fund’s shareholders received an income distribution payment of the past due interest income in April 2023 in the amount of $1,116,060 which represented $0.27 per share on record date.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds, except Schwab Opportunistic Municipal Bond Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Opportunistic Municipal Bond Fund declares and pays its dividends on the last business day of every month, based on its determination of net investment income, if any. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
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Schwab Municipal Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Credit and Liquidity Enhancements:
A portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and/or provide liquidity to the purchaser. At August 31, 2023, as a percentage of the total assets, 14% of the Schwab Tax-Free Bond Fund and 11% of the Schwab Opportunistic Municipal Bond Fund assets had credit and/or liquidity enhancements, with no single entity providing greater than 10%. Schwab California Tax-Free Bond Fund held less than 10% of total assets in these types of securities.

4. Risk Factors:
The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Management Risk. As actively managed mutual funds, the funds are subject to the risk that their investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. The funds’ investment adviser applies its own investment techniques and risk analyses in making investment decisions for each fund, but there can be no guarantee that they will produce the desired results.
Investment Style Risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. A fund’s emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than investments in some taxable bonds.
Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent
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Schwab Municipal Bond Funds
Financial Notes (continued)

4. Risk Factors (continued):
that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status, or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
High-Yield Risk. High-yield securities and unrated securities of similar credit quality (junk bonds) are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause a fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause a fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt a fund’s performance.
Derivatives Risk. Currently, the only type of derivatives the funds invest in is futures. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, credit risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of futures is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable futures transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular future may be valued incorrectly. Correlation risk is the risk that changes in the value of the future may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of futures may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. However, these risks are less severe when a fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Distressed or Defaulted Securities Risk. Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks in addition to the risks of investing in high-yield debt securities. A fund’s share price may decline if the reorganization or restructuring is not completed as anticipated. A fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. Repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties. A fund could lose its entire investment in such securities.
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Schwab Municipal Bond Funds
Financial Notes (continued)

4. Risk Factors (continued):
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for a fund to sell these bonds.
Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.
California State-Specific Risk. Because the Schwab California Tax-Free Bond Fund concentrates its investments in California municipal securities, the fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of California issuers to pay interest or repay principal.
Taxable Investments Risk. A fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.
Portfolio Turnover Risk. The Schwab Opportunistic Municipal Bond Fund buys and sells portfolio securities actively. This may cause the fund’s portfolio turnover rate and transaction costs to rise, which may lower the fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.22% of each fund’s average daily net assets.
For its advisory and administrative services to the Schwab Opportunistic Municipal Bond Fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.40% of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds, except the Schwab Opportunistic Municipal Bond Fund. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares, excluding the Schwab Opportunistic Municipal Bond Fund, are subject to an annual shareholder servicing fee up to 0.15%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have made an additional agreement  with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.38% for Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund, and 0.50% for the Schwab Opportunistic Municipal Bond Fund.
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Schwab Municipal Bond Funds
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2023, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Tax-Free Bond Fund	$—	$18,546,559	$0
Schwab California Tax-Free Bond Fund	3,901,517	3,718,453	0
Schwab Opportunistic Municipal Bond Fund	—	1,200,558	0

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility),  which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at August 31, 2023, are presented in each fund’s Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in each fund’s Statement of Operations, if any. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 4 for disclosures concerning the
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Schwab Municipal Bond Funds
Financial Notes (continued)

8. Derivatives (continued):
risks of investing in futures contracts.  During the period ended August 31, 2023, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Tax-Free Bond Fund	$—	—
Schwab California Tax-Free Bond Fund	346,089	3
Schwab Opportunistic Municipal Bond Fund	—	—

9. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2023, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES/MATURITIES OF SECURITIES
Schwab Tax-Free Bond Fund	$583,018,168	$564,776,168
Schwab California Tax-Free Bond Fund	260,662,655	274,538,267
Schwab Opportunistic Municipal Bond Fund	64,320,098	64,353,387

10. Federal Income Taxes:
As of August 31, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Tax-Free Bond Fund	$556,632,420	$3,763,974	($12,255,717 )	($8,491,743 )
Schwab California Tax-Free Bond Fund	407,943,399	1,143,154	(9,731,945)	(8,588,791)
Schwab Opportunistic Municipal Bond Fund	43,920,359	199,542	(1,151,781)	(952,239)

As of August 31, 2023, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED TAX-EXEMPT INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Tax-Free Bond Fund	$682,896	($8,491,743 )	($27,643,901 )	($35,452,748 )
Schwab California Tax-Free Bond Fund	392,016	(8,588,791)	(17,349,999)	(25,546,774)
Schwab Opportunistic Municipal Bond Fund	399,815	(952,239)	(7,662,453)	(8,214,877)
The components of distributable earnings on a tax basis may not match the Total distributable earnings line item on the Statement of Assets and Liabilities due to other temporary timing differences. The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales and the differing treatment of amortization of bond discounts and premiums. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these appreciation or depreciation differences, as applicable.
Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of amortization of bond discounts and premiums.
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Schwab Municipal Bond Funds
Financial Notes (continued)

10. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes.  As of August 31, 2023, the funds had capital loss carryforwards available as follows:

Schwab Tax-Free Bond Fund	$27,643,901
Schwab California Tax-Free Bond Fund	17,349,999
Schwab Opportunistic Municipal Bond Fund	4,815,277
The Schwab Opportunistic Municipal Bond Fund had a shareholder ownership change during the period ended August 31, 2023, which limits the availability of capital loss carryforwards to offset potential future capital gains. In addition to the available capital loss carryforward disclosed above for the Schwab Opportunistic Municipal Bond Fund, there are additional capital loss carryforwards as of the ownership change date in the amount of $2,847,176, the availability of those losses will be limited to $1,158,839 annually.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Tax-Free Bond Fund	$16,403,324	$—	$13,141,181	$966,096	$2,008,917
Schwab California Tax-Free Bond Fund	10,379,368	—	8,142,264	968,705	1,396,074
Schwab Opportunistic Municipal Bond Fund	2,493,536	1,381	1,670,528	4,778	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences, which are mainly due to differing treatments of bond discounts and premiums, may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of August 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended August 31, 2023, the funds did not incur any interest or penalties.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Municipal Bond Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Shareholders of Schwab Tax-Free Bond Fund, Schwab California Tax-Free Bond Fund, and Schwab Opportunistic Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Tax-Free Bond Fund, Schwab California Tax-Free Bond Fund, and Schwab Opportunistic Municipal Bond Fund, (the “Funds”) three of the funds constituting Schwab Investments, as of August 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended except for Schwab Opportunistic Municipal Bond Fund, the financial highlights for the each of the three years ended August 31, 2023 and for the period from March 1, 2020 through August 31, 2020; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year in the period ended August 31, 2019 were audited by other auditors, whose report, dated October 17, 2019, expressed an unqualified opinion on such financial highlights. For Schwab Opportunistic Municipal Bond Fund, the financial highlights for each of the two years in the period ended February 29, 2020 were audited by other auditors, whose report, dated April 29, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 17, 2023
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab Municipal Bond Funds
Other Federal Tax Information (unaudited)

Under section 852(b)(5) of the Internal Revenue Code, the funds designate the following percentage of the distributions paid from net investment income as exempt interest dividends for the fiscal year ended August 31, 2023.

Schwab Tax-Free Bond Fund	100.00%
Schwab California Tax-Free Bond Fund	100.00%
Schwab Opportunistic Municipal Bond Fund	99.94%
74Schwab Municipal Bond Funds | Annual Report

Schwab Municipal Bond Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Investments (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Tax-Free Bond Fund, Schwab California Tax-Free Bond Fund and Schwab Opportunistic Municipal Bond Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on April 27, 2023 and June 6, 2023, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2023 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s
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Schwab Municipal Bond Funds
technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although Schwab Opportunistic Municipal Bond Fund had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to the Fund including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with the Fund’s investment objective and policies and that it had taken steps designed to help improve performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap. The Trustees also considered the investment adviser’s contractual commitment to keep each Fund’s expense cap for so long as it serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, and any differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services
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Schwab Municipal Bond Funds
provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Schwab Municipal Bond Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Schwab Municipal Bond Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
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Schwab Municipal Bond Funds

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Sept. 2023 – present),
Chief Investment Officer (June 2011 – present) and Vice President (June 2011 – Sept. 2023),
Schwab Funds, Laudus Trust and Schwab ETFs.

Jonathan de St. Paer
1973
President
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.;
President (Nov. 2018 – present), Chief Executive Officer (Apr. 2019 – Sept. 2023) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Chief Financial Officer (Mar. 2020 – present) and Vice President
(Oct. 2013 – Mar. 2023), Charles Schwab Investment Management, Inc.

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Schwab Municipal Bond Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Apr. 2011 – present) and
Senior Vice President (Apr. 2011 – Mar. 2023) Charles Schwab Investment Management, Inc.;
Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus
Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Jan. 2020 – present) and
Senior Vice President (Jan. 2020 – Mar. 2023) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Managing Director (Mar. 2023 – present), Chief Legal Officer (Mar. 2022 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Municipal Bond Funds
Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg California Municipal 3-15 Year Blend Index An index that measures the performance of U.S. tax exempt bonds issued in the State of California with maturities greater than or equal to three years and less than fifteen years that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg Municipal 3-15 Year Blend Index An index that measures the performance of U.S. tax exempt bonds with maturities greater than or equal to three years and less than fifteen years that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg Municipal Bond Index An index that measures the performance of U.S. tax exempt bonds that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
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Credit Ratings
Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.
credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
S&P California AMT-Free Municipal Bond Index A broad, comprehensive market value-weighted index designed to measure the performance of investment-grade tax-exempt bonds issues within California.
section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Schwab Municipal Bond Funds | Annual Report83

Schwab Municipal Bond Funds
taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
84Schwab Municipal Bond Funds | Annual Report

Notes

Notes

Notes

Schwab Municipal Bond Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

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Bond Funds
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Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
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¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13656-26
00289725

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of eight operational series. Six series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, one series has a fiscal year-end of October 31, and one series has a fiscal year-end of the last day of February. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eight operational series during 2023/2024 and 2022/2023, based on their respective 2023/2024 and 2022/2023 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a)Audit Fees[1]		(b)Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2023/2024	Fiscal Year 2022/2023	Fiscal Year 2023/2024	Fiscal Year 2022/2023	Fiscal Year 2023/2024	Fiscal Year 2022/2023	Fiscal Year 2023/2024	Fiscal Year 2022/2023
$280,635	$264,750	$0	$0	$26,280	$24,800	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.

(e)(1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2023/2024: $3,399,066	2022/2023: $	5,163,701

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Omar Aguilar and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments - Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

By:	/s/ Omar Aguilar
Omar Aguilar Chief Executive Officer

Date:	October 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Chief Executive Officer

Date:	October 17, 2023

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date:	October 17, 2023